                                                --------------------------------
                                                         OMB APPROVAL
                                                --------------------------------
                                                OMB Number: 3235-0578
                                                Expires: February 28, 2006
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                                                per response........20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06557

                               STI Classic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         101 Federal Street Boston, MA                     02110
--------------------------------------------------------------------------------
   (Address of principal executive offices)             (Zip code)

          BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 3/31_______________________

Date of reporting period: 12/31/05

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC EQUITY FUNDS
AGGRESSIVE GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (98.4%)
CONSUMER DISCRETIONARY (19.9%)
Best Buy Co., Inc.                                            80,300     $ 3,491
Blue Nile, Inc. *                                             43,600       1,758
Coach, Inc. *                                                 85,400       2,847
eBay, Inc. *                                                 149,600       6,470
Garmin Ltd.                                                    4,254         282
Getty Images, Inc. *                                          32,102       2,866
IAC/ Interactive Corp. *                                      45,550       1,290
Monster Worldwide, Inc. *                                     56,502       2,306
Omnicom Group, Inc.                                           20,800       1,771
Urban Outfitters, Inc. *                                      62,800       1,589
Walt Disney Co. (The)                                        108,200       2,594
                                                                         -------
                                                                          27,264
                                                                         -------
CONSUMER STAPLES (3.3%)
Whole Foods Market, Inc.                                      57,900       4,481
                                                                         -------
FINANCIALS (10.9%)
BlackRock, Inc., Cl A                                         22,700       2,462
Calamos Asset Management, Inc., Cl A                          51,000       1,604
Capital One Financial Corp.                                   31,600       2,730
Euronet Worldwide, Inc. *                                     53,700       1,493
Fiserv, Inc. *                                                 6,081         263
Greenhill & Co., Inc.                                         15,300         859
Legg Mason, Inc.                                              23,100       2,766
Portfolio Recovery Associates, Inc. *                         31,900       1,481
SLM Corp.                                                     22,500       1,240
                                                                         -------
                                                                          14,898
                                                                         -------
HEALTH CARE (16.7%)
Alcon, Inc.                                                   20,300       2,631
Biosite, Inc. *                                               14,000         788
Celgene Corp. *                                               22,900       1,484
Foxhollow Technologies, Inc. *                                30,400         906
Gen-Probe, Inc. *                                             14,100         688
Genentech, Inc. *                                             29,341       2,714
Gilead Sciences, Inc. *                                      105,600       5,558
IDEXX Laboratories, Inc. *                                    14,800       1,065
Johnson & Johnson                                             31,900       1,917
Kyphon, Inc. *                                                25,500       1,041
Laboratory Corp. of America Holdings *                         1,472          79
Psychiatric Solutions, Inc. *                                 39,000       2,291
Varian Medical Systems, Inc. *                                32,200       1,621
                                                                         -------
                                                                          22,783
                                                                         -------
INFORMATION TECHNOLOGY (37.7%)
Alliance Data Systems Corp. *                                 66,400       2,364

Apple Computer, Inc. *                                        92,500      6,650
aQuantive, Inc. *                                             94,500      2,385
Broadcom Corp., Cl A *                                        66,100      3,117
CheckFree Corp. *                                              4,869        223
Cisco Systems, Inc. *                                         19,225        329
CNET Networks, Inc. *                                        141,400      2,077
Cognizant Technology Solutions Corp., Cl A *                 129,400      6,515
Dell, Inc. *                                                  43,100      1,293
F5 Networks, Inc. *                                           31,300      1,790
First Data Corp.                                               3,382        145
Google, Inc. *                                                 7,000      2,904
Intel Corp.                                                   53,500      1,335
International Business Machines Corp.                          4,252        350
Juniper Networks, Inc. *                                      27,300        609
Microsoft Corp.                                               29,054        760
Paychex, Inc.                                                 67,600      2,577
QUALCOMM, Inc.                                               152,000      6,548
SRA International, Inc., Cl A *                              109,000      3,329
Yahoo!, Inc. *                                               164,300      6,437
                                                                       --------
                                                                         51,737
                                                                       --------
RESTAURANTS (4.8%)
Starbucks Corp. *                                            217,600      6,530
                                                                       --------
SOFTWARE (0.6%)
Adobe Systems, Inc.                                           22,000        813
                                                                       --------
TELECOMMUNICATION SERVICES (4.5%)
NII Holdings, Inc. *                                          89,900      3,927
Sprint Corp.                                                  92,681      2,165
                                                                       --------
                                                                          6,092
                                                                       --------
TOTAL COMMON STOCKS (COST $115,753)                                     134,598
                                                                       --------
DEPOSITARY RECEIPTS (0.2%)
Nasdaq-100 Trust, Ser 1                                        7,609        308
                                                                       --------
TOTAL DEPOSITARY RECEIPTS (COST $279)                                       308
                                                                       --------
REPURCHASE AGREEMENT (3.9%)
Merrill Lynch & Co., Inc., 4.105%,
dated  12/30/05, to be repurchased on
01/03/06, repurchase price $5,298,570
(collateralized by U.S. Government Agencies,
5.000%, 10/01/25; total market value $5,406,497)               5,296      5,296
                                                                       --------
TOTAL REPURCHASE AGREEMENT (COST $5,296)                                  5,296
                                                                       --------
TOTAL INVESTMENTS (COST $121,328) (A) - 102.5%                          140,202
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%                           (3,374)
                                                                       --------
NET ASSETS - 100.0%                                                    $136,828
                                                                       ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $121,600 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $21,165
Unrealized Depreciation..................    (2,563)
                                            -------

Unrealized Appreciation (Depreciation)...   $18,602
                                            =======

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
CAPITAL APPRECIATION FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (15.3%)
Advance Auto Parts, Inc. * (b)                                444,400   $ 19,314
Bed Bath & Beyond, Inc. *                                     575,000     20,786
Harley-Davidson, Inc. (b)                                     529,700     27,274
Home Depot, Inc. (The) (b)                                    662,900     26,834
Kohl's Corp. * (b)                                            208,200     10,119
Lowe's Cos., Inc. (b)                                         487,000     32,463
Marriott International, Inc., Cl A (b)                        115,000      7,702
NIKE, Inc., Cl B (b)                                          175,400     15,223
Omnicom Group, Inc.                                           188,000     16,004
Time Warner, Inc. (b)                                       1,650,000     28,776
Univision Communications, Inc., Cl A * (b)                    398,500     11,712
Walt Disney Co. (The)                                         540,800     12,963
                                                                        --------
                                                                         229,170
                                                                        --------
CONSUMER STAPLES (3.7%)
Colgate-Palmolive Co.                                         240,800     13,208
Estee Lauder Cos., Inc. (The), Cl A                           337,500     11,300
Wal-Mart Stores, Inc.                                         349,600     16,361
Walgreen Co. (b)                                              323,300     14,309
                                                                        --------
                                                                          55,178
                                                                        --------
ENERGY (3.9%)
Anadarko Petroleum Corp. (b)                                  169,000     16,013
Exxon Mobil Corp.                                             750,000     42,127
                                                                        --------
                                                                          58,140
                                                                        --------
FINANCIALS (15.2%)
American Express Co.                                          664,000     34,169
American International Group, Inc.                            140,000      9,552
Chubb Corp. (The) (b)                                         455,000     44,431
Goldman Sachs Group, Inc. (The) (b)                           145,000     18,518
JPMorgan Chase & Co.                                          809,000     32,109
MGIC Investment Corp.                                         500,000     32,910
SLM Corp. (b)                                                 301,900     16,632
Washington Mutual, Inc. (b)                                   429,300     18,675
Wells Fargo & Co.                                             321,200     20,181
                                                                        --------
                                                                         227,177
                                                                        --------
HEALTH CARE (12.3%)
Amgen, Inc. * (b)                                             324,000     25,551
Baxter International, Inc.                                  1,178,500     44,371
Becton, Dickinson & Co.                                       548,800     32,972
Health Management Associates, Inc., Cl A                      748,000     16,426
Johnson & Johnson                                             263,900     15,860
Quest Diagnostics, Inc. (b)                                   300,000     15,444
Schering-Plough Corp.                                       1,112,600     23,198
Tenet Healthcare Corp. * (b)                                1,277,600      9,786
                                                                        --------
                                                                         183,608
                                                                        --------

INDUSTRIALS (19.6%)
3M Co.                                                       194,000      15,035
Cintas Corp. (b)                                             180,300       7,425
Danaher Corp.                                                417,000      23,260
Emerson Electric Co.                                         366,000      27,340
Fastenal Co. (b)                                             584,000      22,887
General Electric Co.                                         953,200      33,410
Honeywell International, Inc.                                975,000      36,319
Illinois Tool Works, Inc.                                    170,200      14,976
Lockheed Martin Corp. (b)                                    222,300      14,145
Raytheon Co.                                                 928,200      37,266
Southwest Airlines Co. (b)                                   906,500      14,894
Union Pacific Corp. (b)                                      324,800      26,150
United Parcel Service, Inc., Cl B (b)                        278,600      20,937
                                                                       ---------
                                                                         294,044
                                                                       ---------
INFORMATION TECHNOLOGY (27.2%)
Affiliated Computer Services, Inc., Cl A * (b)               342,000      20,240
Amdocs Ltd. *                                                486,500      13,379
Automatic Data Processing, Inc.                              669,900      30,742
CDW Corp.                                                    196,000      11,284
CheckFree Corp. * (b)                                        975,000      44,752
Cisco Systems, Inc. *                                        634,000      10,854
Electronic Data Systems Corp. (b)                            540,500      12,994
EMC Corp. *                                                1,328,500      18,094
First Data Corp.                                             307,500      13,226
LSI Logic Corp. * (b)                                      1,586,000      12,688
Maxim Integrated Products, Inc.                              668,000      24,208
Microsoft Corp.                                            1,844,000      48,220
NCR Corp. *                                                  390,600      13,257
Nokia Corp. ADR (b)                                        2,175,000      39,802
Oracle Corp. *                                             2,009,000      24,530
Paychex, Inc.                                                897,800      34,224
Texas Instruments, Inc. (b)                                  469,200      15,047
VeriSign, Inc. * (b)                                         909,500      19,936
                                                                       ---------
                                                                         407,477
                                                                       ---------
MATERIALS (1.1%)
Rohm & Haas Co. (b)                                          350,000      16,947
                                                                       ---------
TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc. (b)                                               650,000      15,919
                                                                       ---------
TOTAL COMMON STOCKS (COST $1,349,932)                                  1,487,660
                                                                       ---------
SHORT-TERM INVESTMENT (24.9%)
CSFB Enhanced Liquidity Portfolio (c)                    373,369,192     373,369
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT (COST $373,369)                              373,369
                                                                       ---------
REPURCHASE AGREEMENTS (0.6%)
CASH & EQUIVALENTS (0.6%)
Bear Stearns & Co., Inc., 4.205%, dated
12/30/05, to be repurchased on 01/03/06,
repurchased price $8,314,822
(collateralized by U.S. Government
Agencies, DN, due 01/01/23-06/01/35;
total market value $8,477,301)                                 8,311       8,311
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS (COST $8,311)                                  8,311
                                                                       ---------

TOTAL INVESTMENTS (COST $1,731,612) (A) - 124.9%                      1,869,340
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.9)%                        (372,582)
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,496,758
                                                                     ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,730,069 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $177,887
Unrealized Depreciation..................    (38,617)
                                            --------
Unrealized Appreciation (Depreciation)...   $139,270
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $361,556.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
EMERGING GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (99.2%)
CONSUMER DISCRETIONARY (13.6%)
Blue Nile, Inc. *                                             22,000     $  887
Getty Images, Inc. *                                           7,300        652
HouseValues, Inc. *                                           27,500        358
LIFE TIME FITNESS, Inc. *                                     19,500        743
Martha Stewart Living Omnimedia, Inc., Cl A *                 36,400        634
Polo Ralph Lauren Corp.                                       10,200        573
Stamps.com, Inc. *                                            15,700        360
Under Armour, Inc., Cl A *                                     7,200        276
Urban Outfitters, Inc. *                                      14,700        372
Volcom, Inc. *                                                 5,700        194
XM Satellite Radio Holdings, Inc., Cl A *                      7,000        191
                                                                         ------
                                                                          5,240
                                                                         ------
CONSUMER STAPLES (3.3%)
Whole Foods Market, Inc.                                      16,500      1,277
                                                                         ------
FINANCIALS (17.8%)
BlackRock, Inc., Cl A                                         10,900      1,182
Calamos Asset Management, Inc., Cl A                          37,900      1,192
Euronet Worldwide, Inc. *                                     45,500      1,265
Greenhill & Co., Inc.                                         11,300        635
Legg Mason, Inc.                                               9,200      1,101
Portfolio Recovery Associates, Inc. *                         30,600      1,421
                                                                         ------
                                                                          6,796
                                                                         ------
HEALTH CARE (17.2%)
Celgene Corp. *                                               12,500        810
Foxhollow Technologies, Inc. *                                17,000        506
Gen-Probe, Inc. *                                             15,200        742
IDEXX Laboratories, Inc. *                                     5,500        396
Kyphon, Inc. *                                                14,900        608
Neurocrine Biosciences, Inc. *                                 8,600        539
Psychiatric Solutions, Inc. *                                 21,600      1,269
Varian Medical Systems, Inc. *                                22,700      1,143
Ventana Medical Systems, Inc. *                               14,100        597
                                                                         ------
                                                                          6,610
                                                                         ------
INDUSTRIALS (8.2%)
AirTran Holdings, Inc. *                                     100,700      1,615
Corporate Executive Board Co. (The)                            9,100        816
Joy Global, Inc.                                              12,800        512
Mobile Mini, Inc. *                                            4,200        199
                                                                         ------
                                                                          3,142
                                                                         ------
INFORMATION TECHNOLOGY (28.6%)
Alliance Data Systems Corp. *                                  9,400        335
aQuantive, Inc. *                                             61,100      1,542
Broadcom Corp., Cl A *                                        16,600        783

CNET Networks, Inc. *                                          25,900       380
Cognizant Technology Solutions Corp., Cl A *                   28,300     1,425
F5 Networks, Inc. *                                            27,200     1,555
iVillage, Inc. *                                               55,300       444
Marchex, Inc., Cl B *                                           8,700       196
Novatel Wireless, Inc. *                                       59,400       719
SiRF Technology Holdings, Inc. *                               16,000       477
SRA International, Inc., Cl A *                                46,500     1,420
ViaSat, Inc. *                                                 36,700       981
WebSideStory, Inc. *                                           38,800       703
                                                                        -------
                                                                         10,960
                                                                        -------
MATERIALS (1.4%)
Symyx Technologies, Inc. *                                     20,100       549
                                                                        -------
TELECOMMUNICATION SERVICES (9.1%)
American Tower Corp., Cl A *                                   17,100       463
Crown Castle International Corp. *                             13,600       366
NeuStar, Inc., Cl A *                                           6,400       195
NII Holdings, Inc. *                                           36,700     1,603
Time Warner Telecom, Inc., Cl A *                              61,500       606
UbiquiTel, Inc. *                                              27,800       275
                                                                        -------
                                                                          3,508
                                                                        -------
TOTAL COMMON STOCKS (COST $31,454)                                       38,082
                                                                        -------
REPURCHASE AGREEMENT (4.0%)
Merrill Lynch & Co., Inc., 4.105%, dated 12/30/2005, to be
repurchased on 01/03/06, repurchase price $1,547,615
(collateralized by U.S. Government Agencies, 5.000%, due
10/01/25, total market value $1,579,536)                        1,547     1,547
                                                                        -------
TOTAL REPURCHASE AGREEMENT (COST $1,547)                                  1,547
                                                                        -------
TOTAL INVESTMENTS (COST $33,001) (A) - 103.2%                            39,629
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%                           (1,231)
                                                                        -------
NET ASSETS - 100.0%                                                     $38,398
                                                                        =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $33,077 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $7,347
Unrealized Depreciation..................     (795)
                                            ------
Unrealized Appreciation (Depreciation)...   $6,552
                                            ======

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES      VALUE
                                                             ---------   -------
FOREIGN COMMON STOCKS (95.9%)
AUSTRALIA (4.0%)
Australia & New Zealand Banking Group Ltd.                     257,770   $ 4,525
BlueScope Steel Ltd.                                           489,556     2,501
Downer EDI Ltd.                                                281,177     1,480
Investa Property Group                                       1,668,080     2,427
Promina Group Ltd.                                             945,134     3,353
Qantas Airways Ltd.                                          1,027,766     3,043
Rio Tinto Group Ltd. (b)                                       104,612     5,289
St. George Bank Ltd.                                           172,846     3,757
Westpac Banking Corp.                                          264,491     4,410
                                                                         -------
                                                                          30,785
                                                                         -------
BELGIUM (0.5%)
Fortis                                                          28,843       920
Fortis SA                                                       88,829     2,828
                                                                         -------
                                                                           3,748
                                                                         -------
DENMARK (0.8%)
Danske Bank A/S                                                121,486     4,281
TDC A/S                                                         33,506     2,007
                                                                         -------
                                                                           6,288
                                                                         -------
FINLAND (1.9%)
Fortum Corp.                                                   185,868     3,485
Nokia Corp., Cl A                                              492,324     9,004
Tietoenator Oyj                                                 49,684     1,814
                                                                         -------
                                                                          14,303
                                                                         -------
FRANCE (10.2%)
Atos Origin SA *                                                39,245     2,585
AXA (b)                                                        236,070     7,617
BNP Paribas                                                    105,028     8,497
Bouygues SA                                                     44,756     2,188
Compagnie de Saint-Gobain (b)                                   51,804     3,081
France Telecom SA                                              211,494     5,255
Lafarge SA (b)                                                  50,083     4,506
Pernod Ricard                                                   15,473     2,700
PSA Peugeot Citroen SA (b)                                      32,030     1,846
Sanofi-Aventis                                                  57,563     5,042
Schneider Electric SA (b)                                       41,918     3,739
Societe Generale (b)                                            52,570     6,465
SUEZ SA (b)                                                    165,704     5,159
TOTAL SA (b)                                                    32,210     8,091
VINCI SA (b)                                                    59,038     5,077
Vivendi Universal SA (b)                                       207,703     6,505
                                                                         -------
                                                                          78,353
                                                                         -------
GERMANY (7.4%)
Adidas-Salomon AG                                              22,322      4,237
Allianz AG                                                     46,523      7,046
BASF AG                                                        80,724      6,185
Bayer AG                                                       35,308      1,472
Continental AG (b)                                             49,792      4,415
DaimlerChrysler AG                                             48,000      2,448

Deutsche Bank AG                                                 47,189    4,579
Deutsche Post AG                                                 62,763    1,524
Deutsche Telekom AG                                             214,039    3,562
E.ON AG                                                          70,140    7,262
MAN AG                                                           67,030    3,577
METRO AG                                                         20,459      988
SAP AG                                                           16,362    2,967
Schering AG                                                      64,988    4,350
Siemens AG (b)                                                   22,523    1,929
                                                                          ------
                                                                          56,541
                                                                          ------
HONG KONG (1.9%)
Cheung Kong (Holdings) Ltd.                                     337,195    3,460
China Mobile Ltd.                                               578,000    2,736
China Resources Power Holdings Co. Ltd.                       1,698,000      958
CNOOC Ltd.                                                    3,291,538    2,229
Hutchison Whampoa Ltd.                                          268,019    2,553
Prosperity REIT *                                                10,537        3
Wing Hang Bank Ltd.                                             325,000    2,339
                                                                          ------
                                                                          14,278
                                                                          ------
IRELAND (0.7%)
Anglo Irish Bank Corp. PLC                                       69,935    1,061
CRH PLC                                                         147,602    4,342
                                                                          ------
                                                                           5,403
                                                                          ------
ITALY (1.9%)
Banca Intesa SpA                                                914,573    4,845
Eni SpA (b)                                                     242,259    6,719
Mediaset SpA                                                     65,549      694
UniCredito Italiano SpA                                         313,251    2,158
                                                                          ------
                                                                          14,416
                                                                          ------
JAPAN (24.4%)
AEON Co. Ltd.                                                   113,800    2,895
Aisin Seiki Co. Ltd.                                             71,500    2,625
Amano Corp.                                                      87,600    1,671
Astellas Pharma, Inc.                                            67,800    2,645
Canon, Inc. (b)                                                  81,600    4,775
Central Japan Railway Co.                                           341    3,268
Daicel Chemical Industries Ltd.                                 574,000    4,128
Daiichi Sankyo Co. Ltd. *                                        56,200    1,084
Daiwa Securities Group, Inc.                                    321,000    3,640
East Japan Railway Co.                                              331    2,276
Electric Power Development Co. Ltd.                              89,600    3,077
FANCL Corp.                                                      42,600    2,280
FANUC Ltd.                                                       25,300    2,148
Fujikura Ltd.                                                   283,000    2,294
Fujitsu Ltd.                                                    465,000    3,541
Hitachi Chemical Co. Ltd.                                        88,800    2,350
Honda Motor Co. Ltd.                                             61,500    3,510
Ibiden Co. Ltd.                                                  52,200    2,798
ITOCHU Corp.                                                    358,000    2,987
Japan Tobacco, Inc.                                                 116    1,692
KDDI Corp.                                                          372    2,145
Keisei Electric Railway Co. Ltd.                                199,000    1,359
Komatsu Ltd.                                                    210,000    3,474
Kubota Corp.                                                    223,000    1,874
Makita Corp.                                                     60,000    1,476
Matsushita Electric Industrial Co. Ltd.                         271,000    5,228
Mazda Motor Corp.                                               578,000    2,647
Mitsubishi Corp.                                                217,400    4,812
Mitsubishi Electric Corp.                                       445,000    3,151

Mitsubishi Tokyo Financial Group, Inc.                              570    7,734
Mitsui Fudosan Co. Ltd.                                          88,000    1,787
Mitsui O.S.K. Lines Ltd.                                        370,000    3,229
Mitsui Sumitomo Insurance Co. Ltd.                              237,000    2,900
Mitsui Trust Holdings, Inc.                                     242,000    2,906
Mizuho Financial Group, Inc.                                        996    7,906
Morinaga & Co. Ltd.                                             473,000    1,476
Namco Bandai Holdings, Inc. *                                    67,750      991
Nidec Corp.                                                      13,800    1,174
Nikko Cordial Corp.                                             168,300    2,666
Nippon Steel Corp.                                              567,000    2,020
Nippon Telegraph & Telephone Corp.                                  670    3,045
Nomura Research Institute Ltd.                                   14,500    1,777
NSK Ltd.                                                        379,000    2,591
Okinawa Electric Power Co., Inc. (The)                           37,800    2,087
ORIX Corp.                                                       19,200    4,893
Resona Holdings, Inc. *                                             385    1,551
Ricoh Co. Ltd.                                                  102,000    1,786
Ryohin Keikaku Co. Ltd.                                          22,300    1,946
Sankyo Co. Ltd.                                                  35,100    2,033
Sanyo Shinpan Finance Co. Ltd.                                   32,970    2,365
Sega Sammy Holdings, Inc.                                        60,700    2,033
Shin-Etsu Chemical Co. Ltd.                                      44,700    2,377
Sompo Japan Insurance, Inc.                                     101,000    1,366
Sumitomo Corp.                                                  255,000    3,298
Sumitomo Electric Industries Ltd.                                96,500    1,466
Sumitomo Metal Industries Ltd.                                  958,000    3,688
Sumitomo Mitsui Financial Group, Inc.                               376    3,986
Takeda Pharmaceutical Co. Ltd.                                  103,300    5,589
Tokyo Ohka Kogyo Co. Ltd.                                        79,600    2,295
Toyoda Machine Works Ltd. (d)                                    98,000    1,386
Toyota Motor Corp.                                              215,900   11,204
Trans Cosmos, Inc.                                               20,700    1,603
Tsubakimoto Chain Co.                                           109,000      758
Yamada Denki Co. Ltd.                                            26,100    3,267
Yamaha Motor Co. Ltd.                                            94,200    2,460
Yamatake Corp.                                                   31,800      732
                                                                         -------
                                                                         188,221
                                                                         -------
NETHERLANDS (3.9%)
ABN AMRO Holding NV                                             247,125    6,462
Akzo Nobel NV                                                    80,429    3,727
ING Groep NV                                                    224,601    7,789
Royal KPN NV                                                    470,451    4,717
Royal Philips Electronics NV                                    230,207    7,153
                                                                         -------
                                                                          29,848
                                                                         -------
NEW ZEALAND (0.7%)
Fletcher Building Ltd.                                          713,466    3,677
Warehouse Group Ltd. (The)                                      606,500    1,470
                                                                         -------
                                                                           5,147
                                                                         -------
NORWAY (1.9%)
DNB NOR ASA                                                     106,200    1,134
Norsk Hydro ASA                                                  17,520    1,800
Orkla ASA                                                       124,943    5,178
Statoil ASA                                                     143,791    3,305
Telenor ASA                                                     285,378    2,803
                                                                         -------
                                                                          14,220
                                                                         -------

PORTUGAL (0.3%)
Energias de Portugal SA                                         741,313    2,281
                                                                          ------
SINGAPORE (0.8%)
Jurong Technologies Industrial Corp. Ltd.                     1,449,000    1,578
SembCorp Industries Ltd.                                      1,045,000    1,723
United Overseas Bank Ltd.                                       341,354    2,998
                                                                          ------
                                                                           6,299
                                                                          ------
SPAIN (2.5%)
Banco Santander Central Hispano SA                              522,591    6,897
Endesa SA (b)                                                    58,979    1,551
Repsol YPF SA (b)                                               176,080    5,142
Telefonica SA                                                   256,957    3,866
Union Fenosa SA (b)                                              42,811    1,593
                                                                          ------
                                                                          19,049
                                                                          ------
SWEDEN (2.6%)
Autoliv, Inc.                                                    31,519    1,425
Nordea Bank AB                                                  357,228    3,712
Sandvik AB                                                       61,414    2,862
Svenska Handelsbanken AB, Cl A                                   98,840    2,453
Telefonaktiebolaget LM Ericsson                               1,895,535    6,519
Volvo AB, Cl B                                                   63,172    2,980
                                                                          ------
                                                                          19,951
                                                                          ------
SWITZERLAND (6.4%)
Credit Suisse Group                                             168,554    8,597
Nestle SA                                                        34,137   10,213
Novartis AG                                                     217,124   11,414
Roche Holding Ltd.                                               43,851    6,586
UBS AG                                                           64,587    6,151
Zurich Financial Services                                        29,211    6,226
                                                                          ------
                                                                          49,187
                                                                          ------
UNITED KINGDOM (23.1%)
Alliance UniChem PLC                                            227,822    3,137
Anglo American PLC                                              201,879    6,872
Anglo Irish Bank Corp. PLC                                      150,969    2,293
AstraZeneca PLC                                                 204,778    9,965
Aviva PLC                                                       483,024    5,858
AWG PLC                                                         203,241    3,828
Balfour Beatty PLC                                              500,013    3,062
BHP Billiton PLC                                                397,367    6,490
BP PLC                                                        1,676,717   17,852
Bradford & Bingley PLC                                          402,396    2,841
British Airways PLC *                                           728,453    4,185
British American Tobacco PLC                                    281,619    6,297
British Energy Group PLC *                                      479,586    4,273
BT Group PLC                                                    799,629    3,064
CRH PLC                                                           8,518      250
First Choice Holidays PLC                                     1,119,188    4,813
George Wimpey PLC                                               325,525    2,688
GlaxoSmithKline PLC                                             376,444    9,512
HBOS PLC                                                        525,614    8,978
HSBC Holdings PLC                                               917,825   14,730
Old Mutual PLC                                                  862,873    2,445
Pilkington PLC                                                  617,193    1,582
Royal & Sun Alliance Insurance Group PLC                        978,340    2,116
Royal Bank of Scotland Group PLC (The)                          383,393   11,574
Royal Dutch Shell PLC, Cl A                                     424,158   12,921
Royal Dutch Shell PLC, Cl B                                     114,996    3,675
SABMiller PLC                                                   136,041    2,483

Tesco PLC                                                    925,148      5,275
Vodafone Group PLC                                         6,089,515     13,146
WH Smith PLC                                                 207,500      1,551
                                                                       --------
                                                                        177,756
                                                                       --------
TOTAL FOREIGN COMMON STOCKS (COST $579,621)                             736,074
                                                                       --------
EXCHANGE TRADED FUNDS (0.7%)
iShares MSCI Emerging Markets Index Fund (b)                  63,789      5,629
                                                                       --------
TOTAL EXCHANGE TRADED FUNDS (COST $5,247)                                 5,629
                                                                       --------
SHORT-TERM INVESTMENTS (11.6%)
Brown Brothers Harriman & Co.,                             6,000,994      6,001
Cayman Islands Cash Sweep
CSFB Enhanced Liquidity Portfolio (c)                     83,070,545     83,071
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $89,072)                              89,072
                                                                       --------
TOTAL INVESTMENTS (COST $673,940) (A) - 108.2%                          830,775
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%                          (63,201)
                                                                       --------
NET ASSETS - 100.0%                                                    $767,574
                                                                       ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $675,511 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $157,037
Unrealized Depreciation..................     (1,772)
                                            --------
Unrealized Appreciation (Depreciation)...   $155,265
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $80,463.

(c) This security was purchased with cash collateral held from securities lending.

(d) Fair Valued at December 31, 2005 according to procedures approved by the Board of Trustees.

Cl - Class
PLC - Public Limited Company
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of December 31, 2005, were as follows (unaudited):

Consumer Discretionary                                                     10.2%
Consumer Staples                                                            5.4
Energy                                                                      8.8
Financials                                                                 28.9
Health Care                                                                 7.7
Industrials                                                                10.9
Information Technology                                                      5.5
Materials                                                                   8.1
Short-Term Investments                                                     12.3
Telecommunication Services                                                  6.3
Utilities                                                                   4.1

STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY INDEX FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES    VALUE
                                                               -------   -------
FOREIGN COMMON STOCKS (91.3%)
AUSTRALIA (3.0%)
Alumina Ltd.                                                    55,476   $   302
Amcor Ltd.                                                      36,803       201
AMP Ltd.                                                        81,389       459
Australia & New Zealand Banking Group Ltd.                      81,041     1,423
Australian Gas Light Co.                                        21,986       277
BHP Billiton Ltd.                                              167,193     2,787
BlueScope Steel Ltd.                                            34,394       176
Boral Ltd.                                                      34,145       203
Brambles Industries Ltd.                                        50,627       375
Coca-Cola Amatil Ltd.                                           25,059       142
Coles Myer Ltd.                                                 51,544       386
Commonwealth Bank of Australia                                  53,637     1,680
CSL Ltd.                                                        10,588       330
CSR Ltd.                                                        44,150       113
Foster's Group Ltd.                                             86,769       355
Insurance Australia Group Ltd.                                  73,842       293
John Fairfax Holdings Ltd.                                      44,393       130
Lend Lease Corp. Ltd.                                           17,278       183
Macquarie Bank Ltd.                                             10,771       538
Macquarie Infrastructure Group                                 118,170       308
Mayne Group Ltd.                                                31,020        80
Mayne Pharma Ltd. *                                             31,020        58
Mirvac Group Ltd.                                               40,738       123
National Australia Bank Ltd.                                    66,813     1,587
Newcrest Mining Ltd.                                            16,328       291
Orica Ltd.                                                      16,409       245
Origin Energy Ltd.                                              37,917       209
QBE Insurance Group Ltd.                                        34,239       492
Rinker Group Ltd.                                               43,759       528
Rio Tinto Group Ltd. (b)                                        14,025       709
Santos Ltd.                                                     28,200       253
Stockland Trust Group                                           72,455       345
Suncorp-Metway Ltd.                                             26,098       384
TABCORP Holdings Ltd.                                           25,060       286
Telstra Corp. Ltd.                                              86,354       249
Wesfarmers Ltd.                                                 17,970       487
Westfield Group                                                 64,870       863
Westpac Banking Corp.                                           79,768     1,330
Woodside Petroleum Ltd.                                         24,647       708
Woolworths Ltd.                                                 51,202       632
                                                                         -------
                                                                          20,520
                                                                         -------
AUSTRIA (1.7%)
Bank Austria AG                                                  8,851       985
BOHLER-UDDEHOLM AG                                               3,226       546
Erste Bank der oesterreichischen Sparkassen AG                  30,765     1,713
Flughafen Wien AG                                                2,954       212
Immofinanz Immobilien Anlagen AG *                             102,993       989
Mayr Melnhof Karton AG                                             726       101

Meinl European Land Ltd. *                                       22,989      406
OMV AG                                                           40,820    2,392
RHI AG *                                                          6,010      162
Telekom Austria AG                                               84,794    1,907
Verbund AG                                                        2,038      727
voestalpine AG                                                    5,828      587
Wienerberger AG                                                  18,027      721
                                                                          ------
                                                                          11,448
                                                                          ------
BELGIUM (1.6%)
Agfa-Gevaert NV                                                  10,123      185
Barco NV                                                          1,720      129
Belgacom SA                                                      13,689      446
Delhaize Group                                                    6,222      407
Dexia Group                                                      47,620    1,098
Electrabel SA                                                     2,211      999
Fortis                                                           96,531    3,080
Groep Colruyt                                                     1,683      232
Groupe Bruxelles Lambert SA                                       6,518      639
InBev                                                            14,921      649
KBC Bank & Insurance Holding Co. NV                              15,160    1,412
Mobistar SA                                                       2,829      224
NV Bekaert SA                                                     2,200      206
NV Umicore SA                                                     2,529      298
Omega Pharma NV                                                   2,326      121
SA D'Ieteren NV                                                     289       80
Solvay SA                                                         5,211      574
UCB SA                                                            7,986      375
                                                                          ------
                                                                          11,154
                                                                          ------
DENMARK (1.3%)
A.P. Moller-Maersk A/S                                              128    1,325
Carlsberg A/S                                                     3,550      190
Coloplast A/S, Cl B (b)                                           3,944      245
Danisco A/S                                                       5,509      422
Danske Bank A/S                                                  43,368    1,528
DSV A/S                                                           3,150      389
East Asiatic Co. A/S                                              3,025      285
FLS Industries A/S                                                5,400      159
GN Store Nord A/S                                                25,700      337
H. Lundbeck A/S                                                   6,900      143
Novo Nordisk A/S, Cl B                                           24,737    1,392
Novozymes A/S, Cl B                                               5,670      310
TDC A/S                                                          20,600    1,234
Topdanmark A/S *                                                  2,650      230
Vestas Wind Systems A/S *                                        18,838      309
William Demant Holding *                                          3,757      208
                                                                          ------
                                                                           8,706
                                                                          ------
FINLAND (0.8%)
Cargotec Corp., Cl B *                                            2,752       95
Fortum Corp.                                                     19,013      356
Kone Oyj, Cl B *                                                  3,624      144
Neste Oil Oyj *                                                   8,053      228
Nokia Corp., Cl A                                               188,650    3,451
Orion Corp., Cl B                                                 3,600       67
Sampo PLC, Cl A                                                  20,452      356
Stora Enso Oyj                                                   27,106      367
Tietoenator Oyj                                                   5,429      198
UPM-Kymmene Corp.                                                22,600      443
                                                                          ------
                                                                           5,705
                                                                          ------

FRANCE (9.3%)
Accor                                                            16,684      918
Air France                                                       10,630      228
Alcatel * (b)                                                    85,898    1,065
Alstom *                                                          7,864      453
Atos Origin SA *                                                  4,386      289
Autoroutes du Sud de la France                                    4,817      285
AXA                                                              94,918    3,063
BNP Paribas                                                      53,440    4,324
Bouygues SA                                                      14,437      706
Capgemini *                                                       9,283      373
Carrefour SA                                                     37,580    1,761
Casino Guichard-Perrachon SA                                      2,824      188
CNP Assurances SA                                                 2,741      216
Compagnie de Saint-Gobain                                        20,693    1,231
Compagnie Generale des Etablissements Michelin                   10,464      588
Credit Agricole SA                                               44,207    1,392
Dassault Systemes SA                                              4,504      254
Essilor International SA                                          7,979      644
Euronext Paris SA                                                 8,631      450
European Aeronautic Defence & Space Co. Eads NV                  17,332      654
France Telecom SA                                               101,916    2,532
Gecina SA                                                         1,986      228
Groupe Danone                                                    16,344    1,707
Hermes International                                                925      231
Imerys                                                            2,880      208
Klepierre                                                         1,926      181
L'Air Liquide SA (b)                                                927      178
L'Air Liquide SA (Loyalty Bonus Shares)                           3,710      714
L'Air Liquide SA, Registered Shares                               1,693      326
L'Oreal SA                                                       22,282    1,656
Lafarge SA                                                       10,399      936
Lafarge SA (Loyalty Shares)                                         997       90
Lagardere SCA                                                    10,165      782
LVMH Moet Hennessy Louis Vuitton SA                              16,572    1,472
Pernod Ricard                                                     6,179    1,078
Pinault-Printemps-Redoute SA                                      4,492      506
PSA Peugeot Citroen SA                                           11,441      660
Publicis Groupe SA                                               10,495      365
Renault SA                                                       12,905    1,052
Sagem SA                                                         13,222      316
Sanofi-Aventis                                                   72,323    6,334
Schneider Electric SA                                            15,792    1,409
Societe BIC                                                       2,596      154
Societe Generale                                                 22,311    2,744
Societe Television Francaise 1                                    9,212      256
Sodexho Alliance SA                                               8,209      338
SUEZ SA                                                          63,081    1,964
Technip                                                           7,230      435
Thales                                                            6,861      311
Thomson                                                          19,552      410
TOTAL SA (b)                                                     38,714    9,723
Unibail Holding                                                   3,784      503
Valeo                                                             6,204      231
Veolia Environnement SA                                          24,926    1,128
VINCI SA (b)                                                     12,225    1,051
Vivendi Universal SA                                             73,906    2,315
                                                                          ------
                                                                          63,606
                                                                          ------

GERMANY (12.8%)
Adidas-Salomon AG                                                 7,016    1,332
Allianz AG                                                       45,171    6,841
ALTANA AG                                                         9,689      529
BASF AG                                                          69,853    5,352
Bayer AG                                                         85,944    3,584
Bayerische Hypo-und Vereinsbank AG *                             74,725    2,264
Beiersdorf AG                                                     2,739      337
Celesio AG                                                        5,922      508
Commerzbank AG                                                   59,910    1,859
Continental AG                                                   17,768    1,575
DaimlerChrysler AG                                              112,319    5,728
Deutsche Bank AG                                                 63,656    6,177
Deutsche Boerse AG                                               16,069    1,644
Deutsche Lufthansa AG                                            32,530      481
Deutsche Post AG                                                 69,023    1,676
Deutsche Telekom AG                                             358,101    5,960
Douglas Holding AG                                                5,248      202
E.ON AG                                                          81,293    8,416
EPCOS AG *                                                        9,277      122
Fresenius Medical Care AG                                         3,941      368
Hochtief AG                                                       8,881      398
Hypo Real Estate Holding AG                                      17,911      932
Infineon Technologies AG *                                       85,831      786
Karstadt Quelle AG * (b)                                         11,069      167
Lanxess AG * (d)                                                     15        0
Linde AG                                                         11,256      876
MAN AG                                                           19,147    1,022
Merck KGaA                                                        6,693      555
METRO AG                                                         18,982      917
MLP AG                                                           10,575      220
Muenchener Rueckversicherungs AG                                 24,069    3,258
PUMA Rudolf Dassler Sport AG                                      2,322      678
RWE AG (b)                                                       54,993    4,061
SAP AG                                                           28,980    5,255
Schering AG                                                      22,182    1,485
Siemens AG (b)                                                  104,869    8,983
Suedzucker AG                                                    10,142      238
ThyssenKrupp AG (b)                                              48,400    1,011
TUI AG                                                           22,914      468
Volkswagen AG                                                    29,851    1,579
                                                                          ------
                                                                          87,844
                                                                          ------
GREECE (1.1%)
Alpha Bank SA                                                    29,976      876
Coca-Cola HBC                                                    11,970      353
Cosmote Mobile Telecommunications SA                             15,950      355
EFG Eurobank Ergasias SA                                         21,160      669
Emporiki Bank of Greece SA *                                      8,784      298
Hellenic Duty Free Shops SA                                       3,860       68
Hellenic Petroleum SA                                            17,300      243
Hellenic Technodomiki Tev SA                                     20,860      135
Hellenic Telecommunications                                      28,580      609
Organization SA *
Intracom SA                                                      19,350      128
National Bank of Greece SA                                       29,119    1,242
OPAP SA                                                          32,460    1,118
Piraeus Bank SA                                                  22,425      480
Public Power Corp. SA                                            10,530      230
Technical Olympic SA                                             17,140       95
Titan Cement Co. SA                                               8,390      343
Viohalco SA                                                      20,740      167
                                                                          ------

                                                                           7,409
                                                                           -----
HONG KONG (0.7%)
Bank of East Asia Ltd.                                            54,368     164
BOC Hong Kong (Holdings) Ltd.                                    147,500     283
Cheung Kong (Holdings) Ltd.                                       58,000     595
CLP Holdings Ltd.                                                 48,600     282
Esprit Holdings Ltd.                                              39,500     281
Hang Seng Bank Ltd.                                               30,100     393
Henderson Land Development Co. Ltd.                               28,000     132
Hong Kong & China Gas Co. Ltd. (The)                             141,237     301
Hongkong Electric Holdings Ltd.                                   41,500     206
Hutchison Telecommunications International Ltd. *                 77,827     112
Hutchison Whampoa Ltd.                                            75,080     715
Johnson Electric Holdings Ltd.                                    56,500      54
Li & Fung Ltd.                                                    68,000     131
PCCW Ltd.                                                        205,326     126
Prosperity REIT *                                                  1,812       1
Sun Hung Kai Properties Ltd.                                      49,600     483
Swire Pacific Ltd.                                                35,500     319
Wharf (Holdings) Ltd. (The)                                       47,000     166
                                                                           -----
                                                                           4,744
                                                                           -----
IRELAND (0.9%)
Allied Irish Banks PLC                                            71,733   1,532
Bank of Ireland                                                   61,560     970
Bank of Ireland                                                   32,464     743
CRH PLC                                                           42,547   1,252
DEPFA Bank PLC                                                    48,273     716
Elan Corp. PLC *                                                  14,824     200
Independent News & Media PLC (d)                                     154       0
Irish Life & Permanent PLC                                        25,736     526
Kerry Group PLC                                                   12,581     279
Kerry Group PLC, Cl A                                              6,213     199
                                                                           -----
                                                                           6,417
                                                                           -----
ITALY (7.7%)
Alleanza Assicurazioni SpA                                        54,104     669
Arnoldo Mondadori Editore SpA                                     21,915     204
Assicurazioni Generali SpA                                       128,552   4,491
Autogrill SpA                                                     18,781     257
Autostrade SpA (b)                                                48,949   1,174
Banca Antoniana Popolare Veneta SpA                               37,262   1,160
Banca Fideuram SpA                                                47,076     256
Banca Intesa SpA                                                 442,545   2,344
Banca Intesa SpA                                                 124,585     616
Banca Monte dei Paschi di Siena SpA                              155,559     727
Banca Nazionale del Lavoro SpA *                                 195,778     645
Banca Popolare di Milano Scarl SpA                                61,942     679
Banche Popolari Unite SpA                                         57,516   1,261
Banco Popolare di Verona e Novara Scrl SpA                        53,961   1,092
Benetton Group SpA                                                12,813     146
Bulgari SpA                                                       23,533     263
Capitalia SpA                                                    203,833   1,180
Edison SpA * (b)                                                 127,025     257
Enel SpA                                                         569,566   4,472
Eni SpA                                                          355,570   9,860
Fiat SpA * (b)                                                    71,919     627

FinecoGroup SpA                                                  27,898      268
Finmeccanica SpA                                                 41,611      805
Gruppo Editoriale L'Espresso SpA (b)                             29,948      158
Italcementi SpA (b)                                              11,556      216
Luxottica Group SpA                                              20,735      526
Mediaset SpA                                                    114,842    1,217
MEDIOBANCA - Banca di Credito Finanziario SpA                    75,985    1,451
Mediolanum SpA (b)                                               39,759      262
Parmalat Finanziaria SpA * (d)                                   46,288        0
Pirelli & C. SpA                                                429,595      395
Riunione Adriatica di Sicurta SpA (RAS)                          40,458      978
Sanpaolo IMI SpA                                                150,083    2,347
Seat Pagine Gialle SpA *                                        665,277      311
Snam Rete Gas SpA                                               167,124      687
Telecom Italia Media SpA * (b)                                  192,965      102
Telecom Italia RNC SpA                                          760,913    1,887
Telecom Italia SpA                                            1,423,312    4,144
Terna SpA                                                       174,154      430
Tiscali SpA * (b)                                                40,378      128
UniCredito Italiano SpA                                         591,542    4,075
                                                                          ------
                                                                          52,767
                                                                          ------
JAPAN (27.0%)
77 Bank Ltd.                                                     30,000      228
Acom Co. Ltd.                                                     5,630      362
Advantest Corp.                                                   5,900      595
AEON Co. Ltd.                                                    47,200    1,201
AEON Credit Service Co. Ltd.                                      3,000      284
Aiful Corp.                                                       5,100      426
Aisin Seiki Co. Ltd.                                             15,500      569
Ajinomoto Co., Inc.                                              42,000      430
All Nippon Airways Co. Ltd.                                      53,000      216
Alps Electric Co. Ltd.                                           16,000      223
Amada Co. Ltd.                                                   32,000      282
Aoyama Trading Co. Ltd.                                           5,800      196
Ariake Japan Co. Ltd.                                             1,640       40
Asahi Breweries Ltd.                                             30,000      366
Asahi Glass Co. Ltd. (b)                                         70,000      904
Asahi Kasei Corp.                                                89,000      602
Astellas Pharma, Inc.                                            39,261    1,532
Bank of Fukuoka Ltd. (The) (b)                                   49,000      419
Bank of Yokohama Ltd. (The)                                      93,000      761
Benesse Corp.                                                     5,700      200
Bridgestone Corp. (b)                                            49,000    1,020
Canon, Inc. (b)                                                  54,300    3,177
Casio Computer Co. Ltd.                                          19,500      326
Central Glass Co. Ltd.                                           17,000       94
Central Japan Railway Co.                                            62      594
Chiba Bank Ltd. (The)                                            56,000      470
Chubu Electric Power Co., Inc.                                   41,600      991
Chugai Pharmaceutical Co. Ltd.                                   21,300      457
Citizen Watch Co. Ltd.                                           27,500      229
COMSYS Holdings Corp.                                            14,000      200
Credit Saison Co. Ltd.                                           13,400      669
CSK Corp.                                                         5,600      280
Dai Nippon Printing Co. Ltd.                                     46,000      819
Daiichi Sankyo Co. Ltd. *                                        51,225      988
Daikin Industries Ltd.                                           17,200      503
Daimaru, Inc. (The)                                              20,000      289
Dainippon Ink & Chemicals, Inc.                                  63,000      273

Daito Trust Construction Co. Ltd.                                  6,700     347
Daiwa House Industry Co. Ltd.                                     37,000     579
Daiwa Securities Group, Inc.                                      95,000   1,077
Denki Kagaku Kogyo KK                                             47,000     208
DENSO Corp.                                                       36,100   1,246
Dentsu, Inc.                                                         141     459
DOWA Mining Co. Ltd.                                              25,000     271
East Japan Railway Co.                                               243   1,671
Ebara Corp.                                                       34,000     184
Eisai Co. Ltd.                                                    19,100     802
Electric Power Development Co. Ltd.                               10,800     371
FamilyMart Co. Ltd.                                                5,900     200
Fanuc Ltd.                                                        12,900   1,095
Fast Retailing Co. Ltd.                                            4,100     401
Fuji Electric Co. Ltd.                                            55,000     292
Fuji Photo Film Co. Ltd.                                          35,300   1,167
Fuji Television Network, Inc.                                         50     126
Fujikura Ltd.                                                     34,000     276
Fujitsu Ltd.                                                     129,000     982
Furukawa Electric Co. Ltd. (The) *                                48,000     375
Gunma Bank Ltd.                                                   31,000     229
Hino Motors Ltd.                                                  25,000     158
Hirose Electric Co. Ltd.                                           2,700     360
Hitachi Cable Ltd.                                                25,000     117
Hitachi Chemical Co. Ltd.                                          9,000     238
Hitachi Ltd.                                                     227,000   1,530
Hokkaido Electric Power Co., Inc.                                 14,700     299
Hokuhoku Financial Group, Inc.                                    95,000     444
Honda Motor Co. Ltd.                                              57,300   3,270
Hoya Corp.                                                        32,000   1,151
Isetan Co. Ltd.                                                   15,400     328
Ishikawajima-Harima Heavy Industries Co. Ltd. *                  107,000     338
ITOCHU Corp.                                                     121,000   1,010
ITOCHU Techno-Science Corp.                                        3,000     144
JAFCO Co. Ltd.                                                     3,100     277
Japan Airlines Corp.                                              62,000     169
Japan Real Estate Investment Corp.                                    26     214
Japan Retail Fund Investment Corp.                                    20     155
Japan Tobacco, Inc.                                                   67     977
JFE Holdings, Inc.                                                41,175   1,383
JGC Corp.                                                         19,000     362
Joyo Bank Ltd. (The)                                              63,300     377
JSR Corp.                                                         14,000     368
Kajima Corp.                                                      76,000     437
Kamigumi Co. Ltd.                                                 21,000     186
Kaneka Corp.                                                      24,000     290
Kansai Electric Power Co., Inc. (The)                             49,800   1,071
Kansai Paint Co. Ltd.                                             28,000     240
Kao Corp.                                                         37,000     992
Katokichi Co. Ltd.                                                10,500      72
Kawasaki Heavy Industries Ltd. (b)                               111,000     405
Kawasaki Kisen Kaisha Ltd. (b)                                    48,000     301
KDDI Corp.                                                           186   1,073
Keihin Electric Express Railway Co. Ltd.                          38,000     300
Keio Electric Railway Co. Ltd.                                    54,000     323
Keyence Corp.                                                      2,500     711
Kikkoman Corp.                                                    13,000     126
Kinden Corp.                                                      18,000     163
Kinki Nippon Railway Co. Ltd.                                    126,250     505
Kirin Brewery Co. Ltd. (b)                                        55,000     641

Kobe Steel Ltd.                                                  218,000     706
Kokuyo Co. Ltd.                                                    6,600      98
Komatsu Ltd.                                                      69,000   1,142
Konami Corp.                                                       8,000     176
Konica Minolta Holdings, Inc.                                     36,500     372
Kubota Corp.                                                      82,000     689
Kuraray Co. Ltd.                                                  31,000     321
Kurita Water Industries Ltd.                                      12,600     240
Kyocera Corp.                                                     11,800     861
Kyowa Hakko Kogyo Co. Ltd.                                        34,000     237
Kyushu Electric Power Co., Inc.                                   27,400     595
Lawson, Inc.                                                       5,000     206
Leopalace21 Corp.                                                 11,000     399
Mabuchi Motor Co. Ltd.                                             3,100     172
Makita Corp.                                                       9,000     221
Marubeni Corp.                                                   114,000     612
Marui Co. Ltd.                                                    23,000     452
Matsumotokiyoshi Co. Ltd.                                          4,600     146
Matsushita Electric Industrial Co. Ltd.                          150,880   2,911
Matsushita Electric Works Ltd.                                    22,000     206
Meiji Seika Kaisha Ltd.                                           37,000     197
Meitec Corp.                                                       4,700     152
Millea Holdings, Inc.                                                 99   1,704
Minebea Co. Ltd.                                                  37,000     197
Mitsubishi Chemical Holdings Corp.                                66,500     419
Mitsubishi Corp.                                                  82,100   1,817
Mitsubishi Electric Corp.                                        142,000   1,006
Mitsubishi Estate Co. Ltd.                                        80,000   1,662
Mitsubishi Gas Chemical Co., Inc.                                 36,000     340
Mitsubishi Heavy Industries Ltd.                                 225,000     992
Mitsubishi Logistics Corp.                                         9,000     152
Mitsubishi Materials Corp.                                        81,000     414
Mitsubishi Rayon Co. Ltd.                                         52,000     344
Mitsubishi Tokyo Financial Group, Inc.                               509   6,907
Mitsui & Co. Ltd.                                                109,000   1,400
Mitsui Chemicals, Inc.                                            50,000     336
Mitsui Engineering & Shipbuilding Co. Ltd.                        71,000     231
Mitsui Fudosan Co. Ltd.                                           58,000   1,178
Mitsui Mining & Smelting Co. Ltd.                                 46,000     289
Mitsui O.S.K. Lines Ltd.                                          91,000     794
Mitsui Sumitomo Insurance Co.                                     86,340   1,057
Mitsui Trust Holdings, Inc.                                       42,000     504
Mitsukoshi Ltd. (b)                                               38,000     248
Mizuho Financial Group, Inc.                                         596   4,731
Murata Manufacturing Co. Ltd.                                     15,700   1,007
Namco Bandai Holdings, Inc. *                                     13,050     191
NEC Corp.                                                        133,000     828
NEC Electronics Corp.                                              3,000      98
Net One Systems Co. Ltd.                                              50     121
NGK Insulators Ltd.                                               25,000     372
NGK Spark Plug Co. Ltd.                                           17,000     368
Nichii Gakkan Co.                                                  2,900      74
Nidec Corp.                                                        8,400     714
Nikko Cordial Corp.                                               59,000     935
Nikon Corp.                                                       23,000     363
Nintendo Co. Ltd.                                                  7,400     894
Nippon Building Fund, Inc.                                            25     211
Nippon Express Co. Ltd.                                           65,000     396
Nippon Meat Packers, Inc.                                         15,000     157
Nippon Mining Holdings, Inc.                                      61,500     438

Nippon Oil Corp.                                                 100,000     776
Nippon Sheet Glass Co. Ltd.                                       37,000     162
Nippon Steel Corp.                                               442,000   1,574
Nippon Telegraph & Telephone Corp.                                   343   1,559
Nippon Unipac Holding                                                 64     256
Nippon Yusen KK                                                   91,000     624
Nissan Chemical Industries Ltd.                                   17,000     242
Nissan Motor Co. Ltd.                                            163,400   1,656
Nisshin Seifun Group, Inc.                                        19,800     209
Nisshin Steel Co. Ltd.                                            80,000     258
Nissin Food Products Co. Ltd.                                      7,400     214
Nitto Denko Corp.                                                 12,200     951
NOK Corp.                                                          8,400     228
Nomura Holdings, Inc.                                            124,600   2,388
Nomura Research Institute Ltd.                                     2,000     245
NSK Ltd.                                                          41,000     280
NTN Corp.                                                         37,000     292
NTT DATA Corp.                                                        97     483
NTT DoCoMo, Inc.                                                   1,198   1,829
Obayashi Corp.                                                    51,000     376
OBIC Co. Ltd.                                                        800     176
Odakyu Electric Railway Co. Ltd.                                  53,000     316
Oji Paper Co. Ltd.                                                54,000     319
Oki Electric Industry Co. Ltd.                                    52,000     190
Olympus Corp.                                                     18,000     473
OMRON Corp.                                                       17,600     406
Onward Kashiyama Co. Ltd.                                         13,000     256
Oracle Corp.                                                       2,900     144
Oriental Land Co. Ltd.                                             4,200     229
ORIX Corp.                                                         6,120   1,560
Osaka Gas Co. Ltd.                                               155,000     535
Pioneer Corp.                                                     13,500     187
Promise Co. Ltd.                                                   6,950     463
Rakuten, Inc.                                                        315     305
Resona Holdings, Inc. *                                              338   1,362
Ricoh Co. Ltd.                                                    50,000     876
ROHM Co. Ltd.                                                      8,000     870
Sankyo Co. Ltd.                                                    4,700     272
SANYO Electric Co. Ltd. (b)                                      118,000     320
Sapporo Holdings Ltd. (b)                                         35,000     196
Secom Co. Ltd.                                                    15,500     811
Sega Sammy Holdings, Inc.                                         10,904     365
Seiko Epson Corp.                                                  8,900     224
Sekisui Chemical Co. Ltd.                                         38,000     257
Sekisui House Ltd.                                                33,000     415
Seven & I Holdings Co. Ltd. *                                     55,540   2,379
Sharp Corp.                                                       69,000   1,050
Shimamura Co. Ltd.                                                 1,900     263
Shimano, Inc.                                                      8,200     216
Shimizu Corp.                                                     51,000     375
Shin-Etsu Chemical Co. Ltd.                                       25,500   1,356
Shinsei Bank Ltd.                                                 69,000     399
Shionogi & Co. Ltd.                                               25,000     352
Shiseido Co. Ltd.                                                 29,000     541
Shizuoka Bank Ltd. (The)                                          46,000     461
Showa Denko KK                                                    91,000     355
Showa Shell Sekiyu KK                                             18,400     220
Skylark Co. Ltd.                                                   8,900     142
SMC Corp.                                                          3,900     557
Softbank Corp.                                                    54,600   2,306
Sompo Japan Insurance, Inc.                                       62,000     839
Sony Corp.                                                        61,500   2,514

Stanley Electric Co. Ltd.                                       13,200       215
Sumitomo Chemical Co. Ltd.                                     111,000       762
Sumitomo Corp.                                                  81,000     1,048
Sumitomo Electric Industries Ltd.                               51,000       775
Sumitomo Heavy Industries Ltd.                                  48,000       403
Sumitomo Metal Industries Ltd.                                 316,000     1,217
Sumitomo Metal Mining Co. Ltd.                                  43,000       532
Sumitomo Mitsui Financial Group, Inc.                              286     3,032
Sumitomo Realty & Development Co. Ltd.                          30,000       653
Sumitomo Trust & Banking Co. Ltd. (The)                         94,000       961
Suruga Bank Ltd.                                                20,000       252
Suzuken Co. Ltd.                                                 5,700       182
T&D Holdings, Inc.                                              16,850     1,117
Taiheiyo Cement Corp.                                           73,000       297
Taisei Corp.                                                    75,000       340
Taisho Pharmaceutical Co. Ltd.                                  12,000       225
Taiyo Yuden Co. Ltd.                                            13,000       179
Takara Holdings, Inc.                                           20,000       119
Takashimaya Co. Ltd.                                            22,000       351
Takeda Pharmaceutical Co. Ltd.                                  59,500     3,219
Takefuji Corp.                                                   8,500       577
TDK Corp.                                                        9,200       634
Teijin Ltd.                                                     71,000       451
Teikoku Oil Co. Ltd. (b)                                        17,000       223
Terumo Corp.                                                    13,800       408
THK Co. Ltd.                                                     9,100       238
TIS, Inc.                                                        3,800       117
Tobu Railway Co. Ltd.                                           78,000       409
Toho Co. Ltd.                                                   15,900       356
Tohoku Electric Power Co., Inc.                                 30,800       627
Tokyo Broadcasting System, Inc.                                  5,300       144
Tokyo Electric Power Co., Inc. (The)                            79,900     1,941
Tokyo Electron Ltd.                                             12,300       773
Tokyo Gas Co. Ltd.                                             163,000       724
Tokyu Corp.                                                     73,000       516
TonenGeneral Sekiyu KK (b)                                      27,000       290
Toppan Printing Co. Ltd.                                        42,000       491
Toray Industries, Inc.                                          98,000       799
Toshiba Corp.                                                  215,000     1,284
Tosoh Corp.                                                     47,000       206
Tostem Inax Holding Corp.                                       16,712       334
TOTO Ltd.                                                       19,700       167
Toyo Seikan Kaisha Ltd.                                         11,900       194
Toyobo Co. Ltd.                                                 74,000       248
Toyota Industries Corp.                                         14,500       521
Toyota Motor Corp.                                             192,800    10,005
Trend Micro, Inc.                                                7,500       284
Ube Industries Ltd.                                             83,000       225
Uni-Charm Corp.                                                  3,800       171
UNY Co. Ltd.                                                    15,000       237
Ushio, Inc.                                                      9,500       222
USS Co. Ltd.                                                     2,740       175
Wacoal Corp.                                                     9,000       122
West Japan Railway Co.                                             133       555
Yahoo Japan Corp.                                                  556       844
Yakult Honsha Co. Ltd. (b)                                      10,200       212
Yamada Denki Co. Ltd.                                            6,200       776
Yamaha Corp.                                                    15,100       251
Yamaha Motor Co. Ltd.                                           16,300       426
Yamato Transport Co. Ltd.                                       29,000       481

Yamazaki Baking Co. Ltd.                                        12,000        98
Yokogawa Electric Corp.                                         19,700       336
                                                                         -------
                                                                         184,503
                                                                         -------
LUXEMBOURG (0.1%)
Arcelor SA                                                      36,291       900
                                                                         -------
NETHERLANDS (2.1%)
ABN AMRO Holding NV                                             71,009     1,857
AEGON NV                                                        55,906       910
Akzo Nobel NV                                                   11,358       526
ASML Holding NV *                                               20,943       419
DSM NV                                                           8,020       328
Heineken NV                                                      9,618       305
ING Groep NV                                                    74,971     2,601
QIAGEN NV *                                                     21,132       248
Reed Elsevier NV                                                32,467       453
Rodamco Europe NV                                                2,170       181
Royal Ahold NV *                                                63,666       477
Royal KPN NV                                                    85,406       856
Royal Numico NV *                                                6,446       267
Royal Philips Electronics NV                                    56,095     1,743
TPG NV                                                          18,251       570
Unilever NV                                                     22,404     1,534
Vedior NV                                                        8,926       132
VNU NV                                                          11,825       392
Wolters Kluwer NV                                               14,221       288
                                                                         -------
                                                                          14,087
                                                                         -------
NEW ZEALAND (0.4%)
Auckland International Airport Ltd.                            169,852       230
Carter Holt Harvey Ltd.                                        104,723       179
Fisher & Paykel Appliances Holdings Ltd.                        43,566       103
Fisher & Paykel Healthcare Corp. Ltd.                           83,985       218
Fletcher Building Ltd.                                          78,141       403
Sky City Entertainment Group Ltd.                               72,624       232
Telecom Corp. of New Zealand Ltd.                              266,663     1,093
Warehouse Group Ltd. (The)                                      23,897        58
                                                                         -------
                                                                           2,516
                                                                         -------
NORWAY (1.4%)
DNB NOR ASA                                                     97,540     1,041
Frontline Ltd.                                                   8,350       319
Norsk Hydro ASA                                                 20,900     2,147
Norske Skogindustrier ASA                                       17,250       274
Orkla ASA                                                       28,150     1,167
Petoleum Geo-Services ASA *                                      8,754       270
Schibsted ASA                                                    7,000       209
Statoil ASA                                                     86,400     1,986
Storebrand ASA                                                  37,000       320
Tandberg ASA                                                    19,294       118
Telenor ASA                                                    111,800     1,098
Tomra Systems ASA (b)                                           31,350       225
Yara International ASA                                          28,640       417
                                                                         -------
                                                                           9,591
                                                                         -------
PORTUGAL (0.8%)
Banco BPI SA                                                    67,321       308
Banco Comercial Portugues SA                                   425,706     1,174
Banco Espirito Santo SA                                         23,578       380
Brisa-Auto-estradas de Portugal SA                              77,473       657
CIMPOR-Cimentos de Portugal SGPS SA                             42,933       236

Energias de Portugal SA                                         303,106      933
Keppel Corp. Ltd.                                                26,000      172
Portugal Telecom SGPS SA                                        131,313    1,328
PT Multimedia-Servicos de                                        18,260      209
Telecomunicacoes e Multimedia, SGPS, SA
Sonae SGPS SA                                                   214,214      299
                                                                          ------
                                                                           5,696
                                                                          ------
SINGAPORE (0.4%)
City Developments Ltd.                                           23,000      120
DBS Group Holdings Ltd.                                          54,467      541
Oversea-Chinese Banking Corp. Ltd.                              123,700      499
Singapore Airlines Ltd.                                          30,000      224
Singapore Press Holdings Ltd.                                    74,750      193
Singapore Telecommunications Ltd.                               316,580      497
United Overseas Bank Ltd.                                        53,000      466
United Overseas Land Ltd.                                         5,300        8
Venture Corp. Ltd.                                               17,000      141
                                                                          ------
                                                                           2,689
                                                                          ------
SPAIN (4.6%)
Abertis Infraestructuras SA (b)                                  21,749      547
Acciona SA                                                        3,287      367
Acerinox SA (b)                                                  19,617      285
Actividades de Construccion y Servicios SA (ACS)                 22,906      738
Altadis SA                                                       26,891    1,220
Antena 3 de Television SA (b)                                     7,645      182
Banco Bilbao Vizcaya Argentaria SA                              262,930    4,693
Banco Popular Espanol SA (b)                                     81,755      997
Banco Santander Central Hispano SA                              465,552    6,145
Corporacion Mapfre SA                                            12,623      208
Endesa SA (b)                                                    78,525    2,065
Fomento de Construcciones y Contratas SA                          5,080      288
Gamesa Corporacion Tecnologica SA                                12,846      188
Gas Natural SDG SA                                               15,476      433
Grupo Ferrovial SA                                                6,247      433
Iberdrola SA (b)                                                 72,792    1,990
Iberia Lineas Aereas de Espana SA                                54,071      147
Indra Sistemas SA                                                13,359      261
Industria de Diseno Textil SA                                    18,642      608
Metrovacesa SA                                                    5,153      313
Promotora de Informaciones SA                                     8,860      151
Repsol YPF SA                                                    81,300    2,374
Sacyr Vallehermoso Group SA                                      11,548      282
Sociedad General de Aguas de Barcelona SA, Cl A                   5,664      121
Sogecable SA * (b)                                                4,166      167
Telefonica Publicidad e Informacion SA                           21,206      180
Telefonica SA                                                   362,666    5,456
Union Fenosa SA (b)                                              19,210      715
Zeltia SA *                                                      19,593      136
                                                                          ------
                                                                          31,690
                                                                          ------
SWEDEN (1.6%)
ASSA ABLOY AB                                                    16,200      255
Atlas Copco AB, Cl A                                             19,100      426
Atlas Copco AB, Cl B                                             13,341      266
Electrolux AB, Ser B                                             16,200      421
Gambro AB, Cl A                                                  13,100      143

H&M Hennes & Mauritz AB                                       22,700        772
Nordea Bank AB                                               103,000      1,070
Sandvik AB                                                    10,100        471
Scania AB, Cl B                                                5,727        207
Securitas AB, Cl B                                            17,200        286
Skandia Forsakrings AB                                        57,900        347
Skandinaviska Enskilda Banken AB                              24,800        511
Skanska AB, Cl B                                              22,100        337
SKF AB, Cl B                                                  18,800        264
Svenska Cellulosa AB ACA                                       7,800        292
Svenska Handelsbanken AB, Cl A                                24,400        605
Swedish Match AB                                              17,600        207
Tele2 AB, Cl B                                                19,150        206
Telefonaktiebolaget LM Ericsson                              708,800      2,438
TeliaSonera AB                                                93,500        503
Volvo AB, Cl A                                                 5,157        237
Volvo AB, Cl B                                                11,250        531
                                                                       --------
                                                                         10,795
                                                                       --------
SWITZERLAND (1.8%)
ABB Ltd. *                                                    38,212        371
Adecco SA                                                      3,320        153
Compagnie Financiere Richemont SA                             10,722        467
Credit Suisse Group                                           22,936      1,170
Holcim Ltd.                                                    3,980        271
Nestle SA                                                      6,596      1,973
Novartis AG                                                   39,761      2,091
Roche Holding Ltd.                                            12,253      1,840
STMicroelectronics NV                                         44,118        792
Swiss Reinsurance Co.                                          6,001        439
Swisscom AG                                                      484        153
Syngenta AG                                                    2,769        345
UBS AG                                                        19,630      1,869
Zurich Financial Services                                      2,655        566
                                                                       --------
                                                                         12,500
                                                                       --------
UNITED KINGDOM (10.2%)
3i Group PLC                                                  20,575        300
AMVESCAP PLC                                                  26,828        204
Anglo American PLC                                            39,401      1,341
ARM Holdings PLC                                              55,732        116
AstraZeneca PLC                                               46,197      2,248
Aviva PLC                                                     66,834        810
BAA PLC                                                       35,668        385
BAE Systems PLC                                               99,595        654
Barclays PLC                                                 177,727      1,868
BG Group PLC                                                 121,954      1,205
BHP Billiton PLC                                              69,444      1,134
BOC Group PLC (The)                                           15,918        328
Boots Group PLC                                               23,908        249
BP PLC                                                       599,340      6,382
Brambles Industries PLC                                       32,994        237
British American Tobacco PLC                                  50,249      1,124
British Land Co. PLC (The)                                    19,823        363
British Sky Broadcasting Group PLC                            36,895        315
BT Group PLC                                                 244,787        938
Bunzl PLC                                                     11,919        131
Burberry Group PLC                                             8,946         66
Cable & Wireless PLC                                          78,077        160
Cadbury Schweppes PLC                                         59,674        564
Capita Group PLC (The)                                        27,041        194
Carnival PLC                                                   5,447        309
Centrica PLC                                                 110,045        482

Compass Group PLC                                             66,920        254
Cookson Group PLC *                                            6,450         47
Corus Group PLC                                              148,625        151
Daily Mail & General Trust PLC                                13,899        188
Diageo PLC                                                    90,225      1,308
Dixons Group PLC                                              65,096        183
Elan Corp., PLC *                                             18,086        238
Electrocomponents PLC                                         25,162        122
EMAP PLC                                                      11,287        168
EMI Group PLC                                                 31,724        132
Enterprise Inns PLC                                           14,807        239
Friends Provident PLC                                         56,807        185
Gallaher Group PLC                                            23,151        349
GKN PLC                                                       32,475        161
GlaxoSmithKline PLC                                          164,090      4,147
GUS PLC                                                       25,224        448
Hammerson PLC                                                  9,442        166
Hanson PLC                                                    22,553        248
Hays PLC                                                      70,445        152
HBOS PLC                                                     110,452      1,887
Hilton Group PLC                                              56,343        352
HSBC Holdings PLC                                            301,357      4,837
Imperial Chemical Industries PLC                              39,804        227
Imperial Tobacco Group PLC                                    21,982        657
InterContinental Hotels Group PLC                             17,601        254
International Power PLC                                       55,925        230
Invensys PLC *                                               233,903         74
ITV PLC                                                      128,856        249
J Sainsbury PLC                                               43,723        237
Johnson Matthey PLC                                            9,896        240
Kelda Group PLC                                               12,794        170
Kingfisher PLC                                                68,938        281
Land Securities Group PLC                                     16,148        462
Legal & General Group PLC                                    174,433        366
Liberty International PLC                                      8,217        139
Lloyds TSB Group PLC                                         157,183      1,321
LogicaCMG PLC                                                 30,267         92
Man Group PLC                                                 10,416        342
Marks & Spencer Group PLC                                     53,889        468
Mitchells & Butlers PLC                                       17,560        126
National Grid PLC                                             94,305        922
Next PLC                                                       9,401        248
Pearson PLC                                                   25,336        300
Peninsular & Oriental Steam Navigation Co. (The)              32,184        258
Provident Financial PLC                                        8,689         82
Prudential PLC                                                68,374        647
Reckitt Benckiser PLC                                         17,595        581
Reed Elsevier PLC                                             41,058        386
Rentokil Initial PLC                                          71,380        201
Reuters Group PLC                                             44,458        329
Rexam PLC                                                     17,873        156
Rio Tinto PLC                                                 29,123      1,330
Rolls-Royce PLC                                               51,618        380
Royal & Sun Alliance Insurance Group PLC                     100,360        217
Royal Bank of Scotland Group PLC (The)                        90,642      2,736
Royal Dutch Shell PLC, Cl A                                  115,000      3,503
Royal Dutch Shell PLC, Cl B                                   79,163      2,530
SABMiller PLC                                                 27,169        496
Sage Group PLC (The)                                          46,679        207

Scottish & Newcastle PLC                                      28,241        236
Scottish & Southern Energy PLC                                29,633        517
Scottish Power PLC                                            58,619        548
Severn Trent PLC                                              14,675        274
Slough Estates PLC                                            14,284        147
Smith & Nephew PLC                                            30,170        278
Smiths Group PLC                                              20,537        370
Tesco PLC                                                    221,523      1,263
Tomkins PLC                                                   33,787        174
Trinity Mirror PLC                                            10,055         99
Unilever PLC                                                  78,083        774
United Utilities PLC                                          29,278        338
Vodafone Group PLC                                         1,830,402      3,952
Whitbread PLC                                                 11,883        194
William Hill Organization Ltd.                                13,430        124
Wolseley PLC                                                  21,653        456
WPP Group PLC                                                 35,821        388
Yell Group PLC                                                27,320        252
                                                                       --------
                                                                         69,897
                                                                       --------
TOTAL FOREIGN COMMON STOCKS (COST $449,652)                             625,184
                                                                       --------
FOREIGN PREFERRED STOCK (0.5%)
GERMANY (0.5%)
Fresenius Medical Care AG                                      4,983        525
Henkel KGaA, Vorzug                                            7,395        744
Porsche AG                                                     1,111        797
ProSiebenSat.1 Media AG                                       12,182        234
RWE AG Pfd.                                                    5,080        327
Volkswagen AG                                                 14,584        558
                                                                       --------
TOTAL FOREIGN PREFERRED STOCK (COST $2,292)                               3,185
                                                                       --------
EXCHANGE TRADED FUNDS (3.6%)
iShares MSCI EAFE Index Fund                                 273,832     16,282
iShares MSCI Germany Index Fund (b)                          127,376      2,583
iShares MSCI Italy Index Fund (b)                             50,810      1,296
iShares MSCI Japan Index Fund (b)                            310,000      4,185
                                                                       --------
TOTAL EXCHANGE TRADED FUNDS (COST $23,295)                               24,346
                                                                       --------
RIGHTS (0.0%)
FRANCE (0.0%)
L'Air Liquide Prime Fidelite                                     972        187
                                                                       --------
PORTUGAL (0.0%)
Sonae SGPS SA                                                214,214         20
                                                                       --------
TOTAL RIGHTS (COST $169)                                                    207
                                                                       --------
SHORT-TERM INVESTMENTS (10.3%)
Brown Brothers Harriman & Co.,                            16,894,502     16,895
Cayman Islands Cash Sweep
CSFB Enhanced Liquidity Portfolio (c)                     53,424,807     53,424
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $70,319)                              70,319
                                                                       --------
TOTAL INVESTMENTS (COST $545,727) (A) - 105.7%                          723,241
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%                          (39,270)
                                                                       --------
NET ASSETS - 100.0%                                                    $683,971
                                                                       ========

----------
(a) Cost for federal income tax purposes is $562,529 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $177,893
Unrealized Depreciation..................    (17,181)
                                            --------
Unrealized Appreciation (Depreciation)...   $160,712
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $51,443.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Market value is less than one thousand dollars.

Cl - Class
PLC - Public Liability Company
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of December 31, 2005, were as follows (unaudited):

Consumer Discretionary                                                     12.1%
Consumer Staples                                                            5.2
Energy                                                                      6.7
Financials                                                                 26.9
Health Care                                                                 5.1
Industrials                                                                10.1
Information Technology                                                      6.2
Materials                                                                   7.4
Short-Term Investments                                                     13.9
Telecommunication Services                                                  6.1
Utilities                                                                   6.0

STI CLASSIC EQUITY FUNDS
LARGE CAP RELATIVE VALUE FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (98.0%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc. * (b)                                500,000   $ 21,729
Gannett Co., Inc.                                              75,000      4,543
Kohl's Corp. * (b)                                            225,000     10,935
Lowe's Cos., Inc. (b)                                         275,000     18,332
McDonald's Corp.                                               40,000      1,349
Meredith Corp.                                                300,000     15,702
Target Corp. (b)                                              200,000     10,994
Viacom, Inc., Cl B                                            600,000     19,560
Walt Disney Co. (The)                                         750,000     17,978
                                                                        --------
                                                                         121,122
                                                                        --------
CONSUMER STAPLES (8.7%)
Anheuser-Busch Cos., Inc.                                     102,195      4,390
Archer Daniels Midland Co.                                    500,000     12,330
Diageo PLC ADR (b)                                            425,000     24,778
Estee Lauder Cos., Inc. (The), Cl A (b)                       150,000      5,022
PepsiCo, Inc.                                                 200,000     11,816
Procter & Gamble Co. (The)                                    125,000      7,235
SYSCO Corp. (b)                                               300,000      9,315
Unilever PLC ADR (b)                                          525,000     21,063
Wal-Mart Stores, Inc.                                         350,000     16,380
Wm. Wrigley Jr. Co. (b)                                       125,000      8,311
                                                                        --------
                                                                         120,640
                                                                        --------
ENERGY (10.4%)
Anadarko Petroleum Corp. (b)                                  110,000     10,423
Baker Hughes, Inc. (b)                                        375,000     22,792
Burlington Resources, Inc.                                    175,000     15,085
Chevron Corp.                                                 350,000     19,870
ConocoPhillips (b)                                            300,000     17,454
Exxon Mobil Corp.                                             370,000     20,782
Royal Dutch Shell PLC ADR, Cl A                               450,000     27,670
Transocean, Inc. * (b)                                        150,000     10,454
                                                                        --------
                                                                         144,530
                                                                        --------
FINANCIALS (25.2%)
American Express Co.                                           35,000      1,801
American International Group, Inc.                            375,000     25,586
Ameriprise Financial, Inc.                                    500,000     20,500
Bank of America Corp. (b)                                     450,000     20,768
Berkshire Hathaway, Inc., Cl B * (b)                            8,500     24,952
Cincinnati Financial Corp.                                    450,000     20,106
CIT Group, Inc.                                               500,000     25,890
Citigroup, Inc.                                               650,000     31,544
Fifth Third Bancorp                                           400,000     15,088
Genworth Financial, Inc., Cl A (b)                            600,000     20,748
Goldman Sachs Group, Inc. (The)                                90,000     11,494
Morgan Stanley                                                400,000     22,696
New York Community Bancorp, Inc. (b)                        1,300,000     21,476
Principal Financial Group, Inc.                               400,000     18,972
State Street Corp.                                            250,000     13,860

U.S. Bancorp                                                   500,000    14,945
Wachovia Corp. (b)                                             500,000    26,429
Wells Fargo & Co.                                              250,000    15,708
                                                                         -------
                                                                         352,563
                                                                         -------
HEALTH CARE (12.4%)
Abbott Laboratories                                            400,000    15,772
Amgen, Inc. * (b)                                              200,000    15,772
Boston Scientific Corp. * (b)                                1,000,000    24,490
Bristol-Myers Squibb Co. (b)                                 1,000,000    22,980
Eli Lilly & Co. (b)                                            450,000    25,466
Johnson & Johnson                                              300,000    18,030
Laboratory Corp. of America Holdings * (b)                      20,000     1,077
Pfizer, Inc.                                                 1,400,000    32,647
WellPoint, Inc. *                                              200,000    15,958
                                                                         -------
                                                                         172,192
                                                                         -------
INDUSTRIALS (9.2%)
3M Co.                                                         250,000    19,375
Cendant Corp.                                                  800,000    13,800
Dover Corp.                                                    400,000    16,196
Emerson Electric Co.                                           125,000     9,338
General Electric Co.                                           400,000    14,020
Goodrich Corp.                                                 500,000    20,549
Honeywell International, Inc.                                  175,000     6,519
Illinois Tool Works, Inc.                                       25,000     2,200
Norfolk Southern Corp.                                         275,000    12,328
Rockwell Automation, Inc.                                       75,000     4,437
Textron, Inc.                                                  125,000     9,623
                                                                         -------
                                                                         128,385
                                                                         -------
INFORMATION TECHNOLOGY (12.3%)
Accenture Ltd., Cl A                                           700,000    20,209
Agilent Technologies, Inc. *                                   450,000    14,981
Applied Materials, Inc.                                      1,000,000    17,940
Automatic Data Processing, Inc.                                 25,000     1,147
Cisco Systems, Inc. *                                          700,000    11,984
First Data Corp.                                               500,000    21,505
Hewlett-Packard Co.                                            400,000    11,452
Intel Corp.                                                    600,000    14,976
International Business Machines Corp.                          200,000    16,440
Microsoft Corp.                                                700,000    18,305
Nokia Corp. ADR (b)                                          1,100,000    20,130
Texas Instruments, Inc.                                         75,000     2,405
                                                                         -------
                                                                         171,474
                                                                         -------
MATERIALS (2.3%)
E.I. du Pont de Nemours & Co. (b)                              150,000     6,375
Praxair, Inc.                                                  275,000    14,564
Sigma-Aldrich Corp.                                            180,000    11,392
                                                                         -------
                                                                          32,331
                                                                         -------
TELECOMMUNICATION SERVICES (4.5%)
ALLTEL Corp.                                                   275,000    17,353
BellSouth Corp.                                                500,000    13,550
Verizon Communications, Inc.                                   350,000    10,542
Vodafone Group PLC ADR                                       1,000,000    21,470
                                                                         -------
                                                                          62,915
                                                                         -------
UTILITIES (4.3%)
American Electric Power Co., Inc. (b)                          350,000    12,982
Edison International                                           550,000    23,985
Exelon Corp. (b)                                               200,000    10,628
SCANA Corp.                                                    300,000    11,814
                                                                         -------
                                                                          59,409
                                                                         -------

TOTAL COMMON STOCKS (COST $1,119,451)                                 1,365,561
                                                                     ----------
SHORT-TERM INVESTMENT (19.1%)
CSFB Enhanced Liquidity Portfolio (c)                  266,291,860      266,292
                                                                     ----------
TOTAL SHORT-TERM INVESTMENT (COST $266,292)                             266,292
                                                                     ----------
MONEY MARKET FUNDS (2.8%)
Federated Prime Value Obligations Fund, Cl I            38,871,802       38,872
                                                                     ----------
TOTAL MONEY MARKET FUNDS (COST $38,872)                                  38,872
                                                                     ----------
TOTAL INVESTMENTS (COST $1,424,615)(A) - 119.9%                       1,670,725
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.9)%                        (276,733)
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,393,992
                                                                     ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,426,688 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $265,154
Unrealized Depreciation..................    (21,340)
                                            --------
Unrealized Appreciation (Depreciation)...   $243,814
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $258,973.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class
PLC - Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LARGE CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (99.7%)
CONSUMER DISCRETIONARY (7.4%)
Dow Jones & Co., Inc. (b)                                     377,550    $13,399
Federated Department Stores, Inc.                             267,980     17,775
Leggett & Platt, Inc.                                         489,006     11,228
OfficeMax, Inc.                                               175,013      4,438
Stanley Works (The)                                           198,716      9,546
Time Warner, Inc.                                             359,800      6,275
                                                                         -------
                                                                          62,661
                                                                         -------
CONSUMER STAPLES (7.8%)
Colgate-Palmolive Co. (b)                                     309,000     16,950
Estee Lauder Cos., Inc. (The), Cl A (b)                       186,750      6,252
H.J. Heinz Co. (b)                                            292,150      9,851
J.M. Smucker Co. (The)                                        152,261      6,699
Kimberly-Clark Corp.                                          223,700     13,344
PepsiCo, Inc.                                                 219,500     12,968
                                                                         -------
                                                                          66,064
                                                                         -------
ENERGY (9.3%)
Amerada Hess Corp. (b)                                         68,750      8,719
Chevron Corp.                                                 301,950     17,142
ConocoPhillips (b)                                            297,700     17,320
Exxon Mobil Corp.                                             310,250     17,427
Marathon Oil Corp. (b)                                        303,550     18,507
                                                                         -------
                                                                          79,115
                                                                         -------
FINANCIALS (25.4%)
A.G. Edwards, Inc.                                            161,800      7,582
Aspen Insurance Holdings Ltd.                                  92,900      2,199
Astoria Financial Corp.                                       293,575      8,631
Bank of America Corp. (b)                                     400,800     18,498
Bank of New York Co., Inc. (The)                              439,600     14,001
Bear Stearns & Co., Inc. (b)                                  130,900     15,123
Citigroup, Inc.                                               191,129      9,275
Colonial BancGroup, Inc. (The)                                290,300      6,915
Comerica, Inc.                                                119,127      6,762
Compass Bancshares, Inc.                                      149,753      7,232
Endurance Specialty Holdings Ltd.                              65,700      2,355
JPMorgan Chase & Co.                                          349,616     13,876
KeyCorp                                                       271,800      8,950
Lincoln National Corp. (b)                                    175,000      9,280
Merrill Lynch & Co., Inc. (b)                                 116,400      7,884
Morgan Stanley                                                131,500      7,461
Northern Trust Corp. (b)                                      152,850      7,921
Provident Financial Services, Inc. (b)                        421,150      7,795
Regions Financial Corp. (b)                                   209,980      7,173
South Financial Group, Inc. (The) (b)                         160,836      4,429
Torchmark Corp. (b)                                           163,963      9,116
Wachovia Corp. (b)                                            271,650     14,359
Washington Mutual, Inc. (b)                                   311,650     13,557

XL Capital Ltd., Cl A (b)                                       97,950     6,600
                                                                         -------
                                                                         216,974
                                                                         -------
HEALTH CARE (9.0%)
Abbott Laboratories                                            425,900    16,793
Becton, Dickinson & Co.                                        157,480     9,461
Cooper Cos., Inc. (The)                                        137,450     7,051
PerkinElmer, Inc.                                              333,696     7,862
Pfizer, Inc.                                                   801,750    18,697
Wyeth                                                          362,250    16,689
                                                                         -------
                                                                          76,553
                                                                         -------
INDUSTRIALS (16.9%)
Emerson Electric Co.                                           127,402     9,517
General Electric Co.                                           470,150    16,479
Honeywell International, Inc.                                  472,300    17,593
Hubbell, Inc., Cl B                                             99,138     4,473
Illinois Tool Works, Inc.                                      161,450    14,206
ITT Industries, Inc.                                            87,550     9,002
MSC Industrial Direct Co., Inc., Cl A                          170,550     6,860
Pall Corp.                                                     312,631     8,397
Parker Hannifin Corp.                                          102,850     6,784
Pentair, Inc.                                                  150,300     5,188
Pitney Bowes, Inc.                                             158,298     6,688
Rockwell Automation, Inc.                                      198,850    11,764
Ryder System, Inc.                                             132,600     5,439
United Parcel Service, Inc., Cl B                              197,750    14,861
Waste Management, Inc.                                         255,350     7,750
                                                                         -------
                                                                         145,001
                                                                         -------
INFORMATION TECHNOLOGY (4.7%)
Automatic Data Processing, Inc. (b)                            254,600    11,684
First Data Corp.                                               159,950     6,879
Harris Corp.                                                   164,025     7,055
Jack Henry & Associates, Inc. (b)                              357,601     6,823
Tektronix, Inc.                                                258,950     7,305
                                                                         -------
                                                                          39,746
                                                                         -------
MATERIALS (8.9%)
Alcoa, Inc. (b)                                                322,500     9,536
Ashland, Inc.                                                   88,898     5,147
Bemis Co., Inc. (b)                                            239,200     6,664
Cytec Industries, Inc.                                         112,150     5,342
E.I. du Pont de Nemours & Co. (b)                              304,900    12,959
Engelhard Corp.                                                244,835     7,382
International Paper Co.                                        268,650     9,029
MeadWestvaco Corp.                                             239,650     6,717
Sigma-Aldrich Corp. (b)                                        100,818     6,381
Valspar Corp. (The)                                            259,050     6,391
                                                                         -------
                                                                          75,548
                                                                         -------
TELECOMMUNICATION SERVICES (5.0%)
AT&T, Inc. (b)                                                 349,900     8,569
BellSouth Corp. (b)                                            620,850    16,825
Verizon Communications, Inc.                                   573,260    17,267
                                                                         -------
                                                                          42,661
                                                                         -------
UTILITIES (5.3%)
Cinergy Corp. (b)                                              227,100     9,643
Constellation Energy Group, Inc.                               128,300     7,390
Dominion Resources, Inc. (b)                                   120,868     9,331
Entergy Corp.                                                  141,800     9,734
PPL Corp.                                                      309,894     9,111
                                                                         -------
                                                                          45,209
                                                                         -------
TOTAL COMMON STOCKS (COST $776,258)                                      849,532
                                                                         -------

SHORT-TERM INVESTMENT (19.9%)
CSFB Enhanced Liquidity Portfolio (c)                  169,369,605      169,370
                                                                     ----------
TOTAL SHORT-TERM INVESTMENT (COST $169,370)                             169,370
                                                                     ----------
TOTAL INVESTMENTS (COST $945,628) (A) - 119.6%                        1,018,902
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.6)%                        (167,043)
                                                                     ----------
NET ASSETS - 100.0%                                                  $  851,859
                                                                     ==========

----------
(a) Cost for federal income tax purposes is $945,775 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 85,951
Unrealized Depreciation..................    (12,836)
                                            --------
Unrealized Appreciation (Depreciation)...   $ 73,115
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $164,576.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                             PRINCIPAL
                                                              AMOUNT      VALUE
                                                             ---------   -------
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (15.5%)
Abercrombie & Fitch Co., Cl A                                   46,922   $ 3,058
American Eagle Outfitters, Inc.                                 66,423     1,526
Black & Decker Corp. (The)                                      38,022     3,306
Claire's Stores, Inc.                                           62,244     1,819
Darden Restaurants, Inc.                                        75,492     2,935
Dex Media, Inc.                                                 56,641     1,534
Federated Department Stores, Inc.                               31,850     2,113
Hilton Hotels Corp.                                            147,225     3,550
J.C. Penney Co., Inc.                                           49,874     2,773
Johnson Controls, Inc.                                          24,029     1,752
KB Home (b)                                                     19,732     1,434
Lennar Corp., Cl A (b)                                          54,270     3,312
Liz Claiborne, Inc. (b)                                         44,788     1,604
McGraw-Hill Cos., Inc. (The)                                   103,352     5,336
Meritage Homes Corp. *                                          28,432     1,789
Nordstrom, Inc.                                                 86,055     3,218
Pacific Sunwear of California, Inc. *                           59,881     1,492
Polo Ralph Lauren Corp.                                         44,114     2,477
Scholastic Corp. * (b)                                          51,483     1,468
Sherwin-Williams Co. (The)                                      51,228     2,327
Starwood Hotels & Resorts Worldwide, Inc.                       20,477     1,308
Tiffany & Co.                                                   34,269     1,312
                                                                         -------
                                                                          51,443
                                                                         -------
CONSUMER STAPLES (4.4%)
Archer Daniels Midland Co.                                      74,808     1,845
Pepsi Bottling Group, Inc. (The)                                96,993     2,775
Pilgrim's Pride Corp.                                          113,641     3,768
Reynolds American, Inc.                                         25,351     2,417
Smithfield Foods, Inc. *                                       121,279     3,711
                                                                         -------
                                                                          14,516
                                                                         -------
ENERGY (8.4%)
Amerada Hess Corp.                                              24,975     3,167
Cooper Cameron Corp. * (b)                                      62,960     2,607
Devon Energy Corp. (b)                                          54,976     3,438
Marathon Oil Corp.                                              50,447     3,076
Murphy Oil Corp. (b)                                            51,532     2,782
Noble Energy, Inc.                                              74,226     2,991
Pride International, Inc. *                                     62,623     1,926
Tesoro Corp. *                                                  46,780     2,879
Valero Energy Corp.                                             59,470     3,069
Weatherford International Ltd. * (b)                            49,180     1,780
                                                                         -------
                                                                          27,715
                                                                         -------
FINANCIALS (21.1%)
American Capital Strategies Ltd.                                74,105     2,683
Arch Capital Group Ltd. *                                       36,799     2,015

Bear Stearns & Cos., Inc.                                        45,938    5,307
Brandywine Realty Trust (b)                                      61,712    1,722
CBL & Associates Properties, Inc.                                55,710    2,201
CIT Group, Inc.                                                  82,008    4,246
Comerica, Inc.                                                   39,275    2,229
Conseco, Inc. *                                                  53,206    1,233
E*TRADE Financial Corp. * (b)                                   108,621    2,266
Fiserv, Inc. * (b)                                               25,892    1,120
General Growth Properties, Inc. (b)                              69,981    3,288
Genworth Financial, Inc., Cl A (b)                               43,737    1,512
IndyMac Bancorp, Inc.                                            59,912    2,338
KeyCorp                                                          91,762    3,022
Lexington Corp. Properties Trust (b)                            125,231    2,667
Lincoln National Corp. (b)                                       73,957    3,922
MBIA, Inc.                                                       42,297    2,545
MGIC Investment Corp.                                            36,563    2,407
New Century Financial Corp.                                      48,563    1,752
North Fork Bancorporation, Inc.                                  57,851    1,583
Old Republic International Corp.                                 60,118    1,579
PMI Group, Inc. (The)                                            56,377    2,315
Radian Group, Inc.                                               34,117    1,999
Sovereign Bancorp, Inc.                                          70,618    1,527
St. Paul Travelers Cos., Inc. (The) (b)                          69,318    3,096
Student Loan Corp. (The)                                          3,848      805
TD Banknorth, Inc.                                               57,207    1,662
UnumProvident Corp. (b)                                          63,940    1,455
Ventas, Inc.                                                    104,157    3,335
Zions Bancorp                                                    27,960    2,113
                                                                          ------
                                                                          69,944
                                                                          ------
HEALTH CARE (12.1%)
Allergan, Inc. (b)                                               30,402    3,282
Becton, Dickinson & Co.                                          37,970    2,281
Biogen Idec, Inc. *                                              43,499    1,972
CIGNA Corp.                                                      28,420    3,175
Coventry Health Care, Inc. *                                     72,724    4,143
Dade Behring Holdings, Inc.                                      47,971    1,962
Edwards Lifesciences Corp. * (b)                                 43,985    1,830
Express Scripts, Inc. *                                          31,345    2,627
Genzyme Corp. *                                                  47,701    3,376
Hospira, Inc. *                                                  69,595    2,977
Humana, Inc. * (b)                                               28,612    1,554
Laboratory Corp. of America Holdings * (b)                       56,540    3,045
McKesson Corp.                                                   42,032    2,168
Protein Design Labs, Inc. * (b)                                  77,127    2,192
UnitedHealth Group, Inc.                                         28,019    1,741
Watson Pharmaceuticals, Inc. * (b)                               56,929    1,851
                                                                          ------
                                                                          40,176
                                                                          ------
INDUSTRIALS (10.6%)
American Standard Cos., Inc.                                     42,864    1,712
Arrow Electronics, Inc. *                                        83,982    2,690
CSX Corp.                                                        45,704    2,320
Cummins, Inc.                                                    27,682    2,484
Eaton Corp. (b)                                                  46,439    3,116
Goodrich Corp.                                                   44,517    1,830
Granite Construction, Inc.                                       38,738    1,391
Harsco Corp.                                                     31,271    2,111
Herman Miller, Inc.                                              45,151    1,273
Hughes Supply, Inc. (b)                                          74,905    2,685
PACCAR, Inc.                                                     45,718    3,165
R.R. Donnelley & Sons Co.                                        62,141    2,126

Ryder System, Inc.                                              50,154     2,057
Southwest Airlines Co.                                         163,197     2,681
Timken Co. (The) (b)                                           113,198     3,625
                                                                         -------
                                                                          35,266
                                                                         -------
INFORMATION TECHNOLOGY (15.7%)
Accenture Ltd., Cl A                                            75,718     2,186
ADTRAN, Inc.                                                    58,132     1,729
Alliance Data Systems Corp. * (b)                               57,603     2,051
Amphenol Corp., Cl A                                            64,679     2,863
Autodesk, Inc. (b)                                              45,430     1,951
Broadcom Corp., Cl A *                                          43,138     2,034
Check Point Software Technologies Ltd. *                        90,289     1,815
Citrix Systems, Inc. * (b)                                      88,040     2,534
Compuware Corp. *                                              161,945     1,453
Corning, Inc. *                                                 78,437     1,542
Fair Isaac Corp.                                                48,228     2,130
Freescale Semiconductor, Inc., Cl B *                           87,180     2,194
Global Payments, Inc. (b)                                       70,764     3,297
Harris Corp.                                                    50,152     2,157
Lam Research Corp. * (b)                                        67,165     2,396
Linear Technology Corp. (b)                                     51,532     1,859
McAfee, Inc. *                                                  99,659     2,704
MEMC Electronic Materials, Inc. *                               72,912     1,616
National Semiconductor Corp. (b)                               112,419     2,921
NCR Corp. *                                                     78,684     2,671
NVIDIA Corp. (b) *                                              56,427     2,063
QLogic Corp. *                                                  44,424     1,444
SanDisk Corp. *                                                 23,298     1,464
Western Digital Corp. *                                        162,032     3,015
                                                                         -------
                                                                          52,089
                                                                         -------
MATERIALS (4.3%)
FMC Corp. *                                                     45,406     2,414
Louisiana-Pacific Corp. (b)                                     93,878     2,579
Lubrizol Corp. (The)                                            67,594     2,936
Lyondell Chemical Co.                                          114,173     2,720
Phelps Dodge Corp.                                              24,733     3,558
                                                                         -------
                                                                          14,207
                                                                         -------
REITS (0.5%)
Simon Property Group, Inc. (b)                                  19,536     1,497
                                                                         -------
UTILITIES (5.7%)
Allegheny Energy, Inc. *                                        24,744       783
Alliant Energy Corp.                                            92,407     2,591
American Electric Power Co., Inc. (b)                          123,372     4,576
CenterPoint Energy, Inc. (b)                                   170,324     2,189
Edison International                                            87,182     3,802
FirstEnergy Corp.                                               34,418     1,686
Sempra Energy (b)                                               72,658     3,258
                                                                         -------
                                                                          18,885
                                                                         -------
TOTAL COMMON STOCKS (COST $288,109)                                      325,738
                                                                         -------
SHORT-TERM INVESTMENT (22.8%)
CSFB Enhanced Liquidity Portfolio (c)                       75,736,626    75,737
                                                                         -------
TOTAL SHORT-TERM INVESTMENT (COST $75,737)                                75,737
                                                                         -------

REPURCHASE AGREEMENT (4.7%)
BNP Paribas, 4.005%, dated 12/30/05,
to be repurchased on 01/03/06,
repurchase price $15,443,166
(collateralized by U.S. Government
Agencies, 5.250%, due 04/15/07; total
market value 15,745,331))                                       15,436    15,436
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $15,436)                                 15,436
                                                                        --------
TOTAL INVESTMENTS (COST $379,282) (A) - 125.8%                           416,911
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.8)%                          (85,377)
                                                                        --------
NET ASSETS - 100.0%                                                     $331,534
                                                                        ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $379,969 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $41,901
Unrealized Depreciation..................    (4,980)
                                            -------
Unrealized Appreciation (Depreciation)...   $36,921
                                            =======

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $73,347.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
MID-CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ----------   -------
COMMON STOCKS (96.9%)
CONSUMER DISCRETIONARY (15.8%)
Coca-Cola Femsa, SA ADR                                         87,273   $ 2,357
Cooper Tire & Rubber Co. (b)                                   177,300     2,716
Dow Jones & Co., Inc. (b)                                       63,800     2,264
Federated Department Stores, Inc.                               52,700     3,496
Foot Locker, Inc.                                              102,600     2,420
Hilton Hotels Corp.                                            105,900     2,553
Johnson Controls, Inc. (b)                                      29,800     2,173
Lear Corp. (b)                                                  39,800     1,133
Leggett & Platt, Inc.                                          140,400     3,224
Mattel, Inc. (b)                                               130,000     2,057
OfficeMax, Inc.                                                 55,500     1,407
Regal Entertainment Group, Cl A (b)                            114,500     2,178
Sherwin-Williams Co. (The)                                      59,200     2,689
Stanley Works (The)                                             43,200     2,075
Tupperware Corp.                                                68,900     1,543
                                                                         -------
                                                                          34,285
                                                                         -------
CONSUMER STAPLES (6.3%)
Clorox Co. (The)                                                28,800     1,638
Corn Products International, Inc.                               91,591     2,188
Estee Lauder Cos., Inc. (The), Cl A (b)                         58,600     1,962
H.J. Heinz Co.                                                  98,800     3,331
J.M. Smucker Co. (The)                                          63,400     2,790
Pepsi Bottling Group, Inc. (The)                                57,100     1,634
                                                                         -------
                                                                          13,543
                                                                         -------
ENERGY (5.0%)
Amerada Hess Corp. (b)                                          17,200     2,181
CHC Helicopter Corp., Cl A                                      52,189     1,224
GlobalSantaFe Corp.                                             55,900     2,692
Marathon Oil Corp.                                              23,800     1,451
Pioneer Natural Resources Co.                                   43,800     2,246
Tidewater, Inc.                                                 22,900     1,018
                                                                         -------
                                                                          10,812
                                                                         -------
FINANCIALS (17.6%)
Alliance Capital Management Holding LP (b)                      35,000     1,977
AmSouth Bancorporation (b)                                      62,500     1,638
Aspen Insurance Holdings Ltd.                                   67,300     1,593
Astoria Financial Corp.                                        101,600     2,987
Bear Stearns & Co., Inc.                                        48,400     5,592
Colonial BancGroup, Inc. (The)                                 127,900     3,047
Compass Bancshares, Inc.                                        43,000     2,076
KeyCorp                                                         76,700     2,526
Lincoln National Corp.                                          36,700     1,946
Protective Life Corp.                                           42,500     1,860
Provident Financial Services, Inc. (b)                         237,639     4,399
South Financial Group, Inc. (The) (b)                          118,500     3,263

Torchmark Corp.                                               29,600      1,646
XL Capital Ltd., Cl A (b)                                     48,900      3,295
                                                                       --------
                                                                         37,845
                                                                       --------
HEALTH CARE (4.8%)
Beckman Coulter, Inc.                                         23,100      1,314
Cooper Cos., Inc. (The)                                       49,600      2,544
Health Management Associates, Inc., Cl A                      98,300      2,159
PerkinElmer, Inc.                                             92,900      2,189
Serono SA ADR (b)                                            110,181      2,188
                                                                       --------
                                                                         10,394
                                                                       --------
INDUSTRIALS (14.2%)
Dover Corp.                                                   80,300      3,251
Hubbell, Inc., Cl B                                           46,235      2,086
ITT Industries, Inc.                                          22,800      2,344
L-3 Communications Holdings, Inc.                             14,448      1,074
MSC Industrial Direct Co., Inc., Cl A                         40,800      1,641
Pall Corp.                                                   186,100      5,000
Parker Hannifin Corp.                                         47,200      3,113
Pentair, Inc.                                                 59,700      2,061
Pitney Bowes, Inc.                                            53,400      2,256
R.R. Donnelley & Sons Co.                                     45,052      1,541
Rockwell Automation, Inc.                                     56,400      3,337
Ryder System, Inc.                                            77,214      3,167
                                                                       --------
                                                                         30,871
                                                                       --------
INFORMATION TECHNOLOGY (7.8%)
Acxiom Corp. (b)                                             113,200      2,603
Amphenol Corp., Cl A                                          50,000      2,213
Analog Devices, Inc. (b)                                      48,200      1,729
Harris Corp.                                                  52,500      2,258
Jack Henry & Associates, Inc.                                118,700      2,265
Microchip Technology, Inc. (b)                                65,100      2,093
Reynolds & Reynolds Co. (The), Cl A                           54,933      1,542
Tektronix, Inc.                                               81,700      2,305
                                                                       --------
                                                                         17,008
                                                                       --------
MATERIALS (12.6%)
Ashland, Inc.                                                 45,700      2,646
Cytec Industries, Inc.                                        98,407      4,687
Engelhard Corp.                                              113,900      3,434
Foundation Coal Holdings, Inc.                                52,255      1,986
Sappi Ltd. ADR                                               481,410      5,454
Sigma-Aldrich Corp.                                           49,900      3,158
United States Steel Corp. (b)                                 46,200      2,221
Valspar Corp. (The)                                           67,398      1,663
Worthington Industries, Inc.                                 106,100      2,038
                                                                       --------
                                                                         27,287
                                                                       --------
REITS (3.2%)
American Financial Realty Trust                              167,000      2,004
Developers Diversified Realty Corp.                           32,900      1,547
ProLogis                                                      31,500      1,472
Trustreet Properties, Inc.                                   135,600      1,982
                                                                       --------
                                                                          7,005
                                                                       --------
UTILITIES (9.6%)
Ameren Corp. (b)                                              26,400      1,353
Cinergy Corp.                                                 35,400      1,503
Constellation Energy Group, Inc.                              56,300      3,244
Edison International                                          63,200      2,756
FirstEnergy Corp.                                             43,900      2,151
National Fuel Gas Co.                                         42,433      1,323
Pepco Holdings, Inc.                                          78,000      1,745

PG&E Corp.                                                    39,800      1,477
PPL Corp. (b)                                                 87,700      2,578
Public Service Enterprise Group, Inc. (b)                     27,900      1,813
Xcel Energy, Inc. (b)                                         51,100        943
                                                                       --------
                                                                         20,886
TOTAL COMMON STOCKS (COST $193,294)                                     209,936
                                                                       --------
MONEY MARKET FUNDS (3.7%)
Federated Prime Value Obligations Fund, Cl I               8,041,957      8,042
                                                                       --------
TOTAL MONEY MARKET FUNDS (COST $8,042)                                    8,042
                                                                       --------
SHORT-TERM INVESTMENT (14.8%)
CSFB Enhanced Liquidity Portfolio (c)                     32,004,877     32,005
                                                                       --------
TOTAL SHORT-TERM INVESTMENT (COST $32,005)                               32,005
                                                                       --------
TOTAL INVESTMENTS (COST $233,341) (A) - 115.4%                          249,983
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%                         (33,312)
                                                                       --------
NET ASSETS - 100.0%                                                    $216,671
                                                                       ========

----------
(a) Cost for federal income tax purposes is $234,393 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $18,580
Unrealized Depreciation..................    (3,058)
                                            -------
Unrealized Appreciation (Depreciation)...   $15,522
                                            =======

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $30,951.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class
LP - Limited Partnership
REIT - Real Estate Investment Trust

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
QUALITY GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------    -------
COMMON STOCKS (98.1%)
CONSUMER DISCRETIONARY (8.4%)
Coach, Inc. *                                                  29,000    $   967
Home Depot, Inc. (The) (b)                                     31,000      1,255
Johnson Controls, Inc. (b)                                     20,000      1,458
Lowe's Cos., Inc.                                              45,000      2,999
McGraw-Hill Cos., Inc. (The)                                   30,000      1,549
Staples, Inc.                                                  77,500      1,760
Target Corp. (b)                                               25,500      1,402
                                                                        --------
                                                                          11,390
                                                                        --------
CONSUMER STAPLES (9.4%)
Colgate-Palmolive Co.                                          48,000      2,633
CVS Corp.                                                      97,000      2,563
PepsiCo, Inc.                                                  54,000      3,190
Procter & Gamble Co. (The)                                     48,000      2,778
Wal-Mart Stores, Inc.                                          34,884      1,633
                                                                        --------
                                                                          12,797
                                                                        --------
ENERGY (7.7%)
Anadarko Petroleum Corp.                                       12,000      1,137
Apache Corp.                                                   37,250      2,552
BP PLC ADR                                                     31,000      1,991
Exxon Mobil Corp.                                              85,000      4,775
                                                                        --------
                                                                          10,455
                                                                        --------
FINANCIALS (16.4%)
AFLAC, Inc.                                                    57,000      2,646
American Express Co.                                           35,180      1,810
American International Group, Inc.                             41,000      2,797
Chubb Corp. (The)                                              29,500      2,881
Goldman Sachs Group, Inc. (The)                                 7,000        894
JPMorgan Chase & Co.                                           54,000      2,143
Marshall & Ilsley Corp. (b)                                    16,000        689
Merrill Lynch & Co., Inc.                                      15,000      1,016
Prudential Financial, Inc. (b)                                 36,000      2,635
SLM Corp. (b)                                                  48,000      2,644
State Street Corp.                                             40,000      2,218
                                                                        --------
                                                                          22,373
                                                                        --------
HEALTH CARE (20.6%)
Amgen, Inc. *                                                  40,000      3,154
Baxter International, Inc.                                     72,000      2,711
Becton, Dickinson & Co.                                        18,000      1,081
C.R. Bard, Inc.                                                33,000      2,175
Coventry Health Care, Inc. *                                   45,000      2,563
Johnson & Johnson                                              22,732      1,366
Medtronic, Inc.                                                43,063      2,479
Schering-Plough Corp.                                          68,000      1,418
St. Jude Medical, Inc. *                                       59,000      2,962
Stryker Corp.                                                  12,000        533
UnitedHealth Group, Inc.                                       84,200      5,233

Varian Medical Systems, Inc. *                                 14,000        705
Wyeth                                                          38,000      1,751
                                                                        --------
                                                                          28,131
                                                                        --------
INDUSTRIALS (12.5%)
Caterpillar, Inc.                                              33,000      1,906
Danaher Corp.                                                  28,000      1,562
Emerson Electric Co.                                           27,000      2,017
Equifax, Inc.                                                  18,000        684
Fastenal Co. (b)                                               38,000      1,489
General Dynamics Corp.                                         15,000      1,711
General Electric Co.                                          136,844      4,797
ITT Industries, Inc.                                           28,000      2,879
                                                                        --------
                                                                          17,045
                                                                        --------
INFORMATION TECHNOLOGY (19.8%)
Automatic Data Processing, Inc.                                58,000      2,662
CheckFree Corp. * (b)                                          24,000      1,102
Dell, Inc. *                                                   57,000      1,709
First Data Corp.                                               40,000      1,720
Hewlett-Packard Co.                                            78,000      2,233
Intel Corp.                                                    84,086      2,099
Maxim Integrated Products, Inc.                                24,000        870
Microsoft Corp.                                               189,056      4,944
Oracle Corp. *                                                163,808      2,000
Paychex, Inc.                                                  59,000      2,249
QUALCOMM, Inc.                                                 27,000      1,163
Scientific-Atlanta, Inc.                                       12,000        517
Texas Instruments, Inc.                                        90,000      2,886
VeriSign, Inc. *                                               37,000        811
                                                                        --------
                                                                          26,965
                                                                        --------
MATERIALS (1.7%)
Praxair, Inc.                                                  45,000      2,383
                                                                        --------
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.                                                     90,000      2,204
                                                                        --------
TOTAL COMMON STOCKS (COST $103,936)                                      133,743
                                                                        --------
WARRANTS (0.0%)
INFORMATION TECHNOLOGY (0.0%)
Lucent Technologies, Inc. *                                    22,693         13
                                                                        --------
TOTAL WARRANTS (COST $0)                                                      13
                                                                        --------
SHORT-TERM INVESTMENT (8.7%)
CSFB Enhanced Liquidity Portfolio (c)                      11,898,155     11,898
                                                                        --------
TOTAL SHORT-TERM INVESTMENT (COST $11,898)                                11,898
                                                                        --------
REPURCHASE AGREEMENT (1.5%)
BNP Paribas, 4.005%, dated
12/30/05, to be repurchased on 01/03/06, repurchase
price $2,021,134 (collateralized by U.S. Government
Agencies, 5.250%, 04/15/07; total market value
$2,061,211)                                                     2,020      2,020
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $2,020)                                   2,020
                                                                        --------
TOTAL INVESTMENTS (COST $117,854) (A) - 108.3%                           147,674
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%                           (11,270)
                                                                        --------
NET ASSETS - 100.0%                                                     $136,404
                                                                        ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $117,854 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $28,481
Unrealized Depreciation..................    (1,286)
                                            -------
Unrealized Appreciation (Depreciation)...   $27,195
                                            =======

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at in December 31, 2005 thousands was $11,486.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP GROWTH STOCK FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (97.3%)
CONSUMER DISCRETIONARY (14.9%)
Aaron Rents, Inc. (b)                                          365      $  7,694
Buckle, Inc. (The)                                             180         5,803
Cache, Inc. *                                                  203         3,512
Carter's, Inc. *                                               150         8,828
Cato Corp. (The), Cl A                                         100         2,145
Cavco Industries, Inc. *                                       137         5,260
Champion Enterprises, Inc. * (b)                               570         7,763
Coldwater Creek, Inc. * (b)                                    216         6,582
Conn's, Inc. * (b)                                             165         6,084
Craftmade International, Inc.                                  170         3,404
Dover Downs Gaming & Entertainment, Inc.                       235         3,325
Dress Barn, Inc. (The) * (b)                                   235         9,073
Genesco, Inc. * (b)                                            245         9,504
Gottschalks, Inc. *                                            220         1,857
Guitar Center, Inc. * (b)                                      100         4,996
Jos. A. Bank Clothiers, Inc. * (b)                             285        12,373
K-Swiss, Inc., Cl A                                            223         7,242
Kona Grill, Inc. *                                              75           642
Luby's, Inc. *                                                 430         5,719
Mikohn Gaming Corp. * (b)                                      703         6,934
Modine Manufacturing Co.                                        95         3,096
Noble International Ltd.                                        30           634
Orange 21, Inc. *                                              561         2,132
Panera Bread Co., Cl A * (b)                                   140         9,195
PetMed Express, Inc. * (b)                                     475         6,735
Phillips-Van Heusen Corp.                                      285         9,234
Priceline.com, Inc. * (b)                                      315         7,031
RARE Hospitality International, Inc. *                         115         3,495
Rocky Shoes & Boots, Inc. *                                    265         6,455
Sauer-Danfoss, Inc.                                            202         3,793
Scientific Games Corp. *                                       200         5,456
Sportsman's Guide, Inc. (The) *                                170         4,055
Steiner Leisure Ltd. *                                         200         7,112
Steven Madden Ltd.                                             178         5,214
Stride Rite Corp. (The)                                        420         5,695
Too, Inc. *                                                    361        10,181
Warnaco Group, Inc. (The) *                                    278         7,427
Wolverine World Wide, Inc.                                     390         8,759
                                                                        --------
                                                                         224,439
                                                                        --------
CONSUMER STAPLES (2.5%)
BJ's Wholesale Club, Inc. *                                    219         6,478
Central European Distribution Corp. * (b)                      205         8,228
Chattem, Inc. *                                                145         5,277
Chiquita Brands International, Inc.                            196         3,913
Corn Products International, Inc.                              279         6,677

Overhill Farms, Inc. * (d)                                       1,155     3,772
Parlux Fragrances, Inc. *                                           16       480
Spectrum Brands, Inc. *                                            111     2,248
                                                                         -------
                                                                          37,073
                                                                         -------
ENERGY (3.3%)
Cal Dive International, Inc. * (b)                                 210     7,537
Core Laboratories NV *                                             205     7,659
Hornbeck Offshore Services, Inc. * (b)                              45     1,472
Oceaneering International, Inc. *                                   33     1,643
Superior Energy Services, Inc. * (b)                               258     5,435
TETRA Technologies, Inc. *                                         195     5,951
Tidewater, Inc.                                                    166     7,358
TODCO, Cl A                                                        190     7,231
TransMontaigne, Inc. *                                             274     1,806
Unit Corp. *                                                        50     2,740
                                                                         -------
                                                                          48,832
                                                                         -------
FINANCIALS (8.8%)
Affiliated Managers Group, Inc. * (b)                               95     7,624
American Safety Insurance Holdings Ltd. *                          140     2,342
Arch Capital Group Ltd. *                                          135     7,397
Asta Funding, Inc. (b)                                             110     3,007
Central Pacific Financial Corp.                                    125     4,490
Doral Financial Corp.                                              145     1,537
Encore Capital Group, Inc. * (b)                                   180     3,125
Euronet Worldwide, Inc. * (b)                                      105     2,911
First BanCorp                                                      200     2,482
First Citizens BancShares, Inc., Cl A                               33     5,756
First Community Bancorp, Cl A                                       72     3,893
First Niagara Financial Group, Inc.                                358     5,186
FirstFed Financial Corp. * (b)                                     125     6,815
Franklin Bank Corp. *                                              170     3,058
Greater Bay Bancorp                                                170     4,355
Infinity Property & Casualty Corp.                                 209     7,788
Phoenix Cos., Inc. (The) (b)                                       385     5,251
Piper Jaffray Cos. *                                               161     6,488
Platinum Underwriters Holdings Ltd. (b)                            270     8,389
R & G Financial Corp., Cl B                                        210     2,778
RLI Corp.                                                          109     5,458
Santander BanCorp (b)                                               40     1,005
Selective Insurance Group, Inc. (b)                                155     8,231
South Financial Group, Inc. (The) (b)                              140     3,856
TierOne Corp.                                                      100     2,941
United Community Banks, Inc.                                        60     1,600
W Holding Co., Inc.                                                700     5,761
Zenith National Insurance Corp.                                    190     8,762
                                                                         -------
                                                                         132,286
                                                                         -------
HEALTH CARE (16.8%)
Amedisys, Inc. * (b)                                               230     9,715
American Retirement Corp. *                                        134     3,360
AMICAS, Inc. *                                                     800     3,968
Arena Pharmaceuticals, Inc. * (b)                                  765    10,878
Aspect Medical Systems, Inc. * (b)                                 390    13,379
Bentley Pharmaceuticals, Inc. * (b)                                524     8,596
Cubist Pharmaceuticals, Inc. * (b)                                 334     7,098
Drugmax, Inc. *                                                  2,603     3,124
Hi-Tech Pharmacal Co., Inc. * (b)                                  125     5,536
Hologic, Inc. *                                                    214     8,133
ICU Medical, Inc. *                                                 80     3,137
Illumina, Inc. * (b)                                               290     4,089

IntraLase Corp. * (b)                                              368     6,557
IRIS International, Inc. * (b)                                     290     6,339
LHC Group, Inc. *                                                  254     4,428
LifeCell Corp. *                                                   295     5,626
LifePoint Hospitals, Inc. *                                        200     7,500
Martek Biosciences Corp. * (b)                                     116     2,860
Matria Healthcare, Inc. *                                          105     4,070
Matrixx Initiatives, Inc. * (b)                                     85     1,781
Meridian Bioscience, Inc.                                          290     5,841
Natus Medical, Inc. *                                              445     7,182
Palomar Medical Technologies, Inc. * (b)                           350    12,264
Per-Se Technologies, Inc. * (b)                                    460    10,746
Protein Design Labs, Inc. * (b)                                    500    14,211
Providence Service Corp. (The) *                                   260     7,485
Serologicals Corp. * (b)                                           410     8,093
SFBC International, Inc. * (b)                                     360     5,764
SurModics, Inc. * (b)                                              270     9,987
Third Wave Technologies, Inc. *                                    840     2,503
Thoratec Laboratories Corp. * (b)                                  330     6,828
TriPath Imaging, Inc. *                                            820     4,950
TriZetto Group, Inc. * (b)                                         455     7,730
United Therapeutics Corp. * (b)                                    150    10,368
Ventiv Health, Inc. *                                              426    10,063
ViroPharma, Inc. * (b)                                             445     8,255
                                                                         -------
                                                                         252,444
                                                                         -------
INDUSTRIALS (16.9%)
A.S.V., Inc. * (b)                                                 265     6,621
AirTran Holdings, Inc. * (b)                                       501     8,031
Arkansas Best Corp. (b)                                            145     6,334
Builders FirstSource, Inc. *                                       440     9,403
Ceradyne, Inc. * (b)                                               230    10,074
Copart, Inc. *                                                     420     9,685
Corrections Corp. of America * (b)                                 175     7,870
Dycom Industries, Inc. * (b)                                       315     6,930
EDO Corp.                                                          228     6,175
ElkCorp                                                            230     7,742
EMCOR Group, Inc. * (b)                                             76     5,131
Encore Wire Corp. * (b)                                            460    10,470
Esterline Technologies Corp. *                                     190     7,066
Flow International Corp. * (d)                                   1,727    13,383
Gardner Denver, Inc. *                                             150     7,395
General Cable Corp. *                                              520    10,244
Genlyte Group, Inc. (The) *                                        220    11,785
Gevity HR, Inc. (b)                                                410    10,545
Griffon Corp. *                                                    290     6,905
Herman Miller, Inc.                                                250     7,048
Labor Ready, Inc. *                                                295     6,142
Marten Transport Ltd. *                                            233     4,236
Mobile Mini, Inc. *                                                187     8,873
Mueller Industries, Inc.                                           154     4,212
NCI Building Systems, Inc. * (b)                                   210     8,921
Pacer International, Inc.                                          260     6,776
Power-One, Inc. *                                                  892     5,370
PW Eagle, Inc.                                                     119     2,443
Simpson Co., Inc. (b)                                              143     5,215
Toro Co. (The)                                                     170     7,441
Ultralife Batteries, Inc. * (b)                                    360     4,320
Universal Truckload Services, Inc. *                               280     6,440
Wabtec Corp.                                                       325     8,743
Walter Industries, Inc. (b)                                        114     5,648
                                                                         -------
                                                                         253,617
                                                                         -------

INFORMATION TECHNOLOGY (30.6%)
Advent Software, Inc. * (b)                                         250    7,228
Aeroflex, Inc. *                                                    940   10,105
Ansoft Corp. *                                                      180    6,129
ANSYS, Inc. *                                                       170    7,257
ARGON ST, Inc. *                                                    190    5,886
Art Technology Group, Inc. *                                      1,049    2,055
ATMI, Inc. * (b)                                                    185    5,174
Black Box Corp.                                                     215   10,187
Blackboard, Inc. * (b)                                              223    6,457
Bottomline Technologies (de), Inc. *                                710    7,824
CACI International, Inc. * (b)                                       62    3,568
CalAmp Corp. *                                                      253    2,657
Carrier Access Corp. *                                              705    3,483
Checkpoint Systems, Inc. * (b)                                      150    3,706
Click Commerce, Inc. * (b)                                          505   10,615
Credence Systems Corp. * (b)                                        780    5,429
Cree, Inc. * (b)                                                    265    6,689
Cymer, Inc. *                                                       219    7,792
Cypress Semiconductor Corp. * (b)                                   550    7,838
Digital River, Inc. * (b)                                           230    6,840
Ditech Communications Corp. *                                       560    4,676
eCollege.com * (b)                                                  300    5,409
Entrust, Inc. *                                                   1,390    6,728
Epicor Software Corp. * (b)                                         468    6,614
FEI Co. * (b)                                                       270    5,176
Hutchinson Technology, Inc. *                                       130    3,699
Hyperion Solutions Corp. * (b)                                      250    8,955
InfoCrossing, Inc. * (b)                                            290    2,497
Integrated Device Technology, Inc. *                                500    6,590
Ituran Location & Control Ltd. *                                    361    5,751
Jupitermedia Corp. * (b)                                            500    7,390
KEMET Corp. *                                                       145    1,025
Kopin Corp. *                                                     1,250    6,690
Liveperson, Inc. *                                                  587    3,291
M-Systems Flash Disk Pioneers Ltd. * (b)                            180    5,962
Magma Design Automation, Inc. * (b)                                 500    4,205
Merge Technologies, Inc. * (b)                                      180    4,507
Metrologic Instruments, Inc. *                                      416    8,013
Microtune, Inc. * (b)                                             1,095    4,566
MIPS Technologies, Inc. *                                           415    2,357
Moldflow Corp. *                                                    314    4,376
Neoware Systems, Inc. * (b)                                          75    1,748
NETGEAR, Inc. *                                                     325    6,256
Netlogic Microsystems, Inc. * (b)                                   269    7,330
NICE Systems Ltd. *                                                 240   11,557
O2Micro International Ltd., ADR *                                   280    2,850
Orbotech Ltd. *                                                     260    6,232
Packeteer, Inc. * (b)                                               552    4,289
PC Connection, Inc. * (b)                                           136      734
Performance Technologies, Inc. *                                    545    4,464
Photronics, Inc. *                                                  375    5,648
Portalplayer, Inc. * (b)                                            140    3,965
Power Integrations, Inc. * (b)                                      277    6,598
Presstek, Inc. * (b)                                                790    7,142
Radiant Systems, Inc. *                                             597    7,257
Radvision Ltd. *                                                    475    7,877
Radyne ComStream, Inc. *                                            540    7,863
RealNetworks, Inc. * (b)                                            855    6,635
Rogers Corp. *                                                      135    5,289
Secure Computing Corp. * (b)                                        411    5,039

Semtech Corp. *                                                  435       7,943
SM&A *                                                           400       3,292
SonicWALL, Inc. *                                                380       3,010
Stellent, Inc. *                                                 650       6,455
Sunair Services Corp. * (d)                                    1,000       4,680
TALX Corp.                                                       196       8,947
Tekelec * (b)                                                    480       6,672
TeleCommunication Systems, Inc. * (b)                            299         657
Tollgrade Communications, Inc. *                                 535       5,848
Transaction Systems Architects, Inc. *                           325       9,357
Trimble Navigation Ltd. * (b)                                    275       9,760
TTM Technologies, Inc. *                                         285       2,683
Ultimate Software Group, Inc. (The) *                            560      10,678
ValueClick, Inc. *                                               521       9,437
VASCO Data Security International, Inc. * (b)                    466       4,590
webMethods, Inc. *                                               985       7,594
Websense, Inc. * (b)                                             140       9,190
Westell Technologies, Inc., Cl A *                               950       4,275
                                                                       ---------
                                                                         459,237
                                                                       ---------
MATERIALS (3.5%)
Aleris International, Inc. * (b)                                 273       8,795
Carpenter Technology Corp. (b)                                   140       9,867
Commercial Metals Co. (b)                                         59       2,222
Foundation Coal Holdings, Inc.                                   239       9,067
Gibraltar Industries, Inc.                                       119       2,725
Headwaters, Inc. * (b)                                           190       6,734
Silgan Holdings, Inc.                                            120       4,334
Texas Industries, Inc.                                           185       9,220
                                                                       ---------
                                                                          52,964
                                                                       ---------
TOTAL COMMON STOCKS (COST $1,246,756)                                  1,460,892
                                                                       ---------
WARRANT (0.1%)
HEALTH CARE (0.0%)
Drugmax, Inc. *                                                1,302         143
                                                                       ---------
INDUSTRIALS (0.1%)
Flow International *                                             173         636
                                                                       ---------
INFORMATION TECHNOLOGY (0.0%)
InfoCrossing, Inc. *                                             139         104
                                                                       ---------
TELECOMMUNICATION SERVICES (0.0%)
Sunair Services Corp. (d)                                        350           0
                                                                       ---------
TOTAL WARRANT (COST $169)                                                    883
                                                                       ---------
SHORT-TERM INVESTMENT (25.0%)
CSFB Enhanced Liquidity Portfolio (c)                    376,152,741     376,153
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT (COST $376,153)                              376,153
                                                                       ---------
REPURCHASE AGREEMENT (2.5%)
BNP Paribas, 4.005%, dated 12/30/05, to be repurchased on
01/03/06, repurchase price $19,033,135 (collateralized by
U.S. Government Agencies, 5.250%-6.625%, due
04/15/07-09/15/09; total market value $19,406,183)            19,025      19,025

Lehman Brothers, Inc., 4.155%, dated 12/30/05, to be
repurchased on 01/03/06, repurchase price $18,830,605
(collateralized by U.S. Government Agencies, DN, due
01/01/34; total market value $19,198,847)                   18,822       18,822
                                                                     ----------
TOTAL REPURCHASE AGREEMENT (COST $37,847)                                37,847
                                                                     ----------
TOTAL INVESTMENTS (COST $1,660,925) (A) - 124.9%                      1,875,775
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.9)%                        (373,690)
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,502,085
                                                                     ==========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $1,662,388 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $275,446
Unrealized Depreciation..................    (62,188)
                                            --------
Unrealized Appreciation (Depreciation)...   $213,258
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $358,676.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
SMALL CAP VALUE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (18.3%)
ADESA, Inc.                                                   282,169   $  6,891
ArvinMeritor, Inc.                                            354,800      5,106
Bassett Furniture Industries, Inc.                            216,300      4,002
Benetton Group SpA ADR                                        227,800      5,226
BorgWarner, Inc. (b)                                           96,800      5,869
Brown Shoe Co., Inc.                                          133,200      5,652
CBRL Group, Inc.                                              145,800      5,125
CKE Restaurants, Inc. (b)                                   1,183,400     15,987
Dow Jones & Co., Inc. (b)                                     220,400      7,822
Intrawest Corp.                                               434,900     12,589
Lithia Motors, Inc. (b)                                       403,600     12,688
Makita Corp. ADR                                              395,354      9,560
Meredith Corp.                                                156,400      8,186
Movado Group, Inc.                                            605,200     11,075
Natuzzi SpA ADR                                               427,500      2,993
Stanley Furniture Co., Inc.                                    76,900      1,783
United Auto Group, Inc.                                       261,100      9,974
Winnebago Industries, Inc. (b)                                212,400      7,069
                                                                        --------
                                                                         137,597
                                                                        --------
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.                                     350,550     11,578
Corn Products International, Inc. (b)                         318,700      7,614
Ingles Markets, Inc., Cl A                                     82,400      1,290
J.M. Smucker Co. (The)                                        195,243      8,591
                                                                        --------
                                                                          29,073
                                                                        --------
ENERGY (3.2%)
CHC Helicopter Corp., Cl A                                    715,200     16,771
Tidewater, Inc. (b)                                           165,900      7,376
                                                                        --------
                                                                          24,147
                                                                        --------
FINANCIALS (18.2%)
American Financial Group, Inc. (b)                            201,000      7,700
BankAtlantic Bancorp, Inc.                                    411,400      5,760
Banner Corp.                                                  102,600      3,201
City National Corp.                                            79,800      5,781
Cohen & Steers, Inc.                                          387,830      7,225
Colonial BancGroup, Inc. (The)                                245,000      5,836
Federal Agricultural Mortgage Corp., Cl C                      80,189      2,400
Glacier Bancorp, Inc.                                         231,032      6,943
HCC Insurance Holdings, Inc.                                  433,050     12,853
Horizon Financial Corp.                                       230,106      5,026
Hub International Ltd.                                        547,700     14,131
International Bancshares Corp.                                127,400      3,740
Investors Financial Services Corp. (b)                        217,200      7,999
Jefferies Group, Inc. (b)                                     132,000      5,937
National Interstate Corp.                                     117,379      2,238

PXRE Group Ltd.                                                154,500     2,002
Scottish Re Group Ltd. (b)                                     173,400     4,257
Seacoast Banking Corp. of Florida                              215,700     4,950
South Financial Group, Inc. (The) (b)                          260,700     7,180
StanCorp Financial Group, Inc.                                 199,400     9,960
Washington Federal, Inc.                                       245,004     5,633
West Coast Bancorp                                             226,953     6,003
                                                                         -------
                                                                         136,755
                                                                         -------
HEALTH CARE (4.3%)
Cooper Cos., Inc. (The)                                        295,000    15,133
Invacare Corp.                                                  46,700     1,471
PerkinElmer, Inc.                                              372,700     8,781
Perrigo Co. (b)                                                442,400     6,596
                                                                         -------
                                                                          31,981
                                                                         -------
INDUSTRIALS (28.2%)
ABM Industries, Inc. (b)                                       187,100     3,658
Apogee Enterprises, Inc.                                       187,500     3,041
Baldor Electric Co.                                            305,200     7,828
Briggs & Stratton Corp. (b)                                    249,900     9,694
Brink's Co. (The)                                              257,400    12,332
Cummins, Inc. (b)                                               89,000     7,986
ElkCorp                                                        161,100     5,423
Engineered Support Systems, Inc.                                44,800     1,865
Forward Air Corp.                                              240,111     8,800
Freightcar America, Inc.                                       147,700     7,101
Gol Linhas Aereas Inteligentes SA ADR (b)                      345,692     9,752
Graco, Inc. (b)                                                654,100    23,863
Granite Construction, Inc.                                     282,700    10,152
Greenbrier Cos., Inc. (b)                                      144,900     4,115
Heartland Express, Inc. (b)                                    380,100     7,712
Lan Airlines SA ADR                                            149,400     5,600
Lennox International, Inc.                                     359,189    10,129
LSI Industries, Inc.                                           508,487     7,963
Mine Safety Appliances Co.                                     203,083     7,354
MSC Industrial Direct Co., Inc., Cl A                          209,700     8,434
Oshkosh Truck Corp.                                            139,000     6,198
Portec Rail Products, Inc.                                     151,327     1,984
Quixote Corp.                                                  401,820     7,956
Ryder System, Inc.                                             190,600     7,818
Supreme Industries, Inc., Cl A                                  81,405       630
Valmont Industries, Inc.                                       300,600    10,058
Wabtec Corp.                                                   510,200    13,724
                                                                         -------
                                                                         211,170
                                                                         -------
INFORMATION TECHNOLOGY (10.5%)
Factset Research Systems, Inc. (b)                             273,400    11,253
Fair Isaac Corp. (b)                                           345,000    15,238
Harris Corp.                                                   353,656    15,211
Jack Henry & Associates, Inc.                                  510,100     9,733
Keithley Instruments, Inc.                                     260,600     3,643
Lowrance Electronics, Inc. (b)                                 189,763     4,974
Nam Tai Electronics, Inc.                                      394,700     8,881
Reynolds & Reynolds Co. (The), Cl A                            360,394    10,116
                                                                         -------
                                                                          79,049
                                                                         -------
MATERIALS (11.5%)
Agnico-Eagle Mines Ltd.                                        457,500     9,040
Airgas, Inc.                                                   650,488    21,401
Allegheny Technologies, Inc.                                   182,900     6,599
Cambrex Corp.                                                  399,800     7,504
Foundation Coal Holdings, Inc. (b)                             233,200     8,862

RPM International, Inc.                                      418,600      7,271
Sappi Ltd. ADR                                               719,000      8,146
Scotts Miracle-Gro Co. (The), Cl A                           191,000      8,641
Valspar Corp. (The)                                          349,200      8,615
                                                                       --------
                                                                         86,079
                                                                       --------
UTILITIES (1.4%)
Companhia de Saneamento Basico ADR (b)                       617,800     10,422
                                                                       --------
TOTAL COMMON STOCKS (COST $553,229)                                     746,273
                                                                       --------
SHORT-TERM INVESTMENT (11.7%)
CSFB Enhanced Liquidity Portfolio (c)                     87,904,625     87,905
                                                                       --------
TOTAL SHORT-TERM INVESTMENT (COST $87,905)                               87,905
                                                                       --------
REPURCHASE AGREEMENT (0.4%)
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price 3,368,574 (collateralized
by U.S. Government Agencies, DN, due
01/01/34; total market value
3,435,403)                                                     3,367      3,367
                                                                       --------
TOTAL REPURCHASE AGREEMENT (COST $3,367)                                  3,367
                                                                       --------
TOTAL INVESTMENTS (COST $644,501) (A) - 111.6%                          837,545
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%                         (87,264)
                                                                       --------
NET ASSETS - 100.0%                                                    $750,281
                                                                       ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $644,654 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $211,484
Unrealized Depreciation..................    (18,594)
                                            --------
Unrealized Appreciation (Depreciation)...   $192,890
                                            ========

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $84,878.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt
Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
STRATEGIC QUANTITATIVE EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
COMMON STOCKS (98.5%)
CONSUMER DISCRETIONARY (10.9%)
Centex Corp.                                                    24,484    $1,750
D. R. Horton, Inc.                                              48,595     1,736
Darden Restaurants, Inc.                                        44,957     1,748
eBay, Inc. *                                                    40,220     1,740
Goodyear Tire & Rubber Co. (The) *                              99,922     1,737
Home Depot, Inc. (The)                                          43,192     1,748
J.C. Penney Co., Inc.                                           31,739     1,766
KB Home                                                         24,065     1,749
Lennar Corp., Cl A                                              28,635     1,747
Lowe's Cos., Inc.                                               26,204     1,747
NIKE, Inc., Cl B                                                20,133     1,747
Nordstrom, Inc.                                                 46,961     1,756
Pulte Homes, Inc.                                               44,079     1,735
Reebok International Ltd.                                       30,198     1,758
Target Corp.                                                    31,854     1,751
                                                                          ------
                                                                          26,215
                                                                          ------
CONSUMER STAPLES (7.5%)
Alberto-Culver Co.                                              49,598     2,269
Anheuser-Busch Cos., Inc.                                       52,873     2,271
Archer Daniels Midland Co.                                      90,979     2,244
Constellation Brands, Inc., Cl A *                              88,176     2,312
Pepsi Bottling Group, Inc. (The)                                79,539     2,276
Procter & Gamble Co. (The)                                      39,198     2,269
SUPERVALU, Inc.                                                 69,751     2,266
Wal-Mart Stores, Inc.                                           48,229     2,257
                                                                          ------
                                                                          18,164
                                                                          ------
ENERGY (10.3%)
Anadarko Petroleum Corp.                                        29,342     2,779
ConocoPhillips                                                  47,624     2,771
Devon Energy Corp.                                              44,030     2,754
EOG Resources, Inc.                                             37,453     2,748
Nabors Industries Ltd. *                                        36,469     2,763
Occidental Petroleum Corp.                                      34,452     2,752
Sunoco, Inc.                                                    35,149     2,755
Valero Energy Corp.                                             53,254     2,748
XTO Energy, Inc.                                                62,509     2,747
                                                                          ------
                                                                          24,817
                                                                          ------
FINANCIALS (23.2%)
Bank of America Corp.                                           85,062     3,926
Bear Stearns & Co., Inc.                                        33,813     3,906
CIT Group, Inc.                                                 76,070     3,939
Comerica, Inc.                                                  68,882     3,910
Fannie Mae                                                      81,889     3,996
Goldman Sachs Group, Inc. (The)                                 30,691     3,920
Lehman Brothers Holdings, Inc.                                  30,705     3,935
Lincoln National Corp.                                          73,633     3,905
Merrill Lynch & Co., Inc.                                       57,822     3,916

MetLife, Inc. *                                                 80,070     3,923
MGIC Investment Corp.                                           59,477     3,915
Morgan Stanley                                                  68,774     3,902
Prudential Financial, Inc.                                      53,282     3,900
SAFECO Corp.                                                    18,099     1,023
Washington Mutual, Inc.                                         89,950     3,913
                                                                         -------
                                                                          55,929
                                                                         -------
HEALTH CARE (14.7%)
Allergan, Inc.                                                  29,704     3,207
Amgen, Inc. *                                                   40,876     3,223
Applera Corp.- Applied Biosystems Group                        120,568     3,202
Bausch & Lomb, Inc.                                             48,066     3,264
C.R. Bard, Inc.                                                 48,681     3,209
Express Scripts, Inc. *                                         38,257     3,206
Johnson & Johnson                                               53,610     3,222
King Pharmaceuticals, Inc. *                                   190,224     3,219
Medtronic, Inc.                                                 55,882     3,217
St. Jude Medical, Inc. *                                        63,683     3,197
UnitedHealth Group, Inc.                                        51,351     3,191
                                                                         -------
                                                                          35,357
                                                                         -------
INDUSTRIALS (12.0%)
Avery Dennison Corp.                                            47,247     2,611
Boeing Co. (The)                                                37,251     2,617
Burlington Northern Santa Fe Corp.                              37,361     2,646
Cummins, Inc.                                                   28,953     2,598
FedEx Corp.                                                     25,562     2,643
Fluor Corp.                                                     33,994     2,626
Lockheed Martin Corp.                                           41,743     2,656
R.R. Donnelley & Sons Co.                                       76,611     2,621
Raytheon Co.                                                    66,387     2,665
Ryder System, Inc.                                              63,631     2,610
Southwest Airlines Co.                                         160,308     2,634
                                                                         -------
                                                                          28,927
                                                                         -------
INFORMATION TECHNOLOGY (17.1%)
Advanced Micro Devices, Inc. *                                  94,744     2,899
Apple Computer, Inc. *                                          40,483     2,910
BMC Software, Inc. *                                           138,003     2,828
Citrix Systems, Inc. *                                          99,984     2,878
Comverse Technology, Inc. *                                     87,021     2,314
Convergys Corp. *                                              129,835     2,058
Corning, Inc. *                                                145,354     2,858
Electronic Data Systems Corp.                                  118,986     2,860
Freescale Semiconductor, Inc., Cl B *                          114,104     2,872
National Semiconductor Corp.                                   110,487     2,870
Novell, Inc. *                                                 282,663     2,496
NVIDIA Corp. *                                                  77,610     2,837
Siebel Systems, Inc.                                           273,915     2,898
Tellabs, Inc. *                                                265,128     2,890
Yahoo!, Inc. *                                                  73,118     2,865
                                                                         -------
                                                                          41,333
                                                                         -------
MATERIALS (1.6%)
Eastman Chemical Co.                                            50,853     2,623
Rohm & Haas Co.                                                 26,682     1,292
                                                                         -------
                                                                           3,915
                                                                         -------
SOFTWARE (1.2%)
Adobe Systems, Inc.                                             78,346     2,896
                                                                         -------
TOTAL COMMON STOCKS (COST $229,578)                                      237,553
                                                                         -------

REPURCHASE AGREEMENT (1.3%)
Merrill Lynch & Co., Inc., 4.105%, dated 12/30/05, to be
repurchased on 01/03/05, repurchase price $3,042,333
(collateralized by U.S. Government Agencies, 6.255%,
09/13/13; total market value $3,105,489)                    3,040,946      3,041
                                                                        --------
TOTAL REPURCHASE AGREEMENT (COST $3,041)                                   3,041
                                                                        --------
TOTAL INVESTMENTS (COST $232,619) (A) - 99.8%                            240,594
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                 430
                                                                        --------
NET ASSETS - 100.0%                                                     $241,024
                                                                        ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $232,168 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 9,979
Unrealized Depreciation..................    (1,553)
                                            -------
Unrealized Appreciation (Depreciation)...   $ 8,426
                                            =======

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
BALANCED FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COLLATERIZED MORTGAGE OBLIGATIONS (0.2%)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser 2005 CD1, Cl A4,
5.225%, 07/15/44 (e)                                          $   345    $   349
                                                                         -------
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS (COST $347)                          349
                                                                         -------
COMMON STOCKS (57.8%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc. *                                     24,500      1,065
Bed Bath & Beyond, Inc. *                                      34,500      1,247
Harley-Davidson, Inc. (b)                                      42,700      2,199
Home Depot, Inc. (The) (b)                                     53,000      2,145
Kohl's Corp. *                                                 15,000        729
Lowe's Cos., Inc.                                              40,300      2,686
Marriott International, Inc., Cl A                             11,600        777
NIKE, Inc., Cl B (b)                                           12,800      1,111
Omnicom Group, Inc.                                            13,300      1,132
Time Warner, Inc.                                              45,200        788
Univision Communications, Inc., Cl A *                         17,100        503
Walt Disney Co. (The)                                          27,900        669
                                                                         -------
                                                                          15,051
                                                                         -------
CONSUMER STAPLES (3.4%)
Colgate-Palmolive Co.                                          22,600      1,240
Estee Lauder Cos., Inc. (The), Cl A (b)                        30,800      1,031
Wal-Mart Stores, Inc.                                          57,000      2,667
Walgreen Co.                                                   23,400      1,036
                                                                         -------
                                                                           5,974
                                                                         -------
ENERGY (2.5%)
Anadarko Petroleum Corp.                                       10,500        995
Exxon Mobil Corp.                                              58,200      3,269
                                                                         -------
                                                                           4,264
                                                                         -------
FINANCIALS (9.1%)
American Express Co.                                           47,000      2,419
American International Group, Inc.                             12,300        839
Chubb Corp. (The)                                              14,700      1,435
Goldman Sachs Group, Inc. (The)                                10,200      1,303
JPMorgan Chase & Co.                                           64,000      2,539
MGIC Investment Corp.                                          31,400      2,067
SLM Corp. (b)                                                  29,800      1,642
Washington Mutual, Inc.                                        38,100      1,657
Wells Fargo & Co.                                              30,600      1,923
                                                                         -------
                                                                          15,824
                                                                         -------
HEALTH CARE (7.2%)
Amgen, Inc. *                                                  24,100      1,901
Baxter International, Inc.                                     79,100      2,978

Becton, Dickinson & Co.                                         47,900     2,878
Health Management Associates, Inc., Cl A                        54,300     1,192
Johnson & Johnson                                               17,200     1,034
Quest Diagnostics, Inc. (b)                                     25,200     1,297
Schering-Plough Corp.                                           25,200       525
Tenet Healthcare Corp. *                                        90,700       695
                                                                         -------
                                                                          12,500
                                                                         -------
INDUSTRIALS (11.2%)
3M Co.                                                          14,300     1,108
Cintas Corp.                                                    20,600       848
Danaher Corp.                                                   32,400     1,807
Emerson Electric Co.                                            23,300     1,741
Fastenal Co. (b)                                                49,100     1,924
General Electric Co.                                            74,400     2,608
Honeywell International, Inc.                                   80,800     3,011
Illinois Tool Works, Inc.                                       11,900     1,047
Lockheed Martin Corp.                                           13,000       827
Raytheon Co.                                                    46,200     1,855
Union Pacific Corp.                                              8,500       684
United Parcel Service, Inc., Cl B                               25,500     1,916
                                                                         -------
                                                                          19,376
                                                                         -------
INFORMATION TECHNOLOGY (13.9%)
Affiliated Computer Services, Inc., Cl A * (b)                  23,700     1,403
Automatic Data Processing, Inc.                                 43,600     2,001
CDW Corp.                                                       16,200       933
CheckFree Corp. * (b)                                           80,100     3,677
Cisco Systems, Inc. *                                           47,000       805
Electronic Data Systems Corp.                                   36,500       877
EMC Corp. *                                                     44,500       606
First Data Corp.                                                33,000     1,419
Maxim Integrated Products, Inc.                                 46,000     1,667
Microsoft Corp.                                                127,000     3,321
Nokia Corp. ADR                                                136,700     2,502
Oracle Corp. *                                                  63,000       769
Paychex, Inc.                                                   60,500     2,306
Texas Instruments, Inc.                                         15,600       500
VeriSign, Inc. *                                                62,300     1,366
                                                                         -------
                                                                          24,152
                                                                         -------
MATERIALS (0.8%)
Rohm & Haas Co.                                                 29,500     1,428
                                                                         -------
TELECOMMUNICATION SERVICES (1.0%)
AT&T, Inc.                                                      69,800     1,709
                                                                         -------
TOTAL COMMON STOCKS (COST $89,869)                                       100,278
                                                                         -------
CORPORATE BONDS (8.2%)
AEROSPACE & DEFENSE (0.2%)
United Technologies Corp., 4.875%, 05/01/15                        380       376
                                                                         -------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%, 03/01/17 (b)                       220       205
                                                                         -------
BANKS (0.4%)
Bank of America Corp., 7.400%, 01/15/11                            625       688
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (2.7%)
CIT Group, Inc., 5.125%, 09/30/14                                  390       384

Citigroup, Inc., 5.125%, 05/05/14                                    185     185
Citigroup, Inc., 5.850%, 12/11/34                                    180     187
ERAC USA Finance Co., 5.600%, 05/01/15 (d)                           165     164
Fund American Cos., Inc., 5.875%, 05/15/13                           685     691
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13 (b)                565     548
HSBC Holdings PLC, 7.625%, 05/17/32                                  215     268
John Deere Capital Corp., 3.900%, 01/15/08                           100      98
JPMorgan Chase & Co., 6.625%, 03/15/12                               630     679
Lazard Group LLC, 7.125%, 05/15/15                                   980   1,030
Morgan Stanley, 5.300%, 03/01/13                                     705     707
                                                                           -----
                                                                           4,941
                                                                           -----
ELECTRIC (0.6%)
Exelon Corp., 5.625%, 06/15/35                                       605     570
Pacific Gas & Electric Co., 6.050%, 03/01/34                         400     414
                                                                           -----
                                                                             984
                                                                           -----
ENERGY (0.1%)
Valero Energy Corp., 7.500%, 04/15/32                                190     231
                                                                           -----
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%, 10/15/10                               270     246
                                                                           -----
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                       90      90
                                                                           -----
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12               200     214
                                                                           -----
MEDIA (0.4%)
Cox Communications, Inc., 4.625%, 06/01/13                           185     172
News America Holdings, Inc., 9.250%, 02/01/13                        175     213
News America, Inc., 6.200%, 12/15/34                                 105     104
Time Warner, Inc., 7.625%, 04/15/31                                  220     245
                                                                           -----
                                                                             734
                                                                           -----
MINING (0.3%)
Alcan, Inc., 5.750%, 06/01/35                                        195     190
Codelco, Inc., 5.500%, 10/15/13 (d)                                  260     266
                                                                           -----
                                                                             456
                                                                           -----
MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%, 02/01/13                             1,005   1,004
                                                                           -----
OIL & GAS (0.4%)
Devon Financing Corp. ULC, 7.875%, 09/30/31                          265     337
Enterprise Products Operating LP, Ser B, 6.875%, 03/01/33            175     185
Motiva Enterprises LLC, 5.200%, 09/15/12 (d)                         145     146
                                                                           -----

                                                                             668
                                                                          ------
PIPELINES (0.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13         275      314
K N Capital Trust III, 7.630%, 04/15/28                             350      388
K N Energy, Inc., 7.250%, 03/01/28                                   85       95
                                                                          ------
                                                                             797
                                                                          ------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                           110      112
                                                                          ------
RETAIL (0.6%)
Federated Department Stores, Inc., 6.900%, 04/01/29                  85       92
Woolworths Ltd., 5.550%, 11/15/15 (d)                               890      901
                                                                          ------
                                                                             993
                                                                          ------
TELECOMMUNICATIONS (0.8%)
BellSouth Corp., 6.550%, 06/15/34                                   330      352
SBC Communications, Inc., 6.450%, 06/15/34                          485      505
Telecom Italia SpA, 5.250%, 10/01/15                                500      486
                                                                          ------
                                                                           1,343
                                                                          ------
TRANSPORTATION (0.1%)
BNSF Funding Trust I, 6.613%, 12/15/55, Callable 01/15/26 @100      145      151
                                                                          ------
TOTAL CORPORATE BONDS (COST $14,174)                                      14,233
                                                                          ------
U.S. TREASURY OBLIGATIONS (30.7%)
U.S. TREASURY BONDS (3.8%)
6.250%, 08/15/23 (b)                                              2,765    3,302
6.125%, 11/15/27                                                  1,110    1,339
5.375%, 02/15/31 (b)                                              1,745    1,960
                                                                          ------
                                                                           6,601
                                                                          ------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (2.0%)
1.625%, 01/15/15                                                  3,530    3,548
                                                                          ------
U.S. TREASURY NOTES (24.9%)
1.875%, 01/31/06                                                  2,075    2,072
3.125%, 05/15/07 (b)                                              2,945    2,894
4.250%, 11/30/07 (b)                                              6,515    6,496
5.625%, 05/15/08 (b)                                              8,455    8,686
4.375%, 11/15/08 (b)                                                380      380
3.375%, 12/15/08 (b)                                              2,780    2,703
6.000%, 08/15/09 (b)                                              4,605    4,853
4.250%, 10/15/10 (b)                                              3,905    3,885
4.500%, 11/15/10 (b)                                              5,905    5,937
4.250%, 08/15/13 (b)                                              3,705    3,672
4.500%, 11/15/15 (b)                                              1,625    1,638
                                                                          ------
                                                                          43,216
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $53,380)                            53,365
                                                                          ------
YANKEE BONDS (0.2%)
TELECOMMUNICATIONS (0.2%)
Verizon Global Funding Corp., 7.750%, 12/01/30                      360      428
                                                                          ------
TOTAL YANKEE BONDS (COST $436)                                               428
                                                                          ------

SHORT-TERM INVESTMENT (32.0%)
CSFB Enhanced Liquidity Portfolio (c)                     55,503,635     55,503
                                                                       --------
TOTAL SHORT-TERM INVESTMENT (COST $55,504)                               55,503
                                                                       --------
REPURCHASE AGREEMENT (2.6%)
Deutsche Bank AG, 3.305%, dated 12/30/05, to be
repurchased on 01/03/06, repurchase price $4,482,350
(collateralized by U.S Treasury Obligations, 2.5000%,
due 10/31/06; total market value $4,570,638)                   4,481      4,481
                                                                       --------
TOTAL REPURCHASE AGREEMENT (COST $4,481)                                  4,481
                                                                       --------
TOTAL INVESTMENTS (COST $218,191) (A) - 131.7%                          228,637
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.7)%                         (55,040)
                                                                       --------
NET ASSETS - 100.0%                                                    $173,597
                                                                       ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $218,753 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................    $13,590
Unrealized Depreciation..................     (3,705)
                                             -------
Unrealized Appreciation (Depreciation)...    $ 9,885
                                             =======

(b) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $53,769.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

ADR - American Depository Receipt
Cl - Class
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION AGGRESSIVE GROWTH FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES     VALUE
                                                            ---------   -------
EQUITY FUNDS (96.3%)
STI Classic Aggressive Growth Stock Fund, I Shares (b)        340,649   $ 3,904
STI Classic Capital Appreciation Fund, I Shares (b)         1,093,357    13,448
STI Classic Emerging Growth Stock Fund, I Shares * (b)         49,610       564
STI Classic International Equity Index Fund, I Shares (b)     589,087     8,483
STI Classic Large Cap Relative Value Fund, I Shares (b)       748,655    12,345
STI Classic Large Cap Value Equity Fund, I Shares (b)         348,405     4,484
STI Classic Mid-Cap Equity Fund, I Shares (b)                 261,307     3,371
STI Classic Mid-Cap Value Equity Fund, I Shares (b)           139,264     1,686
STI Classic Small Cap Growth Stock Fund, I Shares * (b)        53,443     1,121
STI Classic Small Cap Value Equity Fund, I Shares (b)          30,664       563
STI Classic Strategic Quantitative Equity Fund,
I Shares * (b)                                                342,837     4,477
                                                                        -------
TOTAL EQUITY FUNDS (COST $46,623)                                        54,446
                                                                        -------
MONEY MARKET FUNDS (3.7%)
STI Classic Prime Quality Money Market Fund, I Shares (b)   2,077,649     2,078
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $2,078)                                    2,078
                                                                        -------
TOTAL INVESTMENTS (COST $48,701) (A) - 100.0%                            56,524
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                (11)
                                                                        -------
NET ASSETS   -   100.0%                                                 $56,513
                                                                        =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $48,701 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $6,452
Unrealized Depreciation..................     (169)
                                            ------
Unrealized Appreciation (Depreciation)...   $6,283
                                            ======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION CONSERVATIVE FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES    VALUE
                                                                 -------   ------
EQUITY FUNDS (24.9%)
STI Classic Aggressive Growth Stock Fund, I Shares (b)            12,429   $  142
STI Classic Capital Appreciation Fund, I Shares (b)               38,784      477
STI Classic International Equity Index Fund, I Shares (b)         40,118      578
STI Classic Large Cap Relative Value Fund, I Shares (b)           26,074      430
STI Classic Large Cap Value Equity Fund, I Shares (b)             11,123      143
STI Classic Mid-Cap Equity Fund, I Shares (b)                     11,122      143
STI Classic Mid-Cap Value Equity Fund, I Shares (b)                7,904       96
STI Classic Small Cap Growth Stock Fund, I Shares * (b)            4,549       95
STI Classic Small Cap Value Equity Fund, I Shares (b)              5,220       96
STI Classic Strategic Quantitative Equity Fund, I Shares * (b)    14,593      191
                                                                           ------
TOTAL EQUITY FUNDS (COST $2,069)                                            2,391
                                                                           ------
FIXED INCOME FUNDS (68.9%)
STI Classic Core Bond Fund, I shares                             649,135    6,518
STI Classic High Income Fund, I Shares                            13,806       96
                                                                           ------
TOTAL FIXED INCOME FUNDS (COST $6,719)                                      6,614
                                                                           ------
MONEY MARKET FUNDS (6.0%)
STI Classic Prime Quality Money
Market Fund, I Shares                                            581,411      581
                                                                           ------
TOTAL MONEY MARKET FUNDS (COST $581)                                          581
                                                                           ------
TOTAL INVESTMENTS (COST $9,369)(A) - 99.8%                                  9,586
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                   22
                                                                           ------
NET ASSETS - 100.0%                                                        $9,608
                                                                           ======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $9,368 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 329
Unrealized Depreciation..................    (111)
                                            -----
Unrealized Appreciation (Depreciation)...   $ 218
                                            =====

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION GROWTH AND INCOME FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES      VALUE
                                                           ---------   --------
EQUITY FUNDS (73.7%)
STI Classic Aggressive Growth Stock
Fund, I Shares (b)                                           534,871   $  6,130
STI Classic Capital Appreciation Fund,
I Shares (b)                                               1,725,597     21,224
STI Classic Emerging Growth Stock
Fund, I Shares * (b)                                          80,702        918
STI Classic International Equity Index
Fund, I Shares (b)                                           928,515     13,371
STI Classic Large Cap Relative Value
Fund, I Shares (b)                                         1,177,195     19,412
STI Classic Large Cap Value Equity
Fund, I Shares (b)                                           549,176      7,068
STI Classic Mid-Cap Equity Fund, I
Shares (b)                                                   406,832      5,248
STI Classic Mid-Cap Value Equity
Fund, I Shares (b)                                           217,754      2,637
STI Classic Small Cap Growth Stock
Fund, I Shares * (b)                                          81,263      1,704
STI Classic Small Cap Value Equity
Fund, I Shares (b)                                            50,030        919
STI Classic Strategic Quantitative
Equity Fund, I Shares * (b)                                  540,142      7,054
                                                                       --------
TOTAL EQUITY FUNDS (COST $71,703)                                        85,685
                                                                       --------
FIXED INCOME FUNDS (20.9%)
STI Classic Core Bond Fund, I shares (b)                   2,298,652     23,078
STI Classic High Income Fund, I Shares (b)                   166,217      1,157
                                                                       --------
TOTAL FIXED INCOME FUNDS (COST $24,563)                                  24,235
                                                                       --------
MONEY MARKET FUNDS (5.4%)
STI Classic Prime Quality Money                            6,301,288      6,301
                                                                       --------
Market Fund, I Shares (b)
TOTAL MONEY MARKET FUNDS (COST $6,301)                                    6,301
                                                                       --------
TOTAL INVESTMENTS (COST $102,567) (A) - 100.0%                          116,221
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                 (1)
                                                                       --------
NET ASSETS - 100.0%                                                    $116,220
                                                                       ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $103,803 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $12,714
Unrealized Depreciation..................      (483)
                                            -------
Unrealized Appreciation (Depreciation)...   $12,231
                                            =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES      VALUE
                                                            ---------   --------
EQUITY FUNDS (54.8%)
STI Classic Aggressive Growth Stock                           569,469   $  6,526
Fund, I Shares (b)
STI Classic Capital Appreciation Fund, I Shares (b)         1,825,304     22,451
STI Classic International Equity Index
Fund, I Shares (b)                                            974,721     14,036
STI Classic Large Cap Relative Value Fund, I Shares (b)     1,244,551     20,523
STI Classic Large Cap Value Equity Fund, I Shares (b)         573,657      7,383
STI Classic Mid-Cap Equity Fund, I Shares (b)                 445,835      5,751
STI Classic Mid-Cap Value Equity Fund, I Shares (b)           230,760      2,795
STI Classic Small Cap Growth Stock Fund, I Shares * (b)        85,897      1,801
STI Classic Small Cap Value Equity Fund, I Shares (b)          89,393      1,641
STI Classic Strategic Quantitative                            564,315      7,370
                                                                        --------
Equity Fund, I Shares * (b)
TOTAL EQUITY FUNDS (COST $74,780)                                         90,277
                                                                        --------
FIXED INCOME FUNDS (40.1%)
STI Classic Core Bond Fund, I shares (b)                    6,409,980     64,356
STI Classic High Income Fund, I Shares (b)                    237,746      1,655
                                                                        --------
TOTAL FIXED INCOME FUNDS (COST $66,966)                                   66,011
                                                                        --------
MONEY MARKET FUNDS (5.0%)
STI Classic Prime Quality Money
Market Fund, I Shares (b)                                   8,302,120      8,302
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $8,302)                                     8,302
                                                                        --------
TOTAL INVESTMENTS (COST $150,048) (A) - 99.9%                            164,590
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                 225
                                                                        --------
NET ASSETS - 100.0%                                                     $164,815
                                                                        ========

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $152,981 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $12,295
Unrealized Depreciation..................      (926)
                                            -------
Unrealized Appreciation (Depreciation)...   $11,369
                                            =======

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2015 FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES   VALUE
                                                                 ------   -----
EQUITY FUNDS (74.3%)
STI Classic Aggressive Growth Stock Fund, I Shares (b)              845    $ 10
STI Classic Capital Appreciation Fund, I Shares (b)               2,731      35
STI Classic Emerging Growth Stock Fund, I Shares * (b)              128       1
STI Classic International Equity Index  Fund, I Shares (b)        1,488      21
STI Classic Large Cap Relative Value Fund, I Shares (b)           1,868      32
STI Classic Large Cap Value Equity Fund, I Shares (b)               876      11
STI Classic Mid-Cap Equity Fund, I Shares (b)                       652       8
STI Classic Mid-Cap Value Equity Fund, I Shares (b)                 345       4
STI Classic Small Cap Growth Stock Fund, I Shares * (b)             130       3
STI Classic Strategic Quantitative Equity Fund, I Shares * (b)      860      11
                                                                           ----
TOTAL EQUITY FUNDS (COST $133)                                              136
                                                                           ----
FIXED INCOME FUNDS (21.9%)
STI Classic Core Bond Fund, I shares (b)                          3,844      38
STI Classic High Income Fund, I Shares (b)                          264       2
                                                                           ----
TOTAL FIXED INCOME FUNDS (COST $40)                                          40
                                                                           ----
MONEY MARKET FUNDS (3.3%)
STI Classic Prime Quality Money                                   5,852       6
                                                                           ----
Market Fund, I Shares (b)
TOTAL MONEY MARKET FUNDS (COST $6)                                            6
                                                                           ----
EXCHANGE TRADED FUNDS (0.5%)
iShares Russell 2000 Value Index Fund                                22       1
                                                                           ----
TOTAL EXCHANGE TRADED FUNDS (COST $1)                                         1
                                                                           ----
TOTAL INVESTMENTS (COST $180) (A) - 100.0%                                  183
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                  0
                                                                           ----
NET ASSETS - 100.0%                                                        $183
                                                                           ====

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $180 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 4
Unrealized Depreciation..................    (1)
                                            ---
Unrealized Appreciation (Depreciation)...   $ 3
                                            ===

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2025 FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES   VALUE
                                                                  ------   -----
EQUITY FUNDS (91.8%)
STI Classic Aggressive Growth Stock Fund, I Shares (b)               709    $  8
STI Classic Capital Appreciation Fund, I Shares (b)                2,280      28
STI Classic Emerging Growth Stock Fund, I Shares * (b)               108       1
STI Classic International Equity Index Fund, I Shares (b)          1,224      18
STI Classic Large Cap Relative Value Fund, I Shares (b)            1,555      26
STI Classic Large Cap Value Equity Fund, I Shares (b)                729       9
STI Classic Mid-Cap Equity Fund, I Shares (b)                        550       7
STI Classic Mid-Cap Value Equity Fund, I Shares (b)                  294       4
STI Classic Small Cap Growth Stock Fund, I Shares * (b)              110       2
STI Classic Strategic Quantitative Equity Fund, I Shares * (b)       718       9
                                                                            ----
TOTAL EQUITY FUNDS (COST $111)                                               112
                                                                            ----
FIXED INCOME FUNDS (4.1%)
STI Classic Core Bond Fund, I shares (b)                             369       4
STI Classic High Income Fund, I Shares (b)                           177       1
                                                                            ----
TOTAL FIXED INCOME FUNDS (COST $5)                                             5
                                                                            ----
MONEY MARKET FUNDS (3.3%)
STI Classic Prime Quality Money Market Fund, I Shares (b)          3,918       4
                                                                            ----
TOTAL MONEY MARKET FUNDS (COST $4)                                             4
                                                                            ----
EXCHANGE TRADED FUNDS (0.8%)
iShares Russell 2000 Value Index Fund                                 18       1
                                                                            ----
TOTAL EXCHANGE TRADED FUNDS (COST $1)                                          1
                                                                            ----
TOTAL INVESTMENTS (COST $121) (A) - 100.0%                                   122
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                   0
                                                                            ----
NET ASSETS - 100.0%                                                         $122
                                                                            ====

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $121 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 2
Unrealized Depreciation..................    (1)
                                            ---
Unrealized Appreciation (Depreciation)...   $ 1
                                            ===

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC EQUITY FUNDS
LIFE VISION TARGET DATE 2035 FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                  SHARES   VALUE
                                                                  ------   -----
EQUITY FUNDS (95.5%)
STI Classic Aggressive Growth Stock Fund, I Shares (b)             1,208    $ 14
STI Classic Capital Appreciation Fund, I Shares (b)                3,880      47
STI Classic Emerging Growth Stock Fund, I Shares * (b)               177       2
STI Classic International Equity Index Fund, I Shares (b)          2,121      31
STI Classic Large Cap Relative Value Fund, I Shares (b)            2,660      44
STI Classic Large Cap Value Equity Fund, I Shares (b)              1,244      16
STI Classic Mid-Cap Equity Fund, I Shares (b)                        936      12
STI Classic Mid-Cap Value Equity Fund, I Shares (b)                  495       6
STI Classic Small Cap Growth Stock Fund, I Shares * (b)              191       4
STI Classic Strategic Quantitative
Equity Fund, I Shares * (b)                                        1,221      16
                                                                            ----
TOTAL EQUITY FUNDS (COST $191)                                               192
                                                                            ----
FIXED INCOME FUNDS (1.0%)
STI Classic Core Bond Fund, I shares (b)                             202       2
                                                                            ----
TOTAL FIXED INCOME FUNDS (COST $2)                                             2
                                                                            ----
MONEY MARKET FUNDS (2.5%)
STI Classic Prime Quality Money Market Fund, I Shares (b)          5,153       5
                                                                            ----
TOTAL MONEY MARKET FUNDS (COST $5)                                             5
                                                                            ----
EXCHANGE TRADED FUNDS (1.0%)
iShares Russell 2000 Value Index Fund                                 30       2
                                                                            ----
TOTAL EXCHANGE TRADED FUNDS (COST $2)                                          2
                                                                            ----
TOTAL INVESTMENTS (COST $200) (A) - 100.0%                                   201
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                   0
                                                                            ----
NET ASSETS - 100.0%                                                         $201
                                                                            ====

----------
* Non-income producing security.

(a) Cost for federal income tax purposes is $200 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 3
Unrealized Depreciation..................    (2)
                                            ---
Unrealized Appreciation (Depreciation)...   $ 1
                                            ===

(b)  Affiliate Investment.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
CORE BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (2.8%)
CREDIT CARD ABS (2.2%)
American Express Credit Account Master
Trust, Ser 2001-1, Cl A, 4.260%,
09/15/08 (b)                                                   $2,040    $ 2,040
BA Master Credit Card Trust, Ser 2001,
Cl A, 4.490%, 06/15/08 (b)                                      1,664      1,665
Bank One Issuance Trust, Ser 2003, Cl
A2, 4.420%, 10/15/08 (b)                                        2,904      2,904
Chase Issuance Trust, Ser 2005-A1, Cl
A1, 4.379%, 12/15/10 (b)                                        2,606      2,606
                                                                         -------
                                                                           9,215
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (0.6%)
SLM Student Loan Trust, Ser 2004-8,
Cl A3, 4.290%, 07/27/15                                         2,582      2,586
                                                                         -------
HOME EQUITY ABS (0.0%)
Cityscape Home Equity Loan Trust, Ser
1996-3, Cl A8, 7.650%, 09/25/25                                    27         28
Delta Funding Home Equity Loan Trust,
Ser 1999-3, Cl A1F, 7.462%, 09/15/29                               10         10
EQCC Home Equity Loan Trust, Ser
1999-3, Cl A7F, 7.448%, 08/25/30                                    7          7
New Century Home Equity Loan Trust,
Ser 1999-NCB, Cl A7, 7.540%,
06/25/29                                                            9          9
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31                                  8          8
                                                                         -------
                                                                              62
                                                                         -------
TOTAL ASSET BACKED SECURITIES (COST $11,872)                              11,863
                                                                         -------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.225%, 07/15/44 (b)                                            1,700      1,718
                                                                         -------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,711)                    1,718
                                                                         -------
CORPORATE BONDS (9.0%)
AEROSPACE/DEFENSE (0.3%)
United Technologies Corp., 4.875%,
05/01/15                                                        1,095      1,084
                                                                         -------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%,
03/01/17                                                          575        537
                                                                         -------
BANKS (0.4%)
Bank of America Corp., 7.400%,
01/15/11                                                        1,440      1,586

BNP US Funding LLC, 7.738%,
12/29/49, Callable 12/05/07 @ 100.00 (b) (d) (e)                    240      251
                                                                          ------
                                                                           1,837
                                                                          ------
COMMERCIAL SERVICES (0.1%)
ERAC USA Finance Co., 5.600%,
05/01/15 (d)                                                        395      393
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
CIT Group, Inc., 5.125%, 09/30/14                                 1,115    1,097
Citigroup, Inc., 5.125%, 05/05/14                                   330      330
Citigroup, Inc., 5.850%, 12/11/34                                   515      536
Fund American Cos., Inc., 5.875%,
05/15/13                                                          1,500    1,514
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                  1,500    1,455
HSBC Holdings PLC, 7.625%,
05/17/32                                                            545      679
John Deere Capital Corp., 3.900%,
01/15/08                                                            370      363
JPMorgan Chase & Co., 6.625%,
03/15/12                                                          1,370    1,476
Lazard Group LLC, 7.125%, 05/15/15                                2,025    2,127
Morgan Stanley, 5.300%, 03/01/13                                  1,855    1,859
                                                                          ------
                                                                          11,436
                                                                          ------
ELECTRIC (0.7%)
Exelon Corp., 5.625%, 06/15/35                                    1,595    1,503
Northern States Power Co., 2.875%,
08/01/06                                                            165      163
Pacific Gas & Electric Co., 6.050%,
03/01/34                                                          1,060    1,097
Public Service Co. of Colorado, Ser 14,
4.375%, 10/01/08                                                    180      178
                                                                          ------
                                                                           2,941
                                                                          ------
ENTERTAINMENT (0.0%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                             80       73
                                                                          ------
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                     290      291
                                                                          ------
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                    480      513
                                                                          ------
MEDIA (0.6%)
Cox Communications, Inc., 4.625%,
06/01/13                                                            720      671
News America Holdings, Inc., 9.250%,
02/01/13                                                            630      765
News America Holdings, Inc., 6.200%,
12/15/34                                                            270      268
Time Warner, Inc., 7.625%, 04/15/31                                 550      613
                                                                          ------
                                                                           2,317
                                                                          ------
MINING (0.2%)
Codelco, Inc., 5.500%, 10/15/13 (d)                                 865      884
                                                                          ------
MISCELLANEOUS MANUFACTURER (0.6%)
General Electric Co., 5.000%,
02/01/13                                                          2,450    2,449
                                                                          ------

OIL & GAS (0.5%)
Devon Financing Corp. ULC, 7.875%,
09/30/31                                                            700      890
Enterprise Products Operating LP, Ser
B, 6.875%, 03/01/33                                                 545      577
Motiva Enterprises LLC, 5.200%,
09/15/12 (d)                                                        240      242
Valero Energy Corp., 7.500%,
04/15/32                                                            475      577
                                                                          ------
                                                                           2,286
                                                                          ------
PIPELINES (0.6%)
Centerpoint Energy Resources Corp., Ser
B, 7.875%, 04/01/13                                                 880    1,007
K N Capital Trust III, 7.630%,
04/15/28                                                            810      897
Kinder Morgan, Inc., 7.250%,
03/01/28                                                            280      313
Panhandle Eastern Pipe Line Co. LLC,
Ser B, 4.800%, 08/15/08                                             345      341
                                                                          ------
                                                                           2,558
                                                                          ------
REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                            365      373
                                                                          ------
RETAIL (0.6%)
Federated Department Stores, Inc.,
6.900%, 04/01/29                                                    300      326
Woolworths Ltd., 5.550%, 11/15/15 (d)                             2,250    2,276
                                                                          ------
                                                                           2,602
                                                                          ------
TELECOMMUNICATIONS (1.1%)
BellSouth Corp., 6.550%, 06/15/34                                   840      895
SBC Communications, Inc., 6.450%,
06/15/34                                                          1,230    1,280
Telecom Italia Capital SA, 5.250%,
10/01/15                                                          1,265    1,229
Verizon Global Funding Corp., 7.750%,
12/01/30                                                            955    1,135
                                                                          ------
                                                                           4,539
                                                                          ------
TRANSPORTATION (0.1%)
BNSF Funding Trust 1, 6.613%,
12/15/55, Callable 01/15/26 @ 100                                   365      380
                                                                          ------
TOTAL CORPORATE BONDS (COST $37,796)                                      37,493
                                                                          ------
U.S. GOVERNMENT AGENCIES (27.0%)
FANNIE MAE (17.7%)
4.500%, 10/01/18                                                    306      298
5.500%, 07/01/19                                                  2,442    2,458
5.000%, 08/01/19                                                    224      221
5.500%, 08/01/19                                                    738      743
5.000%, 09/01/19                                                    152      150
5.500%, 09/01/19                                                  1,168    1,176
5.500%, 09/01/19                                                  3,959    3,987
5.500%, 09/01/19                                                    235      237
5.000%, 10/01/19                                                    255      252
5.000%, 10/01/19                                                    164      162
5.500%, 12/01/19                                                     63       64
5.000%, 03/01/20                                                 12,736   12,601
4.500%, 05/01/20                                                    928      903

6.000%, 04/01/31                                                     28       28
6.500%, 06/01/32                                                     82       84
5.500%, 01/01/33                                                 16,530   16,372
5.500%, 02/01/33                                                    458      453
6.500%, 03/01/33                                                    286      293
5.500%, 06/01/33                                                  2,703    2,677
6.500%, 10/01/33                                                    116      119
6.500%, 10/01/33                                                    115      118
5.000%, 11/01/33                                                  3,574    3,463
6.000%, 11/01/33                                                     68       68
6.000%, 11/01/33                                                     97       98
6.000%, 11/01/33                                                    186      188
6.500%, 11/01/33                                                    122      125
6.500%, 11/01/33                                                    815      837
6.000%, 12/01/33                                                    317      320
6.000%, 12/01/33                                                     70       70
6.000%, 12/01/33                                                     79       80
5.000%, 03/01/34                                                  3,993    3,869
5.000%, 03/01/34                                                  3,049    2,954
6.000%, 03/01/34                                                    105      106
5.000%, 04/01/34                                                  8,066    7,816
6.000%, 04/01/34                                                     95       96
6.000%, 04/01/34                                                    128      129
6.000%, 04/01/34                                                    104      105
6.000%, 05/01/34                                                     88       88
6.000%, 05/01/34                                                    216      218
6.000%, 05/01/34                                                    108      109
4.714%, 07/01/34 (b)                                              2,566    2,536
6.500%, 07/01/34                                                    136      139
6.500%, 07/01/34                                                  1,266    1,299
6.000%, 01/01/35                                                  1,821    1,839
6.500%, 01/01/35                                                  4,203    4,312
                                                                          ------
                                                                          74,260
                                                                          ------
FREDDIE MAC (8.7%)
4.500%, 05/01/18                                                  4,890    4,771
4.500%, 12/01/18                                                  3,356    3,273
8.500%, 03/01/20                                                      1        1
6.000%, 01/01/29                                                     86       87
6.000%, 12/01/31                                                  1,533    1,553
6.500%, 07/01/32                                                    165      169
6.000%, 12/01/32                                                    964      974
6.000%, 04/01/33                                                  1,528    1,543
5.000%, 07/01/33                                                    214      208
6.000%, 10/01/33                                                     33       33
6.000%, 12/01/33                                                    131      132
6.000%, 01/01/34                                                    276      278
6.000%, 01/01/34                                                     73       74
6.000%, 01/01/34                                                     93       94
6.000%, 02/01/34                                                    419      423
6.500%, 05/01/34                                                  2,733    2,801
6.000%, 06/01/34                                                    154      155
6.000%, 07/01/34                                                    136      138
6.000%, 07/01/34                                                  1,050    1,061
6.000%, 08/01/34                                                     30       30
6.000%, 08/01/34                                                    168      170
6.000%, 01/13/35 (c)                                              8,364    8,445
6.000%, 04/01/35                                                  5,953    6,013
4.500%, 08/01/35                                                  4,020    3,782
                                                                          ------
                                                                          36,208
                                                                          ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.6%)
5.500%, 02/15/33                                                  2,445    2,462
                                                                          ------

TOTAL U.S. GOVERNMENT AGENCIES (COST $114,185)                          112,930
                                                                       --------
U.S. TREASURY OBLIGATIONS (59.7%)
U.S. TREASURY BONDS (1.9%)
5.375%, 02/15/31                                               7,110      7,987
                                                                       --------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (4.7%)
1.625%, 01/15/15                                              19,480     19,578
                                                                       --------
U.S. TREASURY NOTES (53.1%)
1.875%, 01/31/06                                              10,555     10,539
3.125%, 05/15/07                                              23,780     23,368
4.250%, 11/30/07                                              11,580     11,546
5.625%, 05/15/08                                              28,900     29,689
4.375%, 11/15/08                                               1,795      1,795
3.375%, 12/15/08                                              25,780     25,070
6.000%, 08/15/09                                              25,880     27,275
4.250%, 10/15/10                                              21,625     21,512
4.500%, 11/15/10                                              13,925     14,000
4.250%, 08/15/13                                              22,310     22,110
4.250%, 11/15/14                                               8,045      7,951
4.500%, 11/15/15                                               5,585      5,631
6.250%, 08/15/23                                              12,980     15,500
6.125%, 11/15/27                                               4,825      5,822
                                                                       --------
                                                                        221,808
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $250,561)                         249,373
                                                                       --------
REPURCHASE AGREEMENTS (4.9%)
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $20,522,213
(collateralized by U.S. Government
Agencies, DN, 04/01/32-04/01/33; total
market value $20,924,025)                                     20,513     20,513
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (COST $20,513)                               20,513
                                                                       --------
TOTAL INVESTMENTS (COST $436,638) (A) - 103.8%                          433,890
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%                          (15,760)
                                                                       --------
NET ASSETS - 100.0%                                                    $418,130
                                                                       ========

----------
(a) Cost for federal income tax purposes is $ 437,276 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $   381
Unrealized Depreciation..................    (3,767)
                                            -------
Unrealized Appreciation (Depreciation)...   $(3,386)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  This security was purchased on a when-issue basis.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

Cl - Class
LLC - Limited Liability Corporation

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
FLORIDA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (97.6%)
FLORIDA (70.4%)
Bay County Water System, RB,
5.000%, 09/01/17, Callable 09/01/15 @
100, LOC: AMBAC                                                 $1,870    $2,020
Bay County Water System, RB,
5.000%, 09/01/18, Callable 09/01/15 @
100, LOC: AMBAC                                                  1,965     2,115
Brevard County School Board, COP,
5.500%, 07/01/17, Callable 07/01/12
@100, LOC: AMBAC                                                 1,860     2,028
Brevard County School Board, COP,
5.500%, 07/01/18, Callable 07/01/12 @
100, LOC: AMBAC                                                  3,015     3,288
Brevard County Utility Authority, RB,
5.250%, 03/01/13, Callable 03/01/12 @
100, LOC: FGIC                                                   1,000     1,086
Brevard County Utility Authority, RB,
5.250%, 03/01/14, Callable 03/01/12 @
100, LOC: FGIC                                                   1,000     1,086
Broward County Parks & Land
Preservation, GO, 5.000%, 01/01/15                               2,500     2,721
Charlotte County Utilities, Ser B, RB,
3.550%, 10/01/21, LOC: FSA (b)                                   4,260     4,260
Collier County Water & Sewer District,
Ser B, RB, 5.500%, 07/01/16, Callable
07/01/13 @ 100, LOC: FSA                                         2,125     2,346
Daytona Beach Utility Systems
Authority, Ser D, RB, 5.250%, 11/15/15,
Callable 11/15/12 @ 100, LOC: FSA                                1,000     1,088
Deerfield Beach Water & Sewer
Authority, Refunding & Improvement
Project, RB, 6.125%, 10/01/06, LOC:
FGIC                                                                30        31
Escambia County Sales Tax Authority,
RB, 5.250%, 10/01/15, Callable 10/01/12
@ 101, LOC: AMBAC                                                2,165     2,367
Florida State Board of Education,
Capital Outlay, Public Education Project,
GO, 9.125%, 06/01/14, ETM                                          950     1,297
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.250%, 06/01/11, Callable
06/01/08 @ 101                                                   1,000     1,052
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.500%, 06/01/15, Callable
06/01/11 @ 101                                                   3,000     3,305

Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser B, GO, 5.375%, 06/01/18, Callable
06/01/12 @ 101                                                     2,130   2,323
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser D, GO, 5.375%, 06/01/15, Callable
06/01/12 @ 100                                                     1,535   1,682
Florida State Board of Education,
Capital Outlay, Public Education Project,
Ser D, GO, 5.625%, 06/01/15, Callable
06/01/10 @ 101                                                     1,235   1,352
Florida State Board of Education,
Capital Outlay, Ser C, GO, 7.100%,
06/01/07, Callable 06/01/06 @ 100, ETM                               190     192
Florida State Board of Education,
Lottery, Ser A, RB, 6.000%, 07/01/12,
Callable 07/01/10 @ 101, LOC: FGIC                                 1,295   1,435
Florida State Board of Education,
Lottery, Ser A, RB, 5.375%, 07/01/15,
Callable 07/01/12 @ 101, LOC: FGIC                                 3,500   3,848
Florida State Boynton Beach, Utility
System Authority, RB, 5.500%,
11/01/16, LOC: FGIC                                                1,310   1,488
Florida State Division of Bond Finance,
Department of Environmental Protection
& Preservation, Ser 2000-A, RB, 5.375%,
07/01/11, Callable 07/01/09 @ 101,
LOC: FGIC                                                          2,130   2,284
Florida State Housing Financing
Authority, Homeowner Mortgage Project,
Ser 7, RB, AMT, 5.200%, 01/01/31,
Callable 07/01/09 @ 100, LOC: FSA                                    290     291
Greater Orlando Aviation Authority,                                1,810   2,012
Airport Facilities, RB, AMT, 5.500%,
10/01/17, LOC: FGIC
Hillsborough County Community
Improvement Tax, RB, 5.000%,
11/01/25, Callable 11/01/13 @ 101,
LOC: AMBAC                                                         2,345   2,473
Hillsborough County Industrial
Development Authority, University
Community Hospital Project, RB,
6.500%, 08/15/19, LOC: MBIA                                          145     177
Jacksonville Electric Authority,
Electrical Systems Project, Ser 3-A, RB,
5.250%, 10/01/13, Callable 10/01/07 @
101                                                                1,000   1,044
Jacksonville Health Facilities Authority,
Charity Obligation Group, Ser C, RB,
5.750%, 08/15/13, Prerefunded 08/15/11
@ 101                                                              3,090   3,357
Jacksonville Sales Tax, RB, 5.500%,
10/01/13, Callable 10/01/11 @ 100,
LOC: AMBAC                                                         1,435   1,574
Jacksonville Sales Tax, RB, 5.500%,
10/01/14, Callable 10/01/11 @ 100,
LOC: AMBAC                                                         1,200   1,312

Jacksonville Sales Tax, RB, 5.500%,
10/01/15, Callable 10/01/11 @ 100,
LOC: AMBAC                                                         1,550   1,696
JEA Electric System, Ser-3-A, RB,
5.500%, 10/01/41, Prerefunded 10/01/07
@ 100                                                              4,500   4,672
JEA St. Johns River Power Park, Issue
2, Ser-21, RB, 5.000%, 10/01/13                                    1,900   2,058
JEA Water & Sewer Systems, Second
Crossover, RB, 5.000%, 10/01/24,
Callable 10/01/14 @ 100, LOC: MBIA                                 2,000   2,112
Kissimmee Utility Authority, Electric
System, Refunding & Improvement, RB,
3.050%, 10/01/18, LOC: FSA (b)                                     3,625   3,625
Lee County Industrial Development
Authority, Bonita Springs Utilities
Project, RB, AMT, 5.750%, 11/01/10,
Callable 11/01/06 @ 101, LOC: MBIA                                 1,480   1,519
Lee County Memorial Health Systems
Hospital, Ser A, RB, 5.750%, 04/01/15,
Callable 04/01/12 @ 100, LOC: FSA                                  1,000   1,113
Lee County Transportation Facility
Authority, Ser A, RB, 5.500%, 10/01/13,
Callable 10/01/11 @ 100, LOC:
AMBAC                                                              2,000   2,193
Lee County Transportation Facility
Authority, Ser A, RB, 5.000%, 10/01/27,
Callable 10/01/14 @ 100, LOC:
AMBAC                                                              6,000   6,312
Manatee County Improvement Project,
RB, 5.000%, 10/01/23, Callable 10/01/14
@ 100, LOC: FGIC                                                   2,095   2,217
Miami Parking Facilities Authority, RB,
5.250%, 10/01/15, LOC: MBIA                                        1,000   1,104
Ocala Capital Improvements, RB,
5.375%, 10/01/17, Callable 10/01/13 @
100, LOC: AMBAC                                                    1,610   1,769
Ocala Capital Improvements, RB,
5.375%, 10/01/18, Callable 10/01/13 @
100, LOC: AMBAC                                                    1,700   1,865
Orange County Health Facilities
Authority, Ser C, RB, 6.250%, 10/01/16,
LOC: MBIA                                                          4,855   5,741
Orange County School Board, Ser A,
COP, 5.500%, 08/01/18, Callable
08/01/12 @ 100, LOC: MBIA                                          2,335   2,549
Orange County Tourist Development
Tax, RB, 5.500%, 10/01/11, Callable
10/1/09 @ 100, LOC: AMBAC                                          3,030   3,258
Orlando & Orange County Expressway
Authority, Ser C-2, RB, 3.330%,
07/01/25 (b)                                                       5,000   5,000
Osceola County Tourist Development
Tax Authority, Ser A, RB, 5.500%,
10/01/15, Callable 10/01/12 @ 100,
LOC: FGIC                                                          1,000   1,104
Palm Beach County Criminal Justice
Facility, RB, 5.000%, 06/01/15                                     1,865   2,034
Palm Beach County Land Acquisition
Program, Ser A, GO, 5.375%, 06/01/13,
Callable 06/01/11 @ 100                                            2,260   2,451

Palm Beach County Land Acquisition
Program, Ser A, GO, 5.375%, 06/01/14,
Callable 06/01/11 @ 100                                          1,050     1,141
Palm Beach County Land Acquisition
Program, Ser A, GO, 5.500%, 06/01/16,
Callable 06/01/11 @ 100                                          1,200     1,306
Palm Beach County School Board
Authority, Ser C, COP, 5.500%,
08/01/14, Callable 08/01/12 @ 100,
LOC: FSA                                                         2,735     3,024
Pensacola Airport Authority, Ser A, RB,
AMT, 6.250%, 10/01/09,
LOC: AMBAC                                                         505       548
Pensacola Airport Authority, Ser A, RB,
AMT, 6.000%, 10/01/12, Callable
10/01/08 @ 102, LOC: MBIA                                        1,075     1,153
Plant City Utility Systems Authority,
Refunding & Improvements Project, RB,
6.000%, 10/01/15, LOC: MBIA                                        400       459
Polk County School District Sales Tax
Authority, RB, 5.250%, 10/01/15,
Callable 10/01/14 @ 100, LOC: FSA                                2,000     2,205
Polk County Utility Systems Authority,
RB, 6.000%, 10/01/08, LOC: FGIC                                  1,430     1,490
Port Orange Water & Sewer Authority,
RB, 5.000%, 10/01/16, Callable 10/01/12
@ 101, LOC: AMBAC                                                1,095     1,175
Tampa Guaranteed Entitlement
Authority, RB, 6.000%, 10/01/18,
LOC: AMBAC                                                         500       571
Tampa Sales Tax Authority, Ser A, RB,
5.375%, 10/01/14, Callable 10/01/11 @
101, LOC: AMBAC                                                  1,640     1,798
                                                                         -------
                                                                         126,196
                                                                         -------
PUERTO RICO (27.2%)
Puerto Rico Commonwealth
Government Development Bank, RB,
3.400%, 12/01/15, LOC: MBIA (b)                                  2,000     2,000
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%,
07/01/15, Callable 07/01/13 @ 100,
LOC: FGIC                                                        5,860     6,428
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser G, RB,
5.250%, 07/01/15, Callable 07/01/13 @
100, LOC: FGIC                                                   3,000     3,291
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser I, RB,
5.000%, 07/01/23, Callable 07/01/14 @
100, LOC: FGIC                                                   3,000     3,175
Puerto Rico Commonwealth
Infrastructure Financing Authority, Special
Tax, Ser C, RB, 5.500%, 07/01/15,
LOC: AMBAC                                                       1,000     1,132
Puerto Rico Commonwealth
Infrastructure Financing Authority, Special
Tax, Ser C, RB, 5.500%, 07/01/17,
LOC: AMBAC                                                      12,450    14,195

Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/14, Callable 08/01/12 @ 100,
LOC: FSA                                                        6,965      7,593

Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/16, Callable 08/01/12 @ 100,
LOC: FSA                                                        1,020      1,101

Puerto Rico Electric Power Authority,
Ser KK, RB, 5.500%, 07/01/15,
LOC: MBIA                                                       3,885      4,398

Puerto Rico Municipal Finance Agency,
Ser C, GO, 5.000%, 08/01/14,
LOC: FSA                                                        5,000      5,455
                                                                        --------
                                                                          48,768
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $172,324)                                    174,964
                                                                        --------
MONEY MARKETS (1.3%)
SEI Tax Exempt Trust, Institutional                         2,404,542      2,405
                                                                        --------
Tax Free Fund
TOTAL MONEY MARKETS (COST $2,405)                                          2,405
                                                                        --------
TOTAL INVESTMENTS (COST $174,729) (A) - 98.9%                            177,369
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                               1,995
                                                                        --------
NET ASSETS - 100.0%                                                     $179,364
                                                                        ========

----------
(a) Cost for federal income tax purposes is $174,729 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $3,178
Unrealized Depreciation..................     (538)
                                            ------
Unrealized Appreciation (Depreciation)...   $2,640
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation.
LOC - Letter of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
GEORGIA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (96.7%)
GEORGIA (88.8%)
Association County Commissioners of
Georgia Leasing Program, Georgia Public
Purpose Project, COP, 5.250%, 04/01/21,
Callable 04/01/14 @ 102                                         $2,680    $2,925
Athens Housing Authority, Student
Housing Lease Project, RB, 5.250%,
12/01/21, Callable 12/01/12 @ 100,
LOC: AMBAC                                                       1,000     1,068
Atlanta Airport Passenger Facility
Charge, Ser J, RB, 5.000%, 01/01/34,
Callable 01/01/15 @ 100, LOC: FSA                                3,500     3,626
Atlanta Airport Project, Ser A, RB,
AMT, 5.375%, 01/01/19, Callable
07/01/14 @ 100, LOC: FSA                                         5,000     5,389
Atlanta Development Authority Student
Housing, Ser A, 5.000%, 09/01/30,
Callable 09/01/15 @ 100, LOC: XLCA                               2,600     2,707
Atlanta Water & Sewer, RB, 5.250%,
01/01/27, Prerefunded 01/01/07 @ 101,
LOC: FGIC                                                        2,000     2,059
Augusta Water & Sewer Authority, RB,
5.250%, 10/01/34, Callable 10/01/14 @
100, LOC: FSA                                                    1,000     1,073
Barrow County, GO, 4.500%, 10/01/11,
LOC: FGIC                                                        1,255     1,317
Brunswick Water & Sewer, Refunding &
Improvement Project, RB, 6.100%,
10/01/14, LOC: MBIA                                              1,000     1,154
Burke County Development Authority
Pollution Control, Vogtle Project, RB,
3.350%, 10/01/32 (b)                                             1,260     1,260
Burke County Development Authority,
Pollution Control, Vogtle Project, RB,
3.300%, 10/01/32 (b)                                             3,000     3,000
Carroll County Water Authority, Water
& Sewer, RB, 5.250%, 07/01/22,
Callable 07/01/15 @ 100, LOC: FSA                                1,000     1,091
Carrollton Payroll Development
Authority, UWG Campus Center, RB,
5.250%, 08/01/27, Callable 8/01/14 @
100, LOC: MBIA                                                   1,650     1,773
Central Valdosta Development
Authority, Lowndes County Judicial
Project, RB, 5.250%, 06/01/21, Callable
06/01/13 @ 102                                                   1,885     2,045
Clarke County Hospital Authority,
Athens Regional Medical Center Project,
RB, 5.375%, 01/01/07, LOC: MBIA                                  1,425     1,454

Cobb County Development Authority,
Kennesaw State University Project, RB,
5.000%, 07/15/29, Callable 07/15/14 @
100, LOC: MBIA                                                     2,250   2,357
Cobb County Development Authority,
Kennesaw State University Project, Ser A,
RB, 5.000%, 07/15/29, Callable
07/15/14 @ 100, LOC: MBIA                                          2,000   2,095
Cobb-Marietta County Coliseum &
Exhibit Hall Project, RB, 5.500%,
10/01/12, LOC: MBIA                                                  940   1,028
College Park Business & Industrial
Development Authority, Civic Center
Project, RB, 5.500%, 09/01/11,
Prerefunded 09/01/10 @ 102: LOC,
AMBAC                                                              1,690   1,866
Coweta County Development Authority,
Newnan Water, Sewer & Light
Commission, RB, 5.000%, 07/01/25,
Callable 07/01/15 @ 100, LOC: MBIA                                 1,000   1,053
Dalton Utilities, RB, 6.000%, 01/01/08,
LOC: MBIA                                                          3,240   3,407
De Kalb County Water & Sewer, Ser A,
RB, 5.000%, 10/01/35, Callable 10/01/13
@ 100                                                              2,585   2,685
Dekalb County Public Safety & Judicial
Facilities Authority, Public Safety &
Judicial Facility Project, RB, 5.000%,
12/01/29, Callable 01/01/14 @ 101                                  1,000   1,052
Douglasville-Douglas County Water &
Sewer Authority, RB, 5.625%, 06/01/15,
Callable 12/01/15 @ 100, LOC:
AMBAC                                                              1,390   1,534
Douglasville-Douglas County Water &
Sewer Authority, RB, 5.000%, 06/01/28,
Callable 12/01/15 @ 100, LOC: MBIA                                 2,000   2,100
Forsyth County Hospital Authority,
Baptist Health Care System Project, RB,
6.375%, 10/01/28, ETM                                              1,000   1,234
Fulton County Development Authority,
Molecular Science Building Project, RB,
5.250%, 05/01/22, Callable 05/01/14 @
100, LOC: MBIA                                                     2,370   2,568
Fulton County Development Authority,
Molecular Science Building Project, RB,
5.250%, 05/01/27, Callable 05/01/14 @
100, LOC: MBIA                                                     3,375   3,631
Fulton County Water & Sewer, RB,
5.000%, 01/01/24, Callable 01/01/14 @
100, LOC: FGIC                                                     2,000   2,105
Georgia Municipal Electric Authority,
RB, 8.000%, 01/01/15, Callable 02/16/06
@ 100, ETM                                                         1,900   2,438
Georgia State Private College &
Universities Facilities Authority, Mercer
University Project, RB, 6.400%,
11/01/11, LOC: MBIA, ETM                                           1,675   1,855
Gwinnett County Development
Authority, Public Schools Project, COP,
5.250%, 01/01/21, Callable 01/01/14 @
100, LOC: MBIA                                                     2,910   3,141

Gwinnett County Hospital Authority,
Gwinnett Hospital Systems Project, Ser
B, RB, 5.000%, 10/01/24, Callable
10/01/14 @ 100                                                     1,250   1,309
Gwinnett County Public Schools
Project, COP, 5.250%, 01/01/25, Callable
01/01/14 @ 100, LOC: MBIA                                          1,500   1,610
Gwinnett County School District, Ser B,
GO, 6.400%, 02/01/07                                               1,500   1,551
Habersham County School District, GO,
4.500%, 04/01/12, LOC: MBIA                                        1,335   1,403
Henry County Hospital Authority, Henry
Medical Center Project, RB, 5.500%,
07/01/08, Prerefunded 07/01/07 @ 102,
LOC: AMBAC                                                         1,640   1,725
Henry County Water & Sewer, RB,
6.150%, 02/01/20, LOC: AMBAC                                       2,100   2,553
Metropolitan Atlanta Rapid Transit
Authority, Ser E, RB, 7.000%, 07/01/11,
ETM                                                                3,595   4,089
Metropolitan Atlanta Rapid Transit
Authority, Ser N, RB, 6.000%,
07/01/07                                                           2,090   2,171
Milledgeville-Baldwin County
Development Authority, Georgia College
& State University Foundation, RB,
6.000%, 09/01/33, Callable 09/01/14 @
101                                                                2,355   2,553
Municipal Electric Authority of Georgia,
Combustion, Ser A, RB, 5.000%,
11/01/24, Callable 11/01/07 @ 100                                  2,000   2,048
Newnan Hospital Authority, Newnan
Hospital Project, RB, 5.500%, 01/01/16,
Callable 01/01/13 @100, LOC: MBIA                                  2,435   2,660
Newnan Hospital Authority, Newnan
Hospital Project, RB, 5.500%, 01/01/17,
Callable 01/01/13 @ 100, LOC: MBIA                                 2,570   2,803
Oconee County Industrial Development
Authority, OIIT Project, RB, 5.250%,
07/01/23, Callable 07/01/13 @ 100                                  1,295   1,379
Paulding County School District, GO,
6.000%, 02/01/10, LOC: MBIA                                        1,000   1,098
Paulding County School District, Ser A,
GO, 6.625%, 02/01/07                                               1,000   1,035
Paulding County School District, Ser A,
GO, 6.625%, 02/01/08                                                 525     559
Rockdale County Water & Sewer
Authority, RB, 5.000%, 07/01/29,
Callable 07/01/15 @ 100, LOC: FSA                                  2,000   2,107
Savannah Economic Development
Authority, AASU Compass Point LLC
Project, RB,, 5.000%, 07/01/29, Callable
07/01/15 @ 100, LOC: XLCA                                          1,695   1,768
Upper Oconee Basin Water Authority,
RB, 5.000%, 07/01/26, Callable 07/01/15
@ 100, LOC: MBIA                                                   2,000   2,111

Valdosta & Lowndes County Hospital
Authority, South Georgia Medical Center
Project, RB, 5.250%, 10/01/27, Callable
10/01/12 @ 101, LOC: AMBAC                                      1,110      1,180
Vidalia Water & Sewer, RB, 6.000%,
07/01/07, ETM                                                     605        629
Walker, Dade & Catoosa Counties
Hutcheson Medical Project, Ser A, RB,
5.500%, 10/01/08, Callable 10/01/07 @
102, LOC: FSA                                                   1,370      1,444
                                                                        --------
                                                                         107,875
                                                                        --------
GUAM (1.0%)
Guam International Airport Authority,
Ser A, RB, AMT, 5.000%, 10/01/06,
LOC: MBIA                                                       1,250      1,265
                                                                        --------
PUERTO RICO (6.9%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                5,080      5,120
Puerto Rico Commonwealth Public
Buildings Authority, Government
Facilities, Ser I, RB, 5.500%, 07/01/22,
Callable 07/01/14 @ 100                                         3,000      3,226
                                                                        --------
                                                                           8,346
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $113,764)                                    117,486
                                                                        --------
MONEY MARKET FUNDS (1.9%)
Federated Tax-Free Obligations Fund                         2,256,306      2,256
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                                  35,133         35
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $2,291)                                     2,291
                                                                        --------
TOTAL INVESTMENTS (COST $116,055) (A) - 98.6%                            119,777
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                               1,750
                                                                        --------
NET ASSETS - 100.0%                                                     $121,527
                                                                        ========

----------
(a) Cost for federal income tax purposes is $116,055 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $3,806
Unrealized Depreciation..................      (84)
                                            ------
Unrealized Appreciation (Depreciation)...   $3,722
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LLC - Limited Liability Company
LOC - Letter of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

XLCA - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
HIGH INCOME FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
CORPORATE BONDS (93.1%)
ADVERTISING (0.4%)
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                            $  250    $  282
                                                                          ------
AUTO PART & EQUIPMENT (2.6%)
Goodyear Tire & Rubber Co., (The),
9.000%, 07/01/15, Callable 07/01/10 @
104.5 (d)                                                        2,000     1,970
                                                                          ------
BUILDING MATERIALS (3.7%)
Ainsworth Lumber Co. Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 100.63                             1,500     1,350
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19                                       1,500     1,496
                                                                          ------
                                                                           2,846
                                                                          ------
CHEMICALS (2.1%)
Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                               250       285
Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                           100       104
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @
103.75                                                           1,250     1,245
                                                                          ------
                                                                           1,634
                                                                          ------
COMMERCIAL SERVICES (5.0%)
Ashtead Holdings PLC, 8.625%,
08/01/15, Callable 08/01/10 @ 104.31 (d)                         1,000     1,053
Hertz Corp. (The), 8.875%, 01/01/14,
Callable 01/01/10 @ 104.44 (d)                                     220       224
Hertz Corp. (The), 10.500%, 01/01/16,
Callable 01/01/11 @ 105.25 (d) (e)                                 205       211
Nationsrent, Inc., 9.500%, 05/01/15,
Callable 05/01/10 @ 104.75                                       1,000     1,050
Rural/Metro Corp., 9.875%, 03/15/15,
Callable 03/15/10 @ 104.94 (d)                                   1,250     1,275
                                                                          ------
                                                                           3,813
                                                                          ------
COMPUTERS (4.0%)
Activant Solutions Holdings, Inc.,
10.500%, 06/15/11, Callable 06/15/07 @
105.25                                                           1,425     1,560
Sungard Data Systems, Inc., 10.250%,
08/15/15, Callable 08/15/10 @ 105.13 (d)                         1,500     1,500
                                                                          ------
                                                                           3,060
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (3.0%)
CCM Merger, Inc., 8.000%, 08/01/13,
Callable 08/01/09 @ 104 (d) (e)                                     95        91

Galaxy Entertainment Finance Co. Ltd.,
9.875%, 12/15/12, Callable 12/15/09 @
104.94 (d)                                                           100     102
Iansa Overseas, 7.250%, 07/28/12,
Callable 07/28/09 @ 103.63 (d)                                     1,000     970
RMCC Acquisition Co., 9.500%,
11/01/12, Callable 11/01/08 @ 104.75 (d)                           1,150   1,155
                                                                           -----
                                                                           2,318
                                                                           -----
ELECTRIC (9.5%)
AES Dominicana Energia SA, 11.000%,
12/13/15, Callable 12/13/10 @ 105.50 (d)                           1,400   1,400
Aquila, Inc., 14.875%, 07/01/12 (e)                                1,500   2,009
Edison Mission Energy, 10.000%,
08/15/08                                                             500     548
FPL Energy National Wind, 6.125%,
03/25/19 (d)                                                         243     238
Mirant North America LLC, 7.375%,
12/31/13, Callable 12/31/09 @ 103.69 (d)                             335     339
PSEG Energy Holdings LLC, 10.000%,
10/01/09                                                             250     275
Reliant Energy, Inc., 6.750%, 12/15/14,
Callable 12/15/09 @ 103.38                                         1,390   1,213
Sierra Pacific Resources, 7.803%,
06/15/12, Callable 06/15/09 @ 103.90                                 160     169
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                                  750     810
Tenaska Alabama Partners LP, 7.000%,
06/30/21 (d)                                                         199     201
                                                                           -----
                                                                           7,202
                                                                           -----
ENTERTAINMENT (3.0%)
Seneca Gaming Corp., 7.250%,
05/01/12, Callable 05/01/08 @ 103.63 (d)                              90      91
Six Flags, Inc., 9.625%, 06/01/14,
Callable 06/01/09 @ 104.81 (e)                                     2,250   2,188
                                                                           -----
                                                                           2,279
                                                                           -----
FOOD (5.5%)
Pilgrim's Pride Corp., 9.625%,
09/15/11, Callable 09/15/06 @ 104.81                                  85      91
Pinnacle Foods Holding Corp., 8.250%,
12/01/13, Callable 12/01/08 @ 104.12                               2,225   2,118
Stater Bros. Holdings, Inc., 8.125%,
06/15/12, Callable 06/15/08 @ 104.06 (e)                           1,000     990
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                         1,000   1,053
                                                                           -----
                                                                           4,252
                                                                           -----
FOREST PRODUCTS & PAPER (3.2%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06 (e)                             500     486
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                               1,500   1,403
Boise Cascade LLC, 7.025%, 10/15/12,
Callable 10/15/06 @ 101 (b)                                          600     585
                                                                           -----

                                                                           2,474
                                                                           -----
HEALTHCARE - PRODUCTS (5.0%)
Accellent, Inc., 10.500%, 12/01/13,
Callable 12/01/09 @ 105.25 (d)                                       940     964
MQ Associates, Inc., 11.108%,
08/15/12, Callable 08/15/08 @ 109 (c) (e) (g)                      2,425   1,382
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @
105.06                                                             1,450   1,501
                                                                           -----
                                                                           3,847
                                                                           -----
HEALTHCARE - SERVICES (9.5%)
PacifiCare Health Systems, Inc.,
10.750%, 06/01/09, Callable 6/1/06 @
105.38                                                               125     134
Res-Care, Inc., 7.750%, 10/15/13,
Callable 10/15/09 @ 103.88 (d)                                     2,000   2,000
Select Medical Corp., 7.625%,
02/01/15, Callable 02/01/10 @ 103.81                               1,425   1,372
Skilled Healthcare Group, 11.000%,
01/15/14, Callable 01/15/10 @ 105.50 (d)                           1,610   1,626
US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38                                         1,900   2,109
                                                                           -----
                                                                           7,241
                                                                           -----
HOLDING COMPANIES-DIVERSIFIED (2.8%)
Leucadia National Corp., 7.000%,
08/15/13                                                             500     498
Nell AF Sarl, 8.375%, 08/15/15,
Callable 08/15/10 @ 104.19 (d) (e)                                 1,675   1,658
                                                                           -----
                                                                           2,156
                                                                           -----
INSURANCE (1.0%)
AFC Capital Trust I, Ser B, 8.207%,
02/03/27                                                             250     265
Markel Capital Trust I, Ser B, 8.710%,
01/01/46, Callable 01/01/07 @ 104.36                                 500     537
                                                                           -----
                                                                             802
                                                                           -----
LODGING (0.3%)
Mandalay Resort Group, Ser B,
10.250%, 08/01/07                                                    250     267
                                                                           -----
MACHINERY DIVERSIFIED (3.7%)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56 (d)                           1,250   1,275
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                                  1,500   1,598
                                                                           -----
                                                                           2,873
                                                                           -----
MEDIA (10.9%)
Charter Communication Holdings LLC,
11.000%, Callable, 10/1/10 @ 105.5
10/01/15 (d)                                                       1,500   1,260
Dex Media, Inc., 9.540%, 11/15/13,
Callable 11/15/08 @ 104.50 (c) (g)                                   915     727
Houghton Mifflin Co., 10.432%,
10/15/13 (c) (e) (g)                                               2,850   2,236
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31 (d)                           1,800   1,895

LIN Television Corp., Ser B, 6.500%,
05/15/13, Callable 05/15/08 @ 103.25                                 250     240
Mediacom LLC, 9.500%, 01/15/13,
Callable 01/15/06 @ 104.75 (e)                                     2,000   1,952
                                                                           -----
                                                                           8,310
                                                                           -----
MISCELLANEOUS MANUFACTURER (2.3%)
Clarke American Corp., 11.750%,
12/15/13, Callable 12/15/09 @ 105.88 (d)                           1,390   1,390
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                                           350     380
                                                                           -----
                                                                           1,770
                                                                           -----
OIL & GAS (0.4%)
Compagnie Generale de Geophysique
SA, 7.500%, 05/15/15, Callable 05/15/10
@ 103.75                                                             150     155
Compton Petroleum Corp., 7.625%,
12/01/13, Callable 12/01/09 @ 103.81 (d)                             155     159
                                                                           -----
                                                                             314
                                                                           -----
PACKAGING & CONTAINERS (0.7%)
Ball Corp., 6.875%, 12/15/12, Callable
12/15/07 @ 103.44                                                    100     103
Crown Cork & Seal Co., Inc., 7.375%,
12/15/26                                                             500     458
                                                                           -----
                                                                             561
                                                                           -----
PIPELINES (0.1%)
Targa Resources, Inc., 8.500%,
11/01/13, Callable 11/01/09 @ 104.25 (d) (e)                          95      97
                                                                           -----
REAL ESTATE (2.9%)
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @
103.56 (d)                                                           450     450
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                                 413     450
Kimball Hill, Inc., 10.500%, 12/15/12,
Callable 12/15/09 @ 105.25 (d)                                     1,375   1,355
                                                                           -----
                                                                           2,255
                                                                           -----
REITS (0.5%)
Host Marriott Corp., Ser G, 9.250%,
10/01/07                                                             315     333
Ventas Realty LP, 6.500%, 06/01/16,
Callable 06/01/11 @ 103.25 (d)                                        55      55
                                                                           -----
                                                                             388
                                                                           -----
RETAIL (5.4%)
Carrols Corp., 9.000%, 01/15/13,
Callable 01/15/09 @ 104.50 (e)                                     1,735   1,687
Harry & David Holdings, Inc., 9.000%,
03/01/13, Callable 03/01/09 @ 104.50                               1,500   1,504
Rite Aid Corp., 7.500%, 01/15/15,
Callable 01/15/10 @ 103.75                                         1,000     945
                                                                           -----
                                                                           4,136
                                                                           -----
SEMICONDUCTORS (2.3%)
Spansion LLC, 11.250%, 01/15/16,
Callable 01/15/11 @ 105.62 (d) (e)                                 1,835   1,743
                                                                           -----

TELECOMMUNICATIONS (3.3%)
Dobson Communications Corp.,
8.400%, 10/15/12, Callable 10/15/07
@102 (b) (d) (e)                                               1,000        995
PanAmSat Holdings Corp., 9.000%,
08/15/14, Callable 08/15/09 @ 104.50                             250        262
Rogers Wireless, Inc., 7.250%,
12/15/12                                                         185        194
Valor Telecommunications Enterprise
LLC, 7.750%, 02/15/15, Callable
02/15/10 @ 103.88                                              1,000      1,045
                                                                       --------
                                                                          2,496
                                                                       --------
TOTAL CORPORATE BONDS (COST $71,817)                                     71,386
                                                                       --------
PREFERRED STOCK (1.3%)
RETAIL (1.3%)
Rite Aid Corp.                                                50,000      1,025
                                                                       --------
TOTAL PREFERRED STOCK (COST $1,255)                                       1,025
                                                                       --------
SHORT-TERM INVESTMENTS (14.3%)
CSFB Enhanced Liquidity Portfolio (f)                     11,004,211     11,004
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $11,004)                              11,004
                                                                       --------
REPURCHASE AGREEMENTS (4.5%)
Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased
01/03/06, repurchase price $3,469,878
(collateralized by U.S. Government
Agencies, 5.000%, due 10/01/25; total
market value $3,539,330)                                       3,468      3,468
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (COST $3,468)                                 3,468
                                                                       --------
TOTAL INVESTMENTS (COST $87,544) (A) - 113.2%                            86,883
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%                         (10,147)
                                                                       --------
NET ASSETS - 100.0%                                                    $ 76,736
                                                                       ========

----------
(a) Cost for federal income tax purposes is $87,516 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 1,025
Unrealized Depreciation..................    (1,657)
                                            -------
Unrealized Appreciation (Depreciation)...   $  (632)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $10,416.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
HIGH QUALITY BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (2.8%)
AUTOMOBILE ABS (1.7%)
Chase Manhattan Auto Owner Trust, Ser
2003-B, Cl A4, 2.570%, 02/16/10                                  $550     $  536
Daimler Chrysler Auto Trust, Ser
2003-B, Cl A4, 2.860%, 03/09/09                                   405        397
                                                                          ------
                                                                             933
                                                                          ------
CREDIT CARD ABS (1.1%)
Citibank Credit Card Master Trust I, Ser
1998-2, Cl A, 6.050%, 01/15/10                                    550        564
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $1,497)                                1,497
                                                                          ------
CORPORATE BONDS (12.4%)
AEROSPACE/DEFENSE (0.3%)
United Technologies Corp., 4.875%,
05/01/15                                                          165        163
                                                                          ------
BANKS (0.9%)
Bank of America Corp., 7.400%,
01/15/11                                                          440        485
                                                                          ------
BIOTECHNOLOGY (0.6%)
Amgen, Inc., 4.000%, 11/18/09                                     315        305
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (5.4%)
American Express Co., 3.750%,
11/20/07                                                          550        540
Caterpillar Financial Services Corp.,
4.500%, 06/15/09                                                  290        286
CIT Group, Inc., 5.125%, 09/30/14                                 195        192
Citigroup, Inc., 5.125%, 05/05/14                                 310        310
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                  405        393
Household Finance Corp., 6.375%,
11/27/12                                                          380        404
JPMorgan Chase & Co., 6.625%,
03/15/12                                                          395        426
Morgan Stanley, 5.300%, 03/01/13                                  380        381
                                                                          ------
                                                                           2,932
                                                                          ------
ELECTRIC (0.3%)
Consolidated Edison Co. of New York,
Inc., 4.700%, 06/15/09                                            145        144
                                                                          ------
INSURANCE (0.2%)
MetLife, Inc., 5.000%, 06/15/15                                    95         93
                                                                          ------
INVESTMENT COMPANIES (0.4%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                  175        187
                                                                          ------

MISCELLANEOUS MANUFACTURER (2.0%)
General Electric Co., 5.000%,
02/01/13                                                         1,095     1,094
                                                                         -------
RETAIL (0.5%)
Wal-Mart Stores, Inc., 4.550%,
05/01/13                                                           280       273
                                                                         -------
TELECOMMUNICATIONS (1.8%)
BellSouth Corp., 5.200%, 09/15/14                                   80        80
France Telecom SA, 7.750%, 03/01/11                                 95       106
SBC Communications, Inc., 5.100%,
09/15/14                                                           140       137
SBC Communications, Inc., 5.625%,
06/15/16                                                           120       121
Verizon Global Funding Corp., 7.250%,
12/01/10                                                           465       504
                                                                         -------
                                                                             948
                                                                         -------
TOTAL CORPORATE BONDS (COST $6,698)                                        6,624
                                                                         -------
U.S. GOVERNMENT AGENCIES (4.9%)
FANNIE MAE (1.1%)
5.725%, 03/01/12                                                   226       234
6.260%, 05/01/12                                                   309       327
                                                                         -------
                                                                             561
                                                                         -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.8%)
6.362%, 10/16/20 (b)                                               450       461
6.114%, 11/16/21                                                   381       389
4.449%, 03/16/25                                                   354       348
3.760%, 09/16/28                                                   450       435
4.811%, 06/16/45                                                   450       447
                                                                         -------
                                                                           2,080
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $2,649)                               2,641
                                                                         -------
U.S. TREASURY OBLIGATIONS (76.8%)
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (5.1%)
1.625%, 01/15/15                                                 2,730     2,744
                                                                         -------
U.S. TREASURY NOTES (71.7%)
3.125%, 05/15/07                                                 9,720     9,551
5.625%, 05/15/08                                                 2,830     2,907
3.375%, 12/15/08                                                 7,740     7,527
3.125%, 04/15/09                                                   300       289
6.000%, 08/15/09                                                 7,365     7,762
4.250%, 10/15/10                                                 4,880     4,854
4.250%, 08/15/13                                                 5,355     5,307
                                                                         -------
                                                                          38,197
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $41,345)                            40,941
                                                                         -------
MONEY MARKET FUNDS (2.5%)
Federated Prime Value Money Market Fund                      1,358,699     1,359
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $1,359)                                     1,359
                                                                         -------
TOTAL INVESTMENTS (COST $53,548) (A) - 99.4%                              53,062
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                 313
                                                                         -------
NET ASSETS - 100.0%                                                      $53,375
                                                                         =======

----------
(a) Cost for federal income tax purposes is $53,571 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation......................   $  10
Unrealized Depreciation......................    (519)
                                                -----
Unrealized Appreciation (Depreciation).......   $(509)
                                                =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
INTERMEDIATE BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (0.2%)
HOME EQUITY ABS (0.2%)
Cityscape Home Equity Loan Trust, Ser
1996-3, Cl A8, 7.650%, 09/25/25                                  $ 14     $   14
Contimortgage Home Equity Loan
Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27                         84         84
Delta Funding Home Equity Loan Trust,
Ser 1999-3, Cl A1F, 7.462%, 09/15/29                               10         10
EQCC Home Equity Loan Trust, Ser
1999-3, Cl A7F, 7.448%, 08/25/30                                    7          7
New Century Home Equity Loan Trust,
Ser 1999-NCB, Cl A7, 7.540%, 06/25/29                               7          7
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31                                 19         19
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $144)                                    141
                                                                          ------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.225%, 07/15/44 (b)                                              415        419
                                                                          ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $418)                        419
                                                                          ------
CORPORATE BONDS (16.7%)
AEROSPACE/DEFENSE (0.4%)
United Technologies Corp., 4.875%, 05/01/15                       290        287
                                                                          ------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17                          165        154
                                                                          ------
BANKS (1.5%)
Bank of America Corp., 7.400%, 01/15/11                           435        479
BNP US Funding LLC, 7.738%,
12/29/49, Callable 12/05/07 @ 100 (b)(d)(e)                       260        272
Wells Fargo & Co., 5.125%, 02/15/07                               330        331
                                                                          ------
                                                                           1,082
                                                                          ------
COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 5.600%, 05/01/15(d)                         120        120
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (6.6%)
CIT Group, Inc., 5.125%, 09/30/14                                 305        300

Citigroup, Inc., 5.125%, 05/05/14                                    345     345
Fund American Cos., Inc., 5.875%,
05/15/13                                                             410     414
General Electric Capital Corp., 4.250%,
01/15/08                                                             870     860
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                     365     354
Household Finance Corp., 4.125%,
12/15/08                                                             675     659
John Deere Capital Corp., 3.900%,
01/15/08                                                             115     113
JPMorgan Chase & Co., 6.625%,
03/15/12                                                             390     420
Lazard Group LLC, 7.125%, 05/15/15                                   580     609
Morgan Stanley, 5.800%, 04/01/07                                     270     273
Morgan Stanley, 5.300%, 03/01/13                                     535     536
SLM Corp., 5.625%, 04/10/07                                          105     106
                                                                           -----
                                                                           4,989
                                                                           -----
ELECTRIC (1.2%)
Carolina Power & Light, Inc., 5.250%,
12/15/15                                                             365     365
Exelon Corp., 4.900%, 06/15/15                                       465     444
Northern States Power Co., 2.875%,
08/01/06                                                              60      59
                                                                           -----
                                                                             868
                                                                           -----
ENTERTAINMENT (0.0%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                              40      36
                                                                           -----
INSURANCE (0.2%)
MetLife, Inc., 5.000%, 06/15/15                                      150     147
                                                                           -----
INVESTMENT COMPANIES (0.3%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                                     195     209
                                                                           -----
MEDIA (0.6%)
News America Holdings, Inc., 9.250%,
02/01/13                                                             270     328
Time Warner, Inc., 9.125%, 01/15/13                                   95     112
                                                                           -----
                                                                             440
                                                                           -----
MINING (0.3%)
Codelco, Inc., 5.500%, 10/15/13 (d)                                  190     194
                                                                           -----
MISCELLANEOUS MANUFACTURER (0.3%)
General Electric Co., 5.000%,
02/01/13                                                             225     225
                                                                           -----
OIL & GAS (0.9%)
Enterprise Products Operating LP, Ser
B, 5.600%, 10/15/14                                                  300     299
Motiva Enterprises LLC, 5.200%,
09/15/12 (d)                                                         110     111
Valero Energy Corp., 6.875%,
04/15/12                                                             265     289
                                                                           -----
                                                                             699
                                                                           -----
PIPELINES (0.9%)
Centerpoint Energy Resources Corp., Ser
B, 7.875%, 04/01/13                                                  270     309
Kinder Morgan, Inc., 6.500%,
09/01/12                                                             340     360
                                                                           -----

                                                                             669
                                                                          ------
RETAIL (1.0%)
Federated Department Stores, 7.450%, 07/15/17                        70       79
Woolworths Ltd., 5.550%, 11/15/15 (d)                               675      683
                                                                          ------
                                                                             762
                                                                          ------
TELECOMMUNICATIONS (2.1%)
BellSouth Corp., 5.200%, 09/15/14                                   230      229
SBC Communications, Inc., 5.100%, 09/15/14                          235      230
SBC Communications, Inc., 5.625%, 06/15/16                          150      151
Telecom Italia Capital SA, 5.250%, 10/01/15                         380      369
Verizon Global Funding Corp., 7.250%, 12/01/10                      515      558
                                                                          ------
                                                                           1,537
                                                                          ------
TOTAL CORPORATE BONDS (COST $12,529)                                      12,418
                                                                          ------
U.S. GOVERNMENT AGENCIES (0.0%)
FREDDIE MAC (0.0%)
6.500%, 08/01/08                                                     35       36
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $36)                                     36
                                                                          ------
U.S. TREASURY OBLIGATIONS (78.9%)
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (4.7%)
1.625%, 01/15/15                                                  3,470    3,488
                                                                          ------
U.S. TREASURY NOTES (74.2%)
1.875%, 01/31/06                                                     75       75
3.125%, 05/15/07                                                  8,795    8,643
4.250%, 11/30/07                                                  4,345    4,332
5.625%, 05/15/08                                                  9,615    9,877
4.375%, 11/15/08                                                    140      140
3.375%, 12/15/08                                                  6,010    5,844
3.125%, 04/15/09                                                    625      601
6.000%, 08/15/09                                                  7,510    7,915
4.250%, 10/15/10                                                  5,990    5,959
4.500%, 11/15/10                                                  5,295    5,324
4.375%, 08/15/12                                                     50       50
4.250%, 08/15/13                                                  6,295    6,239
4.500%, 11/15/15                                                     45       45
                                                                          ------
                                                                          55,044
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $58,983)                            58,532
                                                                          ------
REPURCHASE AGREEMENTS (6.2%)
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/05,
repurchase price $4,608,598 (collateralized
by U.S. Government Agencies, DN,
04/01/33; total market value
$4,698,729                                                        4,606    4,606
                                                                          ------
TOTAL REPURCHASE AGREEMENTS (COST $4,606)                                  4,606
                                                                          ------
TOTAL INVESTMENTS (COST $76,716) (A) - 102.6%                             76,152

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%                           (1,956)
                                                                        -------
NET ASSETS - 100.0%                                                     $74,196
                                                                        =======

----------
(a) Cost for federal income tax purposes is $76,829 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $   0
Unrealized Depreciation..................    (677)
                                            -----
Unrealized Appreciation (Depreciation)...   $(677)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Step bond.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (0.2%)
CREDIT CARD ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser
2008-A7, Cl A7, 4.150%, 07/07/17                               $1,000    $   945
                                                                         -------
TOTAL ASSET BACKED SECURITIES (COST $908)                                    945
                                                                         -------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
Citigroup/Deutsche Bank Commercial                              2,995      3,026
                                                                         -------
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.225%, 07/15/44 (b)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,015)                    3,026
                                                                         -------
CORPORATE BONDS (17.4%)
AEROSPACE/DEFENSE (0.5%)
United Technologies Corp., 4.875%, 05/01/15                     2,560      2,535
                                                                         -------
AIRLINES (0.3%)
Southwest Airlines Co., 5.125%, 03/01/17 (d)                    1,490      1,391
                                                                         -------
BANKS (0.7%)
Bank of America Corp., 7.400%, 01/15/11                         3,245      3,574
                                                                         -------
COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 5.600%, 05/01/15 (c)                      1,130      1,125
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (5.4%)
CIT Group, Inc., 5.125%, 09/30/14                               2,605      2,563
Citigroup, Inc., 5.125%, 05/05/14                               1,300      1,300
Citigroup, Inc., 5.850%, 12/11/34                               1,145      1,192
Fund American Cos., Inc., 5.875%, 05/15/13                      3,465      3,496
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13               3,770      3,657
HSBC Holdings PLC, 7.625%, 05/17/32                             1,425      1,775
John Deere Capital Corp., 3.900%, 01/15/08                        760        745
JPMorgan Chase & Co., 6.625%, 03/15/12                          4,195      4,521
Lazard Group LLC, 7.125%, 05/15/15                              6,200      6,512
Morgan Stanley, 5.300%, 03/01/13                                4,690      4,699
                                                                         -------
                                                                          30,460
                                                                         -------
ELECTRIC (1.2%)
Exelon Corp., 5.625%, 06/15/35 (d)                              4,055      3,822

Pacific Gas & Electric Co., 6.050%, 03/01/34                       2,640   2,732
                                                                           -----
                                                                           6,554
                                                                           -----
ENTERTAINMENT (0.2%)
GTECH Holdings Corp., 4.750%, 10/15/10                             1,065     971
                                                                           -----
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                      620     622
                                                                           -----
INVESTMENT COMPANIES (0.3%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12             1,490   1,594
                                                                           -----
MEDIA (1.0%)
Cox Communications, Inc., 4.625%, 06/01/13                         1,425   1,328
News America Holdings, Inc., 9.250%, 02/01/13                      1,305   1,585
News America Holdings, Inc., 6.200%, 12/15/34 (d)                    850     844
Time Warner, Inc., 7.625%, 04/15/31                                1,450   1,615
                                                                           -----
                                                                           5,372
                                                                           -----
MINING (0.6%)
Alcan, Inc., 5.750%, 06/01/35                                      1,325   1,290
Codelco, Inc., 5.500%, 10/15/13 (c)                                1,900   1,943
                                                                           -----
                                                                           3,233
                                                                           -----
MISCELLANEOUS MANUFACTURER (1.2%)
General Electric Co., 5.000%, 02/01/13                             6,770   6,766
                                                                           -----
OIL & GAS (1.1%)
Devon Financing Corp. ULC, 7.875%, 09/30/31 (d)                    1,790   2,274
Enterprise Products Operating LP, Ser B, 6.875%, 03/01/33          1,245   1,319
Motiva Enterprises LLC, 5.200%, 09/15/12 (c)                         730     736
Valero Energy Corp., 7.500%, 04/15/32                              1,250   1,519
                                                                           -----
                                                                           5,848
                                                                           -----
PIPELINES (1.0%)
Centerpoint Energy Resources Corp., Ser B, 7.875%, 04/01/13        1,825   2,087
K N Capital Trust III, 7.630%, 04/15/28                            2,220   2,458
Kinder Morgan, Inc., 7.250%, 03/01/28 (d)                            650     728
                                                                           -----
                                                                           5,273
                                                                           -----
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                            595     608
                                                                           -----
RETAIL (1.2%)
Federated Department Stores, Inc., 6.900%, 04/01/29                  610     664
Woolworths Ltd., 5.550%, 11/15/15 (c)                              5,910   5,978
                                                                           -----
                                                                           6,642
                                                                           -----
TELECOMMUNICATIONS (2.1%)
BellSouth Corp., 6.550%, 06/15/34                                  2,205   2,349

SBC Communications, Inc., 6.450%, 06/15/34                        3,230    3,361
Telecom Italia Capital SA, 5.250%, 10/01/15 (d)                   3,305    3,210
Verizon Global Funding Corp., 7.750%, 12/01/30                    2,435    2,894
                                                                          ------
                                                                          11,814
                                                                          ------
TRANSPORTATION (0.2%)
BNSF Funding Trust 1, 6.613%,
12/15/55, Callable 01/15/26 @ 100                                   960      999
                                                                          ------
TOTAL CORPORATE BONDS (COST $95,146)                                      95,381
                                                                          ------
U.S. GOVERNMENT AGENCIES (5.0%)
FANNIE MAE (1.6%)
3.250%, 02/15/09                                                  1,000      958
3.800%, 07/14/10, Callable 02/13/06 @ 100                           500      480
5.125%, 01/02/14                                                    500      501
5.500%, 11/08/16, Callable 11/08/06 @ 100                         1,250    1,233
6.250%, 02/28/17, Callable 02/28/07 @ 100                           600      604
6.200%, 06/13/17, Callable 06/13/07 @ 100                         1,000    1,014
5.750%, 11/07/17, Callable 05/07/06 @ 100                         2,500    2,472
5.100%, 06/26/18, Callable 02/13/06 @ 100                         1,500    1,440
5.500%, 04/23/24, Callable 02/13/06 @ 100                           250      239
                                                                          ------
                                                                           8,941
                                                                          ------
FEDERAL HOME LOAN BANK (1.4%)
3.239%, 03/03/08 (b)                                              2,500    2,500
3.540%, 03/24/08, Callable 03/24/06 @ 100 (b)                     2,000    1,981
4.400%, 03/30/11, Callable 03/30/06 @ 100                         1,000      973
5.250%, 12/10/13, Callable 03/10/06 @ 100                         1,250    1,235
5.000%, 05/08/18, Callable 02/08/06 @ 100                         1,000      974
                                                                          ------
                                                                           7,663
                                                                          ------
FREDDIE MAC (1.9%)
7.000%, 05/01/07                                                      8        8
4.050%, 11/17/09                                                    700      683
6.250%, 06/25/10, Callable 06/25/07 @ 100                         1,000    1,020
4.650%, 08/27/10, Callable 02/27/06 @ 100                           500      493
4.500%, 12/16/10                                                  1,000      988
6.375%, 08/01/11, Callable 08/01/06 @ 100                         3,000    3,016
4.650%, 10/10/13, Callable 10/10/06 @ 100                         1,000      966
6.000%, 06/27/17, Callable 06/27/07 @ 100                         1,000    1,013
5.550%, 10/30/17, Callable 02/06/06 @ 100                         1,000      979

5.200%, 03/05/19, Callable 03/05/09 @ 100                     1,200       1,171
                                                                      ---------
                                                                         10,337
                                                                      ---------
GINNIE MAE (0.1%)
7.000%, 04/15/13                                                290         302
7.000%, 08/15/14                                                166         174
7.000%, 05/15/31                                                 78          82
                                                                      ---------
                                                                            558
                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $27,777)                            27,499
                                                                      ---------
U.S. TREASURY OBLIGATIONS (75.7%)
U.S. TREASURY BONDS (10.2%)
6.250%, 08/15/23 (d)                                         24,125      28,809
6.125%, 11/15/27                                              9,575      11,554
5.375%, 02/15/31 (d)                                         14,040      15,771
                                                                      ---------
                                                                         56,134
                                                                      ---------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (5.3%)
1.625%, 01/15/15                                             28,875      29,021
                                                                      ---------
U.S. TREASURY NOTES (60.2%)
1.875%, 01/31/06 (d)                                         10,230      10,214
3.125%, 05/15/07 (d)                                         64,555      63,439
4.250%, 11/30/07 (d)                                         39,855      39,738
5.625%, 05/15/08 (d)                                         41,975      43,119
4.375%, 11/15/08 (d)                                          5,440       5,441
3.375%, 12/15/08 (d)                                         17,865      17,373
3.125%, 04/15/09 (d)                                          1,120       1,077
6.000%, 08/15/09 (d)                                         32,340      34,083
4.250%, 10/15/10 (d)                                         33,215      33,041
4.500%, 11/15/10 (d)                                         38,985      39,195
4.250%, 08/15/13 (d)                                         33,055      32,759
4.500%, 11/15/15 (d)                                         11,915      12,013
                                                                      ---------
                                                                        331,492
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $417,530)                         416,647
                                                                      ---------
SHORT-TERM INVESTMENTS (44.6%)
CSFB Enhanced Liquidity Portfolio (e)                   244,975,855     244,976
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (COST $244,976)                            244,976
                                                                      ---------
REPURCHASE AGREEMENTS (0.6%)
Morgan Stanley, 4.155%, dated
12/30/05, to be repurchased on 01/03/05,
repurchase price $3,521,762 (collateralized
by U.S. Government Agencies,
4.500%-6.500%, 12/01/15-12/01/35; total
market value $3,606,482)                                      3,520       3,520
                                                                      ---------
TOTAL REPURCHASE AGREEMENTS (COST $3,520)                                 3,520
                                                                      ---------
TOTAL INVESTMENTS (COST $792,872) (A) - 144.1%                          791,994
LIABILITIES IN EXCESS OF OTHER ASSETS - (44.1)%                        (242,298)
                                                                      ---------
NET ASSETS - 100.0%                                                   $ 549,696
                                                                      =========

----------
(a) Cost for federal income tax purposes is $794,232 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 2,275
Unrealized Depreciation..................    (4,513)
                                            -------
Unrealized Appreciation (Depreciation)...   $(2,238)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $237,149.

(e) This security was purchased with cash collateral held from securities lending.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of December 31, 2005, were as follows (unaudited):

Consumer Discretionary                                                    12.1%
Consumer Staples                                                           5.2
Energy                                                                     6.7
Financials                                                                26.9
Health Care                                                                5.1
Industrials                                                               10.1
Information Technology                                                     6.2
Materials                                                                  7.4
Short-Term Investments                                                    13.9
Telecommunication Services                                                 6.1
Utilities                                                                  6.0

STI CLASSIC FIXED INCOME FUNDS
INVESTMENT GRADE TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
MUNICIPAL BONDS (94.2%)
ALABAMA (5.9%)
Alabama Public School & College
Authority, Capital Improvements, Ser C,
RB, 5.750%, 07/01/17, Callable 07/01/09
@ 101.50                                                      $ 3,950    $ 4,281
Alabama Water Pollution Control
Authority, RB, 5.750%, 08/15/12,
Callable 08/15/09 @ 100, LOC:
AMBAC                                                           5,205      5,594
Auburn University, Ser A, RB, 6.000%,
06/01/16, Callable 06/01/11 @ 100,
LOC: MBIA                                                       4,060      4,527
Huntsville, Ser A, GO, 5.625%,
05/01/16, Callable 05/01/12 @ 102                               2,375      2,661
Huntsville, Ser A, GO, 5.750%,
05/01/19, Callable 05/01/12 @ 102                               2,800      3,142
                                                                         -------
                                                                          20,205
                                                                         -------
ARIZONA (5.5%)
Arizona Water Infrastructure Finance
Authority, Water Quality, Ser A, RB,
5.625%, 10/01/12, Callable 10/01/09 @ 101                       3,280      3,547
Maricopa County Unified School District
69, Paradise Valley, Ser 2, GO, 5.000%,
07/01/15, LOC: FSA                                              2,000      2,183
Phoenix Civic Improvement Corp.,
Wastewater System, RB, 5.000%,
07/01/17, Callable 07/01/14 @ 100, LOC: MBIA                    3,860      4,142
Scottsdale Municipal Property Corp.,
Excise Tax, RB, 5.000%, 07/01/15                                3,775      4,118
Scottsdale Municipal Property Corp.,
Excise Tax, RB, 5.000%, 07/01/16                                4,280      4,680
                                                                         -------
                                                                          18,670
                                                                         -------
CALIFORNIA (8.3%)
California State Department of
Transportation, Federal Highway Grant,
Ser A, RB, 5.000%, 02/01/15, LOC:FGIC                           8,000      8,735
California State, GO, 5.500%, 11/01/33,
Callable 11/01/13 @ 100                                        11,000     12,032
Fresno Unified School District, Ser A,
GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, LOC:
MBIA                                                            1,950      2,314
Orange County Loma Ridge/Data Center
Project, COP, 6.000%, 06/01/21,                                 2,075      2,417

Prerefunded 06/01/19 @ 100, LOC:
AMBAC
San Diego Community College District,
Election of 2002, GO, 5.000%, 05/01/18,
Callable 05/01/15 @ 100, LOC: FSA                                 2,640    2,842
                                                                          ------
                                                                          28,340
                                                                          ------
COLORADO (1.6%)
Douglas County School District No
RE1, Douglas & Ebert Counties, GO,
5.750%, 12/15/20, Callable 12/15/14 @
100, LOC: FGIC                                                    2,540    2,884
Metro Wastewater Reclamation District,
RB, 5.450%, 04/01/12, Callable 04/01/08 @ 100                     2,570    2,679
                                                                          ------
                                                                           5,563
                                                                          ------
CONNECTICUT (3.1%)
Connecticut State, Ser E, GO, 5.500%,
11/15/13, Callable 11/15/12 @ 100                                 9,500   10,547
                                                                          ------
FLORIDA (2.7%)
Florida State Board of Education, Ser B,
RB, 6.000%, 07/01/14, Prerefunded
07/01/10 @ 101                                                    2,795    3,120
Lee County Transportation Facility
Authority, Ser A, RB, 5.000%, 10/01/27,
Callable 10/01/14 @ 100, LOC: AMBAC                               1,000    1,052
St. Petersburg Health Facilities
Authority, All Childrens Hospital, Ser B,
RB, 3.200%, 11/15/34, LOC: AMBAC (b)                              5,000    5,000
                                                                          ------
                                                                           9,172
                                                                          ------
GEORGIA (7.2%)
Forsyth County School District, GO,
5.000%, 02/01/15, LOC: MBIA                                       3,200    3,499
Gainesville Water & Sewer, RB,
5.000%, 11/15/14, LOC: FSA                                        3,360    3,661
Georgia State Finance & Investment
Commission, Ser B, GO, 5.000%,
07/01/17, Callable 07/01/15 @ 100                                16,000   17,400
                                                                          ------
                                                                          24,560
                                                                          ------
ILLINOIS (1.0%)
Illinois State Sales Tax, Ser X, RB,
5.500%, 06/15/13, Callable 06/15/07 @ 101                         3,390    3,520
                                                                          ------
INDIANA (0.5%)
Indiana State Finance Authority,
Revolving Fund Program, Ser A, 5.000%,
02/01/13                                                          1,500    1,619
                                                                          ------
IOWA (0.7%)
Des Moines Public Parking System, Ser
A, RB, 6.375%, 06/01/18, Callable
06/01/10 @ 100, LOC: FGIC                                         2,005    2,234
                                                                          ------
LOUISIANA (1.3%)
Louisiana State, Ser A, GO, 5.000%,
10/15/16, Prerefunded 10/15/14 @ 100                              4,000    4,362
                                                                          ------
MASSACHUSETTS (1.6%)
Boston Massachusetts, Ser A, GO,
5.000%, 01/01/10                                                  5,095    5,404

Massachusetts Water Pollution
Abatement Trust, Pool Program, Ser 6,
RB, 5.625%, 08/01/16, Callable 08/01/10 @ 101                       145      158
                                                                          ------
                                                                           5,562
                                                                          ------
MICHIGAN (1.8%)
Detroit Sewer Disposal System, Ser B,
RB, 3.490%, 07/01/23, LOC: MBIA (b)                               2,700    2,700
Michigan Municipal Bond Authority,
Clean Water State Revolving Fund, RB,
5.375%, 10/01/17, Callable 10/01/12 @ 100                         3,300    3,586
                                                                          ------
                                                                           6,286
                                                                          ------
MISSOURI (2.8%)
Missouri State Highways & Transit
Commission, Ser A, RB, 5.625%,
02/01/18, Callable 02/01/11 @ 100                                 8,885    9,641
                                                                          ------
NEW JERSEY (5.5%)
Garden State Preservation Trust, Open
Space & Farmland Preservation, Ser A,
RB, 5.800%, 11/01/19, Callable 11/01/15 @ 100                     2,000    2,313
Garden State Preservation Trust, Open
Space & Farmland Preservation, Ser A,
RB, 5.800%, 11/01/20, Callable 11/01/15
@100, LOC: FSA                                                   10,000   11,570
New Jersey Economic Development
Authority, School Facilities Construction,
Ser G, RB, 5.000%, 09/01/14, Callable
09/01/13 @ 100, LOC: MBIA                                         4,500    4,844
                                                                          ------
                                                                          18,727
                                                                          ------
NEW YORK (16.1%)
Buffalo School Improvements, Ser D,
GO, 5.500%, 12/15/14, Callable 12/15/11
@ 100, LOC: FGIC                                                  1,075    1,178
Long Island Power Authority, Electric
Systems, Ser 7, Sub-Ser 7A, RB,
3.430%, 04/01/25 (b)                                             10,000   10,000
Metropolitan Transportation Authority,
Ser G-1, RB, 3.450%, 11/01/26, LOC:
AMBAC (b)                                                        12,700   12,700
New York City, Ser A, GO, 6.250%,
08/01/08, Callable 08/01/06 @ 101.50,
LOC: MBIA                                                        11,000   11,342
Tobacco Settlement Financing Corp.,
Ser A1, RB, 5.000%, 06/01/10, Callable
06/01/06 @ 100                                                       35       35
Tobacco Settlement Financing Corp.,
Ser A1, RB, 5.250%, 06/01/13, Callable
06/01/08 @ 100                                                   10,000   10,417
Tobacco Settlement Financing Corp.,
Ser A1, RB, 5.500%, 06/01/14, Callable
06/01/09 @ 100                                                    2,000    2,123
Tobacco Settlement Financing Corp.,
Ser C1, RB, 5.250%, 06/01/12, Callable
06/01/07 @ 100                                                    6,720    6,901
                                                                          ------
                                                                          54,696
                                                                          ------
OHIO (0.5%)
Ohio State Water Development                                      1,520    1,553
                                                                          ------

Authority, Fresh Water Improvement
Project, RB, 5.700%, 06/01/08, Callable
06/01/06 @ 101, LOC: AMBAC

OKLAHOMA (0.5%)
Oklahoma State Capitol Improvement
Authority, State Facilities, Higher
Education Projects, Ser F, RB, 5.000%,
07/01/18, Callable 07/01/15 @ 100, LOC: AMBAC                     1,500    1,614
                                                                          ------
PENNSYLVANIA (2.4%)
Pennsylvania State Turnpike
Commission, Registration Fee, RB,
5.375%, 07/15/14, Callable 07/15/11 @ 101, LOC: AMBAC             2,000    2,198
Pennsylvania State Turnpike
Commission, Ser T, RB, 5.500%, 12/01/10                           5,515    6,029
                                                                          ------
                                                                           8,227
                                                                          ------
PUERTO RICO (13.2%)
Puerto Rico Commonwealth Electric
Power Authority, Ser RR, RB, 5.000%,
07/01/23, Callable 07/01/15 @ 100, LOC: FGIC                      6,500    6,925
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%,
07/01/15, Callable 07/01/13 @ 100, LOC: FGIC                      5,000    5,485
Puerto Rico Commonwealth Highway &
Transportation Authority, RB, 5.250%,
07/01/17, Callable 07/01/13 @ 100, LOC: FGIC                      5,260    5,746
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser G, RB,
5.250%, 07/01/15, Callable 07/01/13 @ 100, LOC: FGIC              2,720    2,984
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, GO, 5.000%,
08/01/10                                                          4,000    4,199
Puerto Rico Commonwealth Municipal
Finance Agency, Ser A, RB, 5.250%,
08/01/14, Callable 08/01/12 @ 100,
LOC: FSA                                                          4,000    4,362
Puerto Rico Commonwealth Municipal
Finance Agency, Ser C, GO, 5.000%,
08/01/13, LOC: FSA                                                5,000    5,434
Puerto Rico Commonwealth Public
Improvement, Ser A, GO, 5.500%,
07/01/15, LOC: MBIA                                               8,500    9,622
                                                                          ------
                                                                          44,757
                                                                          ------
SOUTH CAROLINA (2.0%)
Clemson University, RB, 6.250%,
05/01/15, Callable 05/01/09 @ 101, LOC: AMBAC                     2,725    2,994
Scago Educational Facilities Corp.,
Spartanburg County School District, RB,
5.000%, 04/01/18, Callable 10/01/15 @ 100                         3,640    3,890
                                                                          ------
                                                                           6,884
                                                                          ------

TEXAS (8.4%)
Conroe Independent School District,
GO, 5.125%, 02/15/19, Prerefunded 02/15/09 @ 100                3,000      3,154
Irving Waterworks & Sewer, RB,
5.950%, 06/15/19, Callable 06/15/09 @ 100.50                    1,460      1,577
North Harris County Regional Water
Authority, RB, 5.250%, 12/15/18,
Callable 12/15/14 @ 100, LOC: MBIA                              2,690      2,924
Richardson Texas, GO, 5.250%,
02/15/17, Callable 02/15/15 @ 100, LOC: MBIA                    2,665      2,911
Texas State, TAN & RAN, GO,
4.500%, 08/31/06                                               17,750     17,889
                                                                        --------
                                                                          28,455
                                                                        --------
WISCONSIN (1.6%)
Milwaukee Metropolitan Sewage
District, Sewage System, Ser A, GO,
4.875%, 10/01/21, Prerefunded 10/01/11 @ 100                    5,095      5,440
                                                                        --------

TOTAL MUNICIPAL BONDS (COST $317,582)                                    320,634
                                                                        --------
MONEY MARKET FUNDS (4.8%)
Federated Tax-Free Obligations Fund                        16,277,881     16,278
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $16,278)                                   16,278
                                                                        --------
TOTAL INVESTMENTS (COST $333,860) (A) - 99.0%                            336,912
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                               3,241
                                                                        --------
NET ASSETS - 100.0%                                                     $340,153
                                                                        ========

----------
(a) Cost for federal income tax purposes is $333,860 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $3,580
Unrealized Depreciation..................     (528)
                                            ------
Unrealized Appreciation (Depreciation)...   $3,052
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. COP - Certificate of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LOC - Letter of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RAN - Revenue Anticipation Note.
RB - Revenue Bond
Ser - Series
TAN - Tax Anticipation Note.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
LIMITED DURATION FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                              ---------  -------
ASSET BACKED SECURITIES (29.9%)
AUTOMOBILE ABS (1.6%)
WFS Financial Owner Trust, Ser
2005-1, Cl A2, 3.190%, 12/17/07                                $  858    $   855
                                                                         -------
CREDIT CARD ABS (22.3%)
American Express Credit Account
Master Trust, Ser 2001-1, Cl A, 4.260%,
09/15/08 (b)                                                    1,331      1,331
American Express Credit Account
Master Trust, Ser 2003-3, Cl A, 4.480%,
11/15/10 (b)                                                    1,200      1,203
BA Master Credit Card Trust, Ser 2001,
Cl A, 4.490%, 06/15/08 (b)                                      2,500      2,501
Chase Issuance Trust, Ser 2005-A1, Cl
A1, 4.379%, 12/15/10 (b)                                        2,200      2,200
First USA Credit Card Master Trust, Ser
1997-8, Cl A, 4.520%, 05/17/10 (b)                              2,516      2,522
MBNA Credit Card Master Trust, Ser
2002-A13, Cl A, 4.499%, 05/17/10 (b)                            2,500      2,506
                                                                         -------
                                                                          12,263
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (1.9%)
SLM Student Loan Trust, Ser 2004-8, Cl
A3, 4.290%, 07/27/15                                            1,022      1,024
                                                                         -------
FANNIE MAE (2.6%)
Guarantor Trust, Ser 2002-T10, Cl A1,
4.500%, 06/25/32 (b)                                            1,422      1,421
                                                                         -------
FREDDIE MAC (1.5%)
Structured Pass Thru Securities, Ser
T-49, Cl AV, 4.529%, 12/25/32 (b)                                 820        820
                                                                         -------
TOTAL ASSET BACKED SECURITIES (COST $16,389)                              16,383
                                                                         -------
U.S. TREASURY OBLIGATIONS (65.5%)
U.S. TREASURY BONDS (9.2%)
9.375%, 02/15/06                                                5,000      5,030
                                                                         -------
U.S. TREASURY NOTES (56.3%)
1.875%, 01/31/06                                                6,000      5,991
5.625%, 02/15/06                                                5,700      5,711
1.625%, 02/28/06                                                6,000      5,978
1.500%, 03/31/06                                                6,850      6,806
2.250%, 04/30/06                                                6,500      6,458
                                                                         -------
                                                                          30,944
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $35,981)                            35,974
                                                                         -------
REPURCHASE AGREEMENTS (6.0%)

Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $3,272,855
(collateralized by U.S. Government
Agencies, DN, due 04/01/33; total market
value $3,337,691)                                               3,271     3,271
                                                                        -------
TOTAL REPURCHASE AGREEMENTS (COST $3,271)                                 3,271
                                                                        -------
TOTAL INVESTMENTS (COST $55,641) (A) - 101.4%                            55,628
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%                             (788)
                                                                        -------
NET ASSETS - 100.0%                                                     $54,840
                                                                        =======

----------
(a) Cost for federal income tax purposes is $55,640 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $  5
Unrealized Depreciation .................    (16)
                                            ----
Unrealized Appreciation (Depreciation)...   $(11)
                                            ====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

Cl - Class
DN - Discount Note
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES
                                                               OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. GOVERNMENT AGENCIES (96.9%)
FANNIE MAE (64.1%)
6.500%, 12/01/08                                             $ 2,746    $  2,838
3.500%, 04/25/11                                              21,235      20,890
7.500%, 09/01/12                                               5,476       5,713
6.500%, 06/01/13                                                 546         562
6.000%, 09/01/13                                               1,093       1,117
4.000%, 11/01/13                                              10,149       9,819
4.500%, 03/01/14                                              16,863      16,578
6.000%, 09/01/16                                               7,715       7,883
6.500%, 10/01/16                                               1,150       1,183
5.500%, 12/01/16                                               3,147       3,170
6.000%, 08/01/17                                               2,005       2,050
6.000%, 10/01/17                                               3,864       3,950
6.000%, 10/01/17                                               1,258       1,286
6.000%, 05/01/19                                               2,040       2,084
6.000%, 06/01/19                                               5,785       5,912
5.500%, 07/01/19                                               2,808       2,827
5.500%, 07/01/19                                               8,194       8,247
5.500%, 08/01/19                                               3,654       3,678
5.500%, 10/01/19                                               4,968       5,001
5.500%, 06/01/20                                               9,680       9,742
6.000%, 11/01/20                                               6,324       6,462
3.500%, 10/25/21                                              20,281      19,981
5.500%, 03/01/24                                               7,172       7,163
7.000%, 05/01/32                                               5,907       6,166
6.500%, 12/01/32                                               4,006       4,117
4.119%, 05/01/33 (b)                                           6,072       5,998
3.968%, 06/01/33 (b)                                          10,353      10,151
4.103%, 08/01/33 (b)                                          13,330      13,187
5.000%, 11/01/33                                              10,125       9,845
6.000%, 11/01/33                                               2,072       2,094
3.242%, 05/01/34 (b)                                           9,518       9,357
4.552%, 05/01/34 (b)                                           2,892       2,849
4.025%, 06/01/34 (b)                                           5,505       5,379
4.253%, 06/01/34 (b)                                           3,318       3,267
7.000%, 06/01/34                                               5,552       5,792
6.000%, 02/01/35                                               2,863       2,890
6.000%, 08/01/35                                              11,179      11,285
                                                                        --------
                                                                         240,513
                                                                        --------
FREDDIE MAC (31.4%)
5.250%, 01/15/06 (c)                                          17,250      17,252
3.625%, 09/15/06 (c)                                          16,000      15,884
3.500%, 02/15/11                                               8,333       8,247
7.000%, 11/01/16                                                 921         956
6.500%, 02/01/17                                               2,595       2,667
5.500%, 05/01/17                                               5,001       5,037
6.000%, 07/01/17                                               2,948       3,009
4.500%, 05/01/18                                               8,037       7,841

5.000%, 02/15/19                                               13,479     13,476
4.500%, 10/15/27                                               10,000      9,890
6.000%, 12/01/31                                               17,009     17,220
6.500%, 09/01/32                                                4,257      4,370
3.351%, 07/01/33 (b)                                            3,209      3,249
6.000%, 01/01/34                                                4,050      4,091
4.242%, 05/01/34 (b)                                            5,151      4,971
                                                                        --------
                                                                         118,160
                                                                        --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
7.000%, 07/15/31                                                  360        378
7.000%, 09/15/31                                                  892        936
5.500%, 12/15/32                                                4,047      4,080
                                                                        --------
                                                                           5,394
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $369,002)                           364,067
                                                                        --------
SHORT-TERM INVESTMENTS (9.1%)
CSFB Enhanced Liquidity Portfolio (d)                      34,364,688     34,365
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS (COST $34,365)                               34,365
                                                                        --------
REPURCHASE AGREEMENTS (5.4%)
Merril Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased
01/03/06, repurchase price $9,033,460
(collateralized by U.S. Government
Agencies, 6.255%, due 09/01/13; total
market value $9,214,029)                                        9,029      9,029
Morgan Stanley, 4.155%, dated
12/30/05, to be repurchased 01/03/06,
repurchase price $11,458,469
(collateralized by U.S. Government
Agencies, 4.500%-7.000%, due
06/01/14-10/01/35; total market value
$11,914,746)                                                   11,453     11,454
                                                                        --------
TOTAL REPURCHASE AGREEMENTS (COST $20,483)                                20,483
                                                                        --------
TOTAL INVESTMENTS (COST $423,850) (A) - 111.4%                           418,915
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%                          (43,005)
                                                                        --------
NET ASSETS - 100.0%                                                     $375,910
                                                                        ========

----------
(a) Cost for federal income tax purposes is $423,850 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $   214
Unrealized Depreciation..................    (5,149)
                                            -------
Unrealized Appreciation (Depreciation)...   $(4,935)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $33,138.

(d) This security was purchased with cash collateral held from securities lending.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
MARYLAND MUNICIPAL BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (97.9%)
MARYLAND (92.7%)
Annapolis Public Improvement, GO,
5.000%, 04/01/08                                                $1,000    $1,037
Anne Arundel County Special
Obligation, Arundel Mills Project, RB,
5.125%, 07/01/22, Callable 07/01/14 @
100, County Guaranteed                                           1,000     1,075
Baltimore Parking System Facilities, Ser
A, RB, 5.900%, 07/01/13, LOC: FGIC                                 900     1,023
Calvert County Public Improvement,
GO, 5.000%, 07/15/08                                             1,000     1,041
Charles County, County Commissioner,
Public Improvement, GO, 5.000%,
03/01/14                                                         1,000     1,093
Frederick County Educational Facilities,
Mount St. Mary's University, RB,
5.625%, 09/01/38, Callable 09/01/16 @ 100                          500       520
Frederick County, Public Facilities, GO,
5.000%, 12/01/16, Callable 12/01/15 @ 100                        1,000     1,094
Harford County, GO, 5.000%, 07/15/25,
Callable 07/15/15 @ 100                                          1,000     1,061
Howard County, Metropolitan District
Project, Ser A, GO, 5.250%, 08/15/13,
Callable 02/15/12 @ 100                                          1,100     1,196
Howard County, Public Improvement,
Ser A, 5.250%, 08/15/14, Callable
02/15/12 @ 100                                                   1,205     1,309
Maryland Health & Higher Educational
Facilities Authority, Suburban Hospital,
Ser B, RB, 3.520%, 07/01/29, LOC:
Manufacturers & Traders Trust Co. (b)                            1,500     1,500
Maryland State & Local Facilities, Ser
2, GO, 5.000%, 08/01/16, Callable
08/01/13 @ 100                                                   1,425     1,539
Maryland State & Local Facilities, Ser
B, GO, 5.000%, 02/01/06                                            400       401
Maryland State Capital Improvements,
Ser A, GO, 5.000%, 02/15/19, Callable
02/15/15 @ 100                                                   1,000     1,080
Maryland State Community
Development Administration, Department
of Housing & Community Development,
People's Resource Center, Ser 2, RB,
AMT, 4.700%, 04/01/11                                            1,000     1,030
Maryland State Community
Development Administration, Department
of Housing & Community Development,
Ser 2001B, RB, AMT, 4.100%, 07/01/08, LOC:
FHA/GNMA/HUD                                                       285       288

Maryland State Community
Development Administration, Department
of Housing & Community Development,
Ser E, RB, 5.700%, 09/01/17, Callable 09/01/09 @ 100                 535     547
Maryland State Economic Development
Corp., Department of Transportation
Headquarters, RB, 5.375%, 06/01/19,
Callable 06/01/12 @ 100.50                                         1,000   1,089
Maryland Economic Development
Corp., University of Maryland College
Park Project, RB, 5.750%, 06/01/18,
Callable 06/01/13 @ 100                                              475     516
Maryland Economic Development
Corp., University of Maryland, Ser A,
RB, 5.625%, 10/01/23, Callable 10/01/13
@ 100                                                                500     512
Maryland Economic Development
Corp., University Village at Sheppard
Pratt, RB, 5.875%, 07/01/21, Callable
07/01/11 @ 101, LOC: ACA                                             250     269
Maryland Health & Higher
Educational Facilities Authority, Calvert
Health Systems, RB, 5.500%, 07/01/36,
Callable 07/01/14 @ 100                                            1,000   1,062
Maryland Health & Higher
Educational Facilities Authority, Carroll
County General Hospital, RB, 6.000%,
07/01/18, Callable 07/01/12 @ 100                                  1,035   1,125
Maryland Health & Higher
Educational Facilities Authority, Carroll
County General Hospital, RB, 6.000%,
07/01/21, Callable 07/01/12 @ 100                                    250     271
Maryland Health & Higher
Educational Facilities Authority, Catholic
Health Initiatives, Ser A, RB, 6.000%,
12/01/24, Callable 06/01/10 @ 101, ETM                               250     277
Maryland Health & Higher
Educational Facilities Authority, Civista
Medical Center, RB, 5.000%, 07/01/37,
Callable 07/01/14 @ 100, Radian                                    1,095   1,118
Maryland Health & Higher
Educational Facilities Authority, Goucher
College, RB, 5.375%, 07/01/25, Callable
07/01/14 @ 100                                                       565     602
Maryland Health & Higher
Educational Facilities Authority, Hebrew
Home of Greater Washington, RB,
5.700%, 01/01/21, Callable 01/01/12 @ 100                            480     511
Maryland Health & Higher
Educational Facilities Authority, Hebrew
Home of Greater Washington, RB,
5.700%, 01/01/22, Callable 01/01/12 @ 100                            510     541

Maryland Health & Higher
Educational Facilities Authority, Johns
Hopkins University, Ser A, RB, 5.000%,
07/01/38, Callable 07/01/14 @ 100                                  1,115   1,161
Maryland Health & Higher
Educational Facilities Authority,
Lifebridge Health, Ser A, RB, 5.125%,
07/01/34, Callable 07/01/14 @ 100                                  1,000   1,035
Maryland Health & Higher
Educational Facilities Authority, Mercy
Ridge, Ser B, RB, 5.000%, 04/01/08,
Callable 04/01/06 @ 101                                              300     304
Maryland Health & Higher
Educational Facilities Authority, Union
Hospital of Cecil Country, RB, 5.750%,
07/01/20, Callable 07/01/12 @ 100                                    500     541
Maryland Health & Higher
Educational Facilities Authority,
University of Maryland Medical System,
RB, 5.750%, 07/01/21, Callable 07/01/11 @ 100                      1,725   1,847
Maryland State Industrial Development
Authority, Economic Development, Our
Lady of Good Counsel School, Ser A,
RB, 6.000%, 05/01/35, Callable 05/15/15 @ 100                        500     522
Maryland State Stadium Authority, RB,
5.800%, 03/01/26, Callable 03/01/06 @
101, AMBAC                                                           250     253
Maryland State Transportation
Authority, Baltimore/Washington
International Airport, Ser B, RB, AMT,
5.375%, 03/01/15, Callable 03/01/12 @
101, LOC: AMBAC                                                    1,000   1,070
Montgomery County Economic
Development, Trinity Health Care Group,
RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100                      1,000   1,070
Montgomery County Housing
Opportunities Commission, Aston Woods
Apartments, Ser A, RB, 4.900%,
05/15/31, Callable 05/15/08 @ 102, FNMA                              650     678
Montgomery County Housing
Opportunities Commission, Ser A, RB,
4.450%, 07/01/17, Callable 01/01/11 @ 100                            170     170
Montgomery County Housing
Opportunities Commission, Ser A, RB,
6.000%, 07/01/20, Callable 07/01/10 @ 100                          1,005   1,056
Montgomery County Revenue
Authority, Lease, College Arts Center
Project, Ser A, RB, 5.000%, 05/01/28,
Callable 05/01/15 @ 100                                            1,000   1,045
Northeast Waste Disposal Authority,
Montgomery County Resource Recovery
Project, Ser A, RB, AMT, 6.000%,
07/01/06                                                           1,100   1,111

Prince Georges County Special
Obligation, National Harbor Project,
4.700%, 07/01/15                                                   500       498
St. Mary's County Public Improvement,
GO, 5.500%, 07/01/11                                             1,165     1,282
Talbot County Public Facilities, GO,
5.375%, 03/15/17, Callable 03/15/12 @ 101                        1,000     1,090
                                                                         -------
                                                                          39,460
                                                                         -------
PUERTO RICO (5.2%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                   500       504
Puerto Rico Electric Power Authority,
Ser RR, RB, 5.000%, 07/01/26, Callable
07/01/15 @ 100, XLCA                                             1,000     1,054
Puerto Rico Housing Bank & Finance
Agency, Affordable Housing Mortgage
Portfolio I, RB, AMT, 6.250%, 04/01/29,
Callable 10/01/06 @ 101,
GNMA/FNMA/FHLMC                                                    625       635
                                                                         -------
                                                                           2,193
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $40,752)                                      41,653
                                                                         -------
MONEY MARKET FUNDS (0.6%)
Federated Maryland Municipal Cash
Trust (b)                                                      268,538       269
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $269)                                         269
                                                                         -------
TOTAL INVESTMENTS (COST $41,021) (A) - 98.5%                              41,922
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                                 649
                                                                         -------
NET ASSETS - 100.0%                                                      $42,571
                                                                         =======

----------
(a) Cost for federal income tax purposes is $41,023 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $978
Unrealized Depreciation..................    (79)
                                            ----
Unrealized Appreciation (Depreciation)...   $899
                                            ====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

ACA - Security insured by American Capital Access.
AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FHA - Security insured by the Federal Housing Administration.
FHLMC - Security insured by Freddie Mac.
FNMA - Security insured by Fannie Mae.
GNMA - Security insured by the Government National Mortgage Association.
GO - General Obligation
HUD - Security insured by the Department of Housing and Urban Development.
LOC - Letter of Credit
RB - Revenue Bond

Ser - Series
XLCA - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
NORTH CAROLINA TAX-EXEMPT BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                              ---------   ------
MUNICIPAL BONDS (98.1%)
NORTH CAROLINA (91.8%)
Appalachian State University,
Procurement Services Building, RB,
5.000%, 07/15/30, Callable 07/15/15
@100, LOC: MBIA                                                 $1,250    $1,312
Brunswick County Enterprise System,
Ser A, RB, 5.250%, 04/01/22, Callable
04/01/14 @ 100, LOC: FSA                                           500       544
Buncombe County, COP, 5.250%,
10/01/17, Callable 10/01/13 @ 100, LOC: AMBAC                      585       632
Charlotte Water & Sewer System, RB,
5.250%, 06/01/15, Prerefunded 06/01/09 @ 101                       500       535
Charlotte Water & Sewer System, RB,
5.750%, 06/01/19, Prerefunded 06/01/10 @ 101                     2,000     2,205
Charlotte-Mecklenberg Hospital
Authority, Carolinas Health Care System,
Ser A, RB, 5.000%, 01/15/13, Callable
01/15/07 @ 102                                                     500       517
Charlotte-Mecklenburg Hospital
Authority, Carolinas Health Care System,
Ser A, 5.000%, 01/15/31, Callable 01/15/11 @ 101                 1,260     1,286
Dare County, COP, 5.000%, 06/01/23,
Callable 12/01/12 @ 100, LOC: AMBAC                                830       868
Durham, GO, 5.000%, 02/01/07                                       500       509
Fayetteville Public Works Commission,
RB, 3.375%, 01/15/07, LOC: FSA                                   1,000       999
Greensboro Enterprise System, Ser A,
RB, 5.000%, 06/01/26, Callable 06/01/15 @ 100                    1,000     1,051
Iredell County Public Facilities Project,
COP, 5.250%, 10/01/20, Callable
10/01/13 @ 100, LOC: AMBAC                                         500       539
New Hanover County Hospital, New
Hanover Regional Medical Center Project,
RB, 5.300%, 10/01/06, LOC: AMBAC                                   200       203
North Carolina Capital Facilities Finance
Agency, Educational Facilities, Johnson
& Wales University Project, Ser A, RB,
5.000%, 04/01/14, Callable 04/01/13 @ 100                          500       534
North Carolina Capital Facilities Finance
Agency, Educational Facilities, Trinity
Episcopal School Project, RB, 3.520%,
09/01/24, LOC: Wachovia Bank N.A. (b)                              400       400

North Carolina Capital Facilities Finance
Agency, Student Housing, NCA&T
University Foundation Project, Ser A,
RB, 5.250%, 06/01/20, Callable 06/01/14 @ 100, LOC: Radian           500     537
North Carolina Eastern Municipal Power
Agency, Power System, Ser A, RB,
5.700%, 01/01/15, Callable 01/01/07 @ 102, LOC: MBIA                 500     520
North Carolina Eastern Municipal Power
Agency, Power System, Ser C, RB,
5.375%, 01/01/16, Callable 01/01/13 @ 100                            500     534
North Carolina Educational Facilities
Finance Agency, Belmont Abbey College,
RB, 3.520%, 06/01/18, LOC: First
Union National Bank (b)                                              400     400
North Carolina Educational Facilities
Finance Agency, Wingate University, RB,
3.520%, 05/01/22, LOC: Bank of America (b)                           400     400
North Carolina Medical Care
Commission, Health Care Facilities,
Novant Health Obligations Group, Ser A,
RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100                        500     526
North Carolina Medical Care
Commission, Health Care Facilities,
Novant Health Obligations Group, Ser A,
RB, 5.000%, 11/01/18, Callable 11/01/13 @ 100                        500     524
North Carolina Medical Care
Commission, Health Care Facilities, RB,
5.000%, 01/01/33, Callable 01/01/15 @ 100, LOC: FGIC               2,000   2,071
North Carolina Medical Care
Commission, Northeast Medical Center
Project, RB, 5.750%, 11/01/06, LOC: AMBAC                          1,095   1,118
North Carolina Municipal Power
Agency, No. 1 Catawba Electric, Ser A,
RB, 5.500%, 01/01/15, LOC: MBIA                                      500     559
North Carolina Municipal Power
Agency, No. 1 Catawba Electric, Ser A,
RB, 5.000%, 01/01/20, Callable 01/01/11 @ 100                      1,000   1,038
North Carolina State University at
Raleigh, Centennial Campus Project, Ser
B, RB, 5.125%, 12/15/16, Prerefunded
12/15/06 @ 101, LOC: MBIA                                            500     513
North Carolina State, Albermarle
Building, Clean Water, Ser B, GO,
2.625%, 05/01/06                                                     500     499
Pitt County School Facilities Project,
Ser B, COP, 5.300%, 04/01/21, Callable
04/01/10 @ 101, LOC: FSA                                             500     533

Raleigh Combined Enterprise System,
RB, 5.250%, 03/01/17, Callable 03/01/11 @ 100                        500     541
Raleigh Durham Airport Authority, Ser
A, RB, 5.000%, 05/01/30, Callable
05/01/15 @ 100, LOC: AMBAC                                         2,000   2,089
Rockingham County, COP, 5.000%,
04/01/18, Callable 04/01/12 @ 101,
LOC: AMBAC                                                           500     530
Salisbury Enterprise System, RB,
5.000%, 02/01/20, Callable 02/01/12 @ 101, LOC: FSA                  500     531
University of North Carolina at
Wilmington, COP, 5.000%, 06/01/31,
Callable 06/01/15 @ 100, LOC: FGIC                                 1,295   1,348
University of North Carolina Systems
Pool, Ser A, RB, 5.375%, 04/01/21,
Callable 10/01/12 @ 100, LOC: AMBAC                                  400     436
University of North Carolina Systems
Pool, Ser A, RB, 5.375%, 04/01/22,
Callable 10/01/12 @ 100, LOC: AMBAC                                  500     545
University of North Carolina Systems
Pool, Ser A, RB, 5.000%, 04/01/23,
Callable 04/01/15 @ 100, LOC: AMBAC                                1,910   2,024
University of North Carolina University,
Dining System, RB, 5.400%, 05/15/16,
Prerefunded 05/15/07 @ 102                                           500     524
Wake County Hospital, RB, 5.125%,
10/01/13, LOC: MBIA, ETM                                             500     547
Wake County Industrial Facilities &
Pollution Control Financing Authority,
Carolina Power & Light Co. Project, RB,
5.375%, 02/01/17, Callable 02/01/12 @ 101                          1,000   1,065
Wilmington, COP, 5.000%, 09/01/14,
LOC: AMBAC                                                           520     564
Wilmington, Ser A, COP, 5.350%,
06/01/24, Callable 06/01/09 @ 101,
LOC: MBIA                                                            500     530
Wilmington, Ser A, COP, 5.000%,
06/01/32, Callable 06/01/15 @ 100,
LOC: AMBAC                                                         1,500   1,558
Wilson Combined Enterprise Systems,
RB, 5.250%, 12/01/18, Callable 12/01/12 @ 100, LOC: FSA              500     540
Winston-Salem State University,
Housing & Dining System, Ser B, RB,
4.850%, 01/01/11, Callable 01/01/09 @ 101, LOC: MBIA                 500     522
Winston-Salem Water & Sewer System,
RB, 5.500%, 06/01/15, Prerefunded 06/01/11 @ 101                     270     298
Winston-Salem Water & Sewer System,
RB, 5.500%, 06/01/16, Prerefunded 06/01/11 @ 101                     200     221
Winston-Salem Water & Sewer System,
RB, 5.000%, 06/01/24, Callable 06/01/15 @ 100                      1,315   1,398
                                                                           -----

                                                                          37,717
                                                                         -------
PUERTO RICO (6.3%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                   500       504
Puerto Rico Municipal Finance Agency,
Ser A, GO, 5.250%, 08/01/25, Callable 08/01/15 @ 100             2,000     2,101
                                                                         -------
                                                                           2,605
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $40,091)                                      40,322
                                                                         -------
MONEY MARKET FUNDS (1.2%)
Federated Tax-Free Obligations Fund                            404,631       405
SEI Tax Exempt Trust, Institutional
Tax Free Fund                                                   72,450        72
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $477)                                         477
                                                                         -------
TOTAL INVESTMENTS (COST $40,568) (A) - 99.3%                              40,799
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                 279
                                                                         -------
NET ASSETS - 100.0%                                                      $41,078
                                                                         =======

----------
(a) Cost for federal income tax purposes is $40,568 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 345
Unrealized Depreciation..................    (114)
                                            -----
Unrealized Appreciation (Depreciation)...   $ 231
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Security insured by the Financial Guaranty Insurance Company.
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LOC - Letter of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
SEIX HIGH YIELD FUND

Schedule of Portfolio Investments
December 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
CORPORATE BONDS (88.0%)
ADVERTISING (2.0%)
Lamar Media Corp., 6.625%, 08/15/15,
Callable 08/15/10 @ 103.31                                    $11,900    $11,945
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                           11,341     12,787
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44 (d)                          918      1,035
                                                                         -------
                                                                          25,767
                                                                         -------
AEROSPACE/DEFENSE (1.1%)
L-3 Communications Corp., 7.625%,
06/15/12, Callable 06/15/07 @ 103.81                            7,433      7,824
L-3 Communications Corp., 6.375%,
10/15/15, Callable 10/15/10 @ 103.19 (d) (e)                    6,235      6,219
                                                                         -------
                                                                          14,043
                                                                         -------
APPAREL (0.1%)
Quiksilver, Inc., 6.875%, 04/15/15,
Callable 04/15/10 @ 103.44 (d) (e)                              1,510      1,453
                                                                         -------
AUTO PART & EQUIPMENT (0.2%)
Goodyear Tire & Rubber Co., (The),
9.000%, 07/01/15, Callable 07/01/10 @
104.5 (d)                                                       2,805      2,763
                                                                         -------
BEVERAGES (0.3%)
Constellation Brands, Inc., 8.625%,
08/01/06                                                        4,340      4,405
                                                                         -------
BIOTECHNOLOGY (0.2%)
Bio-Rad Laboratories, Inc., 7.500%,
08/15/13, Callable 08/15/08 @ 103.75                            1,090      1,156
Bio-Rad Laboratories, Inc., 6.125%,
12/15/14, Callable 12/15/09 @ 103.06                              845        834
                                                                         -------
                                                                           1,990
                                                                         -------
BUILDING MATERIALS (0.2%)
Ainsworth Lumber Co. Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 100.63                              775        698
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19                                      2,135      2,129
                                                                         -------
                                                                           2,827
                                                                         -------
CHEMICALS (4.3%)
ARCO Chemical Co., 10.250%,
11/01/10                                                        4,455      4,901
Equistar Chemicals LP, 10.125%,
09/01/08                                                        1,435      1,557
Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                            1,000      1,100

Ethyl Corp., 8.875%, 05/01/10                                     2,435    2,551
FMC Corp., Ser A, 7.000%, 05/15/08                                1,057    1,095
Hercules, Inc., 11.125%, 11/15/07                                 1,480    1,632
Huntsman International LLC, 9.875%,
03/01/09                                                            975    1,029
Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                              5,985    6,815
Huntsman International LLC, 11.500%,
07/15/12, Callable 07/15/08 @ 105.75                              1,230    1,393
Lyondell Chemical Co., Ser A, 9.625%,
05/01/07                                                          5,160    5,386
Millennium American Corp., Inc.,
9.250%, 06/15/08                                                  8,079    8,714
Millennium American Corp., Inc.,
7.000%, 11/15/06                                                  6,860    7,014
Nalco Co., 7.750%, 11/15/11, Callable
11/15/07 @ 103.88 (e)                                             6,160    6,329
Rockwood Specialties Group, Inc.,
10.625%, 05/15/11, Callable 05/15/07 @
105.31                                                            2,679    2,937
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @
103.75                                                            2,000    1,993
                                                                          ------
                                                                          54,446
                                                                          ------
COMMERCIAL SERVICES (1.8%)
Ashtead Holdings PLC, 8.625%,
08/01/15, Callable 08/01/10 @ 104.31 (d) (e)                      2,505    2,637
Corrections Corp. of America, 7.500%,
05/01/11, Callable 05/01/07 @ 103.75                              7,735    8,005
Corrections Corp. of America, 6.250%,
03/15/13, Callable 03/15/09 @ 103.13                              1,000      990
Geo Group, Inc. (The), 8.250%,
07/15/13, Callable 07/15/08 @ 104.13                              1,795    1,755
Hertz Corp. (The), 8.875%, 01/01/14,
Callable 01/01/10 @ 104.44 (d)                                    3,545    3,611
Hertz Corp. (The), 10.500%, 01/01/16,
Callable 01/01/11 @ 105.25 (d) (e)                                3,590    3,698
United Rentals NA, Inc., 6.500%,
02/15/12, Callable 02/15/08 @ 103.25                              1,939    1,888
                                                                          ------
                                                                          22,584
                                                                          ------
COMPUTERS (0.6%)
Activant Solutions, Inc., 10.500%,
06/15/11, Callable 06/15/07 @ 105.25                                810      887
Seagate Technology HDD Holdings,
8.000%, 05/15/09, Callable 05/15/06 @ 104                         3,684    3,868
Sungard Data Systems, Inc., 8.525%,
08/15/13, Callable 08/15/07 @ 103 (b) (d)                         1,865    1,930
Sungard Data Systems, Inc., 9.125%,
08/15/13, Callable 08/15/09 @ 104.56 (d)                          1,275    1,320
                                                                          ------
                                                                           8,005
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (1.9%)
AES Ironwood LLC, 8.857%,
11/30/25                                                            935    1,033

AES Red Oak LLC, Ser A, 8.540%,
11/30/19                                                          2,472    2,719
AES Red Oak LLC, Ser B, 9.200%,
11/30/29                                                          2,200    2,475
BCP Crystal US Holdings Corp.,
9.625%, 06/15/14, Callable 06/15/09 @
104.81                                                            3,160    3,516
CCM Merger, Inc., 8.000%, 08/01/13,
Callable 08/01/09 @ 104 (d) (e)                                   1,470    1,411
Galaxy Entertainment Finance Co. Ltd.,
9.875%, 12/15/12, Callable 12/15/09 @
104.94 (d) (e)                                                    3,340    3,390
Galaxy Entertainment Finance Co. Ltd.,
9.655%, 12/15/10, Callable
12/15/08 @ 101.50 (b) (d) (e)                                     1,375    1,396
Rainbow National Services LLC,
8.750%, 09/01/12, Callable 09/01/08 @
104.38 (d)                                                        6,838    7,282
Rainbow National Services LLC,
10.375%, 09/01/14, Callable 09/01/09 @
105.19 (d)                                                        1,270    1,422
                                                                          ------
                                                                          24,644
                                                                          ------
ELECTRIC (12.3%)
AES Corp. (The), 8.750%, 05/15/13,
Callable 05/15/08 @ 104.38 (d)                                    7,272    7,917
Allegheny Energy Supply Co. LLC,
7.800%, 03/15/11 (e)                                              1,475    1,608
Allegheny Energy Supply Co. LLC,
8.250%, 04/15/12 (d)                                             10,045   11,326
Aquila, Inc., 9.950%, 02/01/11                                    2,005    2,211
Aquila, Inc., 14.875%, 07/01/12 (e)                               3,585    4,804
Edison Mission Energy, 10.000%,
08/15/08                                                            490      537
Edison Mission Energy, 7.730%,
06/15/09                                                          4,000    4,130
Edison Mission Energy, 9.875%,
04/15/11 (e)                                                      7,025    8,193
FirstEnergy Corp., Ser C, 7.375%,
11/15/31                                                          1,050    1,239
FPL Energy National Wind, 6.125%,
03/25/19 (d)                                                      2,337    2,287
FPL Energy Wind Funding LLC,
6.876%, 06/27/17 (d)                                              3,179    3,175
General Cable Corp., 9.500%, 11/15/10,
Callable 11/15/07 @ 104.75                                        4,408    4,672
Homer City Funding LLC, 8.137%,
10/01/19 (e)                                                      2,562    2,818
Inergy LP, 6.875%, 12/15/14, Callable
12/15/09 @ 103.44                                                 1,910    1,738
IPALCO Enterprises, Inc., 8.375%,
11/14/08                                                          5,000    5,238
Legrand Holding SA, 10.500%,
02/15/13, Callable 02/15/08 @ 105.25                              3,870    4,373
Legrand Holding SA, 8.500%,
02/15/25                                                            550      661
Midwest Generation LLC, 8.750%,
05/01/34, Callable 05/01/09 @ 104.38 (e)                            686      755
Midwest Generation LLC, Ser A,
8.300%, 07/02/09                                                  3,350    3,492

Midwest Generation LLC, Ser B,
8.560%, 01/02/16                                                10,313    11,215
Mirant North America LLC, 7.375%,
12/31/13, Callable 12/31/09 @ 103.69 (d) (e)                     6,205     6,275
MSW Energy Holdings LLC, 8.500%,
09/01/10, Callable 09/01/07 @ 104.25                             4,450     4,739
MSW Energy Holdings LLC, Ser B,
7.375%, 09/01/10, Callable 09/01/07 @ 103.69 (e)                 6,341     6,515
Nevada Power Co., Ser A, 8.250%,
06/01/11                                                           165       183
NRG Energy, Inc., 8.000%, 12/15/13,
Callable 12/15/08 @ 104.00                                       5,998     6,688
PSEG Energy Holdings LLC, 8.625%,
02/15/08                                                        11,670    12,137
PSEG Energy Holdings LLC, 10.000%,
10/01/09                                                           646       711
Sierra Pacific Resources, 7.803%,
06/15/12, Callable 06/15/09 @ 103.90                             2,089     2,211
Sierra Pacific Resources, 6.750%,
08/15/17, Callable 08/15/10 @ 103.38 (d)                         2,260     2,249
Sithe/Independence Funding Corp., Ser
A, 8.500%, 06/30/07                                              1,425     1,444
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                              6,300     6,806
TECO Energy, Inc., 6.250%, 05/01/10,
Callable 05/01/07 @ 102.00 (b)                                   3,110     3,172
TECO Energy, Inc., 7.200%, 05/01/11                                605       638
Tenaska Alabama Partners LP, 7.000%,
06/30/21 (d)                                                     4,585     4,612
Texas Genco LLC, 6.875%, 12/15/14,
Callable 12/15/09 @ 103.44 (d)                                  11,060    11,972
TXU Corp., Ser O, 4.800%, 11/15/09                               3,340     3,213
TXU Corp., Ser P, 5.550%, 11/15/14 (e)                           1,065     1,012
                                                                         -------
                                                                         156,966
                                                                         -------
ELECTRONICS (0.7%)
Fisher Scientific International, Inc.,
6.750%, 08/15/14, Callable 08/15/09 @ 103.38                     2,440     2,544
Fisher Scientific International, Inc.,
6.125%, 07/01/15 (d)                                             3,555     3,555
Sanmina-SCI Corp., 10.375%,
01/15/10, Callable 01/15/07 @ 105.19                             2,555     2,823
                                                                         -------
                                                                           8,922
                                                                         -------
ENERGY - ALTERNATIVE SERVICES (0.2%)
Salton Sea Funding Corp., Ser C,
7.840%, 05/30/10                                                 1,423     1,482
Salton Sea Funding Corp., Ser F,
7.475%, 11/30/18                                                 1,234     1,355
                                                                         -------
                                                                           2,837
                                                                         -------
ENTERTAINMENT (1.6%)
Capitol Records, Inc., 8.375%, 08/15/09 (d)                      5,908     6,218
Isle of Capri Casinos, Inc., 9.000%,
03/15/12, Callable 03/15/07 @ 104.50                             2,705     2,861

Penn National Gaming, Inc., 8.875%,
03/15/10, Callable 03/15/06 @ 104.44                              2,025    2,126
Seneca Gaming Corp., 7.250%,
05/01/12, Callable 05/01/08 @ 103.63 (d)                          1,570    1,580
Warner Music Group Corp., 7.375%,
04/15/14, Callable 04/15/09 @ 103.69                              6,572    6,522
WMG Holdings Corp., 10.054%,
12/15/14, Callable 12/15/09 @ 104.75 (c)(g)                       1,508    1,056
                                                                          ------
                                                                          20,363
                                                                          ------
ENVIRONMENT CONTROL (0.2%)
Casella Waste Systems, Inc., 9.750%,
02/01/13, Callable 02/01/08 @ 104.88                              2,025    2,131
                                                                          ------
FOOD (2.3%)
Dean Foods Co., 8.150%, 08/01/07                                  8,277    8,506
Del Monte Corp., 8.625%, 12/15/12,
Callable 12/15/07 @ 104.31                                        1,877    1,994
Pilgrim's Pride Corp., 9.625%,
09/15/11, Callable 09/15/06 @ 104.81 (e)                          1,915    2,039
Smithfield Foods, Inc., Ser B, 8.000%,
10/15/09                                                          3,990    4,209
Smithfield Foods, Inc., Ser B, 7.750%,
05/15/13                                                          3,470    3,670
Stater Brothers Holdings, Inc., 8.125%,
06/15/12, Callable 06/15/08 @ 104.06                              1,960    1,940
Swift & Co., 10.125%, 10/01/09,
Callable 10/01/06 @ 105.06                                        3,580    3,696
United Agri Products, Inc., 8.250%,
12/15/11, Callable 12/15/07 @ 104.12                              3,055    3,208
                                                                          ------
                                                                          29,262
                                                                          ------
FOREST PRODUCTS & PAPER (0.5%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                              1,160    1,128
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                              1,474    1,378
Georgia-Pacific Corp., 8.125%,
05/15/11                                                          2,927    2,931
Georgia-Pacific Corp., 9.500%, 12/01/11                           1,435    1,512
                                                                          ------
                                                                           6,949
                                                                          ------
GAS (0.4%)
Colorado Interstate Gas Co., 5.950%,
03/15/15                                                          1,595    1,541
Colorado Interstate Gas Co., 6.800%, 11/15/15 (d)                 3,890    3,974
                                                                          ------
                                                                           5,515
                                                                          ------
HEALTHCARE - PRODUCTS (0.2%)
Sybron Dental Specialties, Inc., 8.125%,
06/15/12, Callable 06/15/07 @ 104.06                              2,592    2,722
                                                                          ------
HEALTHCARE - SERVICES (4.3%)
Coventry Health Care, Inc., 5.875%,
01/15/12                                                          1,430    1,444
Coventry Health Care, Inc., 8.125%,
02/15/12, Callable 02/15/07 @ 104.06                              5,478    5,820

Coventry Health Care, Inc., 6.125%,
01/15/15                                                          1,115    1,143
DaVita, Inc., 6.625%, 03/15/13,
Callable 03/15/09 @ 103.31                                        6,825    6,944
HCA, Inc., 5.500%, 12/01/09 (e)                                   9,665    9,546
HCA, Inc., 8.750%, 09/01/10                                       5,983    6,617
HCA, Inc., 7.875%, 02/01/11                                       5,882    6,324
HCA, Inc., 6.250%, 02/15/13                                       2,000    2,001
HCA, Inc., 7.500%, 11/15/95                                       6,001    5,736
PacifiCare Health Systems, Inc.,
10.750%, 06/01/09, Callable 6/1/06 @ 105.38                       4,276    4,581
Select Medical Corp., 7.625%,
02/01/15, Callable 02/01/10 @ 103.81                              1,425    1,372
Triad Hospitals, Inc., 7.000%, 05/15/12,
Callable 05/15/08 @ 103.50                                        2,790    2,849
                                                                          ------
                                                                          54,377
                                                                          ------
HOLDING COMPANIES-DIVERSIFIED (0.6%)
Leucadia National Corp., 7.000%,
08/15/13                                                          3,965    3,945
Leucadia National Corp., 8.650%,
01/15/27, Callable 01/15/07 @ 104.28                                135      140
Nell AF Sarl, 8.375%, 08/15/15,
Callable 08/15/10 @ 104.19 (d)(e)                                 3,710    3,673
                                                                          ------
                                                                           7,758
                                                                          ------
HOME BUILDERS (0.1%)
D.R. Horton, Inc., 8.000%, 02/01/09                                 280      298
Pulte Homes, Inc., 7.875%, 08/01/11                                 695      764
                                                                          ------
                                                                           1,062
                                                                          ------
INSURANCE (1.0%)
AFC Capital Trust I, Ser B, 8.207%,
02/03/27                                                          3,812    4,034
Allmerica Financial Corp., 7.625%,
10/15/25                                                          1,540    1,579
Markel Capital Trust I, Ser B, 8.710%,
01/01/46, Callable 01/01/07 @ 104.36                              4,025    4,327
Markel Corp., 7.350%, 08/15/34                                    1,710    1,840
UnumProvident Corp., 7.625%,
03/01/11                                                            870      938
                                                                          ------
                                                                          12,718
                                                                          ------
LODGING (5.3%)
Aztar Corp., 9.000%, 08/15/11, Callable
08/15/06 @ 104.50                                                 1,410    1,493
Boyd Gaming Corp., 8.750%, 04/15/12,
Callable 04/15/07 @ 104.38 (e)                                    3,815    4,092
Boyd Gaming Corp., 7.750%, 12/15/12,
Callable 12/15/07 @ 103.88                                        2,200    2,305
Boyd Gaming Corp., 6.750%, 04/15/14,
Callable 04/15/09 @ 103.38 (e)                                      105      104
Caesars Entertainment, Inc., 9.375%,
02/15/07                                                          1,855    1,932
Caesars Entertainment, Inc., 8.875%,
09/15/08                                                          1,700    1,838
Caesars Entertainment, Inc., 7.875%,
03/15/10                                                            300      323
Caesars Entertainment, Inc., 8.125%,
05/15/11                                                          8,611    9,504

Chumash Casino & Resort Enterprise,
9.000%, 07/15/10, Callable 07/15/06 @
104.50 (d)                                                        3,073    3,265
Gaylord Entertainment Co., 8.000%,
11/15/13, Callable 11/15/08 @ 104                                 1,530    1,603
La Quinta Corp., 7.000%, 08/15/07                                   190      196
Mandalay Resort Group, Ser B,
10.250%, 08/01/07                                                10,956   11,682
MGM Mirage, Inc., 9.750%, 06/01/07                                6,965    7,339
MGM Mirage, Inc., 8.500%, 09/15/10                               16,294   17,658
Station Casinos, Inc., 6.000%,
04/01/12, Callable 04/01/08 @ 102.25                              4,267    4,256
                                                                          ------
                                                                          67,590
                                                                          ------
MACHINERY DIVERSIFIED (0.4%)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56 (d)                          2,000    2,040
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                                 2,685    2,860
                                                                          ------
                                                                           4,900
                                                                          ------
MEDIA (7.9%)
AT&T Broadband, 8.375%, 03/15/13                                  1,000    1,157
Block Communications, Inc., 8.250%,
12/15/15, Callable 12/15/10 @ 104.13 (d) (e)                      1,715    1,698
BSKYB Finance UK PLC, 6.500%,
10/15/35 (d)                                                      1,025    1,021
Cablevision Systems Corp., 8.000%,
04/15/12 (e)                                                      1,975    1,847
CanWest Media, Inc., 8.000%,
09/15/12, Callable 09/15/11 @ 100                                10,562   10,786
Clear Channel Communications, Inc.,
7.650%, 09/15/10                                                    800      856
Corus Entertainment, Inc., 8.750%,
03/01/12, Callable 03/01/07 @ 104.38                              5,386    5,830
Cox Enterprises, Inc., 8.000%, 02/15/07 (d)                       1,100    1,127
CSC Holdings, Inc., 7.000%, 04/15/12 (d)                          1,330    1,257
CSC Holdings, Inc., Ser B, 8.125%,
07/15/09 (e)                                                      1,360    1,374
CSC Holdings, Inc., Ser B, 8.125%,
08/15/09                                                          2,025    2,045
Dex Media East Finance Co., 9.875%,
11/15/09, Callable 11/15/06 @ 104.94                              1,270    1,373
Dex Media East Finance Co., 12.125%,
11/15/12, Callable 11/15/07 @ 106.06                              1,175    1,375
Dex Media West Finance, Ser B,
9.875%, 08/15/13, Callable 08/15/08 @ 104.94                      6,200    6,882
DirecTV Holdings LLC, 8.375%,
03/15/13, Callable 03/15/08 @ 104.19                             17,250   18,544
EchoStar DBS Corp., 9.125%,
01/15/09, Callable 01/15/06 @ 104.56                              1,100    1,151
Gray Television, Inc., 9.250%,
12/15/11, Callable 12/15/06 @ 104.62                              5,662    6,044
Houghton Mifflin Co., 8.250%,
02/01/11, Callable 02/01/07 @ 104.12                              3,745    3,867
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31 (d)                          4,475    4,710

Liberty Media Corp., 7.875%,
07/15/09                                                           500       527
LIN Television Corp., Ser B, 6.500%,
05/15/13, Callable 05/15/08 @ 103.25                             2,305     2,210
PRIMEDIA, Inc., 8.875%, 05/15/11,
Callable 05/15/06 @ 104.44                                       2,268     2,092
PRIMEDIA, Inc., 8.000%, 05/15/13,
Callable 05/15/08 @ 104                                          4,105     3,474
Quebecor Media, Inc., 11.125%,
07/15/11, Callable 07/15/06 @ 105.56                             3,815     4,130
Radio One, Inc., Ser B, 8.875%,                                  2,725     2,875
07/01/11, Callable 07/01/06 @ 104.44
Readers-Digest Association, Inc.,
6.500%, 03/01/11, Callable 03/01/08 @ 103.25                     6,176     6,037
Rogers Cable, Inc., 7.875%, 05/01/12                               911       978
Rogers Cable, Inc., 6.250%, 06/15/13                               270       266
Rogers Cable, Inc., 8.750%, 05/01/32                             3,930     4,520
Shaw Communications, Inc., 8.250%,
04/11/10                                                         1,455     1,562
                                                                         -------
                                                                         101,615
                                                                         -------
MISCELLANEOUS MANUFACTURER (0.3%)
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                                       3,226     3,500
Tyco International Group SA, 6.375%,
10/15/11                                                           290       301
                                                                         -------
                                                                           3,801
                                                                         -------
OFFICE / BUSINESS EQUIPMENT (1.7%)
Xerox Capital Trust I, 8.000%,
02/01/27, Callable 02/01/07 @ 102.45 (e)                         1,450     1,494
Xerox Corp., 9.750%, 01/15/09                                   14,129    15,630
Xerox Corp., 7.125%, 06/15/10                                    1,440     1,499
Xerox Corp., 6.875%, 08/15/11                                    3,415     3,535
                                                                         -------
                                                                          22,158
                                                                         -------
OIL & GAS (10.4%)
Amerada Hess Corp., 6.650%,
08/15/11                                                           735       790
AmeriGas Partners LP, 10.000%,
04/15/06                                                         1,050     1,061
Chesapeake Energy Corp., 7.500%,
09/15/13, Callable 09/15/08 @ 103.75                            11,732    12,464
Chesapeake Energy Corp., 7.500%,
06/15/14, Callable 06/15/09 @ 103.75 (e)                         7,384     7,827
Chesapeake Energy Corp., 7.750%,
01/15/15, Callable 01/15/08 @ 103.88                             2,770     2,936
Chesapeake Energy Corp., 6.375%,
06/15/15, Callable 12/15/09 @ 103.19                             1,940     1,940
Chesapeake Energy Corp., 6.500%,
08/15/17 (d) (e)                                                 8,655     8,698
Chesapeake Energy Corp., 6.875%,
11/15/20 (d)                                                     1,830     1,853
Compagnie Gererale de Geophysique
SA, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75                 1,890     1,956

Compton Petroleum Corp., 7.625%,
12/01/13, Callable 12/01/09 @ 103.81 (d)                         2,455     2,510
Denbury Resources, Inc., 7.500%,
12/15/15, Callable 12/15/10 @ 103.75                               920       932
Encore Acquisition Co., 6.000%,
07/15/15, Callable 07/15/10 @ 103                                4,925     4,531
Encore Acquisition Co., 7.250%,
12/01/17, Callable 12/01/10 @ 103.63                               745       738
Enterprise Products Operating LP,
7.500%, 02/01/11                                                 4,415     4,803
Enterprise Products Operating LP, Ser
B, 5.600%, 10/15/14                                              8,080     8,074
Enterprise Products Operating LP, Ser
B, 5.000%, 03/01/15                                              5,325     5,073
Enterprise Products Operating LP, Ser
B, 6.650%, 10/15/34                                              2,450     2,530
EXCO Resources, Inc., 7.250%,
01/15/11, Callable 01/15/07 @ 105.44                             2,883     2,926
Ferrellgas Partners LP, 6.750%,
05/01/14, Callable 05/01/09 @ 103.38                               681       644
Forest Oil Corp., 8.000%, 06/15/08                               4,684     4,883
Forest Oil Corp., 8.000%, 12/15/11                               3,913     4,275
Grant Prideco, Inc., 6.125%, 08/15/15,
Callable 08/15/10 @ 103.06 (d)                                     875       873
Kerr-McGee Corp., 6.875%, 09/15/11 (e)                          14,630    15,631
Kerr-McGee Corp., 6.950%, 07/01/24                               8,695     9,222
Premcor Refining Group, Inc. (The),
9.250%, 02/01/10, Callable 02/01/07 @ 104.63                     6,702     7,262
Premcor Refining Group, Inc. (The),
6.750%, 02/01/11                                                 2,737     2,899
Premcor Refining Group, Inc. (The),
6.125%, 05/01/11                                                   911       942
Range Resources Corp., 7.375%,
07/15/13, Callable 07/15/08 @ 103.69                             1,650     1,708
Tesoro Corp., 6.625%, 11/01/15,
Callable 11/01/10 @ 103.31 (d) (e)                               2,195     2,217
Western Oil Sands, Inc., 8.375%,
05/01/12                                                         9,459    10,629
                                                                         -------
                                                                         132,827
                                                                         -------
OIL & GAS SERVICES (0.4%)
Hanover Compressor Co., 8.625%,
12/15/10, Callable 12/15/07 @ 104.31                             1,795     1,898
Hanover Equipment Trust 01, Ser B,
8.750%, 09/01/11, Callable 09/01/06 @ 104.38                     3,571     3,777
                                                                         -------
                                                                           5,675
                                                                         -------
PACKAGING & CONTAINERS (1.0%)
Ball Corp., 6.875%, 12/15/12, Callable
12/15/07 @ 103.44                                                  450       465
Crown Americas, Inc., 7.625%,
11/15/13, Callable 11/15/09 @ 103.81 (d)                         3,845     3,989
Crown Cork & Seal Co., Inc., 8.000%,
04/15/23, Callable 04/15/06 @ 102.67                               780       749
Owens-Brockway Glass Container, Inc.,
8.875%, 02/15/09, Callable 02/15/06 @ 104.44                     3,910     4,081

Silgan Holdings, Inc., 6.750%,
11/15/13, Callable 11/15/08 @ 103.38                             3,000     2,985
                                                                          ------
                                                                          12,269
                                                                          ------
PHARMACEUTICALS (0.5%)
Omnicare, Inc., 6.875%, 12/15/15,
Callable 12/15/10 @ 103.44 (e)                                   6,375     6,471
                                                                          ------
PIPELINES (5.1%)
Atlas Pipeline Partners LP, 8.125%,
12/15/15, Callable 12/15/10 @ 104.06 (d)                         1,015     1,024
Dynegy Holdings, Inc., 10.125%,
07/15/13, Callable 07/15/08 @ 105.06 (d)                         3,994     4,513
El Paso Natural Gas Co., 8.625%,
01/15/22                                                         3,800     4,311
El Paso Natural Gas Co., 8.375%,
06/15/32                                                         3,760     4,247
El Paso Natural Gas Co., Ser A,
7.625%, 08/01/10, Callable 08/01/07 @
103.81                                                           2,885     3,034
MarkWest Energy Partners, 6.875%,
11/01/14, Callable 11/01/09 @ 103.44 (d)                         1,845     1,697
Southern Natural Gas Co., 6.125%,
09/15/08                                                         1,950     1,950
Southern Natural Gas Co., 8.000%,
03/01/32                                                         2,985     3,273
Targa Resources, Inc., 8.500%,
11/01/13, Callable 11/01/09 @ 104.25 (d) (e)                     2,355     2,414
Tennessee Gas Pipeline Co., 7.500%,
04/01/17                                                           645       691
Tennessee Gas Pipeline Co., 8.375%,
06/15/32                                                         1,480     1,679
Transcontinental Gas Pipe Line Corp.,
Ser B, 8.875%, 07/15/12                                          1,015     1,162
Williams Cos., Inc. (The), 7.125%,
09/01/11 (e)                                                    15,195    15,785
Williams Cos., Inc. (The), 8.125%,
03/15/12 (e)                                                     6,220     6,780
Williams Cos., Inc. (The), 7.750%,
06/15/31                                                           585       617
Williams Cos., Inc. (The), 8.750%,
03/15/32                                                         9,909    11,494
                                                                          ------
                                                                          64,671
                                                                          ------
REAL ESTATE (1.0%)
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @
103.56 (d)                                                       6,615     6,615
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                             2,466     2,688
CB Richard Ellis Group, Inc., 11.250%,
06/15/11, Callable 06/15/06 @ 105.63                             3,265     3,510
                                                                          ------
                                                                          12,813
                                                                          ------
REITS (2.4%)
Host Marriott Corp., Ser G, 9.250%,
10/01/07                                                         2,898     3,057

Host Marriott Corp., Ser I, 9.500%,
01/15/07 (e)                                                     7,545     7,809
Omega Healthcare Investors, Inc.,
7.000%, 04/01/14, Callable 04/01/09 @
103.50                                                           2,270     2,279
Omega Healthcare Investors, Inc.,
7.000%, 04/01/14, Callable 04/01/09 @
103.50 (d)                                                       2,700     2,710
Omega Healthcare Investors, Inc.,
7.000%, 01/15/16, Callable 01/15/11 @
103.50 (d)                                                       2,105     2,087
Rouse Co. (The), 8.000%, 04/30/09                                3,725     3,964
Rouse Co. (The), 7.200%, 09/15/12                                2,475     2,597
Ventas Realty LP, 6.750%, 06/01/10                               1,825     1,871
Ventas Realty LP, 6.625%, 10/15/14,
Callable 10/15/09 @ 103.31                                       1,505     1,539
Ventas Realty LP, 7.125%, 06/01/15,
Callable 06/01/10 @ 103.56                                       1,565     1,643
Ventas Realty LP, 6.500%, 06/01/16,
Callable 06/01/11 @ 103.25 (d)                                     990       995
                                                                          ------
                                                                          30,551
                                                                          ------
RETAIL (1.1%)
AmeriGas Partners LP, 7.250%,
05/20/15, Callable 05/20/10 @ 103.63                             3,430     3,499
Carrols Corp., 9.000%, 01/15/13,
Callable 01/15/09 @ 104.50                                         735       715
Harry & David Holdings, Inc., 9.000%,
03/01/13, Callable 03/01/09 @ 104.50                             1,180     1,183
J.C. Penney Co., Inc., 8.000%,
03/01/10                                                         1,065     1,166
J.C. Penney Co., Inc., 9.000%,
08/01/12                                                         1,145     1,347
Pantry, Inc. (The), 7.750%, 02/15/14,
Callable 02/15/09 @ 103.88                                       1,555     1,555
Rite Aid Corp., 8.125%, 05/01/10,
Callable 05/01/07 @ 104.06                                         625       636
Rite Aid Corp., 9.500%, 02/15/11,
Callable 02/15/07 @ 104.75                                         630       665
Rite Aid Corp., 7.500%, 01/15/15,
Callable 01/15/10 @ 103.75                                       2,630     2,485
United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81                               475       500
                                                                          ------
                                                                          13,751
                                                                          ------
SEMICONDUCTORS (1.0%)
Advanced Micro Devices, Inc., 7.750%,
11/01/12, Callable 11/01/08 @ 103.88                             3,000     3,030
Freescale Semiconductor, Inc., 6.900%,
07/15/09, Callable 07/15/06 @ 102 (b) (e)                        2,933     3,014
Freescale Semiconductor, Inc., 6.875%,
07/15/11, Callable 07/15/08 @ 103.44                             2,685     2,819
Freescale Semiconductor, Inc., 7.125%,
07/15/14, Callable 07/15/09 @ 103.56                             3,525     3,754
                                                                          ------
                                                                          12,617
                                                                          ------
TELECOMMUNICATIONS (11.9%)
AT&T Corp., 9.750%, 11/15/31                                     4,855     6,098
Citizens Communications Co., 7.625%,
08/15/08                                                         7,430     7,746
Citizens Communications Co., 9.250%,
05/15/11                                                        12,010    13,241

Citizens Communications Co., 6.250%,
01/15/13                                                       3,160       3,057
Inmarsat Finance II PLC, 7.729%,
11/15/12, Callable 11/15/08 @ 105.19 (c) (g)                   2,630       2,193
Inmarsat Group Ltd., 7.625%, 06/30/12,
Callable 03/01/08 @ 103.81                                     4,733       4,881
Intelsat Ltd., 8.250%, 01/15/13,
Callable 01/15/09 @ 104.13 (d)                                11,025      11,135
MCI, Inc., 6.908%, 05/01/07                                    5,880       5,924
MCI, Inc., 7.688%, 05/01/09, Callable
05/01/06 @ 102.84                                              4,835       4,992
MCI, Inc., 8.735%, 05/01/14                                   19,008      21,028
National Cable PLC, 8.750%, 04/15/14,
Callable 04/15/09 @ 104.38 (e)                                 6,314       6,598
PanAmSat Holdings Corp., 9.000%,                               2,455       2,572
08/15/14, Callable 08/15/09 @ 104.50
Qwest Communications International,
Inc., 7.840%, 02/15/09, Callable 02/15/06
@ 102 (b)                                                      3,360       3,406
Qwest Communications International,
Inc., 7.250%, 02/15/11, Callable 02/15/08
@ 103.62 (e)                                                   2,150       2,193
Qwest Corp., 7.875%, 09/01/11                                 14,190      15,290
Qwest Corp., 8.875%, 03/15/12                                    865         975
Qwest Corp., 7.741%, 06/15/13 (b) (d)                          3,000       3,236
Qwest Corp., 7.625%, 06/15/15 (d)                              2,900       3,103
Qwest Corp., 8.875%, 06/01/31,                                 2,380       2,487
Callable 06/01/07 @ 104.14
Rogers Wireless, Inc., 7.616%,
12/15/10, Callable 12/15/06 @ 102 (b)                          2,295       2,370
Rogers Wireless, Inc., 9.625%,
05/01/11                                                       1,358       1,562
Rogers Wireless, Inc., 7.250%,
12/15/12                                                       6,475       6,807
Rogers Wireless, Inc., 6.375%,
03/01/14                                                      10,975      11,002
Rogers Wireless, Inc., 7.500%, 03/15/15 (e)                      600         648
Rogers Wireless, Inc., 9.750%,
06/01/16                                                       3,770       4,552
U.S. West Communications, 5.625%,
11/15/08 (e)                                                   2,255       2,232
Valor Telecommunications Enterprise
LLC, 7.750%, 02/15/15, Callable
02/15/10 @ 103.88                                              2,580       2,696
                                                                       ---------
                                                                         152,024
                                                                       ---------
TRANSPORTATION (0.5%)
CHC Helicopter Corp., 7.375%,
05/01/14, Callable 05/01/09 @ 103.69                           3,907       3,951
Petroleum Helicopters, Inc., Ser B,
9.375%, 05/01/09, Callable 05/01/06 @
104.69                                                         2,435       2,566
                                                                       ---------
                                                                           6,517
                                                                       ---------
TOTAL CORPORATE BONDS (COST $1,126,761)                                1,124,759
                                                                       ---------
U.S. TREASURY OBLIGATIONS (9.2%)
U.S. TREASURY BONDS (1.3%)

5.375%, 02/15/31 (e)                                         15,310       17,197
                                                                      ----------
U.S. TREASURY NOTES (7.9%)
3.875%, 07/15/10 (e)                                         20,000       19,602
4.500%, 11/15/15 (e)                                         80,100       80,757
                                                                      ----------
                                                                         100,359
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $116,715)                          117,556
                                                                      ----------
SHORT-TERM INVESTMENTS (15.2%)
CSFB Enhanced Liquidity Portfolio (f)                   194,835,398      194,835
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS (COST $194,835)                             194,835
                                                                      ----------
REPURCHASE AGREEMENTS (2.0%)
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $29,509,016
(collateralized by U.S. Government
Agencies, DN, due 04/01/32-01/01/34;
total market value $26,299,498)                              25,784       25,784
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $25,784)                                25,784
                                                                      ----------
TOTAL INVESTMENTS (COST $1,464,095) (A) - 114.4%                       1,462,934
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.4)%                         (184,443)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,278,491
                                                                      ==========

----------
(a) Cost for federal income tax purposes is $1,464,197 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 14,253
Unrealized Depreciation..................    (15,515)
                                            --------
Unrealized Appreciation (Depreciation)...   $ (1,262)
                                            ========

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $188,185.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (7.0%)
AUTOMOBILE ABS (4.9%)
Capital Auto Receivables Asset Trust,
3.580%, 10/16/06                                               $  407    $   407
Capital One Prime Auto Receivable
Trust, Ser 2005-1, Cl A3, 4.320%,
08/15/09                                                        4,260      4,229
Daimler Chrysler Master Owner Trust,
Ser 2005-C, Cl A, 4.393%, 12/15/10 (b)                          3,125      3,122
Honda Auto Receivables Owner Trust,
Ser 2005-6, Cl A3, 4.800%, 10/19/09                             2,520      2,523
Nissan Auto Receivables Owner Trust,
Ser 2003-B, Cl A4, 2.050%, 03/16/09                             1,625      1,586
USAA Auto Owner Trust, Ser 2004-1,
Cl A3, 2.060%, 04/15/08                                         2,637      2,607
                                                                         -------
                                                                          14,474
                                                                         -------
CREDIT CARD ABS (2.1%)
Citibank Credit Card Issuance Trust,
2.550%, 01/20/09                                                3,525      3,443
MBNA Credit Card Master Note Trust,
3.650%, 03/15/11                                                2,675      2,596
                                                                         -------
                                                                           6,039
                                                                         -------
TOTAL ASSET BACKED SECURITIES (COST $20,655)                              20,513
                                                                         -------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%)
Adjustable Rate Mortgage Trust, Ser
2005-1, Cl 2A22, 4.625%, 05/25/35 (b)                           1,640      1,607
Bear Stearns Commercial Mortgage
Securities, Ser 2005-T20, Cl A1, 4.940%,
10/12/42                                                        1,990      1,987
Countrywide Home Loans, Inc., Ser
2004-21, Cl A10, 6.000%, 11/25/34                               1,601      1,608
First Horizon Alternative Mortgage
Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35 (b)                                            3,075      3,067
J.P. Morgan Chase Commercial
Mortgage Securities, Ser 2005-LDP1, Cl
A2, 4.625%, 03/15/46                                            2,395      2,358
J.P. Morgan Mortgage Trust, Ser
2005-A1, Cl 5A1, 4.485%, 02/25/35 (b)                           4,636      4,507
Wachovia Bank Commercial Mortgage
Trust, Ser 2005-C16, Cl A2, 4.380%,
10/15/41                                                        3,635      3,548
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)                                        1,450      1,439
Wells Fargo Mortgage Backed Securities
Trust, Ser 2004-S, Cl A5, 3.540%,
09/25/34 (b)                                                    3,225      3,101
                                                                         -------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $23,628)                  23,222
                                                                          ------
COMMERCIAL PAPERS (1.0%)
BANKS (1.0%)
UBS Finance Delaware LLC, 4.192%,
01/03/06 (e)                                                      3,000    2,999
                                                                          ------
TOTAL COMMERCIAL PAPERS (COST $2,999)                                      2,999
                                                                          ------
CORPORATE BONDS (29.4%)
BANKS (3.7%)
Bank One Corp., 7.600%, 05/01/07                                  3,441    3,554
BankBoston Corp., 6.500%, 12/19/07                                3,815    3,942
Wachovia Corp., 6.375%, 02/01/09                                  3,300    3,428
                                                                          ------
                                                                          10,924
                                                                          ------
COMPUTERS (0.3%)
NCR Corp., 7.125%, 06/15/09                                         955      999
                                                                          ------
COSMETICS/PERSONAL CARE (0.3%)
Gillette Co. (The), 3.500%, 10/15/07,
Callable 04/15/06 @ 100                                             873      854
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (18.2%)
Bear Stearns & Co., Inc. (The), 5.700%,
01/15/07                                                          4,715    4,753
Capital One Financial Corp., 8.750%,
02/01/07                                                            770      800
CIT Group, Inc., 4.000%, 05/08/08                                   890      871
CIT Group, Inc., 4.250%, 02/01/10                                 2,340    2,277
Credit Suisse First Boston USA, Inc.,
5.875%, 08/01/06                                                  3,420    3,440
General Electric Capital Corp., 4.125%,
03/04/08                                                          4,765    4,692
General Electric Capital Corp., 4.875%,
10/21/10                                                          1,700    1,696
Golden West Financial Corp., 4.125%,
08/15/07                                                          3,035    3,004
Goldman Sachs Group, Inc., (The),
7.350%, 10/01/09                                                  3,510    3,778
HSBC Finance Corp., 4.125%,
03/11/08                                                          3,400    3,340
John Deere Capital Corp., 3.900%,
01/15/08                                                          3,130    3,069
Lehman Brothers Holdings, Inc.,
6.250%, 05/15/06                                                  2,720    2,734
Merrill Lynch & Co., Inc., 4.790%,
08/04/10                                                          1,725    1,706
Merrill Lynch & Co., Inc., Ser MTN,
4.831%, 10/27/08                                                  1,700    1,697
Morgan Stanley, 5.800%, 04/01/07                                  3,175    3,207
National Rural Utilities Cooperative
Finance Corp., 3.000%, 02/15/06                                   4,160    4,153
Salomon Smith Barney Holdings,
6.500%, 02/15/08                                                  3,705    3,829
SLM Corp., Ser A, 4.691%, 09/15/06                                4,040    4,047
                                                                          ------
                                                                          53,093
                                                                          ------
ELECTRIC (0.6%)
American Electric Power Co., Inc., Ser
A, 6.125%, 05/15/06                                                 339      341

Commonwealth Edison, Co., 7.625%,
01/15/07                                                          1,400    1,434
                                                                          ------
                                                                           1,775
                                                                          ------
LODGING (0.5%)
Park Place Entertainment, 8.500%,
11/15/06                                                          1,390    1,426
                                                                          ------
MEDIA (0.4%)
Time Warner, Inc., 6.150%, 05/01/07                               1,215    1,230
                                                                          ------
OIL & GAS (0.5%)
Devon Energy Corp., 2.750%,
08/01/06                                                          1,450    1,430
                                                                          ------
PIPELINES (0.3%)
Arkla, Inc., 8.900%, 12/15/06                                       860      889
                                                                          ------
REITS (1.1%)
Equity Office Properties Trust, 8.375%,
03/15/06                                                          1,580    1,591
Simon Property Group LP, 6.375%,
11/15/07                                                          1,500    1,533
                                                                          ------
                                                                           3,124
                                                                          ------
TELECOMMUNICATIONS (3.5%)
France Telecom SA, 7.200%, 03/01/06 (b)                           3,510    3,524
SBC Communications, Inc., 4.542%,
11/14/08 (b)                                                      2,180    2,183
SBC Communications, Inc., 4.125%,
09/15/09                                                            790      763
Verizon Global Funding Corp., 6.125%,
06/15/07 (c)                                                      1,753    1,783
Verizon Wireless, Inc., 5.375%,
12/15/06                                                          2,145    2,152
                                                                          ------
                                                                          10,405
                                                                          ------
TOTAL CORPORATE BONDS (COST $86,955)                                      86,149
                                                                          ------
U.S. GOVERNMENT AGENCIES (35.7%)
FANNIE MAE (13.4%)
2.625%, 11/15/06                                                  3,255    3,197
2.625%, 01/19/07                                                  4,625    4,524
7.004%, 08/01/07                                                    885      904
6.805%, 11/01/07                                                  3,307    3,357
4.200%, 03/24/08, Callable 03/24/06 @                             3,425    3,380
100 (c)
6.070%, 10/01/08                                                  2,138    2,161
3.810%, 12/01/08 (b)                                              3,600    3,526
6.575%, 07/01/09                                                  2,478    2,574
6.850%, 08/01/09                                                  3,455    3,617
4.000%, 12/01/14                                                  3,983    3,845
5.000%, 11/25/26                                                  2,711    2,704
5.333%, 09/01/33 (b)                                              1,379    1,391
5.302%, 10/01/33 (b)                                              1,591    1,624
4.332%, 03/01/34 (b)                                              2,587    2,561
                                                                          ------
                                                                          39,365
                                                                          ------
FEDERAL HOME LOAN BANK (2.1%)
3.750%, 01/16/07                                                  6,135    6,072
                                                                          ------
FREDDIE MAC (20.2%)
2.375%, 02/15/07                                                  2,875    2,801
3.750%, 08/03/07 (c)                                              8,390    8,263
4.500%, 08/22/07, Callable 08/22/06 @
100 (c)                                                          13,520   13,440

4.000%, 07/01/08                                               2,242      2,198
5.050%, 12/08/08, Callable 12/08/06 @ 100                      4,395      4,399
4.625%, 12/19/08                                               3,600      3,591
5.750%, 03/15/09                                               1,740      1,791
5.000%, 11/01/10, Callable 11/01/07 @ 100                      6,280      6,232
4.500%, 12/16/10                                               2,620      2,588
3.750%, 12/15/11                                               2,251      2,193
4.500%, 08/15/19                                                 124        122
5.000%, 12/15/20                                               4,016      4,014
4.500%, 10/15/28                                               2,899      2,846
4.283%, 03/01/34 (b)                                           2,696      2,637
4.980%, 04/01/34 (b)                                           2,254      2,248
                                                                       --------
                                                                         59,363
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $106,217)                          104,800
                                                                       --------
U.S. TREASURY OBLIGATIONS (17.0%)
U.S. TREASURY NOTES (17.0%)
2.250%, 02/15/07 (c)                                          16,000     15,618
2.750%, 08/15/07 (c)                                          13,615     13,263
4.250%, 10/31/07 (c)                                           2,000      1,994
2.625%, 05/15/08 (c)                                          19,880     19,097
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $50,497)                           49,972
                                                                       --------
SHORT-TERM INVESTMENTS (23.7%)
CSFB Enhanced Liquidity Portfolio (d)                     69,547,375     69,547
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $69,547)                              69,547
                                                                       --------
MONEY MARKET FUNDS (1.4%)
Federated Prime Value Money Market Fund                    4,111,113      4,111
                                                                       --------
TOTAL MONEY MARKET FUNDS (COST $4,111)                                    4,111
                                                                       --------
TOTAL INVESTMENTS (COST $364,609) (A) - 123.1%                          361,313
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.1)%                         (67,781)
                                                                       --------
NET ASSETS - 100.0%                                                    $293,532
                                                                       ========

----------
(a) Cost for federal income tax purposes is $364,748 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $     0
Unrealized Depreciation..................    (3,435)
                                            -------
Unrealized Appreciation (Depreciation)...   $(3,435)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $67,469.

(d) This security was purchased with cash collateral held from securities lending.

(e)  Rate represents the effective yield at purchase.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SHORT-TERM U.S. TREASURY SECURITIES FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
U.S. TREASURY OBLIGATIONS (99.0%)
U.S. TREASURY NOTES (99.0%)
1.625%, 02/28/06                                              $  1,000   $   996
1.500%, 03/31/06                                                 1,000       994
2.250%, 04/30/06                                                 1,000       993
4.625%, 05/15/06                                                 1,000     1,001
2.750%, 06/30/06                                                 1,000       992
7.000%, 07/15/06                                                 1,000     1,013
2.375%, 08/31/06                                                 1,000       987
2.500%, 09/30/06                                                 1,000       986
2.500%, 10/31/06                                                 2,000     1,969
2.875%, 11/30/06                                                 2,000     1,972
3.125%, 01/31/07                                                 4,000     3,944
6.250%, 02/15/07                                                 4,000     4,077
4.375%, 05/15/07                                                12,000    11,991
3.625%, 06/30/07                                                 7,000     6,920
2.750%, 08/15/07                                                 8,000     7,793
4.000%, 08/31/07                                                 6,000     5,960
3.000%, 11/15/07                                                 6,000     5,850
3.375%, 02/15/08                                                 8,000     7,835
3.750%, 05/15/08                                                14,000    13,802
4.125%, 08/15/10                                                 1,000       990
4.500%, 11/15/10                                                 3,000     3,016
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $85,016)                            84,081
                                                                         -------
MONEY MARKET FUNDS (0.3%)
Federated U.S. Treasury Cash Reserves Fund                     218,936       219
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $219)                                         219
                                                                         -------
TOTAL INVESTMENTS (COST $85,236) (A) - 99.3%                              84,300
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                                 554
                                                                         -------
NET ASSETS - 100.0%                                                      $84,854
                                                                         =======

----------
(a) Cost for federal income tax purposes is $85,272 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $   0
Unrealized Depreciation..................    (971)
                                            -----
Unrealized Appreciation (Depreciation)...   $(971)
                                            =====

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
STRATEGIC INCOME FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                              ---------   ------
CORPORATE BONDS (28.4%)
ADVERTISING (0.2%)
R.H. Donnelley Corp., 10.875%,
12/15/12, Callable 12/15/07 @ 105.44                            $  575    $  648
                                                                          ------
AUTO PART & EQUIPMENT (0.7%)
Goodyear Tire & Rubber Co., (The),
9.000%, 07/01/15, Callable 07/01/10 @ 104.5 (d)(e)               2,000     1,970
                                                                          ------
BUILDING MATERIALS (1.1%)
Ainsworth Lumber Co. Ltd., 7.250%,
10/01/12, Callable 10/01/08 @ 100.63                             2,000     1,800
U.S. Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.19                                       1,500     1,496
                                                                          ------
                                                                           3,296
                                                                          ------
CHEMICALS (1.4%)
Huntsman International LLC, 11.625%,                             1,000     1,139
10/15/10, Callable 10/15/07 @ 105.81
Lyondell Chemical Co., Ser A, 9.625%, 05/01/07                   2,000     2,088
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @ 103.75                     1,000       996
                                                                          ------
                                                                           4,223
                                                                          ------
COMMERCIAL SERVICES (1.4%)
Ashtead Holdings PLC, 8.625%,
08/01/15, Callable 08/01/10 @ 104.31 (d)                         1,000     1,053
Hertz Corp. (The), 8.875%, 01/01/14,
Callable 01/01/10 @ 104.44 (d)                                     255       260
Hertz Corp. (The), 10.500%, 01/01/16,
Callable 01/01/11 @ 105.25 (d)(e)                                  235       242
Nationsrent, Inc., 9.500%, 05/01/15,
Callable 05/01/10 @ 104.75                                       1,400     1,469
Rural/Metro Corp., 9.875%, 03/15/15,
Callable 03/15/10 @ 104.94 (d)                                   1,000     1,020
                                                                          ------
                                                                           4,044
                                                                          ------
COMPUTERS (1.2%)
Activant Solutions, Inc., 10.500%,
06/15/11, Callable 06/15/07 @ 105.25                             1,575     1,725
Sungard Data Systems, Inc., 10.250%,
08/15/15, Callable 08/15/10 @ 105.13 (d)                         2,000     2,000
                                                                          ------
                                                                           3,725
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
CCM Merger, Inc., 8.000%, 08/01/13,
Callable 08/01/09 @ 104 (d)                                         95        91

Galaxy Entertainment Finance Co. Ltd.,
9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (d)                     120     122
Iansa Overseas, 7.250%, 07/28/12,
Callable 07/28/09 @ 103.63 (d)                                     1,000     970
RMCC Acquisition Co., 9.500%,
11/01/12, Callable 11/01/08 @ 104.75 (d)                             850     854
                                                                           -----
                                                                           2,037
                                                                           -----
ELECTRIC (2.7%)
AES Dominicana Energia SA, 11.000%,
12/13/15, Callable 12/13/10 @ 105.50 (d)                           1,600   1,600
Allegheny Energy Supply Co. LLC,
8.250%, 04/15/12 (d)                                               1,070   1,206
Aquila, Inc., 14.875%, 07/01/12                                    1,500   2,011
Edison Mission Energy, 10.000%, 08/15/08                             750     821
Mirant North America LLC, 7.375%,
12/31/13, Callable 12/31/09 @ 103.69 (d)                             395     399
Reliant Energy, Inc., 6.750%, 12/15/14,
Callable 12/15/09 @ 103.38                                         1,610   1,405
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                                  750     810
                                                                           -----
                                                                           8,252
                                                                           -----
ENTERTAINMENT (0.7%)
Six Flags, Inc., 9.625%, 06/01/14,
Callable 06/01/09 @ 104.81                                         2,250   2,188
                                                                           -----
FOOD (1.4%)
Pinnacle Foods Holding Corp., 8.250%,
12/01/13, Callable 12/01/08 @ 104.12                               2,275   2,166
Stater Brothers Holdings, Inc., 8.125%,
06/15/12, Callable 06/15/08 @ 104.06                               1,000     990
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                         1,000   1,053
                                                                           -----
                                                                           4,209
                                                                           -----
FOREST PRODUCTS & PAPER (0.9%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                                 500     486
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                               1,500   1,402
Boise Cascade LLC, 7.025%, 10/15/12,
Callable 10/15/06 @ 101 (b)                                          900     878
                                                                           -----
                                                                           2,766
                                                                           -----
HEALTHCARE - PRODUCTS (1.4%)
Accellent, Inc., 10.500%, 12/01/13,
Callable 12/01/09 @ 105.25 (d)(e)                                  1,060   1,087
MQ Associates, Inc., 14.350%, 08/15/12,
Callable 08/15/08 @ 109 (c)(e)(g)                                  2,575   1,468
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @ 105.06                      1,460   1,510
                                                                           -----
                                                                           4,065
                                                                           -----
HEALTHCARE - SERVICES (2.5%)
Res-Care, Inc., 7.750%, 10/15/13,
Callable 10/15/09 @ 103.88 (d)                                     2,000   2,000

Select Medical Corp., 7.625%,
02/01/15, Callable 02/01/10 @ 103.81                               1,575   1,516
Skilled Healthcare Group, 11.000%,
01/15/14, Callable 01/15/10 @ 105.50 (d)                           1,890   1,909
US Oncology, Inc., 10.750%, 08/15/14,
Callable 08/15/09 @ 105.38                                         2,100   2,331
                                                                           -----
                                                                           7,756
                                                                           -----
HOLDING COMPANIES-DIVERSIFIED (0.8%)
Leucadia National Corp., 7.000%, 08/15/13                            500     498
Nell AF Sarl, 8.375%, 08/15/15,
Callable 08/15/10 @ 104.19 (d)(e)                                  1,825   1,806
                                                                           -----
                                                                           2,304
                                                                           -----
INSURANCE (0.2%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27                         500     529
                                                                           -----
MACHINERY DIVERSIFIED (1.0%)
Chart Industries, Inc., 9.125%,
10/15/15, Callable 10/15/10 @ 104.56 (d)                           1,250   1,275
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                                  1,500   1,598
                                                                           -----
                                                                           2,873
                                                                           -----
MEDIA (3.2%)
Charter Communication Holdings LLC,
11.000%, Callable, 10/1/10 @ 105.5 10/01/15 (d)                    1,500   1,260
Dex Media, Inc., 9.540%, 11/15/13,
Callable 11/15/08 @ 104.50 (c)(g)                                  1,085     863
Houghton Mifflin Co., 10.776%, 10/15/13 (c)(e)(g)                  3,350   2,629
Kabel Deutschland Gmbh, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31 (d)                           2,200   2,316
LIN Television Corp., Ser B, 6.500%,
05/15/13, Callable 05/15/08 @ 103.25                                 750     719
Mediacom LLC, 9.500%, 01/15/13,
Callable 01/15/06 @ 104.75 (e)                                     2,020   1,972
                                                                           -----
                                                                           9,759
                                                                           -----
MISCELLANEOUS MANUFACTURER (0.9%)
Clarke American Corp., 11.750%,
12/15/13, Callable 12/15/09 @ 105.88 (d)                           1,610   1,610
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                                         1,000   1,085
                                                                           -----
                                                                           2,695
                                                                           -----
OIL & GAS (0.1%)
Compagnie Generale de Geophysique
SA, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75                     120     124
Compton Petroleum Corp., 7.625%,
12/01/13, Callable 12/01/09 @ 103.81 (d)                             170     174
                                                                           -----
                                                                             298
                                                                           -----
PACKAGING & CONTAINERS (0.2%)
Crown Cork & Seal Co., Inc., 7.375%,
12/15/26                                                             500     458
                                                                           -----

PIPELINES (0.0%)
Targa Resources, Inc., 8.500%,
11/01/13, Callable 11/01/09 @ 104.25 (d) (e)                        105      108
                                                                          ------
REAL ESTATE (1.0%)
American Real Estate Partners LP,
7.125%, 02/15/13, Callable 02/15/09 @
103.56 (d)                                                          550      550
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                                750      818
Kimball Hill, Inc., 10.500%, 12/15/12,
Callable 12/15/09 @ 105.25 (d)                                    1,625    1,600
                                                                          ------
                                                                           2,968
                                                                          ------
REITS (0.3%)
Host Marriott Corp., Ser G, 9.250%,
10/01/07                                                            750      792
Ventas Realty LP, 6.500%, 06/01/16,
Callable 06/01/11 @ 103.25 (d)                                       65       65
                                                                          ------
                                                                             857
                                                                          ------
RETAIL (1.5%)
Carrols Corp., 9.000%, 01/15/13,
Callable 01/15/09 @ 104.50 (e)                                    1,735    1,687
Harry & David Holdings, Inc., 9.000%,
03/01/13, Callable 03/01/09 @ 104.50                              1,500    1,504
Rite Aid Corp., 7.500%, 01/15/15,
Callable 01/15/10 @ 103.75                                        1,250    1,181
                                                                          ------
                                                                           4,372
                                                                          ------
SEMICONDUCTORS (0.7%)
Spansion LLC, 11.250%, 01/15/16,
Callable 01/15/11 @ 105.62 (d)                                    2,165    2,057
                                                                          ------
TELECOMMUNICATIONS (2.2%)
Dobson Communications Corp.,
8.400%, 10/15/12, Callable 10/15/07
@ 102 (b) (d) (e)                                                 1,000      995
Nextel Communications, Inc., 7.375%,
Callable 8/1/08 @ 103.69 08/01/15                                 1,750    1,847
PanAmSat Holdings Corp., 9.000%,
08/15/14, Callable 08/15/09 @ 104.50                                828      867
Qwest Communications International,
Inc., 7.250%, 02/15/11, Callable 02/15/08
@ 103.62                                                          1,750    1,785
Valor Telecommunications Enterprise
LLC, 7.750%, 02/15/15, Callable
02/15/10 @ 103.88                                                 1,000    1,045
                                                                          ------
                                                                           6,539
                                                                          ------
TOTAL CORPORATE BONDS (COST $85,581)                                      84,996
                                                                          ------
FOREIGN GOVERNMENT BONDS (31.7%)
BRAZIL (0.3%)
Republic of Brazil, 9.250%, 10/22/10                                165      185
Republic of Brazil, 7.875%, 03/07/15                                685      729
Republic of Brazil, 8.250%, 01/20/34                                 75       80
                                                                          ------
                                                                             994
                                                                          ------
COLUMBIA (0.4%)
Republic of Colombia, 10.750%,
01/15/13                                                            455      564

Republic of Columbia, 10.375%,
01/28/33                                                           580       764
                                                                         -------
                                                                           1,328
                                                                         -------
FRANCE (4.5%)
French Treasury Note, 2.500%,
07/12/10                                                        11,510    13,310
                                                                         -------
GERMANY (12.5%)
Bundesobligation, Ser 147, 2.500%,
10/08/10                                                         2,405     2,776
Deutschland Republic, Ser 05, 3.250%,
07/04/15                                                        19,070    22,487
Deutschland Republic, Ser 05, 4.000%,
01/04/37                                                         9,760    12,453
                                                                         -------
                                                                          37,716
                                                                         -------
NORWAY (NOK) (4.4%)
Norwegian Government, 6.750%,
01/15/07                                                        23,640     3,643
Norwegian Government, 6.000%,
05/16/11                                                        48,570     8,063
Norwegian Government, 5.000%,
05/15/15                                                         8,500     1,393
                                                                         -------
                                                                          13,099
                                                                         -------
PHILLIPINES (0.7%)
Republic of Philippines, 9.875%,
01/15/19                                                           465       552
Republic of Philippines, 9.500%,
02/02/30 (e)                                                     1,225     1,439
                                                                         -------
                                                                           1,991
                                                                         -------
SWEDEN (SWE) (4.4%)
Swedish Government, Ser 1043,
5.000%, 01/28/09                                                98,080    13,084
                                                                         -------
SWITZERLAND (4.5%)
Swiss Government, 4.500%, 06/10/07                              16,810    13,343
                                                                         -------
TOTAL FOREIGN GOVERNMENT BONDS (COST $98,029)                             94,865
                                                                         -------
PREFERRED STOCK (0.3%)
RETAIL (0.3%)
Rite Aid Corp.                                                  50,000     1,025
                                                                         -------
TOTAL PREFERRED STOCK (COST $1,255)                                        1,025
                                                                         -------
U.S. TREASURY OBLIGATIONS (35.5%)
U.S. TREASURY BONDS (4.2%)
5.375%, 02/15/31 (e)                                            11,310    12,704
                                                                         -------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (4.9%)
1.625%, 01/15/15                                                14,575    14,649
                                                                         -------
U.S. TREASURY NOTES (26.4%)
1.875%, 01/31/06                                                 1,930     1,927
4.250%, 11/30/07 (e)                                            53,055    52,899
4.500%, 11/15/10 (e)                                            13,130    13,201
4.000%, 11/15/12 (e)                                             6,010     5,881
4.500%, 11/15/15 (e)                                             4,805     4,844
                                                                         -------
                                                                          78,752
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $106,982)                          106,105
                                                                         -------

SHORT-TERM INVESTMENTS (36.9%)
Brown Brothers Harriman & Co.,
Cayman Islands Cash Sweep, 1.730%                         10,276,406     10,276
CSFB Enhanced Liquidity Portfolio (f)                     99,689,926     99,691
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $109,967)                            109,967
                                                                       --------
TOTAL INVESTMENTS (COST $401,814) (A) - 132.8%                          396,958
LIABILITIES IN EXCESS OF OTHER ASSETS - (32.8)%                         (98,007)
                                                                       --------
NET ASSETS - 100.0%                                                    $298,951
                                                                       ========

----------
(a) Cost for federal income tax purposes is $401,938 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 1,620
Unrealized Depreciation..................    (6,600)
                                            -------
Unrealized Appreciation (Depreciation)...   $(4,980)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $96,713.

(f) This security was purchased with cash collateral held from securities lending.

(g)  Step bond.

LLC - Limited Liability Corporation
LP - Limited Partnership
NOK - Principal Amount is in Norwegian Krone
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series
SWE - Principal Amount in Swedish Krona
YEN - Principal Amount is in Japenese Yen

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TOTAL RETURN BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (2.6%)
CREDIT CARD ABS (2.0%)
Chase Issuance Trust, Ser 2005-A1, Cl
A1, 4.379%, 12/15/10 (b)                                        $416      $  416
First USA Credit Card Master Trust, Ser
1997-8, Cl A, 4.520%, 05/17/10 (b)                               442         443
MBNA Credit Card Master Trust, Ser
2002-A13, Cl A, 4.499%, 05/17/10 (b)                             413         414
                                                                          ------
                                                                           1,273
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (0.6%)
SLM Student Loan Trust, Ser 2004-8, Cl
A3, 4.290%, 07/27/15                                             411         412
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $1,685)                                1,685
                                                                          ------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser 2005-CD1, Cl A4,
5.225%, 07/15/44 (b)                                             210         212
                                                                          ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $211)                        212
                                                                          ------
CORPORATE BONDS (9.7%)
AEROSPACE/DEFENSE (0.3%)
United Technologies Corp., 4.875%,
05/01/15                                                         165         163
                                                                          ------
AIRLINES (0.1%)
Southwest Airlines Co., 5.125%,
03/01/17                                                          95          89
                                                                          ------
BANKS (0.4%)
Bank of America Corp., 7.400%,
01/15/11                                                         235         259
                                                                          ------
COMMERCIAL SERVICES (0.1%)
ERAC USA Finance Co., 5.600%,
05/01/15 (c)                                                      75          75
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
CIT Group, Inc., 5.125%, 09/30/14                                165         162
Citigroup, Inc., 5.125%, 05/05/14                                 60          60
Citigroup, Inc., 5.850%, 12/11/34                                 85          89
Fund American Cos., Inc., 5.875%,
05/15/13                                                         215         217
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                                 240         233
HSBC Holdings PLC, 7.625%,
05/17/32                                                          90         112
John Deere Capital Corp., 3.900%,
01/15/08                                                          50          49
JPMorgan Chase & Co., 6.625%, 03/15/12                           265         286

Lazard Group LLC, 7.125%, 05/15/15                                   325     340
Morgan Stanley, 5.300%, 03/01/13                                     295     295
                                                                           -----
                                                                           1,843
                                                                           -----
ELECTRIC (0.6%)
Exelon Corp., 5.625%, 06/15/35                                       250     236
Pacific Gas & Electric Co., 6.050%, 03/01/34                         175     181
                                                                           -----
                                                                             417
                                                                           -----
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%, 10/15/10                                45      41
                                                                           -----
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                       45      45
                                                                           -----
INVESTMENT COMPANIES (0.1%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12                85      91
                                                                           -----
MEDIA (0.7%)
Cox Communications, Inc., 4.625%, 06/01/13                           175     163
News America Holdings, Inc., 9.250%, 02/01/13                         90     109
News America Holdings, Inc., 6.200%, 12/15/34                         55      55
Time Warner, Inc., 7.625%, 04/15/31                                   95     106
                                                                           -----
                                                                             433
                                                                           -----
MINING (0.5%)
Alcan, Inc., 5.750%, 06/01/35                                         85      83
Codelco, Inc., 5.500%, 10/15/13 (c)                                  215     220
                                                                           -----
                                                                             303
                                                                           -----
MISCELLANEOUS MANUFACTURER (0.7%)
General Electric Co., 5.000%, 02/01/13                               425     425
                                                                           -----
OIL & GAS (0.6%)
Devon Financing Corp. ULC, 7.875%, 09/30/31                          110     141
Enterprise Products Operating LP, Ser
B, 6.875%, 03/01/33                                                   90      95
Motiva Enterprises LLC, 5.200%, 09/15/12 (c)                          25      25
Valero Energy Corp., 7.500%, 04/15/32                                 80      97
                                                                           -----
                                                                             358
                                                                           -----
PIPELINES (0.6%)
Centerpoint Energy Resources Corp.,
Ser B, 7.875%, 04/01/13                                              175     199
K N Capital Trust III, 7.630%, 04/15/28                              145     161
Kinder Morgan, Inc., 7.250%, 03/01/28                                 40      45
                                                                           -----
                                                                             405
                                                                           -----
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                             35      36
                                                                           -----
RETAIL (0.7%)
Federated Department Stores, Inc.,
6.900%, 04/01/29                                                      45      49

Woolworths Ltd., 5.550%, 11/15/15 (c)                                380     384
                                                                           -----
                                                                             433
                                                                           -----
TELECOMMUNICATIONS (1.1%)
BellSouth Corp., 6.550%, 06/15/34                                    140     149
SBC Communications, Inc., 6.450%, 06/15/34                           205     214
Telecom Italia Capital SA, 5.250%, 10/01/15                          215     209
Verizon Global Funding Corp., 7.750%, 12/01/30                       150     178
                                                                           -----
                                                                             750
                                                                           -----
TRANSPORTATION (0.1%)
BNSF Funding Trust 1, 6.613%,
12/15/55, Callable 01/15/26 @ 100                                     60      62
                                                                           -----
TOTAL CORPORATE BONDS (COST $6,220)                                        6,228
                                                                           -----
FOREIGN GOVERNMENT BONDS (2.8%)
FRANCE (0.4%)
French Treasury Note, 2.500%, 07/12/10                               230     266
                                                                           -----
GERMANY (1.2%)
Bundesobligation, Ser 147, 2.500%, 10/08/10                           45      52
Deutschland Republic, Ser 05, 3.250%, 07/04/15                       380     448
Deutschland Republic, Ser 05, 4.000%, 01/04/37                       190     242
                                                                           -----
                                                                             742
                                                                           -----
NORWAY (0.4%)
Norwegian Government, 6.750%, 01/15/07                               520      80
Norwegian Government, 6.000%, 05/16/11                               965     160
Norwegian Government, 5.000%, 05/15/15                               175      29
                                                                           -----
                                                                             269
                                                                           -----
SWEDEN (0.4%)
Swedish Government, Ser 1043, 5.000%, 01/28/09                     1,955     261
                                                                           -----
SWITZERLAND (0.4%)
Swiss Government, 4.500%, 06/10/07                                   335     266
                                                                           -----
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,874)                               1,804
                                                                           -----
U.S. GOVERNMENT AGENCIES (28.5%)
FANNIE MAE (16.1%)
5.500%, 07/01/16                                                     158     159
5.000%, 11/01/18                                                      69      68
5.500%, 11/01/18                                                     359     362
4.500%, 12/01/18                                                     254     248
5.500%, 12/01/18                                                     131     132
5.000%, 01/01/19                                                     791     784
5.500%, 07/01/19                                                      95      95
5.500%, 07/01/19                                                     226     227
5.000%, 10/01/19                                                     632     625

5.000%, 10/01/19                                                    767      759
5.500%, 12/01/19                                                    127      128
4.500%, 10/01/20                                                    996      969
6.500%, 07/01/32                                                    430      442
5.500%, 01/01/33                                                    848      840
5.500%, 06/01/33                                                    566      560
5.500%, 07/01/33                                                    470      466
5.000%, 11/01/33                                                    711      689
6.000%, 11/01/33                                                    199      201
5.500%, 01/01/34                                                    661      655
5.000%, 04/01/34                                                  1,007      977
6.000%, 05/01/34                                                    238      241
6.500%, 11/01/34                                                    723      742
                                                                          ------
                                                                          10,369
                                                                          ------
FREDDIE MAC (11.2%)
4.500%, 09/01/18                                                    635      618
4.500%, 01/01/19                                                    461      449
6.000%, 04/01/33                                                    174      175
6.000%, 11/01/33                                                    787      795
6.000%, 11/01/33                                                    609      616
6.000%, 01/01/34                                                    235      238
6.500%, 05/01/34                                                    128      131
5.000%, 07/01/34                                                    101       98
6.000%, 10/01/34                                                    311      314
6.000%, 01/13/35 (d)                                              1,258    1,271
6.500%, 05/01/35                                                  1,051    1,077
4.500%, 08/01/35                                                    689      648
4.646%, 08/01/35 (b)                                                759      743
                                                                          ------
                                                                           7,173
                                                                          ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.2%)
5.500%, 05/15/33                                                    600      604
5.000%, 11/15/34                                                    166      164
                                                                          ------
                                                                             768
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $18,615)                             18,310
                                                                          ------
U.S. TREASURY OBLIGATIONS (55.5%)
U.S. TREASURY BONDS (1.7%)
5.375%, 02/15/31                                                    985    1,106
                                                                          ------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (5.2%)
1.625%, 01/15/15                                                  3,335    3,352
                                                                          ------
U.S. TREASURY NOTES (48.6%)
1.875%, 01/31/06                                                  2,390    2,386
2.250%, 04/30/06                                                    400      397
3.125%, 05/15/07                                                  2,445    2,403
4.250%, 11/30/07                                                  2,365    2,358
5.625%, 05/15/08                                                  4,640    4,768
4.375%, 11/15/08                                                    120      120
3.375%, 12/15/08                                                  2,875    2,796
6.000%, 08/15/09                                                  3,235    3,409
4.250%, 10/15/10                                                  3,220    3,203
4.500%, 11/15/10                                                  1,915    1,925
4.250%, 08/15/13                                                  2,295    2,274
4.250%, 11/15/14                                                  1,164    1,150
4.500%, 11/15/15                                                  1,135    1,144
6.250%, 08/15/23                                                  1,745    2,084
6.125%, 11/15/27                                                    675      815
                                                                          ------
                                                                          31,232
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $35,697)                            35,690
                                                                          ------

REPURCHASE AGREEMENTS (4.0%)
Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $2,568,673
(collateralized by U.S. Government
Agencies, 5.000%, due 10/01/25; total
market value $2,622,809)                                         2,568     2,568
                                                                         -------
TOTAL REPURCHASE AGREEMENTS (COST $2,568)                                  2,568
                                                                         -------
TOTAL INVESTMENTS (COST $66,870) (A) - 103.4%                             66,497
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%                            (2,208)
                                                                         -------
NET ASSETS - 100.0%                                                      $64,289
                                                                         =======

----------
(a) Cost for federal income tax purposes is $66,928 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 170
Unrealized Depreciation..................    (601)
                                            -----
Unrealized Appreciation (Depreciation)...   $(431)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  This security was purchased on a when-issued basis.

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
ULTRA-SHORT BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
ASSET BACKED SECURITIES (27.4%)
AUTOMOBILE ABS (9.0%)
Americredit Automobile Receivables
Trust, Ser 2001-C, Cl A4, 5.010%,
07/14/08                                                       $1,899    $ 1,899
Capital One Prime Auto Receivable
Trust, Ser 2005-1, Cl A3, 4.320%,
08/15/09                                                        2,375      2,358
Daimler Chrysler Master Owner Trust,
Ser 2005-C, Cl A, 4.393%, 12/15/10 (b)                          2,025      2,024
Ford Credit Auto Owner Trust, Ser
2005-A, Cl A2, 3.080%, 07/15/07                                 1,227      1,223
Harley-Davidson Motorcycle Trust, Ser
2004-1, Cl A1, 1.400%, 10/15/08                                   492        488
Honda Auto Receivables Owner Trust,
Ser 2005-6, Cl A3, 4.800%, 10/19/09                             1,025      1,026
Nissan Auto Receivables Owner Trust,
Ser 2003-B, Cl A4, 2.050%, 03/16/09                               525        512
Nissan Master Owner Trust Receivables,
Ser 2003-A, Cl A1, 4.429%, 09/15/08 (b)                         3,000      3,004
Superior Wholesale Inventory Financing
Trust, Ser 2005-A12, Cl A, 4.300%,
06/15/10 (b)                                                    2,000      2,000
USAA Auto Owner Trust, Ser 2004-1,
Cl A3, 2.060%, 04/15/08                                         1,383      1,367
Volkswagen Credit Auto Master Trust,
Ser 2005-1, Cl A, 4.179%, 07/20/10 (b)                          3,000      3,000
                                                                         -------
                                                                          18,901
CREDIT CARD ABS (4.1%)                                                   -------
Citibank Credit Card Issuance Trust, Ser
2003-A2, Cl A2, 2.700%, 01/15/08                                1,500      1,499
Discover Card Master Trust I, Ser
2005-3, Cl A, 4.389%, 05/15/11 (b)                              2,590      2,591
First USA Credit Master Trust, Ser
2001-1, Cl A, 4.520%, 09/19/08 (b)                              2,000      2,000
GE Capital Credit Card Master Note
Trust, Ser 2004-1, Cl A, 4.419%,
06/15/10 (b)                                                    2,500      2,501
                                                                         -------
                                                                           8,591
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (6.9%)
Access Group, Inc., Series 2003-1, Cl
A6, 4.370%, 12/26/35 (b)                                        2,000      2,000
College Loan Corp. Trust, Ser 2005-1,
Cl A1, 4.230%, 01/25/14 (b)                                     2,250      2,251
College Loan Corp. Trust, Ser 2005-2,
Cl A1, 3.840%, 01/15/15 (b)                                     1,675      1,674

Nelnet Student Loan Corp., Ser 2002-A,
Cl A7, 4.150%, 06/01/35 (b)                                       2,000    2,000
Nelnet Student Loan Trust, Ser 2005-4,
Cl A1, 4.304%, 12/22/18 (b)                                       2,200    2,199
SLC Student Loan Trust, Ser 2005-2,
Cl A1, 4.491%, 03/15/18 (b)                                       2,191    2,190
SLM Student Loan Trust, Ser 1998-1,
Cl A2, 4.759%, 10/25/11 (b)                                       2,033    2,051
                                                                          ------
                                                                          14,365
                                                                          ------
HOME EQUITY ABS (6.7%)
Aames Mortgage Investment Trust, Ser
2005-4, Cl 2A1, 4.499%, 10/25/35 (b)                              1,894    1,894
Aegis Asset Backed Securities Trust, Ser
2005-2, Cl 1A1, 4.479%, 06/25/35 (b)                              1,207    1,207
Centex Home Equity, Ser 2005-C, Cl
AV1, 4.469%, 06/25/35 (b)                                         1,369    1,370
Centex Home Equity, Ser 2005-D, Cl
AV1, 4.489%, 10/25/35 (b)                                         1,820    1,820
Countrywide Home Equity Loan Trust,
Ser 2005-A, Cl A2, 4.609%, 02/15/30 (b)                           1,293    1,295
Household Home Equity Loan Trust,
Ser 2005-C, Cl A, 4.660%, 01/20/34 (b)                            1,851    1,852
Master Asset Backed Securities Trust,
Ser 2005-AB1, Cl A1A, 4.529%,
10/25/32 (b)                                                      1,162    1,162
Park Place Securities, Inc., Ser
2005-WHQ2, Cl A2A, 4.479%, 05/25/35 (b)                           1,178    1,178
Residential Asset Securities Corp., Ser
2005-KS8, Cl A1, 4.489%, 07/25/26 (b)                             2,234    2,234
                                                                          ------
                                                                          14,012
                                                                          ------
OTHER ABS (0.7%)
CIT Equipment Collateral, Ser
2003-VT1, Cl A3A, 4.500%, 04/20/07 (b)                              379      379
Marlin Leasing Receivables LLC, Ser
2005-1A, Cl A1, 4.051%, 08/15/12 (d)                              1,060    1,058
                                                                          ------
                                                                           1,437
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $57,351)                              57,306
                                                                          ------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.5%)
Adjustable Rate Mortgage Trust, Ser
2005-7, Cl 7A21, 4.629%, 10/25/35 (b)                               903      893
Bear Stearns Commercial Mortgage
Securities, Ser 2005-T20, Cl A1, 4.940%,
10/12/42                                                          1,140    1,138
Countrywide Home Loans, Inc., Ser
2004-21, Cl A10, 6.000%, 11/25/34                                   792      795
Countywide Home Loans, Series
2002-39, Class A16, 5.000%, 02/25/33                                867      864
Deutsche Mortgage Securities, Inc.,
Series 2004-1, Cl 3A3, 3.690%,
12/25/33                                                            415      413
First Horizon Alternative Mortgage
Securities, Ser 2005-AA3, Cl 2A1,
5.185%, 05/25/35 (b)                                              1,042    1,039
J.P. Morgan Chase Commercial
Mortgage Securities, Ser 2005-LDP1, Cl
A1, 4.116%, 03/15/46                                              1,125    1,108

J.P. Morgan Mortgage Trust, Ser
2005-A1, Cl 5A1, 4.485%, 02/25/35 (b)                              3,092   3,006
Opteum Mortgage Acceptance Corp., Ser
2005-4, Cl 1A1A, 4.549%, 11/25/35 (b)                              2,282   2,282
Washington Mutual, Ser 2005-AR4, Cl
A1, 3.624%, 04/25/35 (b)                                             888     882
Wells Fargo Mortgage Backed Securities
Trust, Ser 2004-S, Cl A5, 3.540%,
09/25/34 (b)                                                       1,125   1,082
                                                                          ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,649)                  13,502
                                                                          ------
COMMERCIAL PAPERS (0.5%)
BANKS (0.5%)
UBS Finance Delaware LLC, 4.192%,
01/03/06 (c)                                                       1,000   1,000
                                                                          ------
TOTAL COMMERCIAL PAPERS (COST $1,000)                                      1,000
                                                                          ------
CORPORATE BONDS (30.7%)
AUTO MANUFACTURERS (2.2%)
American Honda Finance Corp.,
4.290%, 01/16/07 (b) (d)                                           2,500   2,504
DaimlerChrysler NA Holdings Corp.,
7.250%, 01/18/06                                                   1,025   1,026
DaimlerChrysler NA Holdings Corp.,
6.400%, 05/15/06                                                   1,000   1,005
                                                                          ------
                                                                           4,535
                                                                          ------
BANKS (4.5%)
Bank One Corp., 7.600%, 05/01/07                                   1,000   1,033
BankBoston Corp., 6.500%, 12/19/07                                   765     790
Wachovia Corp., 4.274%, 07/20/07 (b)                               2,500   2,503
Wells Fargo & Co., 4.520%, 03/10/08 (b)                            3,000   3,002
World Savings Bank FSB, 4.168%,
10/19/07 (b)                                                       2,100   2,099
                                                                          ------
                                                                           9,427
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (15.3%)
American Express Centurion Bank,
4.450%, 11/16/07 (b) (e)                                           2,150   2,153
Bear Stearns & Co., Inc. (The), 5.700%,
01/15/07                                                             500     504
Bear Stearns & Co., Inc. (The), 4.393%,
04/29/08 (b)                                                       2,500   2,505
Capital One Financial Corp., 7.250%,
05/01/06                                                             500     504
Capital One Financial Corp., 8.750%,
02/01/07                                                             500     519
CIT Group, Inc., 4.588%, 05/18/07 (b)                              2,500   2,507
CIT Group, Inc., 4.000%, 05/08/08                                    775     758
Citigroup, Inc., 5.000%, 03/06/07                                  1,000   1,001
Countrywide Home Loan, Inc., Ser M,
4.560%, 08/25/06 (b)                                               1,075   1,076
Credit Suisse First Boston USA, Inc.,
5.875%, 08/01/06                                                     500     503
General Electric Capital Corp., 4.125%,
03/04/08                                                           1,500   1,477

Golden West Financial Corp., 4.125%, 08/15/07                       550      544
Goldman Sachs Group, Inc. (The), 4.125%, 01/15/08                   800      788
Goldman Sachs Group, Inc. (The), Ser
MTN, 4.591%, 12/22/08 (b)                                         2,250    2,249
Household Finance Corp., 5.750%, 01/30/07                         1,000    1,008
HSBC Finance Corp., 4.125%, 03/11/08                              1,000      982
John Deere Capital Corp., 3.900%, 01/15/08                          820      804
JPMorgan Chase & Co., 4.627%, 12/18/06 (b)                        3,000    3,005
Lehman Brothers Holdings, Inc., 4.000%, 01/22/08                    800      787
Lehman Brothers Holdings, Inc., Ser
MTN, 4.284%, 10/22/08 (b)                                           850      850
Merrill Lynch & Co., Inc., Ser MTN, 4.831%, 10/27/08                505      504
Morgan Stanley, 4.263%, 01/12/07 (b)                              2,500    2,503
Morgan Stanley, 5.800%, 04/01/07                                  1,000    1,010
Salomon Smith Barney Holdings, 6.500%, 02/15/08                     550      568
TIAA Global Markets, 4.280%, 01/13/06 (b) (d)                     3,000    3,000
                                                                          ------
                                                                          32,109
                                                                          ------
ELECTRIC (1.0%)
American Electric Power Co., Inc., Ser A, 6.125%, 05/15/06          209      210
Commonwealth Edison, Co., 7.625%, 01/15/07                          640      656
Virginia Electric & Power Co., 5.750%,
03/31/06                                                          1,250    1,252
                                                                          ------
                                                                           2,118
                                                                          ------
INSURANCE (1.6%)
MetLife Global Funding, 4.550%, 08/28/06 (b) (d)                  3,250    3,254
                                                                          ------
LODGING (0.5%)
Park Place Entertainment, 8.500%, 11/15/06                        1,095    1,124
                                                                          ------
MEDIA (1.4%)
TCI Communications, Inc., 6.875%, 02/15/06                        1,440    1,443
Time Warner, Inc., 6.125%, 04/15/06                               1,000    1,003
Time Warner, Inc., 6.150%, 05/01/07                                 500      506
                                                                          ------
                                                                           2,952
                                                                          ------
OIL & GAS (0.5%)
Devon Energy Corp., 2.750%, 08/01/06                              1,050    1,036
                                                                          ------
PIPELINES (0.3%)
Arkla, Inc., 8.900%, 12/15/06                                       660      682
                                                                          ------
TELECOMMUNICATIONS (3.4%)
BellSouth Corp., 4.465%, 11/15/07 (b)                             1,940    1,943
France Telecom SA, 7.200%, 03/01/06 (b)                           2,000    2,008

SBC Communications, Inc., 5.750%, 05/02/06                        1,000    1,003
SBC Communications, Inc., 4.542%, 11/14/08 (b)                    1,500    1,502
Verizon Global Funding Corp., 6.125%, 06/15/07 (e)                  575      585
                                                                          ------
                                                                           7,041
                                                                          ------
TOTAL CORPORATE BONDS (COST $64,496)                                      64,278
                                                                          ------
MASTER NOTES (1.4%)
BANKS (1.4%)
Bank of America Corp., 4.320%, 09/14/06 (b)                       3,000    3,000
                                                                          ------
TOTAL MASTER NOTES (COST $3,000)                                           3,000
                                                                          ------
U.S. GOVERNMENT AGENCIES (30.9%)
FANNIE MAE (10.2%)
7.510%, 04/01/07                                                  1,257    1,277
6.805%, 11/01/07                                                  1,434    1,455
5.000%, 11/23/07, Callable 02/23/06 @ 100                         1,075    1,072
4.200%, 03/24/08, Callable 03/24/06 @ 100 (e)                     1,500    1,480
3.250%, 08/15/08                                                  2,200    2,121
4.500%, 04/25/09                                                    747      745
5.969%, 06/01/09                                                    747      764
6.575%, 07/01/09                                                  1,869    1,941
4.500%, 04/01/10                                                    805      789
3.500%, 06/25/10                                                    896      887
6.250%, 08/25/30                                                    899      908
5.074%, 05/01/32 (b)                                                435      438
3.652%, 08/01/33 (b)                                                771      750
5.333%, 09/01/33 (b)                                                944      952
5.302%, 10/01/33 (b)                                              1,105    1,128
3.357%, 01/01/34 (b)                                                951      950
4.332%, 03/01/34 (b)                                                952      942
4.329%, 06/01/35 (b)                                                690      682
4.429%, 09/25/35 (b)                                              1,593    1,593
4.250%, 06/25/43                                                    361      360
                                                                          ------
                                                                          21,234
                                                                          ------
FEDERAL HOME LOAN BANK (1.0%)
4.900%, 11/21/07, Callable 11/21/06 @ 100                         2,000    1,996
                                                                          ------
FREDDIE MAC (18.3%)
4.500%, 08/22/07, Callable 08/22/06 @ 100 (e)                     1,750    1,740
4.500%, 03/01/08                                                    650      642
4.000%, 05/01/08                                                  1,121    1,095
4.000%, 06/01/08                                                    954      931
3.875%, 06/15/08                                                    750      735
4.250%, 06/23/08, Callable 06/23/2006 @ 100                       3,475    3,420
5.050%, 12/08/08, Callable 12/08/06 @ 100                         1,000    1,001
4.625%, 12/19/08                                                  1,050    1,047
4.000%, 03/15/10                                                  1,527    1,522
3.500%, 05/15/11                                                    558      554
4.000%, 11/15/11                                                    797      787

3.750%, 12/15/11                                                 799        779
5.000%, 02/15/14                                                 734        734
5.000%, 05/15/15                                               4,494      4,489
5.000%, 09/15/15                                                 732        732
4.500%, 11/15/15                                                 851        842
5.500%, 12/15/15                                                  81         81
5.000%, 12/15/17                                                 911        910
4.415%, 01/15/18 (b)                                           4,185      4,197
3.500%, 05/15/19                                                 503        496
5.000%, 12/15/20                                                 863        863
3.000%, 04/15/21                                               2,659      2,626
3.000%, 04/15/21                                               2,863      2,828
4.000%, 04/15/21                                                 624        619
4.500%, 04/15/25                                               2,362      2,335
3.670%, 08/01/33 (b)                                             777        759
4.283%, 03/01/34 (b)                                           1,295      1,266
4.980%, 04/01/34 (b)                                             313        312
                                                                       --------
                                                                         38,342
                                                                       --------
SALLIE MAE (1.4%)
4.691%, 09/15/06 (b)                                           3,000      3,006
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $65,078)                            64,578
                                                                       --------
SHORT-TERM INVESTMENTS (2.7%)
CSFB Enhanced Liquidity Portfolio (f)                      5,568,188      5,568
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS (COST $5,568)                                5,568
                                                                       --------
REPURCHASE AGREEMENT (2.4%)
UBS Warburg LLC, 4.215%, dated
12/31/05, to be repurchased 01/03/06,
repurchase price $5,119,729 (collaterized
by U.S. Government Agencies, 4.500%,
02/15/30; total market value $5,222,766)                       5,117      5,117
                                                                       --------
TOTAL REPURCHASE AGREEMENT (COST $5,117)                                  5,117
                                                                       --------
TOTAL INVESTMENTS (COST $215,259) (A) - 102.5%                          214,349
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%                           (5,151)
                                                                       --------
NET ASSETS - 100.0%                                                    $209,198
                                                                       ========

----------
(a) Cost for federal income tax purposes is $215,264 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $    85
Unrealized Depreciation..................    (1,000)
                                            -------
Unrealized Appreciation (Depreciation)...   $  (915)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $5,410.

(f) This security was purchased with cash collateral held from securities lending.

Cl - Class
LLC - Limited Liability Corporation
LP - Limited Partnership
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
U.S. GOVERNMENT SECURITIES FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
ASSET BACKED SECURITIES (0.3%)
CREDIT CARD ABS (0.3%)
MBNA Credit Card Master Note Trust,
Ser 2003-A7, Cl A7, 2.650%, 11/15/10                         $ 1,000    $    951
                                                                        --------
TOTAL ASSET BACKED SECURITIES (COST $974)                                    951
                                                                        --------
U.S. GOVERNMENT AGENCIES (46.0%)
FANNIE MAE (30.1%)
4.000%, 11/01/13                                               6,766       6,546
6.000%, 07/01/16                                               1,702       1,740
6.000%, 07/01/16                                                 916         936
5.500%, 04/01/17                                               2,434       2,452
5.500%, 09/01/17                                               2,077       2,091
5.500%, 04/01/18                                               1,033       1,040
6.290%, 08/01/18                                               1,182       1,217
5.500%, 11/01/18                                               7,409       7,458
4.500%, 01/01/19                                              10,055       9,807
5.000%, 03/01/19                                              17,093      16,933
7.000%, 06/01/32                                               1,237       1,291
6.000%, 03/01/33                                               1,741       1,760
4.103%, 08/01/33 (b)                                           8,887       8,791
6.000%, 10/01/33                                               2,864       2,894
3.994%, 11/01/33 (b)                                           3,094       3,030
6.000%, 01/01/34                                               3,811       3,851
6.000%, 02/01/34                                               4,616       4,664
6.000%, 02/01/34                                               2,983       3,012
6.000%, 04/01/34                                               8,305       8,384
4.552%, 05/01/34 (b)                                           5,783       5,698
4.748%, 05/01/34 (b)                                           8,359       8,135
4.025%, 06/01/34 (b)                                           3,472       3,392
4.253%, 06/01/34 (b)                                           2,093       2,061
6.000%, 03/01/35                                               2,483       2,506
5.500%, 06/01/35                                               4,548       4,504
                                                                        --------
                                                                         114,193
                                                                        --------
FREDDIE MAC (14.6%)
4.875%, 11/15/13                                               6,500       6,531
4.500%, 01/01/19                                              11,570      11,284
5.000%, 04/01/19                                              18,499      18,341
5.318%, 03/01/33 (b)                                           7,379       7,288
5.178%, 04/01/33 (b)                                           2,419       2,379
6.000%, 01/01/34                                               2,576       2,602
4.500%, 08/01/35                                               7,678       7,223
                                                                        --------
                                                                          55,648
                                                                        --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
6.000%, 12/15/31                                               1,989       2,039
5.500%, 12/15/32                                               2,024       2,040
6.000%, 03/15/33                                                 988       1,013
                                                                        --------
                                                                           5,092
                                                                        --------

TOTAL U.S. GOVERNMENT AGENCIES (COST $177,047)                          174,933
                                                                      ---------
U.S. TREASURY OBLIGATIONS (49.0%)
U.S. TREASURY BONDS (11.0%)
9.375%, 02/15/06 (c)                                         15,000      15,090
5.375%, 02/15/31 (c)                                         23,735      26,661
                                                                      ---------
                                                                         41,751
                                                                      ---------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (5.0%)
1.625%, 01/15/15                                             18,750      18,845
                                                                      ---------
U.S. TREASURY NOTES (33.0%)
1.625%, 02/28/06 (c)                                         20,300      20,224
2.000%, 05/15/06 (c)                                         12,500      12,395
3.625%, 07/15/09 (c)                                         32,350      31,559
6.000%, 08/15/09 (c)                                         20,000      21,078
3.375%, 09/15/09 (c)                                         27,750      26,823
4.250%, 08/15/13 (c)                                         13,150      13,032
                                                                      ---------
                                                                        125,111
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $186,277)                         185,707
                                                                      ---------
SHORT-TERM INVESTMENTS (34.2%)
CSFB Enhanced Liquidity Portfolio (d)                   130,098,463     130,098
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (COST $130,098)                            130,098
                                                                      ---------
REPURCHASE AGREEMENTS (16.1%)
Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $61,348,635
(collateralized by U.S. Government
Agencies, 5.500% - 6.255%, due 09/01/13
- 10/01/33; total market value $62,549,385)                  61,321      61,321
                                                                      ---------
TOTAL REPURCHASE AGREEMENTS (COST $61,321)                               61,321
                                                                      ---------
TOTAL INVESTMENTS (COST $555,717) (A) - 145.6%                          553,010
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.6)%                        (173,109)
                                                                      ---------
NET ASSETS - 100.0%                                                   $ 379,901
                                                                      =========

----------
(a) Cost for federal income tax purposes is $555,392 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $ 1,850
Unrealized Depreciation..................    (4,232)
                                            -------
Unrealized Appreciation (Depreciation)...   $(2,382)
                                            =======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $125,844.

(d) This security was purchased with cash collateral held from securities lending.

Cl - Class
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
ASSET BACKED SECURITIES (11.3%)
DIVERSIFIED FINANCIAL SERVICES (11.3%)
Access Group, Inc., Ser 2003-1, Cl A6,
4.370%, 12/26/35 (b)                                            $  500    $  500
College Loan Corp. Trust, Ser 2005-1,
Cl A1, 4.230%, 01/25/14 (b)                                        750       750
College Loan Corp. Trust, Ser 2005-2,
Cl A1, 3.840%, 01/15/15 (b)                                        525       525
Collegiate Funding Services Education
Loan, Ser 2003-5, Cl A6, 4.400%,
12/28/43 (b)                                                       500       500
KeyCorp Student Loan Trust, Ser
2004-A, Cl 1A1, 3.703%, 04/27/17 (b)                               510       510
Nelnet Student Loan Corp., Ser 2002-A,
Cl A7, 4.150%, 06/01/35 (b)                                        500       500
Nelnet Student Loan Trust, Ser 2005-4,
Cl A1, 4.304%, 12/22/18 (b)                                        800       800
SLC Student Loan Trust, Ser 2005-2,
Cl A1, 4.491%, 03/15/18 (b)                                        803       803
SLM Student Loan Trust, Ser 1998-1,
Cl A2, 4.759%, 10/25/11 (b)                                        663       669
SLM Student Loan Trust, Ser 2005-10,
Cl A2, 4.565%, 04/25/15 (b)                                        500       498
                                                                          ------
TOTAL ASSET BACKED SECURITIES (COST $6,057)                                6,055
                                                                          ------
MASTER NOTES (0.9%)
BANKS (0.9%)
Bank of America Corp., 4.320%, 09/14/06 (b)                        500       500
                                                                          ------
TOTAL MASTER NOTES (COST $500)                                               500
                                                                          ------
TAXABLE MUNICIPAL BONDS (1.9%)
CONNECTICUT (1.0%)
Connecticut Student Loan Foundation,
Student Loan, Ser A-4, RB, 4.340%, 06/01/34 (b)                    500       500
                                                                          ------
TEXAS (0.9%)
Panhandle Plains, Higher Education
Authority, Student Loan, Ser A2, RB,
4.280%, 01/01/40 (b)                                               500       500
                                                                          ------
TOTAL TAXABLE MUNICIPAL BONDS (COST $1,000)                                1,000
                                                                          ------
U.S. GOVERNMENT AGENCIES (71.5%)
FANNIE MAE (21.5%)
2.030%, 02/09/06                                                 1,000       997
7.510%, 04/01/07                                                   704       715
7.004%, 08/01/07                                                   184       188

5.000%, 11/23/07, Callable 02/23/06 @ 100                           325      324
4.200%, 03/24/08, Callable 03/24/06 @ 100 (d)                       905      893
3.250%, 08/15/08                                                  1,400    1,350
4.500%, 04/25/09                                                    249      248
5.969%, 06/01/09 (b)                                                199      204
4.500%, 04/01/10                                                    805      789
3.500%, 06/25/10                                                    299      296
3.000%, 06/25/19                                                  1,040    1,024
5.074%, 05/01/32 (b)                                                495      499
3.250%, 11/25/32                                                    298      292
3.652%, 08/01/33 (b)                                                831      809
5.333%, 09/01/33 (b)                                                410      414
5.302%, 10/01/33 (b)                                                473      483
3.357%, 01/01/34 (b)                                                428      427
4.332%, 03/01/34 (b)                                                844      836
4.329%, 06/01/35 (b)                                                223      220
4.429%, 09/25/35 (b)                                                537      538
4.250%, 06/25/43                                                     60       60
                                                                          ------
                                                                          11,606
                                                                          ------
FEDERAL FARM CREDIT BANK (11.2%)
4.900%, 03/21/06                                                  1,000    1,001
4.221%, 12/01/06 (b)                                              2,500    2,499
4.226%, 04/04/07 (b)                                              1,500    1,502
4.099%, 05/01/07 (b)                                              1,000    1,000
                                                                          ------
                                                                           6,002
                                                                          ------
FREDDIE MAC (38.8%)
1.750%, 01/09/06                                                  4,000    3,998
2.740%, 05/12/06, Callable 02/12/06 @ 100                         1,125    1,117
4.500%, 08/22/07, Callable 08/22/06 @ 100 (d)                     1,100    1,093
4.500%, 03/01/08                                                    650      642
4.000%, 05/01/08                                                    214      209
4.000%, 06/01/08                                                    424      414
4.250%, 06/23/08, Callable 06/23/2006 @ 100                       1,600    1,575
5.050%, 12/08/08, Callable 12/08/06 @ 100                           400      400
4.625%, 12/19/08                                                    275      274
4.000%, 03/15/10                                                    510      509
3.500%, 05/15/11                                                    186      185
4.000%, 11/15/11                                                    503      497
3.750%, 12/15/11                                                    340      331
5.000%, 02/15/14                                                    450      450
5.000%, 05/15/15                                                  1,119    1,117
5.000%, 09/15/15                                                    244      244
5.500%, 12/15/15                                                    182      183
4.415%, 01/15/18 (b)                                              1,514    1,518
3.500%, 05/15/19                                                    423      418
5.000%, 12/15/20                                                    502      502
3.000%, 04/15/21                                                  1,227    1,212
3.000%, 04/15/21                                                  1,329    1,313
4.000%, 04/15/21                                                    184      183
3.500%, 01/15/23                                                    453      446
4.500%, 04/15/25                                                    472      467
3.670%, 08/01/33 (b)                                                777      760
4.283%, 03/01/34 (b)                                                716      700
4.980%, 04/01/34 (b)                                                153      152
                                                                          ------
                                                                          20,909
                                                                          ------

TOTAL U.S. GOVERNMENT AGENCIES (COST $38,806)                            38,517
                                                                        -------
SHORT-TERM INVESTMENTS (2.4%)
CSFB Enhanced Liquidity Portfolio (e)                       1,266,975     1,267
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS (COST $1,267)                                1,267
                                                                        -------
REPURCHASE AGREEMENT (13.9%)
Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $2,111,871
(collateralized by U.S. Government
Agencies, 6.255%, due 09/01/13; total
market value $2,156,589)                                        2,111     2,111
UBS Warburg LLC, 4.215% dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $5,375,485 (collateralized
by U.S. Government Agencies, 4.500%,
due 08/15/30; total market value
$5,481,516)                                                     5,373     5,373
                                                                        -------
TOTAL REPURCHASE AGREEMENT (COST $7,484)                                  7,484
                                                                        -------
MONEY MARKET FUNDS (0.2%)
Dreyfus Government Cash Management
Money Market Fund                                             100,000       100
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $100)                                        100
                                                                        -------
TOTAL INVESTMENTS (COST $55,214) (A) - 102.1%                            54,923
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%                           (1,104)
                                                                        -------
NET ASSETS - 100.0%                                                     $53,819
                                                                        =======

----------
(a) Cost for federal income tax purposes is $55,219 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $  10
Unrealized Depreciation..................    (306)
                                            -----
Unrealized Appreciation (Depreciation)...   $(296)
                                            =====

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) This security or a partial position of the security was on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 in thousands was $1,222.

(e) This security was purchased with cash collateral held from securities lending.

Cl - Class
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (98.0%)
VIRGINIA (93.8%)
Albemarle County Industrial
Development Authority, Residential Care
Facilities, Ser A, RB, 5.000%, 01/01/07,
Callable 01/01/06 @ 101                                         $   55    $   55
Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/06                                 2,000     2,022
Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/11                                 2,000     2,164
Arlington County Industrial
Development Authority, Hospital
Facilities, RB, 5.500%, 07/01/17,
Callable 07/01/11 @ 101                                          2,225     2,446
Arlington County Industrial
Development Authority, Resource
Recovery, Ser B, RB, AMT, 5.375%,
01/01/11, Callable 07/01/08 @ 101                                2,785     2,905
Big Stone Gap Redevelopment &
Housing Authority, Correctional
Facilities, RB, 5.000%, 09/01/12                                 3,000     3,222
Chesapeake Bay Bridge & Tunnel
Commission, Ser A39, RB, 3.540%,
07/01/25, MBIA (b)                                               1,500     1,500
Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/19, Callable 12/01/14 @ 101                        2,465     2,657
Chesapeake Water & Sewer Project, GO,
5.000%, 12/01/20, Callable 12/01/14 @ 101                        3,640     3,913
Chesapeake, GO, 5.400%, 12/01/08                                 2,500     2,644
Chesterfield County Public
Improvement, GO, 5.000%, 01/01/14                                3,440     3,754
Commonwealth Transportation Board,
Ser A, RB, 5.375%, 05/15/13, Callable
05/01/11 @ 100                                                   2,045     2,217
Fairfax County Industrial Development
Authority, Health Care, Inova Health
System Project, RB, 6.000%, 08/15/26,
Callable 08/15/06 @ 102                                            810       839
Fairfax County Water Authority, RB,
6.000%, 04/01/22, Callable 04/01/07 @ 102                        5,590     5,874

Fairfax County, Public Improvement,
Ser A, GO, 5.000%, 06/01/06                                       1,000    1,008
Fauquier County Industrial Development
Authority, Hospital Facilities, RB, 5.000%, 10/01/06,
Radian                                                            1,180    1,193
Front Royal & Warren County
Development Authority, Ser B, RB,
5.000%, 04/01/23, Callable 04/01/14 @ 100, FSA                    2,485    2,613
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 6.000%,
06/15/13, Callable 06/15/10 @ 101                                 3,185    3,538
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%,
06/15/14, MBIA                                                    1,575    1,705
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%,
06/15/16, Callable 06/15/15 @ 100,
MBIA                                                              2,855    3,079
Halifax County Industrial Development
Authority, RB, 3.000%, 09/01/06                                   1,125    1,121
Hampton, Ser A, GO, 5.500%,
07/15/18, Callable 07/15/12 @ 101                                 1,275    1,409
Hanover County Industrial Development
Authority, Regional Medical Care Project,
RB, 6.375%, 08/15/18, MBIA                                        5,100    6,038
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 3.750%, 06/01/06                                             255      255
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 4.250%, 06/01/07                                             525      529
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 5.000%, 06/01/10                                           1,000    1,032
Henrico County Economic Development
Authority, Residential Care Facilities, Ser
A, RB, 6.500%, 06/01/22, Callable
06/01/12 @ 100                                                    1,000    1,070
Henrico County Economic Development
Authority, Residential Care Facilities,
Westminster Centerbury Project, Ser B,
RB, 3.520%, 07/01/08 (b)                                            485      485
Henrico County Industrial Development
Authority, Bon Secours Health System,
Ser B, RB, 5.150%, 06/01/07, Callable
06/01/06 @ 102, MBIA                                              2,500    2,565
Henrico County, GO, 5.000%,
01/15/08                                                          2,220    2,297
Lexington Industrial Development
Authority, Hospital Facility, Ser E01,
RB, 3.560%, 07/01/30, Callable 07/01/10
@ 102, LOC: Wachovia Bank NA (b)                                  3,080    3,081
Loudoun County Industrial Development
Authority, Loudoun Hospital Center,
RB, 6.000%, 06/01/22, Prefunded 06/01/12 @ 101                    1,000    1,130
Loudoun County Industrial Development
Authority, Residential Care Facilities,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100                                                    1,000    1,056

Loudoun County Industrial Development
Authority, Residential Care Facilities,
Ser B, RB, 5.000%, 08/01/28, Callable
08/01/07 @ 101                                                     1,075   1,103
Loudoun County Sanitation Authority,
Water & Sewage, RB, 5.000%, 01/01/25,
Callable 01/01/15 @ 100                                            3,165   3,343
Loudoun County, Public Improvement,
Ser B, GO, 5.000%, 06/01/16, Callable
06/01/15 @ 100                                                     4,635   5,059
Loudoun County, Ser A, GO, 5.000%,
07/01/13                                                           3,000   3,270
Louisa Industrial Development
Authority, Pollution Control, Electric &
Power Co., RB, 5.250%, 12/01/08,
Callable 11/08/06 @ 101                                              650     666
Montgomery County Industrial
Development Authority, RB, 5.500%,
01/15/18, Callable 01/15/12 @ 101,
AMBAC                                                              1,865   2,043
Newport News, GO, 5.250%, 07/01/15                                 3,000   3,337
Norfolk Industrial Development
Authority, RB, 6.900%, 06/01/06,
AMBAC                                                              1,000   1,014
Peninsula Ports Authority, Residential
Care Facility, Ser A, RB, 7.375%,
12/01/23, Callable 12/01/13 @ 100                                  1,525   1,706
Portsmouth, Ser A, GO, 5.000%,
04/01/14                                                           2,005   2,184
Richmond, GO, 5.500%, 01/15/12,
Callable 01/15/11 @ 101, FSA                                       2,500   2,741
Richmond, GO, 5.500%, 01/15/18,
Callable 01/10/11 @ 101, LOC: FSA                                  2,755   2,996
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.750%, 07/01/13, Callable
07/01/12 @ 100, MBIA                                               2,000   2,216
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.750%, 07/01/14, Callable
07/01/12 @ 100, MBIA                                               2,000   2,208
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/18, Callable
07/01/12 @ 100, MBIA                                               2,000   2,157
Roanoke Industrial Development
Authority, Carilion Health System, Ser C,
RB, 3.700%, 07/01/27, Prerefunded
03/01/06 @ 100, LOC: Wachovia Bank
N.A. (b)                                                           1,360   1,360
Roanoke Public Improvement, Ser B,
GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101                      2,500   2,657
Russell County Industrial Development
Authority, Pollution Control, Appalachian
Power Co. Project, Ser I, RB, 2.700%,
11/01/07, Mandatory Put 11/01/06 @ 100                             1,000     991

Southwest Regional Jail Authority
Facilities, RB, 3.000%, 09/01/06                                   1,750   1,747
Spotsylvania County Water & Sewer,
RB, 5.000%, 06/01/26, LOC: FSA                                     2,635   2,772
Tobacco Settlement Financing Corp.,
RB, 4.000%, 06/01/13                                               1,000     997
Tobacco Settlement Financing Corp.,
RB, 5.250%, 06/01/19, Callable 06/01/15
@ 100                                                              1,750   1,782
Tobacco Settlement Financing Corp.,
RB, 5.500%, 06/01/26, Callable 06/01/15
@ 100                                                              3,000   3,064
Virginia Beach Development Authority,
Ser A, RB, 5.375%, 08/01/16, Callable
08/01/12 @ 100                                                     1,650   1,801
Virginia Beach, Public Improvement,
Ser B, GO, 5.000%, 05/01/13                                        2,500   2,709
Virginia College Building Authority,
Educational Facilities Project, RB,
5.375%, 01/01/21, Callable 01/01/16 @
100                                                                2,990   3,407
Virginia College Building Authority,
Educational Facilities Project, Ser A, RB,
5.000%, 02/01/15, Callable 02/01/14 @
100                                                                4,510   4,876
Virginia College Building Authority,
Educational Facilities, Public Higher
Education Financing Program, Ser A, RB,
5.000%, 09/01/10                                                   3,000   3,201
Virginia Education Loan Authority, Guaranteed
Student Loan Program, Ser B, RB, AMT,
5.550%, 09/01/10                                                   1,190   1,194
Virginia Housing Development
Authority, Commonwealth Mortgage
Project, Ser A, RB, AMT, 2.000%,
07/01/06                                                             750     744
Virginia Housing Development
Authority, Multifamily, Ser E, RB,
AMT, 5.350%, 11/01/11, Callable
01/01/08 @ 102                                                     1,250   1,308
Virginia Housing Development
Authority, Multifamily, Ser H, RB,
AMT, 5.625%, 11/01/18, Callable
11/01/09 @ 100                                                     3,500   3,629
Virginia Housing Development
Authority, Multifamily, Ser I, RB,
AMT, 4.875%, 11/01/12, Callable
01/01/09 @ 101                                                     1,950   2,001
Virginia Polytechnic Institute & State
University, Ser D, RB, 5.125%,
06/01/21, Callable 06/01/14 @ 101,
AMBAC                                                              1,095   1,185
Virginia Port Authority, Commonwealth
Port Fund, RB, AMT, 5.900%,
07/01/16, Callable 07/01/06 @ 101                                  2,000   2,044
Virginia Public School Authority,
School Financing, Ser B, RB, 5.125%,
08/01/13, Prefunded 08/01/06 @ 102,                                1,000   1,031
Virginia Public School Authority, Ser
B, RB, 5.000%, 08/01/13, Callable
08/01/10 @ 101                                                     2,910   3,113

Virginia Resources Authority,
Infrastructure, RB, 5.000%, 11/01/22,
Callable 11/01/13 @ 100                                         1,670      1,772
Virginia State Resource Authority,
Senior Infrastructure, Ser B, RB, 5.000%,
11/01/26, Callable 11/01/14 @ 100                               2,185      2,306
Virginia Transportation Board Contract,
Ser B, RB, 6.750%, 05/15/06                                     3,605      3,652
Winchester, Public Improvement, GO,
5.000%, 11/01/18, Callable 11/01/15 @
100, FGIC                                                       2,580      2,791
York County Industrial Development
Authority, Pollution Control Project, RB,
5.500%, 07/01/09, Callable 11/08/06 @ 101                         640        657
                                                                        --------
                                                                         166,250
                                                                        --------
PUERTO RICO (4.2%)
Puerto Rico Commonwealth Highway &
Transportation Authority, Ser AA, RB,
5.000%, 07/01/06                                                1,500      1,511
Puerto Rico Electric Power Authority,
Ser RR, RB, 5.000%, 07/01/26, Callable
07/01/15 @ 100, XLCA                                            2,610      2,751
Puerto Rico Municipal Financial Agency,
Ser A, GO, 5.000%, 08/01/22, Callable
08/01/15 @ 100, FSA                                             3,000      3,206
                                                                        --------
                                                                           7,468
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $170,833)                                    173,718
                                                                        --------
MONEY MARKET FUNDS (1.0%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                  1,717,486      1,717
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $1,717)                                     1,717
                                                                        --------
TOTAL INVESTMENTS (COST $172,550) (A) - 99.0%                            175,435
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                               1,824
                                                                        --------
NET ASSETS - 100.0%                                                     $177,259
                                                                        ========

----------
(a) Cost for federal income tax purposes is $172,566 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $3,266
Unrealized Depreciation..................     (397)
                                            ------
Unrealized Appreciation (Depreciation)...   $2,869
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series
XLCA - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
VIRGINIA MUNICIPAL BOND FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
MUNICIPAL BONDS (96.8%)
DISTRICT OF COLUMBIA (1.9%)
Metropolitan Washington Airports
Authority, Airport System, Ser A, RB,
AMT, 5.500%, 10/01/27, Callable
10/01/11 @ 101                                                  $1,000    $1,069
                                                                          ------
VIRGINIA (94.9%)
Amherst County Service Authority, RB,
6.000%, 12/15/20, Callable 12/15/10 @ 102                          500       527
Amherst County Service Authority, RB,
6.000%, 12/15/30, Callable 12/15/10 @ 102                        1,750     1,827
Blacksburg Polytechnic Institute
Sanitation Authority, Sewer System, RB,
4.150%, 11/01/06                                                   500       504
Bristol Utility System, RB, 5.250%,
07/15/23, Callable 07/15/13 @ 100,
LOC: MBIA                                                        1,000     1,085
Fairfax County Sewer, RB, 5.800%,
07/15/22, Callable 07/15/06 @ 102,
MBIA                                                             1,000     1,033
Fairfax City, GO, 5.000%, 01/15/26,
Callable 01/15/15 @ 100                                          1,000     1,060
Fairfax County, Ser A, GO, 5.000%,
04/01/16, Callable 04/01/14 @ 100                                1,500     1,624
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.500%,
06/15/08                                                           550       575
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 5.000%,
06/15/25, Callable 06/15/15 @ 100,
MBIA                                                             1,000     1,051
Greater Richmond Convention Center
Authority, Hotel Tax, RB, 6.125%,
06/15/25, Callable 06/15/10 @ 101                                1,200     1,338
Hampton Virginia Golf Course, RB,
6.000%, 12/01/12                                                   866       895
Hanover County Industrial Development
Authority, Regional Medical Care Project,
RB, 6.375%, 08/15/18, LOC: MBIA                                  1,000     1,184
Henrico County Economic Development
Authority, Ser A, RB, 5.850%, 07/20/19,
Callable 07/20/09 @ 102, GNMA                                      400       429
Henrico County Economic Development
Authority, Ser A, RB, 5.900%, 07/20/29,
Callable 07/20/09 @ 102, GNMA                                      500       541

Henrico County Industrial Development
Authority, RB, AMT, 3.350%, 03/01/16,
Callable 02/17/06 @ 100, LOC: First
Union National Bank                                                1,045   1,030
Henry County Public Service Authority,
Water & Sewer, RB, 5.250%, 11/15/13,
FSA                                                                1,500   1,649
King George County Industrial
Development Authority, Exempt Facility,
Birchwood Power Partners, Ser B, RB,
AMT, 3.800%, 12/01/24, LOC: Bank of
Nova Scotia (b)                                                      500     500
Loudoun County Industrial Development
Authority, Public Safety Facilities Lease,
Ser A, RB, 5.250%, 12/15/17, Callable
06/15/14 @ 100                                                     1,110   1,209
Loudoun County Industrial Development
Authority, Residential Care Facilities,
Ser A, RB, 6.000%, 08/01/24, Callable
08/01/14 @ 100                                                       750     792
Loudoun County, Public Improvement,
Ser B, GO, 5.000%, 06/01/17, Callable
06/01/15 @ 100                                                     1,000   1,087
Lynchburg Industrial Development
Authority, Healthcare Facilities, Centra
Health, RB, 5.200%, 01/01/23,
Prerefunded 01/01/08 @ 101                                         1,015   1,060
Newport News Redevelopment &
Housing Authority, RB, 5.850%,
12/20/30, Callable 08/20/07 @ 102,
GNMA                                                                 500     518
Peninsula Ports Authority, Residential
Care Facility, Ser A, RB, 7.375%,
12/01/23, Callable 12/01/13 @ 100                                    525     587
Pittsylvania County, Ser B, GO,
5.625%, 03/01/15, Callable 03/01/11 @
102, MBIA                                                          1,000   1,113
Prince William County Virginia,
Industrial Development Authority, ATCC
Lease Project, RB, 5.000%, 02/01/15                                1,010   1,094
Prince William County Virginia,
Industrial Development Authority, ATCC
Lease Project, RB, 5.250%, 02/01/16                                1,055   1,166
Richmond Industrial Development
Authority, Student Housing, RB,
5.450%, 01/01/21, Callable 01/01/11 @ 102                          1,000   1,069
Richmond Public Utility, RB, 5.000%,
01/15/23, Callable 01/15/15 @ 100,
FSA                                                                1,000   1,060
Richmond, GO, 5.500%, 01/15/15,
Callable 01/15/11 @ 101                                            1,290   1,411
Richmond, GO, 5.500%, 01/15/18,
Callable 01/10/11 @ 101, LOC: FSA                                  1,000   1,088
Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/16, Callable
07/01/12 @ 100, MBIA                                              1,000   1,081

Roanoke Industrial Development
Authority, Carilion Health System, Ser A,
RB, 5.500%, 07/01/21, Callable
07/01/12 @ 100, MBIA                                               1,000   1,077
Roanoke Industrial Development
Authority, Carilion Health System, Ser C,
RB, 3.700%, 07/01/27, Prerefunded
03/01/06 @ 100, LOC: Wachovia Bank N.A. (b)                        2,365   2,365
Spotsylvania County Water & Sewer
Systems, RB, 5.000%, 06/01/15, FSA                                 1,000   1,091
Spotsylvania County Water & Sewer,
RB, 5.000%, 06/01/26, FSA                                          1,000   1,052
Tobacco Settlement Financing Corp.,
RB, 4.000%, 06/01/13                                               1,000     997
Tobacco Settlement Financing Corp.,
RB, 5.250%, 06/01/19, Callable 06/01/15 @ 100                        240     244
Tobacco Settlement Financing Corp.,
RB, 5.500%, 06/01/26, Callable 06/01/15 @ 100                      1,000   1,021
University of Virginia, RB, 5.000%,
06/01/17, Callable 06/01/15 @ 100                                  1,000   1,083
Upper Occoquan Sewer Authority, RB,
5.000%, 07/01/21, Callable 07/01/15 @
100, FSA                                                           1,000   1,069
Upper Occoquan Sewer Authority, RB,
5.000%, 07/01/25, Callable 07/01/15 @
100, FSA                                                           1,000   1,059
Virginia College Building Authority,
Educational Facilities, Public Higher
Education Financing Program, Ser A, RB,
5.000%, 09/01/10                                                   1,245   1,328
Virginia Commonwealth Transportation
Board, Ser A, RB, 5.375%, 05/15/12,
Callable 05/15/11 @ 100                                            1,500   1,629
Virginia Housing Development
Authority, Ser D, RB, AMT, 5.375%,
04/01/06                                                             715     718
Virginia Polytechnic Institute & State
University, Ser D, RB, 5.125%,
06/01/21, Callable 06/01/14 @ 101,
AMBAC                                                              1,000   1,083
Virginia Port Authority, Commonwealth
Port Fund, RB, AMT, 5.900%,
07/01/16, Callable 07/01/06 @ 101                                  1,000   1,022
Virginia Public School Authority,
5.000%, 08/01/15                                                   1,000   1,090
Virginia Public School Authority, Ser
A, RB, 5.000%, 08/01/24, Callable
08/01/14 @ 100                                                     1,365   1,438
Virginia Resources Authority,
Infrastructure, RB, 5.000%, 11/01/22,
Callable 11/01/13 @ 100                                            1,250   1,326
Virginia Resources Authority,
Infrastructure, Ser A, RB, 5.800%,
05/01/30, Callable 05/01/11 @ 101,
MBIA                                                               1,500   1,647
                                                                           -----

                                                                          53,526
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $53,175)                                      54,595
                                                                         -------
MONEY MARKET FUNDS (2.3%)

Federated Virginia Municipal Cash                            1,312,385     1,312
                                                                         -------
Trust, Institutional Class

TOTAL MONEY MARKET FUNDS (COST $1,312)                                     1,312
                                                                         -------
TOTAL INVESTMENTS (COST $54,487)(A) - 99.1%                               55,907
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                                 516
                                                                         -------
NET ASSETS - 100.0%                                                      $56,423
                                                                         =======

----------
(a) Cost for federal income tax purposes is $54,503 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation..................   $1,524
Unrealized Depreciation..................     (120)
                                            ------
Unrealized Appreciation (Depreciation)...   $1,404
                                            ======

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
FSA - Security insured by Financial Security Assurance.
GNMA - Security insured by the Government National Mortgage Association.
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
PRIME QUALITY MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CERTIFICATES OF DEPOSIT (9.2%)
BANKS (9.2%)
Barclays Bank PLC, 4.055%, 01/06/06                          $50,000    $ 50,000
Barclays Bank PLC NY, 4.110%, 01/17/06                        40,000      40,000
Calyon, Inc. NY, 4.300%, 04/26/06                             40,000      39,984
Credit Suisse First Boston LLC, 4.300%, 01/06/06 (b)          11,000      11,000
Credit Suisse First Boston LLC, 4.340%, 05/19/06 (b)          50,000      50,000
Fortis Bank NY, 3.610%, 06/07/06                              50,000      50,000
Regions Bank, 4.020%, 01/03/06                                25,000      25,000
Royal Bank of Scotland NY, 4.280%, 01/31/06                   80,000      79,998
Societe Generale NY, 4.300%, 01/31/06                         50,000      50,000
Toronto-Dominion Bank, 3.635%, 04/10/06                       75,000      75,002
Wells Fargo Bank NY, 4.300%, 01/11/06                         60,000      60,000
                                                                        --------
TOTAL CERTIFICATES OF DEPOSIT (COST $530,984)                            530,984
                                                                        --------

COMMERCIAL PAPERS (48.8%)
AGRICULTURAL SERVICES (0.9%)
Cargill, Inc., 4.324%, 01/05/06 (c)(d)                        49,960      49,936
                                                                        --------
BANKS (8.1%)
ANZ National International Ltd., 4.200%, 01/12/06
(c) (d)                                                       10,800      10,786
ANZ National International Ltd., 4.093%, 01/13/06
(c) (d)                                                       32,000      31,957
ANZ National International Ltd., 4.128%, 01/19/06
(c) (d)                                                       50,000      49,898
Bank of Ireland, 4.369%, 02/14/06 (c) (d)                      6,300       6,267
Calyon, Inc., 4.323%, 01/03/06 (c)                            80,000      79,980
Credit Suisse First Boston USA, Inc., 4.169%,
02/14/06 (c) (d)                                              30,000      29,849
DEPFA Bank PLC, 4.030%, 01/03/06 (c)(d)                       30,000      29,993
Deutsche Bank Financial LLC, 4.394%, 01/03/06 (c)             50,000      49,988

DnB Nor Bank ASA, 4.107%, 01/13/06 (c)                          15,800    15,778
Northern Rock PLC, 4.357%, 03/14/06 (c) (d)                     25,000    24,785
Rabobank USA Financial Corp., 4.329%, 04/03/06 (c)              32,025    31,677
Skandinaviska Enskilda Banken AB, 4.078%, 01/05/06 (c) (d)      27,500    27,488
Skandinaviska Enskilda Banken AB, 4.351%, 02/09/06 (c) (d)      10,900    10,849
Skandinaviska Enskilda Banken AB, 4.385%, 02/17/06 (c) (d)       8,150     8,104
Societe Generale, 4.151%, 02/03/06 (c)                          13,600    13,549
Societe Generale, 4.213%, 03/13/06 (c)                          20,000    19,837
Swedbank, 4.215%, 01/18/06 (c)                                  21,450    21,408
UBS Finance Delaware LLC, 4.301%, 01/03/06 (c)                  10,823    10,820
                                                                         -------
                                                                         473,013
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (33.4%)
Alliance & Leicester PLC, 4.108%, 01/09/06 (c) (d)               9,000     8,992
Alliance & Leicester PLC, 4.254%, 02/13/06 (c) (d)              49,537    49,288
Amstel Funding Corp., 4.544%, 05/08/06,
LOC: ABN AMRO Bank N.V. (c) (d)                                 23,876    23,500
Atlantis One Funding Corp, 4.246%, 02/07/06 (c) (d)              9,235     9,195
Atlantis One Funding Corp., 4.181%, 01/20/06 (c) (d)            18,221    18,181
Atlantis One Funding Corp., 4.459%,  03/21/06 (c) (d)           17,675    17,504
Barclays US Funding Corp., 4.251%, 02/07/06 (c)                 50,000    49,784
Barton Capital LLC, 4.178%, 01/05/06 (c) (d)                     5,043     5,041
Barton Capital LLC, 4.042%, 01/06/06, LOC: Societe
Generale (c) (d)                                                50,000    49,972
BNP Paribas, 4.209%, 01/31/06 (c)                               29,000    28,899
BNP Paribas, 4.475%, 03/31/06 (c)                               25,000    24,727
BNP Paribas, 4.339%, 04/03/06 (c)                               30,000    29,673
Cargill Global Funding PLC, 4.324%, 01/04/06 (c) (d)            50,000    49,982
Ciesco LLC, 4.090%, 01/04/06 (c) (d)                            50,000    49,983
Ciesco LLC, 4.180%, 01/11/06 (c) (d)                            30,000    29,965
CIT Group, Inc., 4.140%, 01/03/06 (c)                           27,375    27,369
CIT Group, Inc., 4.189%, 02/03/06 (c)                           10,000     9,962
CIT Group, Inc., 4.000%, 02/16/06 (c)                           25,000    24,875
CIT Group, Inc., 4.285%, 04/06/06 (c)                           36,000    35,601
CIT Group, Inc., 4.404%, 04/11/06 (c)                           25,000    24,700

Cullinan Finance Corp., 4.425%, 02/23/06 (c) (d)                 24,723   24,563
Cullinan Finance Corp., 4.469%, 03/21/06 (c) (d)                  8,693    8,609
Cullinan Finance Corp., 4.455%, 03/23/06 (c) (d)                 61,919   61,305
Danske Corp, 4.276%, 01/30/06 (c) (d)                            63,800   63,580
Danske Corp., 4.297%, 01/12/06 (c)(d)                            25,222   25,189
Dexia Delaware LLC, 4.180%, 1/10/06 (c)                          37,375   37,336
Dresdner US Finance, Inc., 4.189%, 01/09/06 (c)                  50,000   49,954
Dresdner US Finance, Inc., 4.462%, 04/17/06 (c)                  25,000   24,678
Dresdner US Finance, Inc., 4.546%, 05/08/06 (c)                  25,000   24,607
Edison Asset Securitization LLC, 4.366%, 02/08/06, LOC:
GE Capital Corp. (c) (d)                                          5,500    5,475
Fairway Finance Corp., 4.311%, 01/06/06, LOC: Bank of
Montreal (c) (d)                                                 18,667   18,656
Fairway Finance Corp., 4.152%, 01/09/06, LOC: Bank of
Montreal (c) (d)                                                 34,417   34,385
Fairway Finance Corp., 4.163%, 01/11/06, LOC: Bank of
Montreal (c) (d)                                                  9,701    9,690
Fountain Square Commercial Funding Corp., 4.162%,
01/03/06 (c) (d)                                                100,000   99,976
Fountain Square Commercial Funding Corp., 4.178%,
01/06/06 (c) (d)                                                  5,000    4,997
Fountain Square Commercial Funding Corp., 4.202%,
01/13/06 (c) (d)                                                 18,539   18,513
Fountain Square Commercial Funding Corp., 4.192%,
01/27/06 (c) (d)                                                 24,000   23,928
Grampian Funding LLC, 4.337%, 01/11/06,
LOC: HBOS Treasury Services PLC (c) (d)                          50,000   49,940
Greenwich Capital Holdings, Inc.,
4.251%, 08/25/06 (b)(d)                                          50,000   50,000
Grampian Funding LLC, 4.536%, 05/08/06,
LOC: HBOS Treasury Services PLC (c) (d)                          50,000   49,215
HBOS Treasury Services PLC, 4.162%, 02/01/06 (c)                 50,000   49,823
HBOS Treasury Services PLC, 4.217%, 02/06/06 (c)                 50,000   49,792
ING Funding LLC, 4.190%, 01/10/06 (c)                            50,000   49,948
ING Funding LLC, 4.339%, 02/06/06 (c)                            26,000   25,888
Liquid Funding Ltd., 4.497%, 03/13/06 (b)(d)                     30,000   29,999
New Center Asset Trust, 4.251%, 01/17/06 (c)                     43,910   43,828
New Center Asset Trust, 4.357%, 02/02/06 (c)                     50,000   49,808
New Center Asset Trust, Ser A-1, 4.331%, 01/30/06 (c)            62,779   62,562
Nordea North America, Inc., 4.320%,01/20/06 (c)                   9,000    8,980
Nordea North America, Inc., 4.323%, 01/30/06 (c)                 10,000    9,965

Nordea North America, Inc., 4.584%,
05/25/06 (c)                                                  11,500      11,293
Park Avenue Receivables Corp.,
4.192%, 01/03/06, LOC: JPMorgan
Chase Bank (c) (d)                                            44,070      44,060
Park Avenue Receivables Corp.,
4.317%, 01/18/06, LOC: JPMorgan
Chase Bank (c) (d)                                            22,161      22,116
Ranger Funding Co. LLC, 4.337%,
01/23/06 (c) (d)                                              40,000      39,894
Sheffield Receivables Corp., 4.167%,
01/03/06 (c) (d)                                              13,580      13,577
Sheffield Receivables Corp., 4.235%,
01/10/06 (c) (d)                                              40,475      40,432
Sigma Finance, Inc., 4.150%, 01/05/06 (c) (d)                 20,000      19,991
Stanfield Victoria Funding LLC,
4.324%, 01/10/06 (c) (d)                                      12,103      12,090
Stanfield Victoria Funding LLC,
4.429%, 02/23/06 (c) (d)                                      13,000      12,916
Stanfield Victoria Funding LLC,
4.429%, 02/24/06 (c) (d)                                      20,500      20,365
Stanfield Victoria Funding LLC,
4.412%, 02/27/06 (c) (d)                                       5,816       5,776
Surrey Funding Corp., 4.161%,
01/04/06, LOC: Barclays Bank PLC (c) (d)                      58,007      57,987
Surrey Funding Corp., 4.231%,
01/17/06, LOC: Barclays Bank PLC (c) (d)                      25,000      24,953
Surrey Funding Corp., 4.235%,
02/03/06, LOC: Barclays Bank PLC (c) (d)                      30,000      29,885
UBS Finance Corp., 4.138%, 01/30/06 (c)                       11,600      11,562
Westpac Capital Corp., 4.058%,
01/03/06 (c) (d)                                               8,700       8,698
Whistlejacket Capital Ltd., 4.584%,
05/26/06 (c) (d)                                              10,227      10,042
                                                                       ---------
                                                                       2,018,019
                                                                       ---------
INSURANCE (5.0%)
ING America Insurance Holdings,
4.050%, 01/04/06 (c)                                          35,500      35,488
ING America Insurance Holdings,
4.187%, 01/18/06 (c)                                          40,900      40,820
ING Verzekeringen NV, 4.218%,
01/23/06 (c)                                                  11,136      11,108
Jefferson-Pilot Corp., 4.310%,
01/03/06 (c) (d)                                              50,000      49,988
Jefferson-Pilot Corp., 4.301%,
01/05/06 (c) (d)                                              50,000      49,976
Swiss RE Financial Services Corp.,
3.770%, 01/09/06 (c) (d)                                      25,000      24,979
Swiss RE Financial Services Corp.,
3.945%, 02/01/06 (c) (d)                                      25,000      24,917
Swiss RE Financial Services Corp.,
4.259%, 04/03/06 (c) (d)                                      50,000      49,467
                                                                       ---------
                                                                         286,743
                                                                       ---------

TOTAL COMMERCIAL PAPERS (COST $2,747,712)                              2,747,712
                                                                       ---------
CORPORATE BONDS (35.0%)
AGRICULTURE (0.5%)
Cargill, Inc., 6.250%, 05/01/06 (d)                           29,770      30,005
                                                                       ---------
AUTO MANUFACTURERS (1.6%)
American Honda Finance Corp.,
4.292%, 05/12/06 (b) (d)                                      50,000      50,000
American Honda Finance Corp.,
4.075%, 07/10/06 (b) (d)                                      40,000      40,000
                                                                       ---------
                                                                          90,000
                                                                       ---------
AUTOMOBILE ABS (1.7%)
Honda Auto Receivables Owner Trust,
Ser 2005-2, Cl A1, 3.182%, 05/15/06                               89          89
Honda Auto Receivables Owner Trust,
Ser 2005-3, Cl A1, 3.420%, 06/19/06                           12,781      12,781
Honda Auto Receivables Owner Trust,
Ser 2005-6, Cl A1, 4.513%, 12/18/06                           23,000      23,000
Nissan Auto Receivables Owner Trust,
Ser 2005-B, Cl A1, 3.358%, 06/15/06                            6,911       6,910
Nissan Auto Receivables Owner Trust,
Ser 2005-C, CL A1, 3.861%, 09/15/06                           19,459      19,458
Volkswagen Auto Loan Enhanced Trust,
Ser 2005-1, Cl A1, 4.366%, 11/20/06                           38,508      38,508
Wachovia Auto Owner Trust, Ser
2005-A, Cl A1, 3.340%, 05/22/06 (b)                              281         281
                                                                       ---------
                                                                         101,027
                                                                       ---------
BANKS (4.4%)
Bank of New York Co., Inc. (The),
4.419%, 01/26/07 (b) (d)                                      25,000      25,000
Northern Rock PLC, 4.498%, 01/09/07 (b) (d)                  101,500     101,500
Wachovia Bank, 4.244%, 12/04/06 (b)                           17,000      17,000
Wachovia Corp. NA, 4.360%,
12/08/06 (b)                                                  50,000      50,030
Wells Fargo & Co., 4.344%, 01/02/07 (b)                       10,000      10,000
Wells Fargo & Co., 4.359%, 01/12/07 (b) (d)                   50,000      50,000
                                                                       ---------
                                                                         253,530
                                                                       ---------
COMPUTERS (0.4%)
IBM Corp., 4.329%, 01/08/07 (b) (d)                           25,000      25,000
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES (25.8%)
Alliance & Leicester PLC, 4.329%,
01/08/07 (b) (d)                                              30,000      30,000
American Express Credit Corp.,
4.391%, 01/08/07 (b)                                          90,000      90,000
Bear Stearns & Co., Inc., 3.000%,
03/30/06                                                       9,100       9,082
Bear Stearns & Co., Inc., 4.419%,
12/28/06 (b)                                                 125,000     125,000
Beta Finance, Inc., 4.209%, 07/26/06 (b) (d)                  50,000      50,000

BMW US Capital LLC, 4.149%,
06/07/06 (b)                                                  50,000      50,071
CIT Group, Inc., 4.340%, 05/12/06 (b)                         25,000      25,000
Dorada Finance, Inc., 4.348%, 03/14/06 (b) (d)                 8,500       8,500
General Electric Capital Corp., 4.502%,
05/12/06 (b)                                                  10,115      10,123
General Electric Capital Corp., 4.440%,
01/09/07 (b)                                                  69,000      69,000
General Electric Capital Corp., Ser A,
4.390%, 03/29/06 (b)                                          20,000      20,005
Goldman Sachs Group, Inc. (The),
4.389%, 12/15/06 (b) (d)                                     100,000     100,000
Greenwich Capital Holdings, Inc.,
4.299%, 03/08/06 (b) (d)                                      25,000      25,000
K2 USA LLC, 4.285%, 12/04/06 (b) (d)                          50,000      50,000
K2 USA LLC, 4.320%, 12/08/06 (b) (d)                          50,000      49,995
Lehman Brothers Holdings, Inc.,
6.250%, 05/15/06                                              25,000      25,230
Liberty Light US Capital, 4.256%,
02/01/06 (b) (d)                                              50,000      50,000
Liberty Light US Capital, 4.285%,
02/07/06 (b) (d)                                              25,000      25,000
Liberty Light US Capital, 4.320%,
05/11/06 (b) (d)                                              50,000      49,997
Liberty Light US Capital, 4.325%,
01/05/07 (b) (d)                                              25,000      25,000
Liquid Funding Ltd., 4.306%, 08/07/06 (b) (d)                 50,000      49,997
Liquid Funding Ltd., 4.350%, 11/17/06 (b) (d)                 30,000      29,996
Liquid Funding Ltd., 4.264%, 11/28/06 (b) (d)                 40,000      40,000
Liquid Funding Ltd., 4.345%, 12/29/06 (b) (d)                 15,000      14,998
Merrill Lynch & Co., Inc., 4.341%,
01/04/07 (b)                                                  30,000      30,000
Morgan Stanley, 4.330%, 01/12/07 (b)                          48,500      48,500
Morgan Stanley, 4.399%, 01/12/07 (b)                          75,000      75,000
National Rural Utilities Cooperative
Finance Corp., 6.000%, 05/15/06                               37,987      38,285
Sigma Finance, Inc., 4.330%, 05/02/06 (b) (d)                 50,000      50,000
Sigma Finance, Inc., 4.320%, 11/06/06 (b) (d)                 50,000      50,007
Sigma Finance, Inc., 4.295%, 12/05/06 (b) (d)                 50,000      50,000
Stanfield Victoria LLC, 4.315%,
12/22/06 (b) (d)                                              50,000      49,988
Stanfield Victoria LLC, 4.330%,
01/22/07 (b) (d)                                              50,000      49,995
Toyota Motor Credit Corp., 2.800%,
01/18/06                                                      27,425      27,410
                                                                       ---------
                                                                       1,491,179
                                                                       ---------
INSURANCE (0.6%)
Jefferson-Pilot Capital Corp., 4.400%,
12/17/06 (b) (d)                                              35,000      35,000
                                                                       ---------

OTHER ABS (0.0%)
GE Commercial Equipment Financing
LLC, Ser 2005-1, Cl A1, 3.424%,
06/20/06                                                       1,691       1,691
                                                                       ---------
TOTAL CORPORATE BONDS (COST $2,027,432)                                2,027,432
                                                                       ---------
MASTER NOTES (2.9%)
BANKS (2.9%)
Bank of America Corp., 4.320% (b)                            165,000     165,000
                                                                       ---------
TOTAL MASTER NOTES (COST $165,000)                                       165,000
                                                                       ---------
MONEY MARKET FUNDS (2.9%)
Federated Prime Value Money Market Fund                  165,000,000     165,000
                                                                       ---------
TOTAL MONEY MARKET FUNDS (COST $165,000)                                 165,000
                                                                       ---------
REPURCHASE AGREEMENTS (1.8%)
Bear Stearns & Co., Inc., 4.205%, dated
12/30/05, to be repurchased on 01/03/06,
repurchased price $10,086,541
(collateralized by U.S. Government
Agencies, DN, due 07/01/33-12/01/33;
total market value $10,283,937)                               10,082      10,082
BNP Paribas, 4.005%, dated 12/30/05,
to be repurchased on 01/03/06,
repurchased price $18,732,021
(collateralized by U.S. Government
Agencies, 5.250%, due 04/15/07; total
market value $19,098,993)                                     18,724      18,724
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchased price $12,849,190
(collateralized by U.S. Government
Agencies, DN, due 08/01/34; total market
value $13,100,248)                                            12,843      12,843
Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchased price $20,583,632
(collateralized by U.S. Government
Agencies, 5.500%, due
11/01/22-10/01/33; total market value
$20,986,398)                                                  20,574      20,574
Morgan Stanley, 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchased price $25,161,803
(collateralized by U.S. Government
Agencies, 4.818%-5.257%, due
02-01/34-11/01/35; total market value
$25,756,783)                                                  25,150      25,150
UBS Warburg LLC, 4.215%, dated
12/30/05, to be repurchased on 01/03/06,
repurchased price $17,992,314
(collateralized by U.S. Government
Agencies, DN, due 02/25/18; total market
value $18,346,372)                                            17,984      17,984
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS (COST $105,357)                              105,357
                                                                       ---------

TOTAL INVESTMENTS (COST $5,821,484) (A) - 100.6%                       5,821,484
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                           (32,973)
                                                                      ----------
NET ASSETS - 100.0%                                                   $5,788,511
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl - Class
DN - Discount Note
LLC - Limited Liability Company
LOC - Line of Credit
PLC - Public Limited Company
Ser - Series

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
TAX-EXEMPT MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
MUNICIPAL BONDS (98.76%)
ALABAMA (2.04%)
Birmingham-Carraway Special Care
Facilities Financing Authority, Carraway
Methodist Health Project, Ser A, RB,
3.540%, 08/15/28, LOC: AmSouth Bank (b)                       $ 5,900    $ 5,900
Cherokee Industrial Development Board,
The BOC Group Project, RB, 3.520%,
04/01/08, LOC: Wachovia Bank of
Georgia (b)                                                     3,500      3,500
Covington County, GO Warrants,
3.620%, 06/01/32, LOC: SouthTrust
Bank N.A. (b)                                                   2,355      2,355
Daphne-Villa Mercy Special Care
Facilities Financing Authority, Mercy
Medical Project, RB, 3.520%, 12/01/27,
LOC: AmSouth Bank (b)                                          12,500     12,500
Marion Educational Building Authority,
Judson College Project, RB, 3.570%,
01/01/33, LOC: SouthTrust Bank N.A. (b)                         6,620      6,620
                                                                         -------
                                                                          30,875
                                                                         -------
ALASKA (1.98%)
Valdez Marine Terminal, Exxon Pipeline
Co. Project, RB, 3.730%, 10/01/25 (b)                          30,000     30,000
                                                                         -------
CALIFORNIA (2.97%)
California Housing Finance Agency,
Home Mortgage, Ser U, RB, AMT,
3.780%, 02/01/31, LOC: FSA (b)                                 20,000     20,000
California Housing Finance Agency,
Home Mortgage, Ser U, RB, AMT,
3.780%, 02/01/32, LOC: FSA (b)                                 10,000     10,000
San Francisco City & County Housing
Authority, Valencia Gardens Housing,
RB, AMT, 3.520%, 09/01/49, LOC:
Citibank N.A. (b)                                              15,000     15,000
                                                                         -------
                                                                          45,000
                                                                         -------
COLORADO (0.36%)
Colorado Housing & Finance Authority,
St. Moritz Project, Ser H, RB, 3.530%,
10/15/16, LOC: FNMA (b)                                         5,415      5,415
                                                                         -------
DISTRICT OF COLUMBIA (2.08%)
District of Columbia, Planned
Parenthood Project, RB, 3.550%,
12/01/29, LOC: Bank of America N.A. (b)                         6,245      6,245

District of Columbia, The Phillips
Collection Issue, RB, 3.550%, 08/01/33,
LOC: Bank of America N.A. (b)                                     6,000    6,000
District of Columbia, Thurgood
Marshall Center Trust, RB, 3.550%,
11/01/27, LOC: Branch Banking & Trust Co. (b)                     3,345    3,345
Metro Washington Airports, Ser A-05,
3.200%, 02/27/06 (b)                                              6,000    6,000
Metro Washington Airports, Ser B-05,
3.200%, 02/15/06 (b)                                             10,000    9,999
                                                                          ------
                                                                          31,589
                                                                          ------
FLORIDA (6.35%)
De Soto County Industrial Development,
Tremron Project, RB, 3.650%, 11/01/15,
LOC: Branch Banking & Trust Co. (b)                               3,800    3,800
Florida Housing Finance Agency,
Bainbridge Project, Ser M, RB, AMT,
3.520%, 12/01/25, LOC: FNMA (b)                                   6,170    6,170
Florida Housing Finance Corp.,
Brentwood Club Apartments Project, Ser
A-1, RB, AMT, 3.510%, 01/15/35, LOC: FNMA (b)                    10,400   10,400
Florida Housing Finance Corp., Ser
MT-169, RB, 3.250%, 10/01/32, LOC: FHLMC                         12,750   12,750
Florida Housing Finance Corp., St.
Andrews Pointe Apartments Project, Ser
E-1, RB, AMT, 3.520%, 06/15/36, LOC: FNMA (b)                     8,615    8,615
Florida Housing Finance Corp., Stone
Harbor Apartments Project, Ser K, RB,
AMT, 3.530%, 07/15/36, LOC:
AmSouth Bank (b)                                                  5,560    5,560
Hillsborough County Industrial
Development Authority, Independent Day
School Project, RB, 3.600%, 09/01/26,
LOC: Bank of America N.A. (b)                                     2,300    2,300
Jacksonville Economic Development
Commission, Goodwill Industries of
North Florida Project, RB, 3.470%,
07/01/23, LOC: SouthTrust Bank N.A. (b)                           3,100    3,100
Manatee County St., Stephens Upper
School Project, RB, 3.600%, 11/01/25,
LOC: Bank of America N.A. (b)                                     3,200    3,200
Miami-Dade County Industrial
Development Authority, Gulliver Schools
Project, RB, 3.600%, 09/01/29, LOC:
Bank of America N.A. (b)                                          7,050    7,050
Orange County Housing Finance
Authority, Charleston Club Apartments
Project, Ser A, RB, AMT, 3.520%,
07/15/34, LOC: FNMA (b)                                           7,000    7,000
Santa Rosa County Health Facilities
Authority, Baptist Hospital, Inc. Project,
RB, 3.550%, 10/01/21, LOC: Bank of
America N.A. (b)                                                  7,700    7,700

Sarasota County Health Facility
Authority, Bay Village Project, RB,
3.600%, 12/01/23, LOC: Bank of America N.A. (b)                   4,100    4,100
Tampa Bay Water Utility System,
Regional Water Supply Authority, RB,
AMT, 3.600%, 10/01/31, LOC: Bank of
America N.A. (b)                                                  9,100    9,100
University of North Florida Foundation,
Inc., Parking Systems Project, RB,
3.580%, 05/01/28, LOC: First Union
National Bank (b)                                                 5,400    5,400
                                                                          ------
                                                                          96,245
                                                                          ------
GEORGIA (1.84%)
Atlanta Airport, Ser 313, RB, AMT,
3.590%, 01/01/18, Callable 01/01/10 @
101, LOC: FGIC (b)                                                3,335    3,335
Bulloch County Development Authority,
Ser PT-2594, RB, 3.550%, 08/01/26,
Callable 08/01/15 @ 100, LOC: XLCA (b)                            4,100    4,100
Cobb County Development Authority,
Kennesaw State University Project, RB,
3.520%, 11/01/18, LOC: AMBAC (b)                                  4,820    4,820
Houston County Development
Authority, Clean Control Corp. Project,
RB, AMT, 3.650%, 06/01/20, LOC:
Branch Banking & Trust Co. (b)                                    2,625    2,625
Metropolitan Atlanta Rapid Transit
Authority, Ser SG-57, RB, 3.550%,
07/01/20, LOC: AMBAC (b)                                          5,000    5,000
Savannah Economic Development
Authority, Exempt Facilities -
Consolidated Utilites, Inc. Project, RB,
AMT, 3.650%, 12/01/19, LOC: Branch
Banking & Trust Co. (b)                                           2,090    2,090
Savannah Economic Development
Authority, Kennickell Printing Co.
Project, RB, AMT, 3.650%, 09/01/11,
LOC: Branch Banking & Trust Co. (b)                               1,410    1,410
Toombs County Hospital Authority,
Meadows Regional Medical Center
Project, RB, 3.550%, 12/01/17, LOC:
Branch Banking & Trust Co. (b)                                    4,500    4,500
                                                                          ------
                                                                          27,880
                                                                          ------
HAWAII (0.33%)
Hawaii State Airport System, Ser
PA-1110, RB, AMT, 3.000%, 07/01/09,
LOC: FGIC (b)                                                     4,995    4,995
                                                                          ------
ILLINOIS (13.05%)
Bloomington-Normal Airport Authority,
GO, 3.590%, 01/01/12, LOC: Bank One
N.A. (b)                                                            700      700
Chicago Airport Special Facilities,
Centerpoint O'Hare LLC Project, RB,
AMT, 3.630%, 09/01/32, LOC: Bank
One N.A. (b)                                                      2,800    2,800
Chicago Waterworks, Merlots Project,
Ser A 02, GO, 2.275%, 11/01/30 (b)                               14,920   14,920

Chicago, Merlots Project, Ser WWW,
GO, 3.540%, 01/01/22, LOC: AMBAC (b)                            11,000    11,000
Illinois Educational Facilities Authority,
Chicago Children's Museum Project, RB,
3.580%, 02/01/28, LOC: Bank One N.A. (b)                         1,600     1,600
Illinois Educational Facilities Authority,
Museum of Science & Industry Project,
RB, 3.580%, 11/01/15, LOC: Northern
Trust Co. (b)                                                    4,200     4,200
Illinois Finance Authority, Alexian
Brothers Health Project, RB, 3.510%,
04/01/35, LOC: Bank One N.A. (b)                                31,000    31,000
Illinois Finance Authority, Resurrection
Health, Ser B, RB, 3.770%, 05/15/35,
LOC: JPMorgan Chase & Co. (b)                                   50,000    50,000
Illinois Finance Authority, Resurrection
Health, Ser C, RB, 3.410%, 05/15/35,
LOC: Lasalle Bank N.A. (b)                                      50,100    50,100
Illinois Health Facilities Authority,
Advocate Health Care Project, Ser B, RB,
3.520%, 08/15/22 (b)                                             2,000     2,000
Illinois Health Facilities Authority,
Proctor Hospital Project, RB, 3.580%,
01/01/12, LOC: Bank One N.A. (b)                                 3,400     3,400
Illinois State, Merlots Project, Ser B04,
GO, 3.540%, 12/01/24, Callable 01/01/12
@100, LOC: FSA (b)                                               7,225     7,225
Lockport Industrial Development,
Panduit Corp. Project, RB, AMT,
3.520%, 04/01/25, LOC: Fifth Third
Bank (b)                                                         2,000     2,000
Macon County, Millikin University
Project, RB, 3.500%, 10/01/28, LOC:
AMBAC (b)                                                        5,850     5,850
Naperville, Heritage YMCA Group, Inc.
Project, RB, 3.560%, 12/01/29, LOC:
Fifth Third Bank (b)                                             7,600     7,600
Savanna Industrial Development,
Metform Corp. Project, Ser A, RB, AMT,
3.630%, 05/01/14, LOC: Bank One N.A. (b)                           500       500
Savanna Industrial Development,
Metform Corp. Project, Ser B, RB, AMT,
3.630%, 06/01/09, LOC: Bank One N.A. (b)                         1,400     1,400
Wheeling Industrial Development,
Circuit Service, Inc. Project, RB, AMT,
3.680%, 04/01/18, LOC: Bank One
Illinois N.A. (b)                                                1,600     1,600
                                                                         -------
                                                                         197,895
                                                                         -------
INDIANA (3.04%)
Elkhart County Economic Development,
Holly Park, Inc. Project, RB, AMT,
3.680%, 02/01/10, LOC: Bank One
Indiana N.A. (b)                                                 1,300     1,300
Fort Wayne Economic Development,
Notre Dame Technical Project, RB,
AMT, 3.630%, 07/01/09, LOC: Bank
One N.A. (b)                                                     1,000     1,000

Indiana Bond Bank, RB, 3.560%,
02/01/22, Callable 02/01/15 @ 100,
LOC: FGIC (b)                                                     5,170    5,170
Indiana Development Finance Authority,
Christel House Project, RB, 3.560%,
02/01/23, LOC: Fifth Third Bank (b)                               6,620    6,620
Indiana Development Finance Authority,
Culver Educational Foundation Project,
RB, 3.580%, 01/01/32, LOC: Northern
Trust Co. (b)                                                    12,700   12,700
Indiana Development Finance Authority,
Indiana Historical Society Project, RB,
3.580%, 08/01/31, LOC: Bank One
Indiana N.A. (b)                                                  1,200    1,200
Indiana Health Facility Financing
Authority, Clarian Health Partners, Inc.
Project, Ser B, RB, 3.520%, 02/15/26,
LOC: JPMorgan Chase & Co. (b)                                     2,000    2,000
La Porte County Economic
Development, Pedcor
Investments-Woodland Project, RB,
AMT, 3.640%, 10/01/29, LOC: FHLB (b)                              1,200    1,200
Marshall County Economic
Development, Culver Educational
Foundation Project, RB, 3.580%,
01/01/35, LOC: Bank One N.A. (b)                                  8,300    8,300
MSD Warren Township Vision 2005
School Building Corp., Merlots Project,
Ser A52, RB, 3.540%, 07/15/20, LOC:
FGIC (b)                                                          6,595    6,595
                                                                          ------
                                                                          46,085
                                                                          ------
IOWA (0.73%)
City of Des Moines, 2.900%, 01/17/06                              5,000    5,000
Iowa Higher Education Loan Authority,
Private College-Graceland Project, RB,
3.600%, 02/01/33, LOC: Bank of America
N.A. (b)                                                          3,700    3,700
Sac County Industrial, Evapco, Inc.
Project, RB, AMT, 3.650%, 07/01/16,
LOC: Bank of America N.A. (b)                                     2,400    2,400
                                                                          ------
                                                                          11,100
                                                                          ------
KENTUCKY (1.11%)
Campbell County Industrial Building,
Hospital Imaging Co., Inc. Project, RB,
3.580%, 04/01/20, LOC: Fifth Third
Bank (b)                                                          2,705    2,705
Kentucky State Turnpike Authority,
Economic Development, Ser PT-2702,
RB, 3.550%, 07/01/22, Callable 07/01/15
@ 100, LOC: AMBAC (b)                                            14,100   14,100
                                                                          ------
                                                                          16,805
                                                                          ------
MARYLAND (1.65%)
Maryland Community Development
Administration, Department of Housing &
Community Development, People's
Resource Center, Ser C, RB, AMT,
3.530%, 09/01/35, LOC: Lloyds TSB
Bank PLC (b)                                                     15,040   15,040

Maryland State Economic Development
Corp., YMCA of Central Maryland, Inc.
Project, RB, 3.550%, 04/01/28, LOC:
Branch Banking & Trust Co. (b)                                    3,950    3,950
Maryland State, Ser PA-816, GO,
3.530%, 03/01/12, LOC: Merrill Lynch
Capital Services, Inc. (b)                                        5,995    5,995
                                                                          ------
                                                                          24,985
                                                                          ------
MASSACHUSETTS (4.28%)
Massachusetts Bay Transportation
Authority, Sales Tax, Ser PT-2581, RB,
3.530%, 07/01/26, LOC: Dexia Credit
Local (b)                                                        30,000   30,000
Massachusetts State Special Obligations,
Dedicated Tax, Ser PT-3050, RB,
3.530%, 01/01/30, LOC: FGIC (b)                                  25,010   25,010
Massachusetts State, Ser PT-1390, GO,
3.530%, 03/01/10, LOC: FSA (b)                                    9,905    9,905
                                                                          ------
                                                                          64,915
                                                                          ------
MICHIGAN (0.68%)
ABN Amro Munitops Certificate Trust,
Ser 2004-2, RB, AMT, 3.610%,
12/20/11, LOC: GNMA (b)                                           9,780    9,780
Oakland County Economic Development
Corp., Moody Family Ltd. Project, RB,
AMT, 3.680%, 09/01/12, LOC: Bank
One Michigan (b)                                                    500      500
                                                                          ------
                                                                          10,280
                                                                          ------
MISSOURI (0.25%)
Carthage Industrial Development
Authority, Schreiber Project, RB, AMT,
3.630%, 11/01/10, LOC: First National
Bank (b)                                                          3,100    3,100
Missouri State Environmental
Improvement & Energy Resource
Authority, Utilicorp United, Inc. Project,
RB, AMT, 3.630%, 05/01/28, LOC:
Toronto Dominion Bank (b)                                           700      700
                                                                          ------
                                                                           3,800
                                                                          ------
MONTANA (0.56%)
Missoula County Economic
Development, Dinny Stranahan Research
Institute Project, RB, 3.550%, 06/01/20,
LOC: Northern Trust Co. (b)                                       8,500    8,500
                                                                          ------
NEVADA (2.12%)
Las Vegas New Convention & Visitors
Authority, Ser PT-2714, RB, 3.550%,
07/01/15, LOC: AMBAC (b)                                         21,620   21,620
Nevada State, Ser 344, GO, 3.570%,
05/15/28, Callable 05/15/08 @ 100,
LOC: FGIC (b)                                                     5,495    5,495
Nevada State, Ser SG-114, 3.550%,
03/01/27 (b)                                                      5,000    5,000
                                                                          ------
                                                                          32,115
                                                                          ------
NEW JERSEY (7.13%)
New Jersey Economic Development
Authority, Ser 1533, RB, 3.540%,
06/15/10, LOC: MBIA (b)                                          16,155   16,155

New Jersey Economic Development
Authority, Ser PT-1532, RB, 3.540%,
12/15/14, LOC: MBIA (b)                                         10,590    10,590
New Jersey Economic Development
Authority, Ser PT-2847, RB, 3.540%,
09/01/22, LOC: MBIA (b)                                         39,950    39,950
New Jersey State, Ser PT-2742, GO,
3.540%, 07/15/19, LOC: AMBAC (b)                                12,580    12,580
New Jersey Transportation Trust Fund
Authority, Ser PA-802, RB, 3.540%,
12/15/09, LOC: FSA (b)                                          10,000    10,000
New Jersey Transportation Trust Fund
Authority, Ser PT-2489, RB, 3.540%,
12/15/17, Callable 12/15/15 @ 100,
LOC: AMBAC/FGIC (b)                                             18,860    18,860
                                                                         -------
                                                                         108,135
                                                                         -------
NEW YORK (10.49%)
New York City Housing Development
Corp., Ser PT-2753, RB, 3.540%,
07/01/25, Callable 07/01/15 @ 100,
LOC: FGIC (b)                                                    2,250     2,250
New York City Housing Development
Corp., State Renaissance LLC, Ser A,
RB, AMT, 3.530%, 06/01/37, LOC:
FHLMC (b)                                                       25,000    25,000
New York City Municipal Water
Finance Authority, Ser SGB-27, RB,
3.550%, 06/15/24, LOC: FSA (b)                                   9,000     9,000
New York City Municipal Water
Finance Authority, Water & Sewer
System, Ser PA-523, RB, 3.540%,
06/15/30, Callable 06/15/07 @ 101,
LOC: FGIC (b)                                                   32,740    32,740
New York City Transitional Finance
Authority, Ser 3, Sub-Ser 3B, RB,
3.750%, 11/01/22, LOC: Citigroup
Global Markets (b)                                              20,000    20,000
New York State Dormitory Authority,
Secondary Issues, Ser PT-2645, RB,
3.540%, 03/15/17, Callable 03/15/15 @
100, LOC: AMBAC (b)                                              9,970     9,970
New York State Dormitory Authority,
Ser PT-746, RB, 3.400%, 10/01/17,
Callable 12/14/06 @ 100, LOC: MBIA (b)                           1,495     1,495
New York State Thruway Authority, Ser
SG-119, RB, 3.830%, 01/01/27, LOC:
Societe Generale (b)                                             7,900     7,900
New York State Urban Development
Corp., Ser PT-2955, RB, 3.540%,
12/15/24, LOC: AMBAC (b)                                        19,940    19,940
New York, Ser PT-2712, GO, 3.540%,
08/01/25, Callable 08/01/15 @ 100,
LOC: FGIC (b)                                                   13,985    13,985
Sales Tax Asset Receivables Corp., Ser
PT-2450, RB, 3.540%, 10/15/25,
Callable 10/15/14 @ 100, LOC: MBIA (b)                          14,960    14,960

Southeast Industrial Development
Agency, Unilock New York, Inc. Project,
RB, AMT, 3.680%, 12/01/12, LOC:
Bank One N.A. (b)                                                1,800     1,800
                                                                         -------
                                                                         159,040
                                                                         -------
NORTH CAROLINA (3.99%)
Charlotte Airport, Charlotte-Douglas
International, Ser A, RB, AMT, 3.540%,
07/01/17, LOC: MBIA (b)                                          3,500     3,500
Charlotte Water & Sewer System, RB,
2.800%, 02/28/06                                                21,500    21,500
Cleveland County Family YMCA, Inc.
Recreational Facilities, RB, 3.550%,
08/01/18, LOC: Branch Banking & Trust (b)                        2,300     2,300
Forsyth County, Communications
System Project, COP, 3.550%, 10/01/12,
LOC: Wachovia Bank N.A. (b)                                      9,070     9,070
Guilford County Industrial Facilities &
Pollution Control Financing, YMCA of
Greensboro, Inc. Project, RB, 3.550%,
02/01/23, LOC: Branch Banking & Trust Co. (b)                    4,800     4,800
North Carolina Medical Care
Commission Health Care Facilities,
Friends Homes Project, RB, 3.500%,
09/01/33, LOC: Bank of America N.A. (b)                          6,855     6,855
North Carolina Medical Care
Commission Health Care Facilities,
Lutheran Services for the Aging Project,
RB, 3.520%, 03/01/28, LOC: Branch
Banking & Trust Co. (b)                                          8,135     8,135
North Carolina Medical Care
Commission, Westcare Health Systems
Obligation, Ser A, RB, 3.550%,
09/01/22, LOC: Branch Banking & Trust Co. (b)                    4,400     4,400
                                                                         -------
                                                                          60,560
                                                                         -------
OHIO (0.71%)
Ohio State Higher Educational Facility
Commission, Pooled Financing Project,
RB, 3.610%, 09/01/18, LOC: Fifth Third
Bank (b)                                                         3,440     3,440
Rickenbacker Port Authority, YMCA of
Central Ohio Project, RB, 3.580%,
05/01/22, LOC: Fifth Third Bank (b)                              7,300     7,300
                                                                         -------
                                                                          10,740
                                                                         -------
OTHER (11.11%)
Eagle Tax-Exempt Trust, Ser 20001001,
Cl A, GO, 3.560%, 07/01/15, Callable
07/01/10 @ 100, LOC: Citibank N.A. (b)                           7,025     7,025
Eagle Tax-Exempt Trust, Ser 991301,
GO, 3.560%, 06/01/25, LOC: FSA (b) (c)                           9,900     9,900
Municipal Securities Pool Trust
Receipts, Ser SG P-18, RB, 3.660%,
01/01/35, LOC: Societe Generale (b) (c)                          4,400     4,400

Municipal Securities Pool Trust Receipts, Ser SG-PG 17,
3.660%, 06/01/34 (b) (c)                                        16,405    16,405
Munimae Trust, Ser PT-616, RB, AMT, 3.600%, 12/17/06,
LOC: FHLMC (b)(c)                                                5,000     5,000
Puttable Floating Rate Option, Tax-Exempt Receipts, Ser
PPT-1001, Cl D, 3.100%, 03/01/40 (c)                             9,120     9,120
Puttable Floating Rate Option,Tax-Exempt Receipts, Ser
PPT-1001, Cl I, 2.650%, 03/01/40 (b) (c)                         9,120     9,120
Puttable Floating Rate Option, Tax-Exempt Receipts, Ser
PPT-1003, Cl A, 2.400%, 01/01/32 (b) (c)                        19,220    19,220
Puttable Floating Rate Option, Tax-Exempt Receipts, Ser
PPT-1003, Cl B, 3.610%, 01/01/32 (b) (c)                        55,735    55,735
Puttable Floating Rate Option, Tax-Exempt Receipts, Ser
PPT-34, 3.500%, 12/01/29 (b) (c)                                30,000    30,000
Puttable Floating Rate Option, Tax-Exempt Receipts, Ser
PPT-36, Cl A, 3.660%, 01/01/27 (b) (c)                           2,565     2,565
                                                                         -------
                                                                         168,490
                                                                         -------
PENNSYLVANIA (2.52%)
Allegheny County Hospital Development Authority, Ser PT-762,
RB, 2.850%, 11/01/23, LOC: MBIA (b)                             15,900    15,900
Berks County Industrial Development Authority, Kutztown
University Foundation Project, RB, 3.520%,01/01/27,
LOC: Wachovia Bank N.A.(b)                                         300       300
Cambria County Industrial Development Authority, Cambria Cogen
Co. Project, Ser A-1, RB, AMT, 3.660%, 12/01/28,
LOC: Bayerische Hypo-Und Vereinsbank (b)                         7,125     7,125
Delaware River Port Authority, Ser PA 965, RB, 3.540%,
01/01/10, LOC: FSA(b)                                            5,920     5,920
Philadelphia Authority for Industrial Development, Chemical
Heritage Foundation Project, RB, 3.520%, 07/01/27,
LOC: Wachovia Bank N.A. (b)                                      8,920     8,920
                                                                         -------
                                                                          38,165
                                                                         -------
SOUTH CAROLINA (3.18%)
South Carolina Educational Facilities Authority, Charleston
Southern University Project, RB, 3.550%, 04/01/28, LOC:
Bank of America N.A. (b)                                         5,450     5,450
South Carolina Educational Facilities Authortiy, Newberry
College Project, RB, 3.550%, 09/01/35, LOC: Branch
Banking & Trust Co. (b)                                          8,000     8,000
South Carolina Jobs-Economic Development Authority, Anderson
Area YMCA, Inc. Project, RB, 3.600%, 11/01/24, LOC: Bank of
America N.A. (b)                                                 6,900     6,900

South Carolina Jobs-Economic Development Authority, DCS
Diversified Coating Systems, Inc. Project, RB, AMT, 3.650%,
04/01/17, LOC: Branch Banking & Trust Co. (b)                     2,195    2,195
South Carolina Jobs-Economic Development Authority, Sargent
Metal Fabricators, Inc. Project, RB, AMT, 3.650%, 11/01/22,
LOC: Branch Banking & Trust Co. (b)                               2,410    2,410
South Carolina Jobs-Economic Development Authority, USC
Development Foundation Project, RB, 3.550%, 12/01/10,
LOC: Branch Banking & Trust Co. (b)                               6,000    6,000
South Carolina Jobs-Economic Development Authority, YMCA of
Beaufort County Project, RB, 3.550%,12/01/24, LOC: Branch
Banking & Trust Co. (b)                                           3,310    3,310
South Carolina State Housing Finance & Development Authority,
Ser PT-1272, RB, 3.600%, 12/15/30, LOC: FHLMC (b)                10,000   10,000
University of South Carolina Development Foundation, RB,
3.550%, 12/01/10, LOC: Branch Banking & Trust Co. (b)             4,000    4,000
                                                                          ------
                                                                          48,265
                                                                          ------
TENNESSEE (0.52%)
Covington Industrial Development Board, Charms Co. Project,
RB, AMT, 3.630%, 06/01/27, LOC: Bank of America N.A. (b)          3,000    3,000
Knox County Industrial Development Board, Educational
Services of America Project, RB, 3.550%, 12/01/22, LOC:
Branch Banking & Trust Co. (b)                                    3,315    3,315
Metropolitan Government, Nashville & Davidson County Health &
Educational Facilities Board, Nashville Christian School
Project, RB, 3.570%, 09/01/23, LOC: SouthTrust Bank N.A. (b)      1,560    1,560
                                                                          ------
                                                                           7,875
                                                                          ------
TEXAS (3.58%)
Brazos County Health Facility Development Corp., Ser MT-181,
RB, 3.580%, 01/01/19, LOC: Merrill Lynch Capital Services,
Inc. (b)                                                         32,210   32,210
Harris County Industrial Development Corp., Pollution
Control, RB, 3.730%, 03/01/24 (b)                                 9,800    9,800
Houston Water & Sewer System, Ser SG-78, RB, 3.550%,
12/01/25 (b)                                                      8,835    8,835
Lower Colorado River Authority,                                   3,500    3,500
                                                                          ------
Merlots Project, Ser ZZZ, RB, 3.540%, 01/01/28, LOC: FSA (b)              54,345
                                                                          ------

VIRGINIA (7.23%)
ABN Amro Munitops Certificate Trust, Ser 2003-33, RB, 3.530%,
04/01/11, LOC: MBIA (b)                                           5,370    5,370
Charlottesville Industrial Development Authority, Seminole
Project, Ser A, RB, 3.520%, 12/01/13, Callable 12/01/06 @
100, LOC: Branch Banking & Trust Co. (b)                          3,450    3,450
Chesterfield County Industrial Development Authority,
Ser PT-2133, RB, 3.600%, 02/15/07, LOC: Merrill Lynch Capital
Services, Inc. (b)                                                2,995    2,995
Clarke County Industrial Development Authority, Powhatan
School District Project, RB, 3.550%, 09/01/22, LOC:
Branch Banking & Trust Co. (b)                                    1,525    1,525
Danville-Pittsylvania Regional Industrial Facility Authority,
Institute of Advanced Research Project, RB, 3.550%, 08/01/12,
LOC: Branch Banking & Trust Co. (b)                               1,965    1,965
Fairfax County Economic Development Authority, Public
Broadcasting Services Project, RB, 3.520%, 07/01/40, LOC:
Bank of America N.A. (b)                                          7,500    7,500
Fairfax County Industrial Development Authority, Inova Health
Systems Project, RB, 3.450%, 01/01/30 (b)                            50       50
Front Royal & Warren County Industrial Development Authority,
Warren Memorial Hospital Project, RB, 3.550%,05/01/23,
LOC: Branch Banking & Trust Co. (b)                               2,895    2,895
Lexington Industrial Development Authority, V.M.I.
Development Board, Inc. Project, RB, 3.520%, 12/01/34,
LOC: Wachovia Bank N.A. (b)                                      10,000   10,000
Louisa County Industrial Development Authority, University of
Virginia Health Services Foundation Project, RB,3.550%,
10/01/30, LOC: First Union National Bank (b)                      3,000    3,000
Norfolk Redevelopment & Housing Authority, Student Housing
Project, RB, 3.550%, 07/01/34, LOC: Bank of America N.A. (b)      7,000    7,000
Shenandoah County Industrial Development Authority,
Shenandoah Memorial Hospital Project, RB, 3.550%, 11/01/14,
LOC: Branch Banking & TrustCo. (b)                                2,915    2,915
University of Virginia, Merlots Project, Ser B 31, RB,
Callable 06/01/13 @100, LOC: Wachovia  Bank N.A. (b)              4,720    4,720
Virginia Beach Development Authority, Production Road
Ventures Project, RB, AMT, 3.620%, 09/01/16, LOC: Wachovia
Bank N.A. (b)                                                     1,000    1,000

Virginia Biotechnology Research Park
Authority, United Network of Organ
Sharing Project, RB, 3.520%, 04/01/27,
LOC: Wachovia Bank N.A. (b)                                      6,730     6,730
Virginia College Building Authority,
Shenandoah University Project, RB,
3.530%, 05/01/32, LOC: Branch Banking
& Trust Co. (b)                                                  3,000     3,000
Virginia Housing Development
Authority, Commonwealth Mortgage, Ser
PA-1310R, RB, 3.530%, 07/01/36,
Callable 07/01/11 @ 100, LOC: MBIA (b)                          19,905    19,905
Virginia Resources Authority, Clean
Water, Ser PA-790, RB, 3.530%,
10/01/16, Callable 10/01/10 @ 100,
LOC: Merrill Lynch Capital Services, Inc. (b) (c)                2,000     2,000
Virginia Resources Authority, Clean
Water, Ser PT-2967, RB, 3.530%,
10/01/20, LOC: Merrill Lynch Capital
Services, Inc. (b)                                              16,940    16,940
Virginia State Public School Authority,
Ser  PT-1619, RB, 3.530%, 08/01/08,
LOC: Merrill Lynch Capital Services, Inc. (b) (c)                2,475     2,475
Williamsburg Industrial Development
Authority, Colonial Williamsburg
Project, RB, 3.520%, 10/01/35, LOC:
First Union National Bank (b)                                    4,220     4,220
                                                                         -------
                                                                         109,655
                                                                         -------
WASHINGTON (2.05%)
King County Housing Authority, Ser
PT-2185, RB, 3.530%, 09/20/42 (b)                                5,520     5,520
King County Sewer, Ser PA-1071, RB,
3.550%, 01/01/10, LOC: FSA (b)                                   7,495     7,495
Seattle Certificates, Ser 348, GO,
3.560%, 12/15/28, Callable 12/15/08 @
100, LOC: Morgan Stanley Dean Witter (b)                         4,495     4,495
Washington Public Power Supply
System, Nuclear Power Project No. 1, Ser
1A-1, RB, 3.540%, 07/01/17, LOC:
Bank of America N.A. (b)                                         3,540     3,540
Washington State, Merlots Project, Ser
B23, GO, 3.540%, 12/01/25, Callable
06/01/13 @ 100, LOC: MBIA (b)                                   10,000    10,000
                                                                         -------
                                                                          31,050
                                                                         -------
WISCONSIN (0.83%)
ABN AMRO Munitops Certificates
Trust, Ser 2004-49, GO, 3.560%,
05/01/12, LOC: FSA (b)                                           9,400     9,400
Appleton Industrial Development, Pro
Label Project, RB, AMT, 3.790%,
11/01/12, LOC: Bank One N.A. (b)                                   585       585
Germantown Industrial, J.W. Speaker
Corp. Project, RB, AMT, 3.790%,
08/01/11, LOC: Bank One Milwaukee
N.A. (b)                                                           490       490

Holland Industrial Development, White
Clover Dairy, Inc. Project, RB, AMT,
3.680%, 06/01/13, LOC: Bank One N.A. (b)                        870          870
Oconomowoc Industrial Development,
Quest Technologies Project, RB, AMT,
3.680%, 05/01/18, LOC: Bank One
Wisconsin (b)                                                 1,190        1,190
                                                                      ----------
                                                                          12,535
                                                                      ----------
TOTAL MUNICIPAL BONDS (COST $1,497,334)                                1,497,334
                                                                      ----------
MONEY MARKET FUNDS (4.31%)
Goldman Sachs Financial Square Funds,
Tax Free Money Market Fund                               65,292,468       65,292
                                                                      ----------
TOTAL MONEY MARKET FUNDS (COST $65,292)                                   65,292
                                                                      ----------
TOTAL INVESTMENTS (COST $1,562,626) (A) - 103.07%                      1,562,626
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.07)%                          (46,480)
                                                                      ----------
NET ASSETS - 100.00%                                                  $1,516,146
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
Cl - Class
COP - Certificates of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company.
FHLB - Security insured by the Federal Home Loan Bank.
FHLMC - Security insured by Freddie Mac.
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance.
GNMA - Security insured by the Government National Mortgage Association.
GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
PLC - Public Limited Company
RB - Revenue Bond
Ser - Series
XLCA - Security insured by XL Capital Assurance, Inc.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. GOVERNMENT AGENCIES (52.4%)
FANNIE MAE (30.1%)
4.218%, 01/09/06 (b)                                         $49,200    $ 49,200
4.216%, 01/18/06 (c)                                          35,000      34,931
3.587%, 04/28/06 (c)                                          10,000       9,887
4.200%, 05/09/06 (b)                                          15,000      15,000
4.268%, 05/22/06 (b)                                          17,000      16,999
3.616%, 05/26/06 (c)                                          20,000      19,709
4.180%, 07/17/06 (b)                                          25,000      24,998
4.210%, 09/01/06 (c)                                          10,000       9,727
4.741%, 12/12/06 (c)                                          15,000      14,357
                                                                        --------
                                                                         194,808
                                                                        --------
FEDERAL HOME LOAN BANK (7.8%)
4.099%, 07/21/06 (b)                                          15,000      14,999
4.109%, 07/21/06 (b)                                          25,000      25,000
4.205%, 08/25/06                                              10,000      10,003
                                                                        --------
                                                                          50,002
                                                                        --------
FREDDIE MAC (14.5%)
3.543%, 04/18/06 (c)                                          10,000       9,898
3.604%, 05/02/06 (c)                                          15,000      14,824
3.664%, 05/30/06 (c)                                          15,000      14,780
3.995%, 07/25/06 (c)                                          10,000       9,781
4.122%, 07/31/06 (c)                                          10,000       9,768
4.146%, 08/04/06 (c)                                          10,000       9,762
4.369%, 09/27/06 (c)                                          10,000       9,685
4.094%, 11/16/06 (b)                                          15,000      15,000
                                                                        --------
                                                                          93,498
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $338,308)                           338,308
                                                                        --------
REPURCHASE AGREEMENTS (47.8%)
ABN AMRO Bank N.V., 4.005%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $58,495,786
(collateralized by U.S.Treasury
Obligations, DN, 01/05/06; total market
value $59,639,538)                                            58,470      58,470
Bear Stearns & Co., Inc., 4.205%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $41,536,579
(collateralized by U.S. Government
Agencies, DN, 08/01/18-08/01/34; total
market value $42,347,831)                                     41,517      41,517
BNP Paribas, 4.005%, dated 12/30/05, to
be repurchased on 01/03/06, repurchase
price $34,663,426 (collateralized by U.S.
Government Agencies, 3.850%-5.250%,;
total market value $35,341,623)                               34,648      34,648
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $60,804,201
(collateralized by U.S. Government
Agencies, DN, 02/01/24-08/01/34; total
market value $61,992,437)                                     60,776      60,776

Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $13,892,564
(collateralized by U.S. Government
Agencies, 5.000%, 10/01/25; total market
value $14,167,071)                                             13,886     13,886
Morgan Stanley, 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $28,510,888
(collateralized by U.S. Government
Agencies, 4.500%-8.500%, 08/01/14-12/01/35;
Total market value $29,069,726)                                28,498     28,498
UBS Warburg LLC, 4.215%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $70,345,079
(collateralized by U.S. Government Agencies, DN-4.500%,
02/25/18-12/25/31; total market value $71,718,612)             70,312     70,312
                                                                        --------
TOTAL REPURCHASE AGREEMENTS (COST $308,107)                              308,107
                                                                        --------
TOTAL INVESTMENTS (COST $646,415) (A) - 100.2%                           646,415
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                            (1,411)
                                                                        --------
NET ASSETS - 100.0%                                                     $645,004
                                                                        ========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                            ---------   --------
U.S. TREASURY OBLIGATIONS (12.0%)
U.S. TREASURY BILLS (12.0%)
3.344%, 01/05/06 (b)                                         $ 79,500   $ 79,470
3.786%, 03/16/06 (b)                                           36,000     35,725
3.754%, 03/23/06 (b)                                           25,000     24,793
4.084%, 04/20/06 (b)                                           64,000     63,225
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $203,213)                          203,213
                                                                        --------
REPURCHASE AGREEMENTS (85.6%)
ABN AMRO Bank N.V., 3.355%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $250,463,094
(collateralized by U.S. Treasury
Obligations, DN-2.375%, due
01/05/06-08/31/06; total market value $255,377,837)           250,370    250,370
Bear Stearns & Co., Inc., 2.955%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $72,929,249
(collateralized by U.S. Treasury
Obligations, 1.625%-3.500%, due
01/15/11-01/15/15; total market value $76,188,071)             72,905     72,905
BNP Paribas, 3.205%, dated 12/30/05, to
be repurchased on 01/03/06, repurchase
price $275,292,980 (collateralized by U.S.
Treasury Obligations, 2.000%-3.000%,
due 07/15/12-07/15/14; total market value $280,699,386)       275,195    275,195
Deutsche Bank AG, 3.305%, dated
12/30/05, to be repurchased 01/03/06,
repurchase price $37,658,145
(collateralized by U.S. Treasury
Obligations, DN-4.125%, due
10/31/06-11/15/25; total market value $38,398,011)             37,644     37,644
Dresdner Bank AG, 3.455%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $69,775,007
(collateralized by U.S. Treasury
Obligations, 3.750%-4.5000%, due
08/31/07-11/15/10; total market value $71,143,668)             69,748     69,748
Greenwich Capital Markets, Inc.,
3.405%, dated 12/30/05, to be repurchased
on 01/03/06, repurchase price
$169,286,470 (collateralized by U.S.
Treasury Obligations, 2.375%-6.500%,
due 10/15/06-04/15/28; total market value $172,611,725)       169,222    169,222

JPMorgan Chase & Co., 3.355%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $62,400,721
(collateralized by U.S. Treasury
Obligations, 5.250%-9.125%, due
05/15/18-02/15/29; total market value $63,629,279)           62,377       62,377
Lehman Brothers, Inc., 3.255%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $56,151,536
(collateralized by U.S. Treasury
Obligations, DN, due 03/23/06; total
market value $57,254,116)                                    56,131       56,131
Merrill Lynch & Co., Inc., 3.305%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $60,660,818
(collateralized by U.S. Treasury
Obligations, 8.750%, due 05/15/17; total
market value $61,853,214)                                    60,639       60,639
Morgan Stanley, 3.355%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $82,060,698
(collateralized by U.S. Treasury
Obligations, DN, due 02/15/21; total
market value $83,670,882)                                    82,030       82,030
UBS Warburg LLC, 3.455%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $306,962,443
(collateralized by U.S. Treasury
Obligations, 1.875%, due 07/15/15; total
market value $312,984,362)                                  306,846      306,846
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,443,107)                          1,443,107
                                                                      ----------
TOTAL INVESTMENTS (COST $1,646,320) (A) - 97.6%                        1,646,320
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%                              40,640
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,686,960
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
VIRGINIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
MUNICIPAL BONDS (97.9%)
GUAM (2.1%)
Guam Power Authority, Ser PA 531,
RB, 3.510%, 10/01/18, LOC: Merrill
Lynch Capital Services, Inc. (b)                              $11,025    $11,025
                                                                         -------
VIRGINIA (91.1%)
Albemarle County Industrial
Development Authority, University of
Virginia Health Services Project, RB,
3.520%, 10/01/22, LOC: Wachovia Bank
N.A. (b)                                                        5,995      5,995
Alexandria Industrial Development
Authority, American Red Cross Project,
RB, 3.570%, 01/01/09, LOC: First Union
National Bank (b)                                               2,070      2,070
Alexandria Industrial Development
Authority, Association for Supervision &
Currency Project, RB, 3.520%, 07/01/23,
LOC: Wachovia National Bank NA (b)                              1,330      1,330
Alexandria Industrial Development
Authority, Educational Facilities,
Alexandria County Day School Project,
RB, 3.570%, 06/01/25, LOC: First Union
National Bank (b)                                               4,180      4,180
Alexandria Industrial Development
Authority, Pooled Loan Program, Ser A,
RB, 3.550%, 07/01/26, LOC: Bank of
America N.A. (b)                                                1,000      1,000
Arlington County, Ballston Public
Parking Project, RB, 3.470%, 08/01/17,
LOC: Citibank N.A. (b)                                          6,550      6,550
Arlington County, GO, 4.750%,
10/01/06, LOC: State Aid Withholding                            6,420      6,493
Arlington County, Public Improvement,
GO, 3.000%, 05/15/06, LOC: State Aid
Withholding                                                     1,725      1,727
Ashland Industrial Development
Authority, Health & Community Services
Facilities, YMCA Greater Richmond
Project, Ser A, RB, 3.520%, 11/01/20,
LOC: Wachovia Bank N.A. (b)                                     8,420      8,420
Charles City & County Economic
Development Authority, Waste
Management, Inc. Project, Ser A, RB,
AMT, 3.600%, 02/01/29, LOC:
JPMorgan Chase & Co. (b)                                        4,000      4,000
Chesapeake Bay Bridge & Tunnel
Community District Authority, General
Resolution Project, RB, 3.560%,
07/01/25, LOC: MBIA (b)                                         6,755      6,755

Chesterfield County Industrial
Development Authority, Ser PT-2133,
RB, 3.600%, 02/15/07, LOC: Merrill
Lynch Capital Services, Inc. (b)                                  5,000    5,000
Chesterfield County Industrial
Development Authority, Virginia State
University Real Estate Project, Ser A,
RB, 3.500%, 07/01/29, LOC: Bank of
America N.A. (b)                                                  1,265    1,265
Clarke County Industrial Development
Authority, Hospital Facilities, Winchester
Medical Center Project, RB, 3.550%,
01/01/30, LOC: FSA (b)                                           18,000   17,999
Danville-Pittsylvania Regional Industrial
Facility Authority, Institute of Advanced
Research Project, RB, 3.550%, 08/01/12,
LOC: Branch Banking & Trust Co. (b)                               6,040    6,040
Eagle Tax Exempt Trust Certificates, Ser
994601, RB, 3.560%, 05/15/19, Callable
05/15/09 @ 101 LOC: Citibank N.A. (b) (c)                        10,560   10,560
Fairfax County Economic Development
Authority, Flint Hill School Project, RB,
3.550%, 09/01/21, LOC: First Union
National Bank (b)                                                 4,510    4,510
Fairfax County Economic Development
Authority, Public Broadcasting Services
Project, RB, 3.520%, 07/01/40, LOC:
Bank of America N.A. (b)                                         12,000   12,000
Fairfax County Economic Development
Authority, Smithsonian Institute, Ser A,
RB, 3.500%, 12/01/33, LOC: Bank of
America N.A. (b)                                                  4,000    4,000
Fairfax County Economic Development
Authority, Smithsonian Institute, Ser B,
RB, 3.520%, 12/01/33, LOC: Bank of
America N.A. (b)                                                  2,700    2,700
Fairfax County Industrial Development
Authority, Fairfax Hospital Project, Ser B,
RB, 3.450%, 10/01/25 (b)                                          3,845    3,845
Fairfax County Industrial Development
Authority, Inova Health Systems Project,
RB, 3.450%, 01/01/30 (b)                                          7,600    7,600
Fairfax County Industrial Development
Authority, Inova Services Project, Ser A,
RB, 3.450%, 01/15/22 (b)                                            900      900
Fairfax County Water Authority,
Municipal Trade Receipts Project, Ser
SGB - 40A, RB, 3.560%, 04/01/30 (b)                               7,850    7,850
Fairfax County Water Authority, Ser
A-18, RB, 3.530%, 04/01/23, LOC: IXIS
Municipal Products (b)                                            6,405    6,405
Front Royal & Warren County Industrial
Development Authority, Warren
Memorial Hospital Project, RB, 3.550%,
05/01/23, LOC: Branch Banking & Trust
Co. (b)                                                             570      570

Greater Richmond Convention Center
Authority, Hotel Tax, Ser PT-2570, RB,
3.530%, 06/15/23, Callable 06/15/15 @
100, LOC: MBIA (b)                                                7,175    7,175
Greene County Industrial Development
Authority, Blue Ridge School Project,
RB, 3.550%, 06/01/26, LOC: Branch
Banking & Trust Co. (b)                                           5,730    5,730
Hampton Redevelopment & Housing
Authority, Multi-Family Housing, Avalon
Pointe Project, RB, AMT, 3.440%,
06/15/26, LOC: FNMA (b)                                           4,537    4,537
Hampton Roads Jail Authority, Ser 569,
RB, 3.550%, 07/01/12, LOC: MBIA (b)                               1,195    1,195
Hanover County Industrial Development
Authority, Residential Care Facility,
Covenant Woods Project, RB, 3.550%,
07/01/29, LOC: Branch Banking & Trust
Co. (b)                                                          16,430   16,430
Harrisonburg Redevelopment & Housing
Authority, Multi-Family Housing, Ser
PT-3097, RB, 3.640%, 05/01/40 (b)                                 8,795    8,795
Harrisonburg Redevelopment & Housing
Authority, Multi-Family Housing,
Stoney Ridge/Dale Project, RB, 3.440%,
08/01/32, LOC: FHLMC (b)                                          8,810    8,810
Henrico County Economic Development
Authority, Exempt Facility, White Oak
Ltd. Project, RB, 3.590%, 10/01/27,
LOC: Citibank N.A. (b)                                            1,000    1,000
Henrico County Economic Development
Authority, Steward School Project, RB,
3.550%, 07/01/33, LOC: Branch Banking
& Trust Co. (b)                                                   2,700    2,700
James City & County Economic
Development Authority, Industrial
Development, Historic Jamestown Project,
RB, 3.520%, 11/01/24, LOC: Wachovia
Bank N.A. (b)                                                       800      800
King George County Industrial
Development Authority, Exempt
Facilities, Birchwood Power Partners
Project, RB, 3.830%, 11/01/25, LOC:
Credit Suisse First Boston (b)                                    2,000    2,000
King George County Industrial
Development Authority, Exempt
Facilities, Birchwood Power Partners
Project, RB, 4.70%, 3/1/27, 3.830%,
03/01/27, LOC: Credit Suisse First
Boston (b)                                                        5,000    5,000
King George County Industrial
Development Authority, Lease, Ser PT
2473, RB, 3.530%, 03/01/24, LOC: FSA (b)                          5,250    5,250
Loudon County Industrial Development
Authority, Howard Hughes Medical
Institute Project, Ser D, RB, 3.520%,
02/15/38 (b)                                                      9,835    9,835
Loudon County Industrial Development
Authority, Howard Hughes Medical
Institute Project, Ser E, RB, 3.720%,
02/15/38 (b)                                                     10,000   10,000

Loudon County Industrial Development
Authority, Howard Hughes Medical
Institute Project, Ser F, RB, 3.480%,
02/15/38 (b)                                                      4,400    4,400
Louisa County Industrial Development
Authority, Pooled Financing Project, RB,
3.550%, 01/01/20, LOC: Bank of
America N.A. (b)                                                  1,005    1,005
Lynchburg Industrial Development
Authority, Aerofin Project, RB, AMT,
3.650%, 03/01/29, LOC: PNC Bank N.A. (b)                          2,075    2,075
Lynchburg Industrial Development
Authority, Educational Facilities,
Randolph Macon Project, RB, 3.520%,
09/01/23, LOC: Wachovia Bank N.A. (b)                             7,800    7,800
Lynchburg Industrial Development
Hospital Facilities, VHA First Mortgage,
Mid Atlantic Project, Ser G, RB, 3.470%,
12/01/25, LOC: AMBAC (b)                                          6,930    6,930
Newport News Industrial Development
Authority, CNU Warwick LLC Student
Housing Project, RB, 3.550%, 11/01/28,
LOC: Bank of America N.A. (b)                                     4,300    4,300
Newport News Redevelopment &
Housing Authority, Ser PT 1374, RB,
3.530%, 12/01/06, LOC: Merrill Lynch
Capital Services, Inc. (b)                                        8,850    8,850
Norfolk Economic Development
Authority, Hospital Facilities, RB,
3.560%, 11/01/34, LOC: Citigroup
Global Markets (b)                                                3,000    3,000
Norfolk Industrial Development
Authority, Children's Hospital Facilities
Project, RB, 3.550%, 06/01/20, LOC:
Wachovia Bank N.A. (b)                                           15,300   15,300
Orange County Industrial Development
Authority, Zamma Project, RB, 3.670%,
12/01/22, LOC: Southtrust Bank N.A. (b)                           1,815    1,815
Peninsula Ports Authority, Dominion
Terminal Associates Project, Ser C, RB,
3.750%, 07/01/16, LOC: Citibank N.A. (b)                          1,960    1,960
Peninsula Ports Authority, RB, 3.000%, 01/18/06                   3,700    3,700
Peninsula Ports Authority, Riverside
Health Systems Project, RB, 3.580%,
07/01/37 (b)                                                     13,600   13,600
Richmond, Anticipation Notes, GO,
4.500%, 06/22/06 (b)                                              4,750    4,779
Richmond, Ser PT 1601, 3.530%,
07/15/17, LOC: Merrill Lynch Capital
Services, Inc. (b)                                                9,315    9,315
Roanoke Industrial Development
Authority, Hollins University Project,
RB, 3.520%, 05/01/15, LOC: First Union
National Bank (b)                                                 5,500    5,500

Rockingham County Industrial
Development Authority, Sunnyside
Presbyterian Project, RB, 3.550%,
12/01/33, LOC: Branch Banking & Trust Co. (b)                    10,145   10,145
Spotsylvania County Economic
Development Authority, Public Facilities,
Ser PT-2882, RB, 3.530%, 02/01/25,
Callable 02/01/15 @ 100, LOC: FSA (b)                             2,000    2,000
University of Virginia, Ser A, RB,
3.520%, 06/01/34 (b)                                             20,200   20,200
Virginia Beach Development Authority,
Ocean Ranch Project, RB, 3.550%,
07/01/17, LOC: Branch Banking & Trust Co. (b)                     1,740    1,740
Virginia Beach Water & Sewer, RB,
2.800%, 10/01/06                                                  2,835    2,835
Virginia College Building Authority,
Education Facilities, Ser 134, RB,
3.550%, 09/01/07, LOC: FSA (b)                                    9,415    9,415
Virginia College Building Authority,
Virginia Education Facilities, Ser PT
1574, RB, 3.530%, 09/01/10, LOC:
Merrill Lynch Capital Services, Inc. (b)                          7,625    7,625
Virginia Commonwealth Transportation
Board, Federal Highway Reimbursement,
RB, 3.000%, 10/01/06                                             20,940   20,971
Virginia Commonwealth Transportation
Board, Ser SG 134, RB, 3.530%,
05/15/22, Callable 05/15/09 @ 101,
LOC: Societe Generale (b)                                         6,995    6,995
Virginia Resources Authority, Clean
Water, Ser PA-790, RB, 3.530%,
10/01/16, Callable 10/01/10 @ 100,
LOC: Merrill Lynch Capital Services, Inc. (b) (c)                 2,600    2,600
Virginia Resources Authority, Clean
Water, Ser PT-2967, RB, 3.530%,
10/01/20, LOC: Merrill Lynch Capital
Services, Inc. (b)                                               13,000   13,000
Virginia Resources Authority,
Infrastructure, Virginia Pooled Financing
Project, Ser C, RB, 5.000%, 11/01/06                              1,195    1,212
Virginia Small Business Financing
Authority, Virginia Museum of Fine Arts
Foundation, RB, 3.500%, 08/01/35,
LOC: Wachovia National Bank NA (b)                                1,000    1,000
Virginia State Housing Development
Authority, Commonwealth Mortgage, Ser
A, RB, AMT, 3.000%, 04/01/06                                      3,000    3,000
Virginia State Port Authority, Port
Facility, Ser SG 111, RB, 3.580%,
07/01/24 (b)                                                     14,705   14,705
Virginia State Public Building
Authority, Ser 131, RB, 3.550%,
08/01/19, Callable 08/01/08 @ 100 (b)                             1,785    1,785

Virginia State Public School Authority,
Ser PT-3269, 3.530%, 08/01/20, Callable
08/01/15 @ 100, LOC: State Aid Withholding (b)                  6,000      6,000
Virginia State Public School Authority,
Ser PT-1619, RB, 3.530%, 08/01/08,
LOC: Merrill Lynch Capital Services, Inc. (b) (c)               8,450      8,450
Virginia State Public School Authority,
Ser II-R 4050, RB, 3.560%, 08/01/17,
Callable 08/01/13 @ 100 (b)                                     4,125      4,125
Virginia State Public School Authority,
Ser PT-2746, RB, 3.530%, 08/01/16,
Callable 08/01/15 @ 100, LOC: State Aid
Withholding (b)                                                 5,800      5,800
Virginia State Small Business Financing
Authority, Clarke County Industrial
Development Project, PA-1052, RB,
AMT, 3.650%, 07/01/25, LOC: Branch
Banking & Trust Co. (b)                                         1,695      1,695
Williamsburg Industrial Development
Authority, Colonial Williamsburg
Museum Foundation Project, RB,
3.550%, 12/01/18, LOC: Bank of America N.A. (b)                   250        250
                                                                        --------
                                                                         468,898
                                                                        --------
PUERTO RICO (4.7%)
Puerto Rico Commonwealth, Ser PA
774 R, 3.500%, 07/01/13, LOC: Merrill
Lynch Capital Services, Inc. (b) (c)                            7,040      7,040
Puerto Rico Public Building Authority,
Ser 577, RB, 3.500%, 07/01/21, Callable
07/01/07 @ 101.5, LOC: AMBAC (b)                                7,000      7,000
Puerto Rico Public Building Authority,
Ser PT-2973, RB, 3.500%, 07/01/16,
LOC: FGIC (b) (c)                                               4,045      4,045
Puerto Rico Public Finance Corp., Ser
PA-502, 3.500%, 06/01/19, LOC: Merrill
Lynch Capital Services, Inc. (b) (c)                            6,315      6,315
                                                                        --------
                                                                          24,400
                                                                        --------
TOTAL MUNICIPAL BONDS (COST $504,323)                                    504,323
                                                                        --------
MONEY MARKET FUNDS (1.8%)
Federated Virginia Municipal Cash
Trust, Institutional Class                                  9,365,664      9,366
                                                                        --------
TOTAL MONEY MARKET FUNDS (COST $9,366)                                     9,366
                                                                        --------
TOTAL INVESTMENTS (COST $513,689) (A) - 99.7%                            513,689
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                               1,425
                                                                        --------
NET ASSETS - 100.0%                                                     $515,114
                                                                        ========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
FHLMC - Security insured by Federal Home Loan Mortgage Corporation.
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
CERTIFICATES OF DEPOSIT (12.8%)
BANKS (8.6%)
Credit Suisse First Boston (USA), 4.310%, 01/09/06 (b)       $ 50,000   $ 50,000
Regions Bank, 3.690%, 05/25/06                                 35,000     35,000
Toronto Dominion Bank (The), 3.805%, 06/30/06                  30,000     30,001
Toronto Dominion Bank (The), 4.720%, 12/29/06                  75,000     75,004
Washington Mutual Bank, 4.390%,  02/27/06                      75,000     75,000
                                                                        --------
                                                                         265,005
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES (4.2%)
HBOS Treasury Services PLC, 3.675%, 06/02/06                   35,000     35,002
HBOS Treasury Services PLC, 3.755%, 06/26/06                   35,000     35,002
Morgan Stanley, 4.280%, 01/13/06 (b)                           60,000     59,999
                                                                        --------
                                                                         130,003
                                                                        --------
TOTAL CERTIFICATES OF DEPOSIT (COST $395,008)                            395,008
                                                                        --------
COMMERCIAL PAPERS (20.5%)
BANKS (8.2%)
Australia & New Zealand National Ltd.,3.607%,
04/27/06 (c)                                                   65,000     64,271
Australia & New Zealand National Ltd., 4.368%,
09/28/06 (c)                                                   30,000     29,058
DEPFA Bank PLC, 3.693%, 05/30/06 (c)                           30,000     29,558
Deutsche Bank Financial LLC, 4.394%, 01/03/06 (c)             100,000     99,976
Northern Rock PLC, 4.394%, 03/22/06 (c)(d)                     30,000     29,711
                                                                        --------
                                                                         252,574
                                                                        --------
CONSUMER DISCRETIONARY (2.4%)
Wal-Mart Funding Corp., 4.173%, 01/23/06 (c)                   75,000     74,811
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES (9.9%)
Barclays US Funding LLC, 4.217%, 01/23/06 (c)                  35,000     34,911
Danske Corp., 4.736%, 12/29/06 (c)                             50,000     47,727
Fairway Finance Corp., 4.332%, 01/20/06 (c) (d)                75,000     74,829
Fountain Square Commercial Funding
Corp., 4.109%, 01/27/06 (c) (d)                                25,000     24,927
Morgan Stanley, 4.434%, 01/04/06 (c)                           40,000     39,985
New Center Asset Trust, Ser A-1,
4.311%, 01/30/06 (c) (d)                                       35,000     34,879

Surrey Funding Corp., 4.241%, 01/17/06 (c)                      45,000    44,916
                                                                         -------
                                                                         302,174
                                                                         -------
TOTAL COMMERCIAL PAPERS (COST $629,559)                                  629,559
                                                                         -------
CORPORATE BONDS (33.2%)
AUTO MANUFACTURERS (1.6%)
Toyota Motor Credit Corp., Ser B, 4.314%, 01/25/06 (b)          50,000    50,000
                                                                         -------
BANKS (6.0%)
Marshall & Ilsley Bank, 5.176%, 12/15/06                       100,000   100,350
PNC Bank NA, 4.310%, 03/21/06 (b)                               50,000    49,996
Wells Fargo Bank NA, 4.260%, 02/06/06 (b)                       35,000    35,000
                                                                         -------
                                                                         185,346
                                                                         -------
DIVERSIFIED FINANCIAL SERVICES (23.5%)
American Express Credit Corp., Ser B,
4.410%, 01/23/06 (b)                                            50,000    50,002
Beta Finance, Inc., 4.040%, 03/07/06 (b) (d)                    35,000    35,000
Beta Finance, Inc., 4.198%, 07/25/06 (b) (d)                    30,000    30,000
Beta Finance, Inc., 4.510%, 10/20/06 (d)                        30,000    30,000
BMW US Capital LLC, 4.149%, 06/07/06 (b)                        50,000    50,071
General Electric Capital Corp., Ser A,                          35,000    35,007
4.461%, 02/03/06 (b)
K2 (USA) LLC, 4.320%, 11/15/06 (b) (d)                          50,000    49,996
Liberty Light US Capital, 4.330%,                               50,000    49,999
01/17/06 (b)(d)
Liberty Light US Capital, 4.320%,                               50,000    49,997
05/11/06 (b)(d)
Liquid Funding Ltd., 4.290%, 05/02/06 (b) (d)                   50,000    49,998
Liquid Funding Ltd., 4.230%, 08/29/06 (b) (d)                   50,000    50,000
Liquid Funding Ltd., 4.345%, 12/29/06 (b) (d)                   35,000    34,995
Merrill Lynch & Co., Inc., 4.680%, 02/03/06 (b)                 10,000    10,004
Morgan Stanley, 4.341%, 01/04/07 (b)                            25,000    25,000
Sigma Finance, Inc., 4.319%, 01/18/06 (b) (d)                   50,000    50,000
Sigma Finance, Inc., 4.198%, 08/04/06 (b) (d)                   25,000    25,000
Sigma Finance, Inc., 4.320%, 01/03/07 (b)                       35,000    35,000
Sprenger Enterprises, Inc., 4.870%, 10/01/35 (b)                10,000    10,000
Stanfield Victoria LLC, 4.315%, 12/15/06 (b) (d)                50,000    49,988
                                                                         -------
                                                                         720,057
                                                                         -------
INVESTMENT COMPANIES (2.1%)
Dorada Finance, Inc., 4.209%, 07/25/06 (b) (d)                  30,000    30,000

Dorada Finance, Inc., 4.235%, 09/11/06 (d)                    35,000      35,000
                                                                       ---------
                                                                          65,000
                                                                       ---------
TOTAL CORPORATE BONDS (COST $1,020,403)                                1,020,403
                                                                       ---------
DEMAND NOTES (0.7%)
DIVERSIFIED FINANCIAL SERVICES (0.7%)
Carmichael Properties LLC, 4.500%,
10/01/20 (b)                                                   2,785       2,785
Gasmor Corp., 4.430%, 02/01/31 (b)                             3,630       3,630
LP Pinewood SPV LLC, 4.400%, 02/01/18 (b)                     14,900      14,900
                                                                       ---------
TOTAL DEMAND NOTES (COST $21,315)                                         21,315
                                                                       ---------
MASTER NOTES (4.9%)
BANKS (4.9%)
Bank of America Corp., 4.320%, 09/14/06 (b)                  149,660     149,660
                                                                       ---------
TOTAL MASTER NOTES (COST $149,660)                                       149,660
                                                                       ---------
MUNICIPAL BONDS (16.5%)
ALABAMA (0.3%)
Alabaster, Ser A, GO, 4.400%,
04/01/14, LOC: AMBAC (b)                                       9,355       9,355
                                                                       ---------
ALASKA (3.1%)
Alaska State Housing Finance Corp., Ser
C, RB, 4.300%, 12/01/32 (b)                                   73,900      73,900
Alaska State Housing Finance Corp., Ser
D, RB, 4.460%, 12/01/32 (b)                                   20,200      20,200
                                                                       ---------
                                                                          94,100
                                                                       ---------
CALIFORNIA (1.8%)
California Housing Finance Agency, Ser
C, RB, 4.450%, 02/01/41, LOC:
Landesbank Hessen-Thueringen (b)                               3,300       3,300
Oakland-Alameda County Coliseum
Authority, Ser D, RB, 4.450%, 02/01/11 (b)                    29,400      29,400
Santa Rosa Rancheria, Tachi Yokut
Tribe, RB, 4.450%, 09/01/19, LOC: Bank
One N.A. (b)                                                  22,000      22,000
                                                                       ---------
                                                                          54,700
                                                                       ---------
COLORADO (3.8%)
Colorado Housing & Finance Authority,
RB, 4.450%, 11/01/32, LOC: JP Morgan
Chase Bank (b)                                                31,255      31,255
Colorado Housing & Finance Authority,
RB, 4.450%, 11/01/33, LOC: JP Morgan
Chase Bank (b)                                                17,350      17,350
Colorado Housing & Finance Authority,
RB, 4.450%, 10/01/34, LOC: FHLB (b)                           19,500      19,500
Colorado Housing & Finance Authority,
RB, 4.450%, 11/01/34, LOC: Dexia
Credit Local (b)                                              22,905      22,905
Colorado Housing & Finance Authority,
RB, 4.450%, 11/01/35, LOC: Lloyds
TSB Bank PLC (b)                                               6,475       6,475

Colorado Housing & Finance Authority,
RB, 4.450%, 05/01/41, LOC:
Landesbank Hessen-Thueringen (b)                                21,200    21,200
                                                                         -------
                                                                         118,685
                                                                         -------
FLORIDA (0.2%)
Florida Housing Finance Corp., RB,
4.350%, 01/15/35, LOC: FNMA (b)                                  2,500     2,500
Florida Housing Finance Corp., RB,
4.500%, 06/15/36, LOC: Bank of
America N.A. (b)                                                 2,900     2,900
Orange County Housing Finance
Authority, Multifamily, Ser D, RB,
4.480%, 07/15/34 (b)                                             2,000     2,000
                                                                         -------
                                                                           7,400
                                                                         -------
ILLINOIS (1.8%)
Champaign, Ser B, GO, 4.450%,
01/01/24, LOC: Bank One N.A. (b)                                 4,900     4,900
Illinois Student Assistance Community,
Student Loan, Ser D, RB, 4.460%,
09/01/23, LOC: Bank of America N.A. (b)                         40,000    40,000
Wheaton College, University
Improvements, Ser A, RB, 4.450%,
10/01/35, LOC: JP Morgan Chase Bank (b)                         10,000    10,000
                                                                         -------
                                                                          54,900
                                                                         -------
MICHIGAN (1.5%)
Michigan State Housing Development
Authority, Rental Housing, Ser C, RB,
4.430%, 10/01/20 (b)                                            45,035    45,035
                                                                         -------
MISSISSIPPI (1.7%)
Mississippi Development Bank Special
Obligation, Mceda Board Project, RB,
4.500%, 12/01/23, LOC: AMBAC (b)                                 3,820     3,820
Mississippi State, Nissan Project, Ser A,
GO, 4.470%, 11/01/28, LOC: Bank of
America N.A. (b)                                                47,700    47,700
                                                                         -------
                                                                          51,520
                                                                         -------
NEW YORK (1.3%)
Babylon Industrial Development
Agency, Topiderm, Inc. Project, Ser B,
RB, 4.420%, 03/01/24, LOC: Citibank
N.A. (b)                                                         2,525     2,525
New York City Housing Development
Corp., Chelsea Center, RB, 4.400%,
06/01/33, LOC: Bayerische Landesbank (b)                        27,600    27,600
New York State Housing Finance
Agency, Service Contract, RB, 4.450%,
09/15/08, LOC: Dexia Credit Local (b)                            8,500     8,500
                                                                         -------
                                                                          38,625
                                                                         -------
TEXAS (0.2%)
Texas State, Veteran Housing Fund, Ser
II-D, GO, 4.450%, 06/01/20, LOC: Dexia
Credit Local (b)                                                 7,000     7,000
                                                                         -------
VIRGINIA (0.8%)
Newport News Economic Development
Authority, Ship Building Project, Ser A,
RB, 4.400%, 07/01/31, LOC: First Union
National Bank (b)                                               21,530    21,530

Newport News Economic Development
Authority, Ship Building Project, Ser B,
RB, 4.450%, 07/01/31, LOC: First Union
National Bank (b)                                                4,320     4,320
                                                                         -------
                                                                          25,850
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $507,170)                                    507,170
                                                                         -------
U.S. GOVERNMENT AGENCIES (2.4%)
FANNIE MAE (2.4%)
4.218%, 01/09/06 (b)                                            25,000    25,000
3.551%, 05/26/06 (c)                                            50,000    49,309
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $74,309)                             74,309
                                                                         -------
REPURCHASE AGREEMENTS (10.2%)
ABN AMRO Bank N.V., 4.005%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $29,782,270
(collateralized by U.S. Treasury
Obligations; DN, due 01/05/06; market
value $30,364,545)                                              29,769    29,769
Bear Stearns & Co., Inc., 4.205%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $54,494,003
(collateralized by U.S. Government
Agencies; DN, due 07/01/26-12/01/35;
market value $55,558,019)                                       54,469    54,469
BNP Paribas, 4.005%, dated 12/30/05,
to be repurchased on 01/03/06,
repurchase price $26,904,806
(collateralized by U.S. Government
Agencies; 5.250%, due 04/15/07; market
value $27,431,287)                                              26,893    26,893
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $83,685,794
(collateralized by U.S. Government
Agencies; DN, due 11/01/26-07/01/33;
market value $85,321,831)                                       83,647    83,647
Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $103,558,486
(collateralized by U.S. Government
Agencies; 4.500-5.500%, due
11/01/14-03/01/35; market value
$105,583,629)                                                  103,511   103,511
UBS Warburg LLC, 4.215%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $16,423,462
(collateralized by U.S. Government
Agencies; 4.500%, due
02/15/30-08/15/30; market value
$16,746,976)                                                    16,416    16,416
                                                                         -------
TOTAL REPURCHASE AGREEMENTS (COST $314,705)                              314,705
                                                                         -------

TOTAL INVESTMENTS (COST $3,112,129) (A) - 101.2%                       3,112,129
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%                           (35,489)
                                                                      ----------
NET ASSETS - 100.0%                                                   $3,076,640
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation DN - Discount Note
FHLB - Security insured by Federal Home Loan Bank
FNMA - Security insured by Fannie Mae
GO - General Obligation
LLC - Limited Liability Corporation
LOC - Line of Credit
PLC - Public Limited Company
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES
                                                               OR
                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                           ---------   ---------
MUNICIPAL BONDS (97.7%)
ALABAMA (0.7%)
Alabama Special Care Facilities,
Financing Authority Hospital Revenue,
Depreciable Assets, RB, 3.450%,
04/01/15, LOC: FGIC (b)                                      $  600      $  600
Daphne-Villa, Mercy Alabama Special
Care Facilities Financing Authority,
Mercy Medical Project, RB, 3.520%,
12/01/30, LOC: Southtrust Bank N.A. (b)                         100         100
                                                                         ------
                                                                            700
                                                                         ------
ARKANSAS (0.4%)
Arkansas State Development Finance
Authority, Solid Waste Disposal, Waste
Management of Arkansas Project, RB,
AMT, 3.530%, 06/01/28, LOC: Fleet
National Bank (b)                                               350         350
                                                                         ------
CALIFORNIA (9.1%)
California State, Ser MT-162, GO,
3.100%, 08/01/17, Callable 08/01/15 @
100, LOC: FSA (b)                                             2,000       2,000
California Statewide Communities
Development Authority, Multifamily, RB,
AMT, 3.610%, 08/01/29, LOC: Merrill
Lynch Capital Services (b)                                    2,000       2,000
Los Angeles, California, Regional
Airports Improvement Corp., Sublease,
Los Angeles International Airport, RB,
3.750%, 12/01/25, LOC: Societe Generale (b)                   5,000       5,000
                                                                         ------
                                                                          9,000
                                                                         ------
COLORADO (3.0%)
Dawson Ridge Metropolitan District No
1, Ser PZ-88, GO, 3.560%, 10/01/22,
LOC: Merrill Lynch Capital Services (b)                       3,000       3,000
                                                                         ------
CONNECTICUT (1.0%)
Connecticut State, GO, 3.530%,
06/15/11, LOC: Merrill Lynch Capital
Services (b)                                                    950         950
                                                                         ------
FLORIDA (10.1%)
Collier County Housing Finance
Authority, Brittany Apartments Project,
Ser A, RB, AMT, 3.520%, 07/15/34,
LOC: FNMA (b)                                                 2,050       2,050
Florida Housing Finance Agency,
Ashley Lake II Project, RB, AMT,
3.520%, 12/01/11, LOC: FHLMC (b)                                250         250

Florida Housing Finance Agency,
Multifamily Housing, RB, AMT,
3.520%, 12/01/25 (b)                                                355      355
Florida Housing Finance Corp, Ser
MT-169, RB, 3.250%, 10/01/32, LOC: FHLB (b)                       3,000    3,000
Lake County School Board, COP,
3.540%, 06/01/30, LOC: AMBAC (b)                                  2,000    2,000
Marion County Hospital District, Health
Systems Improvement, Munroe Regional
Health, RB, 3.420%, 10/01/30, LOC:
Amsouth Bank of Florida (b)                                         980      980
Orange County Housing Finance
Authority, Multifamily Housing, Cove at
Lady Lake Apartments, Ser A, RB, AMT,
3.540%, 05/15/38, LOC: Amsouth Bank (b)(c)                          450      450
Orange County Housing Finance
Authority, Multifamily Housing,
Northbridge Phase II, Ser A, RB, AMT,
3.530%, 09/15/36, LOC: Southtrust Bank N.A. (b)                     900      900
                                                                           -----
                                                                           9,985
                                                                           -----

GEORGIA (0.8%)
Newnan Development Authority,
Multifamily Housing, Club at Newnan
Crossing Project, RB, AMT, 3.540%,
09/15/36, LOC: Bank of America N.A.(b)                              800      800
                                                                           -----
ILLINOIS (11.3%)
Chicago O'Hare International Airport,
General Airport, Second Lien, Ser B, RB,
3.450%, 01/01/15, LOC: Societe
Generale (b)                                                        900      900
Chicago, Single Family Mortgage, RB,
AMT, 3.590%, 04/01/07, LOC: FNMA (b)                                400      400
Illinois Development Finance Authority,
Lyric Opera Chicago Project, RB,
3.580%, 12/01/28 (b)                                              1,000    1,000
Illinois Finance Authority, Alexian
Brothers Health, RB, 3.510%, 04/01/35,
LOC: Bank One N.A. (b)                                              200      200
Illinois Finance Authority, Resurrection
Health, Ser B, RB, 3.770%, 05/15/35,
LOC: JP Morgan Chase Bank (b)                                     6,000    6,000
Illinois Health Facilities Authority,
Decatur Memorial Hospital Project, Ser A,
3.520%, 11/15/24, LOC: MBIA (b)                                     200      200
Jackson-Union Counties Regional Port
Facilities, Enron Transportation Services,
RB, 3.520%, 04/01/24, LOC: First Union
National Bank (b)                                                   225      225
Lake County Adlai E Stevenson High
School District, No. 125 Prairie, GO,
3.550%, 01/01/17, LOC: Merrill Lynch
Capital Services (b)                                              2,200    2,200

Metropolitan Pier & Exposition
Authority, Dedicated State Tax, RB,
3.590%, 12/15/21, LOC: MBIA (b)                                     100      100
                                                                          ------
                                                                          11,225
                                                                          ------
INDIANA (10.8%)
Evansville Vanderburgh Public Leasing
Corp, Ser PT-2694, RB, 3.550%,
01/15/24, Callable 07/15/15 @ 100,
LOC: AMBAC (b)                                                    2,000    2,000
Merrillville Multi School Building
Corp, Ser PT-2842, RB, 3.550%,
07/15/22, Callable 07/15/15 @ 100,
LOC: FGIC (b)                                                     3,500    3,500
Wayne Township, Marion County
School Building Corp., RB, 3.550%,
07/15/26, LOC: Merrill Lynch Capital
Services (b)                                                      2,200    2,200
West Clark 2000 School Building Corp,
Ser PT-2631, RB, 3.550%, 01/15/23,
Callable 01/15/15 @ 100, LOC: MBIA (b)                            3,000    3,000
                                                                          ------
                                                                          10,700
                                                                          ------
IOWA (2.3%)
Des Moines City Airport Passenger
Facility, Ser A, RB, 2.900%, 01/17/06                             2,300    2,300
                                                                          ------
KENTUCKY (0.4%)
Kentucky Economic Development
Finance Authority, Hospital Facilities,
Health Alliance, Ser C, RB, 3.520%,
01/01/22, LOC: MBIA (b)                                             400      400
                                                                          ------
MARYLAND (3.2%)
Montgomery County Housing
Opportunities Commission, RB, AMT,
3.530%, 06/01/30, LOC: FNMA (b)                                   2,200    2,200
Montgomery County, Housing
Opportunities Commission, Multi Family
Housing Development, Ser C, RB,
3.450%, 07/01/37, LOC: DEPFA Bank
PLC (b)                                                           1,000    1,000
                                                                          ------
                                                                           3,200
                                                                          ------
MASSACHUSETTS (5.0%)
Massachusetts State Development
Finance Agency, Boston University, Ser
R-2, RB, 3.740%, 10/01/42 (b)                                     5,000    5,000
                                                                          ------
MICHIGAN (0.1%)
Michigan State Housing Development
Authority, Mutlifamily, RB, AMT,
3.540%, 06/01/18, LOC: Bank of New
York (b)                                                            100      100
                                                                          ------
NEW JERSEY (2.3%)
Essex County Improvement Authority,
3.540%, 10/01/20, LOC: FGIC (b)                                   2,250    2,250
                                                                          ------
NEW YORK (20.1%)
Jay Street Development Corp., Court
Facilities Lease, Jay Street Project, Ser
A-2, RB, 3.760%, 05/01/20, LOC: Depha
Bank PLC (b)                                                      4,000    4,000
Long Island Power Authority New York
Electric System, Ser PA-1150, RB,
3.540%, 09/01/33, LOC: Merrill Lynch
Capital Services (b)                                              5,000    5,000

New York City Housing Development
Corp., Multifamily, Manhattan Court
Development, Ser A, RB, AMT, 3.530%,
06/01/36, LOC: Citibank N.A. (b)                                    100      100
New York City Housing Development
Corp., Multifamily, St Renaissance Court,
Ser A, RB, AMT, 3.530%, 06/01/37,
LOC: FHLMC (b)                                                    2,000    2,000
New York City Transitional Finance
Authority, NYC Recovery, Ser 3, Subser
3C, RB, 3.480%, 11/01/22, LOC: Dexia
Credit Local (b)                                                  1,000    1,000
New York Housing Finance Agency,
Avalon Chrystie Place I Housing, RB,
AMT, 3.540%, 11/01/36, LOC: Fleet
National Bank (b)                                                   300      300
New York State Dormitory Authority,
Ser PT-746, RB, 3.400%, 10/01/17,
Callable 10/01/12 @ 100, LOC: MBIA (b)                            3,500    3,500
New York, Ser PT-2878, GO, 3.540%,
04/01/25, Callable 04/01/15 @ 100,
LOC: Merrill Lynch Capital Services (b)                           3,900    3,900
                                                                          ------
                                                                          19,800
                                                                          ------
NORTH CAROLINA (2.2%)
North Carolina Medical Care
Commission, NC Baptist Hospital
Project, Ser B, RB, 3.510%, 06/01/22,
LOC: Wachovia Bank of North Carolina (b)                          1,200    1,200
Raleigh, Downtown Improvement
Projects, Ser B, COP, 3.490%, 02/01/34,
LOC: Depha Bank PLC (b)                                           1,000    1,000
                                                                          ------
                                                                           2,200
                                                                          ------
OHIO (3.5%)
Ohio State Environmental Improvement,
Newark Group Industries, Inc. Project,
RB, AMT, 3.530%, 12/01/26, LOC: JP
Morgan Chase Bank (b)                                             3,500    3,500
                                                                          ------
OTHER (1.0%)
MuniMae Trust, RB, AMT, 3.600%,
12/17/06, LOC: FHLMC (b) (c)                                      1,005    1,005
                                                                          ------
PUERTO RICO (1.0%)
Puerto Rico Commonwealth, Highway
& Transportation Authority, RB, 3.500%,
01/01/08, LOC: MBIA (b) (c)                                       1,000    1,000
                                                                          ------
TENNESSEE (2.5%)
Metropolitan Government Nashville &
Davidson County, Industrial Development
Board, Multifamily Housing,
Chimneytop II Project, RB, 3.420%,
09/01/06, LOC: Bank of America N.A. (b)                             200      200

Sevier County Industrial Development
Board, Heritage Log Homes, Inc., RB,
AMT, 3.650%, 09/01/25, LOC: Branch
Banking & Trust (b)                                              2,300     2,300
                                                                         -------
                                                                           2,500
                                                                         -------
TEXAS (0.9%)
Mesquite Industrial Development Corp.,
Championship Rodeo, RB, 3.650%,
12/01/10, LOC: Bank One Texas N.A.(b)                              925       925
                                                                         -------
UTAH (3.0%)
Utah Water Finance Agency, RB,
3.550%, 10/01/25, LOC: AMBAC (b)                                 3,000     3,000
                                                                         -------
VIRGINIA (3.0%)
Fairfax County Industrial Development
Authority, Inova Health System, RB,
3.450%, 01/01/30 (b)                                                 5         5
Norfolk Economic Development
Authority, Hospital Facilities, Ser R-322,
RB, 3.560%, 11/01/34, LOC: Citigroup
Global Markets (b)                                               3,000     3,000
                                                                         -------
                                                                           3,005
                                                                         -------
TOTAL MUNICIPAL BONDS (COST $96,895)                                      96,895
                                                                         -------
MONEY MARKETS (2.0%)
Federated Tax Free Reserve Fund # 015                        1,939,331     1,939
                                                                         -------
TOTAL MONEY MARKETS (COST $1,939)                                          1,939
                                                                         -------
TOTAL INVESTMENTS (COST $98,834) (A) - 99.7%                              98,834
                                                                         -------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                 336
                                                                         -------
NET ASSETS - 100.0%                                                      $99,170
                                                                         =======

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC - Security insured by the American Municipal Bond Assurance Corporation. AMT - Alternative Minimum Tax Paper
COP - Certificates of Participation
FGIC - Security insured by the Financial Guaranty Insurance Company.
FHLB - Security insured by Federal Home Loan Bank.
FHLMC - Security insured by Freddie Mac.
FNMA - Security insured by Fannie Mae
FSA - Security insured by Financial Security Assurance.
GO - General Obligation
LOC - Line of Credit
MBIA - Security insured by the Municipal Bond Insurance Association.
PLC - Public Limited Company
RB - Revenue Bond
Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. GOVERNMENT AGENCIES (41.6%)
FANNIE MAE (25.0%)
4.218%, 01/09/06 (b)                                         $ 70,770   $ 70,770
4.216%, 01/18/06 (c)                                           40,000     39,921
4.195%, 02/06/06 (b)                                           15,000     14,999
3.587%, 04/28/06 (c)                                           20,000     19,774
4.270%, 05/09/06 (b)                                           25,000     25,000
4.268%, 05/22/06 (b)                                           20,000     19,999
3.835%, 05/26/06 (c)                                           15,000     14,775
4.180%, 07/17/06 (b)                                           25,000     24,998
4.210%, 09/01/06 (c)                                           10,000      9,727
4.741%, 12/12/06 (c)                                           30,000     28,715
                                                                        --------
                                                                         268,678
                                                                        --------
FEDERAL FARM CREDIT BANK (0.9%)
3.585%, 05/15/06 (c)                                           10,000      9,871
                                                                        --------
FEDERAL HOME LOAN BANK (4.7%)
4.099%, 07/21/06 (b)                                           15,000     14,999
4.109%, 07/21/06 (b)                                           25,000     25,000
4.205%, 08/26/06                                               10,000     10,003
                                                                        --------
                                                                          50,002
                                                                        --------
FREDDIE MAC (11.0%)
3.543%, 04/18/06 (c)                                           10,000      9,898
3.604%, 05/02/06 (c)                                           15,000     14,824
3.639%, 05/30/06 (c)                                           20,000     19,709
3.995%, 07/25/06 (c)                                           10,000      9,781
4.122%, 07/31/06 (c)                                           10,000      9,768
4.146%, 08/04/06 (c)                                           10,000      9,762
4.369%, 09/27/06 (c)                                           10,000      9,685
4.329%, 09/29/06 (c)                                           10,000      9,688
4.094%, 11/16/06 (b)                                           15,000     15,000
4.671%, 12/01/06 (c)                                           10,000      9,585
                                                                        --------
                                                                         117,700
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $446,251)                           446,251
                                                                        --------
REPURCHASE AGREEMENTS (58.6%)
ABN AMRO Bank N.V., 4.005%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $102,840,140
(collateralized by U.S. Treasury
Obligations, DN, due 01/05/06; total
market value $104,850,993)                                    102,794    102,794
BNP Paribas, 4.005%, dated 12/30/05,
to be repurchased on 01/03/06,
repurchase price $90,300,765
(collateralized by U.S. Government
Agencies, DN - 4.500%, due 02/22/07 -
10/19/15; total market value
$92,069,105)                                                   90,261     90,261
Lehman Brothers, Inc., 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $86,230,912
(collateralized by U.S. Government
Agencies, DN, due 09/01/24 - 01/01/34;
total market value $87,916,384)                                86,191     86,191

Merrill Lynch & Co., Inc., 4.105%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $29,604,421
(collateralized by U.S. Government
Agencies, 5.000% - 6.255%, due
09/01/13 - 10/01/25; total market value
$30,183,767)                                                 29,591       29,591
Morgan Stanley, 4.155%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $137,964,079
(collateralized by U.S. Government
Agencies, 4.000% - 9.500%, due
02/01/11 - 11/01/35; total market value
$140,668,578)                                               137,900      137,900
UBS Warburg LLC, 4.215%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $180,826,406
(collateralized by U.S. Government
Agencies, DN - 5.000%, due 03/25/17 -
03/25/30; total market value
$184,357,085)                                               180,742      180,742
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $627,479)                              627,479
                                                                      ----------
TOTAL INVESTMENTS (COST $1,073,730) (A) - 100.2%                       1,073,730
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                            (2,152)
                                                                      ----------
NET ASSETS - 100.0%                                                   $1,071,578
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at December 31, 2005. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FUNDS
INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. TREASURY OBLIGATIONS (17.1%)
U.S. TREASURY BILLS (17.1%)
3.344%, 01/05/06 (b)                                         $295,500   $295,407
3.786%, 03/16/06 (b)                                           64,000     63,511
3.754%, 03/23/06 (b)                                           60,000     59,503
4.084%, 04/20/06 (b)                                          115,000    113,607
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $532,028)                          532,028
                                                                        --------
REPURCHASE AGREEMENTS (80.6%)
ABN AMRO Bank N.V., 3.355%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $537,587,925
(collateralized by U.S. Treasury
Obligations, DN-10.625%, due 01/05/06 -
02/15/29; total market value
$548,136,129)                                                 537,388    537,388
Bear Stearns & Co., Inc., 2.955%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $40,517,403
(collateralized by U.S. Treasury
Obligations, 2.000% - 3.500%, due
11/15/06 - 01/15/14; total market value
$41,315,367)                                                   40,504     40,504
BNP Paribas, 3.205%, dated 12/30/05,
to be repurchased on 01/03/06,
repurchase price $410,761,613
(collateralized by U.S. Treasury
Obligations, 1.875% - 3.000%, due
07/15/12 - 07/15/13; total market value
$418,828,071)                                                 410,615    410,615
Deutsche Bank AG, 3.305%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $57,847,578
(collateralized by U.S. Treasury
Obligations, DN-5.500%, due 04/30/07-
02/15/29; total market value
$58,938,518)                                                   57,826     57,826
Dresdner Bank AG, 3.455%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $146,458,289
(collateralized by U.S. Treasury
Obligations, DN-8.125%, due 01/05/06 -
02/15/31; total market value
$149,331,993)                                                 146,402    146,402
Greenwich Capital Markets, Inc.,
3.405%, dated 12/30/05, to be
repurchased on 01/03/06, repurchase
price $265,036,154 (collateralized by
U.S. Treasury Obligations, 3.875% -
8.875%, due 10/15/06 - 02/15/23; total
market value $270,237,434)                                    264,936    264,936

JPMorgan Chase & Co., 3.355%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $146,278,226
(collateralized by U.S. Treasury
Obligations, 5.500% - 9.250%, due
02/15/16 - 08/15/29; total market value
$149,149,648)                                               146,224      146,224
Lehman Brothers, Inc., 3.255%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $126,943,203
(collateralized by U.S. Treasury
Obligations, DN-13.250%, due 02/15/06 -
02/15/23; total market value
$129,436,677)                                               126,897      126,897
Merrill Lynch & Co., Inc., 3.305%,
dated 12/30/05, to be repurchased on
01/03/06, repurchase price $102,511,807
(collateralized by U.S. Treasury
Obligations, DN-8.750%, due 05/15/17 -
02/15/19; total market value
$104,524,850)                                               102,474      102,474
Morgan Stanley, 3.355%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $107,420,157
(collateralized by U.S. Treasury
Obligations, DN, due 02/15/22 -
02/15/23; total market value
$109,528,030)                                               107,380      107,380
UBS Warburg LLC, 3.455%, dated
12/30/05, to be repurchased on 01/03/06,
repurchase price $562,805,826
(collateralized by U.S. Treasury
Obligations, 1.875%, due 07/15/15; total
market value $573,841,881)                                  562,590      562,590
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $2,503,236)                          2,503,236
                                                                      ----------
TOTAL INVESTMENTS (COST $3,035,264) (A) - 97.7%                        3,035,264
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%                              71,412
                                                                      ----------
NET ASSETS - 100.0%                                                   $3,106,676
                                                                      ==========

----------
(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)  Rate represents the effective yield at purchase.

DN - Discount Note
LLC - Limited Liability Corporation

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. ORGANIZATION

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering the following funds as of December 31, 2005: Aggressive Growth Stock Fund, Capital Appreciation Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Strategic Quantitative Equity Fund, Balanced Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Core Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

SECURITY VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' accounting agent shall seek to obtain a bid price from at least one independent broker.

Investment securities held in money market funds are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not preauthorize the Funds' accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

REPURCHASE AGREEMENTS

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

TBA PURCHASE COMMITMENTS

The fixed income funds and Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market value of investment securities and foreign currency amounts are translated into U.S. dollars at the current rate of exchange.

MORTGAGE DOLLAR ROLLS

The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

3. CONCENTRATIONS/RISKS

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

The Seix High Yield Fund invests in high yield instruments are subject to certain additional credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. High Yield securities involved greater risk of default or downgrade and are more volatile than investment grade securities.

The Prime Quality Money Market, Tax-Exempt Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market and Virginia Tax-Free Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

4. SECURITIES LENDING

The Capital Appreciation Fund, International Equity Fund, International Equity Index Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Balanced Fund, High Income Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Seix High Yield Fund, Short-Term Bond Fund, Strategic Income Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral for the equity funds is at least 100% of the market value of the securities loaned, or in the case of the fixed income funds, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At December 31, 2005, the Portfolio was invested in money market mutual funds, certificates of deposit, commercial paper, repurchase agreements, U.S. agency obligations and corporate bonds (with interest rates ranging from 4.12% to 4.65% and maturity dates ranging from 01/03/06 to 11/25/15).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds

By (Signature and Title)* \s\ David Hughes
                          -------------------------------------------
                           David Hughes, Treasurer, STI Classic Funds

Date February 27, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* \s\ R. Jeffrey Young
                          ----------------------------------------------
                          R. Jeffrey Young, President, STI Classic Funds

Date  February 27, 2006

By (Signature and Title)* \s\ David Hughes
                          ------------------------------------------
                          David Hughes, Treasurer, STI Classic Funds

Date  February 27, 2006

* Print the name and title of each signing officer under his or her signature.